As filed with the Securities and Exchange Commission on December 22, 2005

1933 Act File No. 333-28697
1940 Act File No. 811-8243

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	59	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	60	[	X	]

(Check appropriate box or boxes.)

Potomac Funds

33 Whitehall Street, 10th Floor
New York, New York 10004
(Exact name of Registrant as Specified in Charter)
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, New York 10004
(Name and Address of Agent for Service)

Copy to:
Angela L. Pingel
U.S. Bancorp Fund Services, LLC
615 East Michigan
Milwaukee, WI 53202

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on December 29, 2005 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

POTOMAC FUNDS

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement:

Prospectus for the Investor Class of the:
•	Potomac Emerging Markets Plus Fund and the Potomac Emerging Markets Short Fund;
•	Potomac Dynamic HY Bond Fund and Potomac HY Bear Fund;
•	Potomac 10 Year Plus Fund and Potomac ContraBond Fund;
•	Potomac PSI Calendar Effects Fund; and
•	Potomac Dollar Bear Fund, Potomac Short Real Estate Fund, Potomac Commodity Bull Fund.

Prospectus for the Advisor Class of the:
•	Potomac Evolution Managed Bond Fund and Potomac Evolution All-Cap Equity Fund (formerly the Evolution Managed Equity Fund).

Statement of Additional Information for the Investor Class of:
•	Potomac Emerging Markets Plus Fund and the Potomac Emerging Markets Short Fund;
•	Potomac Dynamic HY Bond Fund and Potomac HY Bear Fund;
•	Potomac 10 Year Plus Fund and Potomac ContraBond Fund;
•	Potomac PSI Calendar Effects Fund; and
•	Potomac Dollar Bear Fund, Potomac Short Real Estate Fund, Potomac Commodity Bull Fund.

Statement of Additional Information for the Advisor Class of the:
•	Potomac Evolution Managed Bond Fund and Potomac Evolution All-Cap Equity Fund (formerly the Evolution Managed Equity Fund).

Part C of Form N-1A

Signature Page

Exhibits

PROSPECTUS

Emerging Markets Plus Fund
Emerging Markets Short Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

INVESTOR CLASS

(800) 851-0511

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

&ltR&gt
December 29, 2005
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Potomac Funds

&ltR&gt
OVERVIEW	1

ABOUT THE FUNDS	2
FUND OBJECTIVES	2
PORTFOLIO INVESTMENT STRATEGY	2
PRINCIPAL RISK FACTORS	3
PERFORMANCE	6
FEES AND EXPENSES OF THE FUNDS	6

ABOUT YOUR INVESTMENT	8
SHARE PRICES OF THE FUNDS	8
RULE 12b-1 FEES	9
HOW TO INVEST IN SHARES OF THE FUNDS	9
HOW TO EXCHANGE SHARES OF THE FUNDS	12
HOW TO SELL SHARES OF THE FUNDS	12
ACCOUNT AND TRANSACTION POLICIES	14

ADDITIONAL INFORMATION	16
MANAGEMENT OF THE FUNDS	16
PORTFOLIO HOLDINGS INFORMATION	17
DISTRIBUTIONS AND TAXES	17
MASTER/FEEDER OPTION	18

FINANCIAL HIGHLIGHTS	19

PRIVACY NOTICE (Not a part of the prospectus)	PN-1

MORE INFORMATION ON THE FUNDS	Back Cover

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In deciding whether to invest in the funds described herein, you should rely on information in this Prospectus or the Statement of Additional Information (the “SAI”). The Potomac Funds (the “Trust”) has not authorized others to provide additional information. The Trust does not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.

i

OVERVIEW

This Prospectus describes the Emerging Markets Plus Fund and the Emerging Markets Short Fund (together with the Emerging Markets Plus Fund, the “Funds”) of the Potomac Funds. The Funds currently offer for sale Investor Class shares. Rafferty Asset Management, LLC (“Rafferty” or “Adviser”) serves as the Funds’ investment adviser.

The Emerging Markets Plus Fund seeks to provide a daily return that is equal to 200% of the daily return of the MSCI Emerging Markets Indexsm (“EM Index”). The word “Plus” in the Emerging Markets Plus Fund’s name refers to the fact that it is designed to provide a return that is greater than the return provided by the EM Index when the value of the EM Index rises. The Emerging Markets Short Fund seeks to provide a daily return that is equal to 200% of the inverse (opposite) of the daily return of the EM Index.

&ltR&gt
The term “emerging market” refers to an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.
&lt/R&gt

The EM Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of May 2005, the EM Index consisted of the following 26 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela. Morgan Stanley Capital International Inc. (“MSCI®”) is not a sponsor of, or in any way affiliated with, the Potomac Funds.

The Funds are designed principally for purchase by experienced investors and frequently are utilized by investors who engage in market timing activities or who intend to follow an asset allocation strategy. To achieve its objective, each Fund uses aggressive investment techniques such as engaging in futures, options and swap transactions. In order to accommodate frequent trading by shareholders, each Fund’s portfolio will be positioned consistent with the need for liquidity.

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There is no assurance that the Funds will achieve their objectives.

1

ABOUT THE FUNDS

FUND OBJECTIVES

The Emerging Markets Plus Fund seeks to provide investment returns that correspond to 200% of the performance of the EM Index. If it is successful in meeting its objective, the net asset value of the Emerging Markets Plus Fund shares should increase approximately twice as much as the EM Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the Emerging Markets Plus Fund should decrease approximately twice as much when the aggregate prices in the securities in the EM Index decline on a given day.

The Emerging Markets Short Fund seeks to provide investment returns that inversely correspond (opposite) to 200% of the performance of the EM Index. If it is successful in meeting its objective, the net asset value of the Emerging Markets Short Fund shares should increase approximately twice as much as any daily decrease in the level of the EM Index on a given day. Conversely, the net asset value of shares of the Emerging Markets Short Fund should decrease approximately twice as any daily increase in the level of the EM Index on a given day.

As an example, if on a given day, the EM Index gains 2%, the Emerging Markets Plus Fund is designed to gain 4% (which is equal to 200% of 2%), while the Emerging Markets Short Fund is designed to lose 4% (which is equal to 200% of 2%). Conversely, if the EM Index loses 1% on a given day, the Emerging Markets Short Fund is designed to gain 2%, while the Emerging Markets Plus Fund is designed to lose 2%.

&ltR&gt
Each Fund’s investment objective is not a fundamental policy and may be changed by the Trust’s Board of Trustees without shareholder approval upon a 60-day notice.
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PORTFOLIO INVESTMENT STRATEGY

Rafferty uses a number of investment techniques in an effort to achieve the stated goal for each Fund. Rafferty primarily uses statistical and quantitative analysis to determine the investments each Fund makes and techniques it employs. As a consequence, if the Funds are performing as designed, the return of the EM Index will dictate the return for each Fund.

Each Fund invests significantly in futures contracts on stock indices, swap agreements, options on futures contracts and financial instruments such as options on securities and stock indices options. Rafferty uses these types of investments to produce economically “leveraged” investment results. Leveraging allows Rafferty to generate a return that is larger than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Fund.

Each Fund is designed to provide daily investment returns that are a multiple of the returns of the EM Index. While Rafferty attempts to minimize any “tracking error” (the statistical measure of the difference between the investment results of a fund and the performance of its target index), certain factors will tend to cause the Funds’ investment results to vary from their stated objective. The Funds may have difficulty in achieving their targeted return on a daily basis due to high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the securities held by the Funds. A Fund that meets its daily targets over a period of time will not necessarily produce the returns that might be expected in light of the returns of its target index for that period. The difference results from the compounding effect of fluctuations in the market, the use of leverage and the inverse correlation for the Emerging Market Short Fund.

2

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In attempting to meet each Fund’s objective, the Funds may invest directly in the securities of the companies that comprise the EM Index. In addition, each Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowing for investment purposes) in a manner designed to provide investment returns that for the Emerging Markets Plus Fund correspond to 200% of the performance of the EM Index and for the Emerging Markets Short Fund inversely corresponds (opposite) to 200% of the performance of the EM Index, which includes investments in securities of companies that comprise the EM Index and derivatives thereof including, stock index futures contracts, options on stock index future contracts, swap agreements, options on securities and stock indices, exchange-traded funds (“ETFs”), other investment companies and American Depositary Receipts (“ADRs”). The Funds may also invest in U.S. government securities and repurchase agreements.
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It is the policy of each Fund to pursue its investment objective regardless of market conditions and not to take defensive positions. A Fund will not adopt defensive positions by investing in cash or other instruments in anticipation of an adverse climate for its target index. However, because it may be difficult for a Fund to achieve its stated investment objective any time its assets fall below $2 million, Rafferty may invest the assets of any such Fund in short-term U.S. government securities until the level of net assets is sufficient to permit investment in the desired investments. As a result, such Fund may not achieve its investment objective during this period. To find out if a Fund has sufficient assets to invest to attempt to meet its objective, you may call (800) 851-0511.

PRINCIPAL RISK FACTORS

An investment in the Funds entails risks. The Funds could lose money, or their performance could trail that of other investment alternatives. Rafferty cannot guarantee that the Funds will achieve their objectives. In addition, the Funds present some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Funds. These and other risks are described below.

&ltR&gt
Risk of Investing in Foreign Instruments

Investments in foreign instruments involve greater risks than investments in domestic instruments. As a result, each Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Risks of Investing in Emerging Markets Securities

Investments in emerging markets instruments involve all of the risks of investing in foreign instruments; however these risks are generally heightened because emerging markets are in the initial stages of industrialization and have lower per capita income. Emerging markets are generally more volatile than the markets of developed countries with more mature economies. Emerging markets often provide significantly higher or lower rates of return than developed markets and carry significantly more risks to investors.
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3

&ltR&gt
Currency Exchange Rates

Changes in foreign currency exchange rates will affect the value of what the Funds’ own and their share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.
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Market Timing Activity and High Portfolio Turnover

&ltR&gt
A significant portion of the Funds’ assets are expected to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Frequent trading could increase the rate of the Funds’ portfolio turnover, which involves correspondingly greater expenses to the Funds, including dealer mark-ups/mark-downs or brokerage commissions and other transaction costs on the sale of instruments and reinvestments in other instruments. Such sales also may result in adverse tax consequences to each Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Funds’ performance. In addition, large movements of assets into and out of the Funds may have a negative impact on their ability to achieve their investment objective or their desired level of operating expenses. The risks associated with market timing activity and high portfolio turnover will have a negative impact on longer term investments.
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Risk of Poor Tracking

Several factors may affect the Funds’ ability to achieve their targeted return on a daily basis. A Fund may have difficulty in achieving its targeted return due to high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the securities held by a Fund. A failure to achieve its targeted return on a daily basis may cause a Fund to provide returns over a longer period that are worse than expected.

Risks of Aggressive Investment Techniques

The Funds use investment techniques that may be considered aggressive. Risks associated with the use of securities indices, futures contracts and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying bond or index. These instruments may increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed.

Leverage Risk

&ltR&gt
Each Fund may employ leveraged investment techniques. Use of leverage can magnify the effects of changes in the value of the Funds and makes them more volatile. The leveraged investment techniques that the Funds employ should cause investors in these Funds to lose more money in adverse environments.
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4

Inverse Correlation Risk

&ltR&gt
Emerging Markets Short Fund is negatively correlated to the EM Index and should lose money when the EM Index rises — a result that is the opposite from traditional mutual funds. Because the Emerging Markets Short Fund seeks daily returns inverse to its target index, the difference between the Emerging Markets Short Fund’s daily return and the return of the EM Index may be negatively compounded during periods in which the markets decline.
&lt/R&gt

Risks of Investing in Derivatives

The Funds may invest in instruments that attempt to track the price movement of stock indices. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not correctly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Swap Agreement Risks

The Funds may enter into swap agreements. The risks associated with such agreements include the risk that the counter-party to a swap agreement may default. If a counter-party defaults, the Funds’ risk of loss will consist of any payments that a Fund is entitled to receive from the counter-party under the agreement. In addition, the Funds could suffer losses with respect to a swap agreement if a Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

Risk of Non-Diversification

&ltR&gt
The Funds are non-diversified, which means that they may invest a high percentage of their assets in a limited number of instruments. Since the Funds are non-diversified, their net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.
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Risk of Shorting Securities

&ltR&gt
The Emerging Markets Short Fund will establish short positions designed to profit from the decline in the price of particular foreign instruments. In general, when a Fund shorts instruments, it borrows the instruments from a broker and sells the borrowed instruments. The Fund is obligated to deliver to the broker instruments that are identical to the instruments sold short and will be subject to the risk of loss, which may be significant, in the event that the market value of the instruments sold short plus related transaction costs exceeds the proceeds to the Fund from the short sale. A short sale involves theoretically unlimited risk of an increase in the market price value of the foreign instrument which, except in the case of a short sale “against the box,” would result in a theoretically unlimited loss. As a consequence, the Emerging Markets Short Fund will lose value if and when the price of particular instruments rises - a result that is the opposite from traditional mutual funds. The holder of a short position in an instrument, including a foreign security, is responsible for paying the dividends accrued on the instrument. Because dividends accrued on a short position is an expense to Emerging Markets Short Fund, the performance of the Emerging Markets Short Fund may be adversely impacted by the cost of maintaining its short positions.
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5

Risks of Investing in Other Investment Companies

&ltR&gt
Each Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”). Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the investment company to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance.
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Risks of Investing in ETFs

An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares potentially may trade at a discount or a premium in market price if there is a limited market in such shares. Investments in ETFs are subject to brokerage and other trading costs as the Adviser trades in and out of a fund, which could result in greater expenses to a Fund. They also are subject to investment advisory and other expenses, which a Fund would directly bear. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting a Fund’s performance.

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PERFORMANCE

&ltR&gt
This Prospectus does not include a bar chart of annual total returns nor a performance table of average annual total returns because the Funds do not have annual returns for at least one calendar year prior to the date of this Prospectus.
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FEES AND EXPENSES OF THE FUNDS

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending August 31, 2006.

Shareholder Fees (fees paid directly from your investment)(1)
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (as a % of original purchase price or sales proceeds, whichever is less)	None

6

&ltR&gt

Annual Operating Expenses (expenses that are deducted from Fund assets)(2)

	Emerging Markets Plus Fund	Emerging Markets Short Fund
Management Fees	0.75%	0.75%

Distribution and/or Service (12b-1) Fees(3)	0.48%	0.32%

Other Expenses	0.27%	0.43%

Total Annual Operating Expenses	1.50%	1.50%(4)

&lt/R&gt
(1)
Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and stop-payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

&ltR&gt
(2)
As noted elsewhere in the Prospectus, a substantial portion of the Funds’ assets may come from “asset allocators” or “market timers.” As a result, the costs of operating the Funds may rise or fall with asset levels. However, Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through August 31, 2006 to the extent that the Funds’ Total Annual Operating Expenses exceed 1.50% (excluding dividends and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limits on Total Annual Operating Expenses at any time. If a Fund’s overall expenses fall below these percentage limitations, then the Fund may reimburse Rafferty within three fiscal years for such waivers and reimbursements.

&lt/R&gt

(3)
The Board of Trustees has authorized payment by each Fund of Rule 12b-1 fees in an amount equal to the difference between a Fund’s Total Annual Operating Expenses and the voluntary limit on Total Annual Operating Expenses for each Fund with a maximum annualized fee of 1.00%.

&ltR&gt
(4)
As part of its investment strategy, the Emerging Markets Short Fund takes short positions in instrumemts. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

&lt/R&gt

Expense Example

&ltR&gt
The table below is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The table shows what you would have paid if you invested $10,000 in the Funds over the periods shown and then redeemed all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
&lt/R&gt

	1 Year	3 Years
Emerging Markets Plus Fund	$153	$474
Emerging Markets Short Fund	$153	$474

7

ABOUT YOUR INVESTMENT

SHARE PRICES OF THE FUNDS

&ltR&gt
A fund’s share price is known as its net asset value (“NAV”). Each Fund’s share price is calculated as of the close of regular trading, usually as of 4:00 p.m. Eastern time, each day the New York Stock Exchange (“NYSE”) is open for business. All shareholder transaction orders received in good form by the Funds’ transfer agent or an authorized financial intermediary by 4:00 p.m. Eastern time will be processed at that day’s NAV. Transaction orders received after 4:00 p.m. Eastern time will receive the next business day’s NAV.
&lt/R&gt

Share price is calculated by dividing each Fund’s net assets by its shares outstanding. The Funds use the following methods to price securities held in their portfolios:

&ltR&gt
•
Equity securities, over-the-counter (“OTC”) securities, ETFs, swap agreements, options, futures and options on futures are valued at their last sales price, or if not available, the average of the last bid and ask prices;

&lt/R&gt

•	Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the “amortized” cost method;

•	Other debt securities are valued by using the closing bid and asked prices provided by the Funds’ pricing service or, if such services are unavailable, by a pricing matrix method; and

&ltR&gt
•
Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of the Adviser does not represent fair value, or the Fund or Adviser believe the market price is stale will be valued at fair value estimates by the Adviser under the supervision of the Board of Trustees.

&lt/R&gt

Fair Value Pricing

Portfolio securities and other assets are valued chiefly by market prices from the primary market in which they are traded. Securities are priced at fair value as determined by the Adviser, under the supervision of the Board of Trustees, when reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of the Adviser does not represent fair value, the Adviser believes that the market price is stale, or an event that affects the value of an instrument (a “Significant Event”) has occurred since the closing prices were established, but before the time as of which the Funds calculate their NAVs. Examples of Significant Events may include: (1) events that relate to a single issuer or to an entire market sector; (2) significant fluctuations in domestic or foreign markets; or (3) occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions. If such Significant Events occur, the Funds may value the instruments at fair value, taking into account such events when it calculates each Fund’s NAV. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees. In addition, the Funds may also fair value an instrument if trading in a particular instrument is halted and does not resume prior to the closing of the exchange or other market.

8

&ltR&gt
Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources. Rafferty compares the market quotations to the fair value prices to evaluate the effectiveness of the Funds’ fair valuation procedures.
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RULE 12b-1 FEES

The Funds have adopted a distribution plan under Rule 12b-1 for their Investor Class shares. The plan allows the Funds to pay distribution and sales fees for the sale of the Funds’ shares and for support services to investors. Because these fees are paid out of the Investor Class assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

&ltR&gt
Under the plan for the Funds, the annual fees may amount to up to 1.00% of the Funds’ average daily net assets. The Potomac Board of Trustees has authorized the Funds to pay Rule 12b-1 fees only in an amount equal, on an annual basis, to the difference between each Fund’s Total Annual Operating Expenses (excluding 12b-1 fees) and the voluntary limit on Total Annual Operating Expenses of 1.50% (excluding dividend and interest expense on short positions and extraordinary expenses).
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HOW TO INVEST IN SHARES OF THE FUNDS

&ltR&gt
You may invest in the Funds through traditional investment accounts, individual retirement accounts (“IRAs”) (including Roth IRAs), self-directed retirement plans or company sponsored retirement plans. Applications and descriptions of any service fees for retirement or other accounts are available directly from the Potomac Funds. You may invest directly with the Funds or through certain financial intermediaries. Any transaction effected through a financial intermediary may be subject to a processing fee. In addition, the Funds may allow for purchases through an Automatic Investment Plan. Contact Rafferty for further information.
&lt/R&gt

Minimum Investment

The minimum initial and subsequent investments in the Funds set forth below may be invested in as many of the Potomac Funds as you wish. However, you must invest at least $1,000 in any one of the Potomac Funds. For example, if you decide to invest $10,000 in three of the Funds, you may allocate your minimum initial investment as $8,000, $1,000 and $1,000.

&ltR&gt&lt/R&gt

	Minimum Initial Investment	Subsequent Investment
Regular Accounts	$ 10,000	$ 1,000
Retirement Accounts	$ 10,000	$ 0

Rafferty may waive these minimum requirements at its discretion. Contact Rafferty for further information.

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9

Good Form

&ltR&gt
Good form means that your purchase (whether direct or through a financial intermediary) is complete and contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.); and is accompanied by sufficient purchase proceeds. For a purchase request to be in good form, it must include: (1) the name of the Fund; (2) the dollar amount of shares to be purchased; and (3) your purchase application or investment stub. An Account Application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the Account Application and receives correct payment by check or wire transfer.
&lt/R&gt

Purchasing Shares

By Mail:

•	Complete and sign your Account Application.

•	Indicate the Fund and the amount you wish to invest.

•	Mail your check (payable to “Potomac Funds”) along with the completed Account Application to:

Regular Mail		Express/Overnight Mail
Potomac Funds — Investor Class		Potomac Funds — Investor Class
c/o U.S. Bancorp Fund Services, LLC	or	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 1993		Mutual Fund Services — 3rd Floor
Milwaukee, Wisconsin 53201-1993		615 East Michigan Street
Milwaukee, Wisconsin 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

•
The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts less than $10,000. In addition, to prevent check fraud, the Funds do not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

•	All purchases must be made in U.S. dollars through a U.S. bank.

&ltR&gt
•	If your check does not clear, you will be charged a $25.00 fee. In addition, you may be responsible for losses sustained by the Funds for any returned payment.
&lt/R&gt

•	You will receive written confirmation by mail, but we do not issue share certificates.

•	The Funds’ transfer agent will verify certain information from investors as part of the Funds’ anti-money laundering program.

&ltR&gt
The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new Account Application, you will be required to supply your full name, date of birth, social security number and permanent street address to assist in verifying your identity. Mailing addresses containing a P.O. Box will not be accepted. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.
&lt/R&gt

10

If the Funds do not have a reasonable belief in the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within five business days if clarifying information and/or documentation is not received.

&ltR&gt
By Bank Wire Transfer:

Initial Investment – By Wire

If you are making an initial investment in the Funds, before you wire funds, please contact the transfer agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.

For Subsequent Investments – By Wire

Before sending your wire, please contact the transfer agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.
&lt/R&gt

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA number: 075000022
For credit to U.S. Bancorp Fund Services, LLC
Account number 112-952-137
For further credit to the Potomac Funds
(Your name)
(Your account number)
(Name of Fund(s) to purchase) — Investor Class

•	Your bank may charge a fee for such services.

&ltR&gt&lt/R&gt

Through Financial Intermediaries:

•	Select financial intermediaries are authorized to offer shares of the Funds.

•	These financial intermediaries can help you complete the necessary paperwork, mail your Account Application to the Potomac Funds and place your order to purchase Investor Class shares of the Funds.

11

•
Financial intermediaries are responsible for placing orders promptly with the Funds and forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have earlier cut-off times for processing your transaction. For more information about your financial intermediary’s rules and procedures, you should contact your financial intermediary directly.

HOW TO EXCHANGE SHARES OF THE FUNDS

You may exchange Investor Class shares of the Fund(s) for Investor Class shares of any other Potomac Fund (including Potomac Funds not offered in this Prospectus) without any charges. To make an exchange:

&ltR&gt
•	Write or call the Funds’ transfer agent or your financial intermediary.
&lt/R&gt

•	Provide your name, account number, which Funds are involved, and the number, percentage or dollar value of shares to be exchanged.

•	The Funds can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.

•	You must exchange at least $1,000 or, if your account value is less than that, your entire account balance will be exchanged.

&ltR&gt
•
You may exchange by telephone unless you declined telephone exchange privileges on your Account Application. If you previously declined telephone exchange privileges and would like to add this option to your account, please contact the Funds at (800) 851-0511 for instructions.

&lt/R&gt

•	You may exchange through the Internet by visiting the Potomac Funds’ website at www.potomacfunds.com and activating your account.

&ltR&gt&lt/R&gt

HOW TO SELL SHARES OF THE FUNDS

Generally

•	You may sell all or part of your investment in the Funds at the next determined net asset value after we receive your order.

&ltR&gt
•	You normally will receive proceeds from any sales of Investor Class shares within seven days from the time a Fund receives your request in good order.

•
For investments that have been made by check, payment on sales requests may be delayed until the Funds’ transfer agent is reasonably satisfied that the purchase payment has been collected by the Funds, which may require up to 10 calendar days.

&lt/R&gt

12

&ltR&gt
•	Your proceeds will be sent via check, wire or electronic funds transfer through the Automated Clearing House (“ACH”) network using the address or bank account listed on the transfer agent’s records.
&lt/R&gt

•
Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

&ltR&gt
•
The Funds also offer a Systematic Withdrawal Plan for shareholders who require periodic payments, such as those from IRAs. For more information on this option, please contact the Funds at (800) 851-0511.

&lt/R&gt

By Telephone or By Mail

&ltR&gt
•	Call or write the Funds (see the address and telephone number above).

•
You may sell Investor Class shares of the Funds by telephone unless you declined telephone redemption privileges on your Account Application. If you previously declined telephone redemption privileges, you may request telephone redemption privileges by sending a written request to the transfer agent with your signature guaranteed. If you have questions, please contact the Funds at (800) 851-0511.

•	IRA accounts are not eligible for telephone redemption privileges.

•	Provide your name, account number, the Fund and the number, percentage or dollar value of shares to sell. The maximum amount that may be redeemed by telephone is $100,000.
&lt/R&gt

By Wire Transfer

•	Call the Potomac Funds.

•	Provide your name, account number, the Fund and the number, percentage or dollar value of shares to sell.

•	You must wire transfer at least $5,000.

•
You will be charged a wire transfer fee of $15.00, which will be deducted from your account balance on dollar specific redemption requests or from the proceeds on share specific requests. This fee is in addition to any charges that may be imposed by your bank.

&ltR&gt
•	Your proceeds will be wired only to the bank listed on the transfer agent’s records.
&lt/R&gt

Through Financial Intermediaries

•	Select financial intermediaries can place your order to sell Investor Class shares of the Funds.

•	Payment can be directed to your account normally within three business days after a financial intermediary places your order.

13

ACCOUNT AND TRANSACTION POLICIES

Order Policies

&ltR&gt&lt/R&gt

There are certain times when you may be unable to sell Investor Class shares of the Funds or proceeds may be delayed. This may occur during emergencies, unusual market conditions or when the Funds cannot determine the value of their assets or sell their holdings. The Funds reserve the right to reject any purchase order or suspend offering of its shares. Generally, the Funds may reject a purchase if it is disruptive to the efficient management of the Funds.

&ltR&gt
Certain transactions through a financial intermediary may not be deemed in good form if such financial intermediary failed to notify the Funds of such trade or trades before 4:00 p.m. Eastern time. In particular, financial intermediaries that transact in shares of the Funds through Fundserv must, in many cases, notify the Funds of trades before placing them in the Fundserv system. In the event that a financial intermediary transacts in shares of the Funds through the Fundserv system without notifying the Funds of such trades in advance, such transaction may be deemed not to have been received in good order. In practice, this means that a confirmation from a financial intermediary is not binding on the Funds. In the event that a trade is deemed not to have been received in good form, for whatever reason, a purchase, redemption or exchange request may be rejected or cancelled and, in the event of a redemption which is cancelled, the Funds shall have the right to a return of proceeds. Cancellation of a trade is processed at the NAV at which the trade was originally received and is ordinarily completed the next business day. Please contact your financial intermediary to determine how it processes transaction in shares of the Funds.
&lt/R&gt

Telephone Transactions

For your protection, the Funds may require some form of personal identification prior to accepting your telephone request such as verification of your social security number, account number or other information. We also may record the conversation for accuracy. During times of unusually high market activity or extreme market changes, you should be aware that it may be difficult to place your request in a timely manner.

Signature Guarantees

&ltR&gt
In certain instances when you sell shares of the Funds, we will need your signature guaranteed. Signature guarantees may be available at your bank, stockbroker or a national securities exchange. A notary public cannot guarantee signatures. Your signature must be guaranteed if:

•	You are changing your account ownership;

•	Your account registration or address has changed in the last 30 days;

•	The proceeds of your sale are mailed to an address other than the one listed with the Funds;

•	The proceeds are payable to a third party;

•	The sale is greater than $100,000;

•	The wire instructions on the account are being added or changed; or
&lt/R&gt

14

&ltR&gt
•	There are other unusual situations as determined by the Funds’ transfer agent.
&lt/R&gt

Low Balance Accounts

If your total account balance falls below $10,000 due to withdrawals, then we may sell your shares of the Funds. We will inform you in writing 30 days prior to selling your shares. If you do not bring your total account balance up to $10,000 within 30 days, we may sell your shares and send you the proceeds. We will not sell your shares if your account value falls due to market fluctuations.

Redemption in Kind

&ltR&gt
The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Funds’ portfolio. It is not expected that the Funds would do so except in unusual circumstances. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.
&lt/R&gt

Short Term Trading

&ltR&gt
The Funds anticipate that a significant portion of their assets will come from professional money managers and investors who use the Funds as part of their “asset allocation” and/or “market timing” investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Frequent trading increases the rate of the Funds’ portfolio turnover, which increases the overall expenses of managing the Funds, due to increased brokerage commissions or dealer mark-ups/mark-downs and other transaction costs on the sale of securities and reinvestments in other securities. In addition, frequent trading may dilute the value of Fund shares held by long-term shareholders and may interfere with the efficient management of the Funds’ portfolios. Although the Funds reserve the right to reject any purchase orders or suspend the offering of Fund shares, the Funds do not currently impose any trading restrictions on Fund shareholders nor actively monitor for trading abuses. The Funds’ Board of Trustees has approved the short-term trading policy of the Funds. The costs associated with the Funds’ portfolio turnover will have a negative impact on longer-term investors as noted previously in the Prospectus.
&lt/R&gt

15

ADDITIONAL INFORMATION

MANAGEMENT OF THE FUNDS

&ltR&gt
Rafferty provides investment services to the Funds. Rafferty has been managing mutual funds since June 1997. Rafferty is located at 33 Whitehall Street, 10th Floor, New York, New York 10004.
&lt/R&gt

Under an investment advisory agreement between the Funds and Rafferty, the Funds pay Rafferty fees at an annual rate of 0.75% of the Funds’ average daily net assets.

&ltR&gt
A discussion regarding the basis on which the Board of Trustees approved the investment advisory agreement will be included in the Funds’ semi-annual report for the six-month period ended February 28, 2006 and is currently available in the Funds’ SAI.
&lt/R&gt

An investment committee of Rafferty employees has the day-to-day responsibility for managing the Funds. All members share equal responsibility in managing the Funds and an individual committee member may make decisions regarding a Fund’s investments. The members of the investment committee responsible for managing the Funds are Sean Smyth, Ryan King, Brendan Murray, and Paul Brigandi.

Mr. Smyth joined Rafferty in April 2005 and is the Lead Portfolio Manager. Mr. Smyth was a portfolio manager for Gartmore Global Investments in Conshohocken, Pennsylvania from January 2000 until March 2005.

Mr. King is a Portfolio Manager and has held this position with Rafferty since 2004. Prior to joining Rafferty, Mr. King was a Fund Administrator for State Street Bank and Deutsche Bank from 1998 to 2004.

Mr. Murray is Portfolio Manager and joined Rafferty in February 2005. Mr. Murray previously served as an Equity Sales Trader, Operations Supervisor, and Operations Analyst for Mellon Investor Services from November 1999 through January 2005.

Mr. Brigandi has been a Portfolio Manager at Rafferty since June 2004. Mr. Brigandi was previously involved in the Equity Trading training program for Fleet Boston Financial Corporation from August 2002 to April 2004. Mr. Brigandi is a 2002 graduate of Fordham University.

The Funds’ SAI provides additional information about investment committee members’ compensation, other accounts they manage and their ownership of securities in the Funds.

16

PORTFOLIO HOLDINGS INFORMATION

&ltR&gt
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI. Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Annual and Semi-Annual Reports will be available by contacting the Potomac Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling (800) 851-0511.
&lt/R&gt

DISTRIBUTIONS AND TAXES

Distributions

The Funds distribute dividends from their net investment income at least annually. Net investment income generally consists of interest income and dividends received on investments less expenses.

The Funds also distribute any realized net capital gains at least annually. The Funds realize capital gains mainly from sales of their portfolio assets for a profit. The tax consequences will vary depending on how long a Fund has held the assets. Distributions of net gains on sales of assets held for one year or less are taxed as dividends (that is, ordinary income). Distributions of net gains on sales of assets held longer than one year (long-term capital gains) are taxed at lower capital gains rates.

&ltR&gt
Dividends and capital gain distributions (collectively, “distributions”) will be reinvested automatically at NAV unless you request otherwise in writing. Normally, distributions are taxable events for shareholders whether or not the distributions are received in cash or reinvested. If you elect to receive distributions from the Funds by check and the post office cannot deliver such check or your check remains uncashed for six months, the Funds reserve the right to reinvest the check in your account at the applicable Funds’ then current NAV per share and to reinvest all subsequent distributions in additional shares until an updated address is received.
&lt/R&gt

Taxes

The following table illustrates the potential tax liabilities for taxable accounts:

&ltR&gt
Type of Transaction	Tax Status*
Dividend distribution (other than qualified dividend income (“QDI”) distribution)	Ordinary income rate
Distribution of QDI (see above)	Long-term capital gains rate
Distribution of net short-term capital gains	Ordinary income rate
Distribution of net long-term capital gains	Long-term capital gains rate
Sale or exchange of Fund shares owned for more than one year	Long-term capital gains or losses
Sale or exchange of Fund shares owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules
&lt/R&gt
________________________
* Tax consequences for tax-deferred retirement accounts or non-taxable shareholders may be different.
You should consult your tax specialist for more information about your personal situation.

17

QDI consists of dividends a Fund receives from most U.S. corporations and “qualified foreign corporations,” provided that the Fund satisfies certain holding period, debt-financing and other requirements regarding the stock on which the dividends were paid. A Fund’s dividends attributable to its “QDI” are subject to the long-term capital gains rate, a maximum federal rate of 15% for shareholders who are individuals and satisfy those restrictions regarding their Fund shares. These special rules generally apply to taxable years beginning before January 1, 2009.

If you are a non-retirement account holder, then each year we will send you a Form 1099 that tells you the amount of Fund distributions you received for the prior calendar year, the tax status of those distributions and a list of reportable sale transactions. Normally, distributions are taxable in the year you receive them. However, any distributions declared in the last three months of the year and paid in January of the following year generally are taxable as if received on December 31 of the year they are declared.

&ltR&gt
If you are a non-corporate shareholder of the Funds and do not provide the Funds with your correct taxpayer identification number (normally your social security number), the Funds are required to withhold 28% of all dividends and other distributions and sale proceeds payable to you. If you are otherwise subject to backup withholding, we also are required to withhold and pay to the Internal Revenue Service (“IRS”) 28% of your dividends and other distributions. Any tax withheld may be applied against your tax liability when you file your tax return.
&lt/R&gt

MASTER/FEEDER OPTION

&ltR&gt
The Funds may in the future operate under a master/feeder structure. This means that each Fund would be a “feeder” fund that attempts to meet its objective by investing all or a portion of its investable assets in a “master” fund with the same investment objective. The “master” fund would purchase instruments for investment. It is expected that any such investment company would be managed by Rafferty in substantially the same manner as each Fund. If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for a Fund without seeking shareholder approval. However, the Trustees’ decision will be made only if the investments in the master funds are in the best interests of a Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. You also will receive 30 days notice prior to the implementation of the master/feeder structure.
&lt/R&gt

18

FINANCIAL HIGHLIGHTS

&ltR&gt
No financial information is available because the Funds commenced operations after August 31, 2005.
&lt/R&gt

19

PRIVACY NOTICE

At the Potomac Funds, we are committed to protecting your privacy. To open and service your Potomac accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, accounts balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,
&ltR&gt
•	Mail, e-mail, the telephone and our website, and
•	Your transactions and account inquires with us.
&lt/R&gt
We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.
&ltR&gt
•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.
&lt/R&gt

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Potomac through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800)-851-0511.

Not a part of the prospectus

PN-1

MORE INFORMATION ON THE FUNDS

&ltR&gt

Statement of Additional Information (“SAI”): The Funds’ SAI contains more information on the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (“SEC”).
PROSPECTUS December 29, 2005

Annual and Semi-Annual Reports to Shareholders:

The Funds’ reports provide additional information on their investment holdings, performance data and a letter discussing the market conditions and investment strategies that significantly affected the Funds’ performance during that period.

&lt/R&gt

To Obtain the SAI or Fund Reports Free of Charge:

Write to: Potomac Funds
P.O. Box 1993
Milwaukee, Wisconsin 53201-1993	EMERGING MARKETS PLUS FUND

Call: (800) 851-0511	EMERGING MARKETS SHORT FUND

By Internet: www.potomacfunds.com

These documents and other information about the Funds can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds may be viewed on screen or downloaded from the EDGAR Database on the SEC’s Internet web site at http://www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

33 Whitehall Street, 10th Floor
Rafferty Capital Markets, LLC, Distributor	New York, New York 10004
59 Hilton Avenue
Garden City, New York 11530 SEC File Number: 811-8243	(800) 851-0511

PROSPECTUS

Dynamic HY Bond Fund
HY Bear Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

INVESTOR CLASS

(800) 851-0511

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

&ltR&gt
December 29, 2005
&lt/R&gt

Potomac Funds

&ltR&gt
OVERVIEW	1
ABOUT THE FUNDS	2
FUND OBJECTIVES	2
PORTFOLIO INVESTMENT STRATEGY	2
PRINCIPAL RISK FACTORS	3
HISTORICAL PERFORMANCE	6
FEES AND EXPENSES OF THE FUNDS	6
ABOUT YOUR INVESTMENT	8
SHARE PRICES OF THE FUNDS	8
RULE 12b-1 FEES	9
HOW TO INVEST IN SHARES OF THE FUNDS	9
HOW TO EXCHANGE SHARES OF THE FUNDS	12
HOW TO SELL SHARES OF THE FUNDS	12
ACCOUNT AND TRANSACTION POLICIES	14
ADDITIONAL INFORMATION	16
MANAGEMENT OF THE FUNDS	16
PORTFOLIO HOLDINGS INFORMATION	17
DISTRIBUTIONS AND TAXES	17
MASTER/FEEDER OPTION	18
FINANCIAL HIGHLIGHTS	19
PRIVACY NOTICE (Not a part of the prospectus)	PN-1
MORE INFORMATION ON THE FUNDS	Back Cover
&lt/R&gt

In deciding whether to invest in the funds described herein, you should rely on information in this Prospectus or the Statement of Additional Information (the “SAI”). The Potomac Funds (the “Trust”) has not authorized others to provide additional information. The Trust does not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.

i

OVERVIEW

&ltR&gt
This Prospectus describes the Dynamic HY Bond Fund (“Dynamic Fund”) and the HY Bear Fund (“Bear Fund” and, together with the Dynamic Fund, the “Funds”) of the Potomac Funds. The Funds currently offer for sale Investor Class shares. Rafferty Asset Management, LLC (“Rafferty” or “Adviser”) serves as the Funds’ investment adviser and Transamerica Investment Management, LLC (“Transamerica” or “Subadviser”) serves as the Funds’ subadviser. (Collectively, Rafferty and Transamerica are referred to herein as “Advisers” in certain circumstances.)
&lt/R&gt

The Dynamic Fund seeks to maximize total return (income plus capital appreciation) by creating long positions primarily in lower-quality debt instruments and derivatives of such instruments. The Bear Fund seeks to profit from a decline in the value of lower-quality debt instruments by creating short positions in such instruments and derivatives of such instruments.

The Funds are designed principally for purchase by experienced investors and frequently are utilized by investors who engage in market timing activities or who intend to follow an asset allocation strategy. To achieve its objective, each Fund uses aggressive investment techniques such as engaging in futures, options and swap transactions. In order to accommodate frequent trading by shareholders, each Fund’s portfolio will be positioned consistent with the need for liquidity.

There is no assurance that the Funds will achieve their objectives.

1

ABOUT THE FUNDS

FUND OBJECTIVES

The Dynamic Fund seeks to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.

The Bear Fund seeks to profit from a decline in the value of lower-quality debt instruments by creating short positions in such instruments and derivatives of such instruments. The term “bear” is used in the financial markets to describe a market which is declining in value. Generally, “bear” mutual funds attempt to profit from anticipated declines in the value of a security, industry, or market and may use aggressive techniques like selling short in pursuit of their objectives.

&ltR&gt
Each Fund’s investment objective is not a fundamental policy and may be changed by the Trust’s Board of Trustees without shareholder approval upon a 60-day notice.
&lt/R&gt

PORTFOLIO INVESTMENT STRATEGY

In attempting to meet each Fund’s objective, the Subadviser will, under normal circumstances, invest at least 80% of each Fund’s net assets (plus any borrowing for investment purposes) in high yield debt instruments, commonly referred to as “junk bonds,” or derivatives of such instruments. Debt instruments include corporate debt securities, convertible securities, zero-coupon securities and restricted securities. The Subadviser will generally create long positions for the Dynamic Fund and short positions for the Bear Fund. There is no limit on the amount of the Bear Fund’s assets which may be invested in short positions.

&ltR&gt
High yield debt instruments are generally rated lower than Baa by Moody’s Investors Service®, Inc. (“Moody’s”) or lower than BBB by Standard & Poor’s® (“S&P®”). Up to 15% of each Fund’s assets may be invested in instruments generally rated below Caa by Moody’s or CCC by S&P® or derivatives of such instruments. Investments may include instruments in the lowest rating category of each rating agency, or unrated bonds that the Subadviser determines are of comparable quality. Such instruments may be in default and are generally regarded by the rating organizations as having extremely poor prospects of ever attaining any real investment standing. In addition, high yield debt instruments are typically issued with maturities of 10 years or less, and are callable after four to five years. Generally, the longer the bond’s maturity, the more vulnerable its price is to interest rate fluctuations.
&lt/R&gt

The Subadviser performs its own investment analysis and does not rely principally on the ratings assigned by the rating organizations. Because of the greater number of considerations involved in investing in lower-rated instruments, the achievement of each Fund’s objective depends more on the analytical abilities of the portfolio management team than would be the case if each Fund were investing primarily in instruments in the higher rating categories.

To ensure that each Fund’s portfolio maintains sufficient liquidity to meet potential redemptions by active Fund shareholders while gaining exposure to the high yield bond market, each Fund invests a substantial portion of its assets in derivative securities, such as futures contracts, options contracts, swap agreements, options on futures contracts, financial instruments such as futures and options on high yield bond indices, and baskets of high yield securities based on various high yield bond indices. Such investments may generate a return that is more positive or more negative than what would be generated if each Fund maintained its assets in cash or cash equivalents to meet redemption requests. There is no limit on the amount of each Fund’s assets that may be invested in derivative securities.

2

The Funds may invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. When a Fund is invested in such temporary defensive instruments, the Fund will not achieve its investment objective.

The Subadviser uses a “bottom up” approach to investing. The Subadviser studies industry and economic trends, but focuses on researching individual issuers and derivative instruments. Each company and derivative instrument in which the Funds invest passes through a research process and stands on its own merits as a viable investment in the Subadviser’s opinion.

To achieve the investment objective of the Dynamic Fund, the Subadviser’s fixed-income management team:

•	Seeks to achieve price appreciation and minimize price volatility by identifying instruments that are likely to be upgraded by qualified rating organizations;

•	Employs research and credit analysis to minimize purchasing instruments that may default by determining the likelihood of timely payment of interest and principal; and/or

•
Invests the Dynamic Fund’s assets in other instruments, including derivative securities, consistent with its objective of high current income and capital appreciation but permitting it to maintain sufficient liquidity to meet redemptions.

To achieve the investment objective of the Bear Fund, the Subadviser’s fixed-income management team uses the same analytical tools it employs for the Dynamic Fund in pursuit of the opposite objective. The Subadviser:

•	Seeks to identify instruments that are likely to be downgraded by qualified rating organizations and therefore suffer a decline in principal value;

•	Employs research and credit analysis to identify instruments that may default on timely payment of interest and principal and suffer a decline in principal value; and/or

•	Creates short positions in instruments which have relatively low yield in order to minimize short interest expense and maintain sufficient liquidity to meet redemptions.

PRINCIPAL RISK FACTORS

&ltR&gt
An investment in the Funds entails risks. The Funds could lose money, or their performance could trail that of other investment alternatives. Neither Transamerica nor Rafferty can guarantee that the Funds will achieve their objectives. In addition, the Funds present some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Funds. These and other risks are described below.
&lt/R&gt

3

Risks of the Subadviser’s Investment Strategy

While the Subadviser seeks to take advantage of investment opportunities for Funds that will maximize their investment returns, there is no guarantee that such opportunities will ultimately benefit the Funds. The Subadviser will aggressively change the Funds’ portfolios in response to market conditions that are unpredictable and may expose the Funds to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Funds to achieve their investment objectives.

Credit Risk and Lower-Quality Debt Instruments

&ltR&gt
The Dynamic Fund could lose money if the issuer of a debt instrument is unable to meet its financial obligations or goes bankrupt. The Bear Fund could lose money if the issuer of a debt instrument in which it has a short position is upgraded or generally improves its standing. Credit risk usually applies to most debt instruments, but generally is not a factor for U.S. government obligations. The Funds will invest a significant portion of their assets in instruments rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These instruments generally involve greater risk of default or price changes than other types of fixed-income instruments and the Funds’ performance may vary significantly as a result. Therefore, an investment in the Funds is subject to a higher risk of loss than an investment in a fund that may not invest in lower-rated instruments.
&lt/R&gt

Market Timing Activity and High Portfolio Turnover

A significant portion of the Funds’ assets is expected to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Frequent trading could increase the rate of the Funds’ portfolio turnover, which involves correspondingly greater expenses to the Funds, including dealer mark-ups/mark-downs or brokerage commissions and other transaction costs on the sale of instruments and reinvestments in other instruments. Such sales also may result in adverse tax consequences to each Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Funds’ performance. In addition, large movements of assets into and out of the Funds may have a negative impact on their ability to achieve their investment objective or their desired level of operating expenses. The risks associated with market timing activity and high portfolio turnover will have a negative impact on longer term investments.

Risks of Aggressive Investment Techniques

The Funds use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, swap agreements, and options on high yield bonds, high yield bond indices, and on futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying bond or index. These instruments may increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed.

Risks of Investing in Derivatives

&ltR&gt
The Funds may invest in instruments that attempt to track the price movement of stock indices. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not correctly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.
&lt/R&gt

4

Swap Agreement Risks

The Funds may enter into swap agreements. The risks associated with such agreements include the risk that the counter-party to a swap agreement may default. If a counter-party defaults, the Funds’ risk of loss will consist of any payments that a Fund is entitled to receive from the counter-party under the agreement. In addition, the Funds could suffer losses with respect to a swap agreement if a Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

Adverse Market Conditions

Although the Subadviser’s fixed-income management team employs comprehensive research and analysis in selecting instruments for the Funds’ portfolios, neither the Adviser nor the Subadviser can guarantee that the Funds’ portfolios will perform as expected, especially during conditions which are adverse to a Fund’s investment goals.

Interest Rate Changes

Debt instruments have varying levels of sensitivity to changes in interest rates. In general, the price of a debt instrument will fall when interest rates rise and will rise when interest rates fall. Instruments with longer maturities and mortgage instruments can be more sensitive to interest rate changes. In other words, the longer the maturity of an instrument, the greater the impact a change in interest rates could have on the instrument’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term instruments tend to react to changes in short-term interest rates, and long-term instruments tend to react to changes in long-term interest rates.

Prepayment Risk

Many types of debt instruments are subject to prepayment risk. Prepayment occurs when the issuer of an instrument can repay principal prior to the security’s maturity. Instruments subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt instrument can be difficult to predict and result in greater volatility.

Risk of Non-Diversification

&ltR&gt
The Funds are non-diversified, which means that they may invest a high percentage of their assets in a limited number of instruments. Since the Funds are non-diversified, their net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Risk of Shorting Instruments

The Bear Fund will establish short positions designed to profit from the decline in the price of particular debt instruments. In general, when a Fund shorts instruments, it borrows the instruments from a broker and sells the borrowed instruments. The Fund is obligated to deliver to the broker instruments that are identical to the instruments sold short and will be subject to the risk of loss, which may be significant, in the event that the market value of the instruments sold short plus related transaction costs exceeds the proceeds to the Fund from the short sale. A short sale involves the theoretically unlimited risk of an increase in the market price of the instrument sold short which, except in the case of a short sale “against the box,” would result in a theoretically unlimited loss. As a consequence, the Bear Fund will lose value if and when the price of particular instruments rises - a result that is the opposite from traditional fixed income mutual funds. The holder of a short position in a fixed income instrument, including a high yield bond, is responsible for paying the dividends and interest accruing on the fixed income instrument. Because dividends and interest accruing on a short position is an expense to the Bear Fund, the performance of the Bear Fund may be adversely impacted by the cost of maintaining its short positions.
&lt/R&gt
5

&ltR&gt
HISTORICAL PERFORMANCE

This Prospectus does not include a bar chart of annual total returns nor a performance table of average annual total returns for the Funds because they do not have annual returns for at least one calendar year prior to the date of this Prospectus.
&lt/R&gt

FEES AND EXPENSES OF THE FUNDS

&ltR&gt
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. For the Dynamic Fund, the expenses below are based on actual expenses incurred during the fiscal year ended August 31, 2005. For the Bear Fund, the expenses below reflect estimated expenses expected to be incurred for the fiscal year ending August 31, 2006.
&lt/R&gt

Shareholder Fees (fees paid directly from your investment)(1)

Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None

Maximum Deferred Sales Charge (as a % of original purchase price or sales proceeds, whichever is less)	None

Annual Operating Expenses (expenses that are deducted from Fund assets)(2)

&ltR&gt
	Dynamic Fund	Bear Fund
Management Fees	0.75%	0.95%

Distribution and/or Service (12b-1) Fees(3)	0.40%	0.40%

Other Expenses	0.24%	0.35%

Total Annual Operating Expenses	1.39%	1.70%(4)
&lt/R&gt

(1)	Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and stop-payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

 &ltR&gt
(2)
As noted elsewhere in the Prospectus, a substantial portion of the Funds’ assets may come from “asset allocators” or “market timers.” As a result, the costs of operating the Funds may rise or fall with asset levels. However, Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through August 31, 2006 to the extent that the Funds’ Total Annual Operating Expenses exceed 1.50% and 1.75% (excluding dividends and interest on short positions and extraordinary expenses) for the Dynamic Fund and the Bear Fund, respectively. Rafferty may choose to terminate this waiver or revise the limits on Total Annual Operating Expenses at any time. If a Fund’s overall expenses fall below these percentage limitations, then the Fund may reimburse Rafferty within three fiscal years for such waivers and reimbursements.

&lt/R&gt

(3)
The Board of Trustees has authorized payment by each Fund of Rule 12b-1 fees in an amount equal to the difference between a Fund’s Total Annual Operating Expenses and the voluntary limit on Total Annual Operating Expenses for each Fund with a maximum annualized fee of 0.40%.

6

&ltR&gt
(4)
As part of its investment strategy, the Bear Fund takes short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

&lt/R&gt

Expense Example

&ltR&gt
The table below is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The table shows what you would have paid if you invested $10,000 in the Funds over the periods shown and then redeemed all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Dynamic HY Bond Fund	$142	$440	$761	$1,669
HY Bear Fund	$173	$536	N/A	N/A
&lt/R&gt

7

ABOUT YOUR INVESTMENT

SHARE PRICES OF THE FUNDS

&ltR&gt
A Fund’s share price is known as its net asset value (“NAV”). Each Fund’s share price is calculated as of the close of regular trading, usually as of 4:00 p.m. Eastern time, each day the New York Stock Exchange (“NYSE”) and the Bond Market are open for business. All shareholder transaction orders received in good form by the Funds’ transfer agent or an authorized financial intermediary by 4:00 p.m. Eastern time will be processed at that day’s NAV. Transaction orders received after 4:00 p.m. Eastern time will receive the next business day’s NAV.
&lt/R&gt

Share price is calculated by dividing each Fund’s net assets by its shares outstanding. The Funds use the following methods to price securities held in their portfolios:

&ltR&gt
•
Equity securities, over-the-counter (“OTC”) securities, swap agreements, options, futures and options on futures are valued at their last sales price, or if not available, the average of the last bid and ask prices;

•	Securities primarily traded in the NASDAQ National Market® are valued using the NASDAQ® Official Closing Price (“NOCP”);
&lt/R&gt

•	Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the “amortized” cost method;

•	Other debt securities are valued by using the closing bid and asked prices provided by the Funds’ pricing service or, if such services are unavailable, by a pricing matrix method; and

&ltR&gt
•
Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of the Adviser does not represent fair value, or the Funds or the Adviser believe the market price is stale will be valued at fair value estimates by the Adviser under the supervision of the Board of Trustees.

&lt/R&gt

Fair Value Pricing

&ltR&gt
Portfolio securities and other assets are valued chiefly by market prices from the primary market in which they are traded. Securities are priced at fair value as determined by the Adviser under the supervision of the Board of Trustees, when reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of the Adviser does not represent fair value, the Adviser believes that the market price is stale, or an event that affects the value of an instrument (a “Significant Event”) has occurred since the closing prices were established, but before the time as of which the Funds calculate their NAVs. Examples of Significant Events may include (1) events that relate to a single issuer or to an entire market sector; (2) significant fluctuations in domestic or foreign markets; or (3) occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions. If such Significant Events occur, the Funds may value the instruments at fair value, taking into account such events when it calculates each Fund’s NAV. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees. In addition, the Funds may also fair value an instrument if trading in a particular instrument is halted and does not resume prior to the closing of the exchange or other market.
&lt/R&gt

8

&ltR&gt
Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources. Rafferty compares the market quotations to the fair value prices to evaluate the effectiveness of the Funds’ fair valuation procedures.
&lt/R&gt

RULE 12b-1 FEES

The Funds have adopted a distribution plan under Rule 12b-1 for their Investor Class shares. The plan allows the Funds to pay distribution and sales fees for the sale of the Funds’ shares and for support services to investors. Because these fees are paid out of the Investor Class assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

&ltR&gt
Under the plan for the Funds, the annual fees may amount to up to 0.40% of the Funds’ average daily net assets. The Potomac Board of Trustees has authorized the Funds to pay Rule 12b-1 fees only in an amount equal, on an annual basis, to the difference between each Fund’s Total Annual Operating Expenses (excluding 12b-1 fees) and the voluntary limit on Total Annual Operating Expenses of 1.50% for the Dynamic Fund and 1.75% for the Bear Fund (excluding dividends and interest on short positions and extraordinary expenses).
&lt/R&gt

HOW TO INVEST IN SHARES OF THE FUNDS

&ltR&gt
You may invest in the Funds through traditional investment accounts, individual retirement accounts (“IRAs”) (including Roth IRAs), self-directed retirement plans or company sponsored retirement plans. Applications and descriptions of any service fees for retirement or other accounts are available directly from the Potomac Funds. You may invest directly with the Funds or through certain financial intermediaries. Any transaction effected through a financial intermediary may be subject to a processing fee. In addition, the Funds may allow for purchases through an Automatic Investment Plan. Contact Rafferty for further information.
&lt/R&gt

Minimum Investment

The minimum initial and subsequent investments in the Funds set forth below may be invested in as many of the Potomac Funds as you wish. However, you must invest at least $1,000 in any one of the Potomac Funds. For example, if you decide to invest $10,000 in three of the Funds, you may allocate your minimum initial investment as $8,000, $1,000 and $1,000.

	Minimum Initial Investment	Subsequent Investment
Regular Accounts	$10,000	$1,000
Retirement Accounts	$10,000	$0

9

Rafferty may waive these minimum requirements at its discretion. Contact Rafferty for further information.

&ltR&gt &lt/R&gt
Good Form

&ltR&gt
Good form means that your purchase (whether direct or through a financial intermediary) is complete and contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.); and is accompanied by sufficient purchase proceeds. For a purchase request to be in good form, it must include: (1) the name of the Fund; (2) the dollar amount of shares to be purchased; and (3) your purchase application or investment stub. An Account Application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the Account Application and receives correct payment by check or wire transfer.
&lt/R&gt

Purchasing Shares

By Mail:

•	Complete and sign your Account Application.

•	Indicate the Fund and the amount you wish to invest.

•	Mail your check (payable to “Potomac Funds”) along with the completed Account Application to:

Regular Mail		Express/Overnight Mail
Potomac Funds — Investor Class		Potomac Funds — Investor Class
c/o U.S. Bancorp Fund Services, LLC	or	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 1993		Mutual Fund Services — 3rd Floor
Milwaukee, Wisconsin 53201-1993		615 East Michigan Street
Milwaukee, Wisconsin 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

•
The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts less than $10,000. In addition, to prevent check fraud, the Funds do not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

•	All purchases must be made in U.S. dollars through a U.S. bank.

&ltR&gt
•	If your check does not clear, you will be charged a $25.00 fee. In addition, you may be responsible for losses sustained by the Funds for any returned payment.
&lt/R&gt

•	You will receive written confirmation by mail, but we do not issue share certificates.

•	The Funds’ transfer agent will verify certain information from investors as part of the Funds’ anti-money laundering program.

10

&ltR&gt
The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new Account Application, you will be required to supply your full name, date of birth, social security number and permanent street address to assist in verifying your identity. Mailing addresses containing a P.O. Box will not be accepted. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.
&lt/R&gt

If the Funds do not have a reasonable belief in the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within five business days if clarifying information and/or documentation is not received.

By Bank Wire Transfer:

Initial Investment – By Wire

&ltR&gt
If you are making an initial investment in the Funds, before you wire funds, please contact the transfer agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.
&lt/R&gt

For Subsequent Investments – By Wire

&ltR&gt
Before sending your wire, please contact the transfer agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.
&lt/R&gt

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA number: 075000022
For credit to U.S. Bancorp Fund Services, LLC
Account number 112-952-137
For further credit to the Potomac Funds
(Your name)
(Your account number)
(Name of Fund(s) to purchase) — Investor Class

•	Your bank may charge a fee for such services.
&ltR&gt &lt/R&gt

Through Financial Intermediaries:

•	Select financial intermediaries are authorized to offer shares of the Funds.

11

•	These financial intermediaries can help you complete the necessary paperwork, mail your Account Application to the Potomac Funds and place your order to purchase Investor Class shares of the Funds.

•
Financial intermediaries are responsible for placing orders promptly with the Funds and forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have earlier cut-off times for processing your transaction. For more information about your financial intermediary’s rules and procedures, you should contact your financial intermediary directly.

HOW TO EXCHANGE SHARES OF THE FUNDS

You may exchange Investor Class shares of the Fund(s) for Investor Class shares of any other Potomac Fund (including Potomac Funds not offered in this Prospectus) without any charges. To make an exchange:

&ltR&gt
•	Write or call the Funds’ transfer agent or your financial intermediary.
&lt/R&gt

•	Provide your name, account number, which Funds are involved, and the number, percentage or dollar value of shares to be exchanged.

•	The Funds can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.

•	You must exchange at least $1,000 or, if your account value is less than that, your entire account balance will be exchanged.

&ltR&gt
•
You may exchange by telephone unless you declined telephone exchange privileges on your Account Application. If you previously declined telephone exchange privileges and would like to add this option to your account, please contact the Funds at (800) 851-0511 for instructions.

&lt/R&gt

•	You may exchange through the Internet by visiting the Potomac Funds’ website at www.potomacfunds.com and activating your account.

&ltR&gt &lt/R&gt
HOW TO SELL SHARES OF THE FUNDS

Generally

•	You may sell all or part of your investment in the Funds at the next determined net asset value after we receive your order.

&ltR&gt &lt/R&gt
•	You normally will receive proceeds from any sales of Investor Class shares within seven days from the time a Fund receives your request in good order.

12

&ltR&gt
•
For investments that have been made by check, payment on sales requests may be delayed until the Funds’ transfer agent is reasonably satisfied that the purchase payment has been collected by the Funds, which may require up to 10 calendar days.

•	Your proceeds will be sent via check, wire or electronic funds transfer through the Automated Clearing House (“ACH”) network using the address or bank account listed on the transfer agent’s records.
&lt/R&gt

•
Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

&ltR&gt
•
The Funds also offer a Systematic Withdrawal Plan for shareholders who require periodic payments, such as those from IRAs. For more information on this option, please contact the Funds at (800) 851-0511.

&lt/R&gt

By Telephone or By Mail

&ltR&gt
•	Call or write the Funds (see the address and telephone number above).

•
You may sell Investor Class shares of the Funds by telephone unless you declined telephone redemption privileges on your Account Application. If you previously declined telephone redemption privileges, you may request telephone redemption privileges by sending a written request to the transfer agent with your signature guaranteed. If you have questions, please contact the Funds at (800) 851-0511.

•	IRA accounts are not eligible for telephone redemption privileges.

•	Provide your name, account number, the Fund and the number, percentage or dollar value of shares to sell. The maximum amount that may be redeemed by telephone is $100,000.
&lt/R&gt

By Wire Transfer

•	Call the Potomac Funds.

•	Provide your name, account number, the Fund and the number, percentage or dollar value of shares to sell.

•	You must wire transfer at least $5,000.

•
You will be charged a wire transfer fee of $15.00, which will be deducted from your account balance on dollar specific redemption requests or from the proceeds on share specific requests. This fee is in addition to any charges that may be imposed by your bank.

&ltR&gt
•	Your proceeds will be wired only to the bank listed on the transfer agent’s records.
&lt/R&gt

Through Financial Intermediaries

•	Select financial intermediaries can place your order to sell Investor Class shares of the Funds.

13

•	Payment can be directed to your account normally within three business days after a financial intermediary places your order.

ACCOUNT AND TRANSACTION POLICIES
&ltR&gt &lt/R&gt

Order Policies

There are certain times when you may be unable to sell Investor Class shares of the Funds or proceeds may be delayed. This may occur during emergencies, unusual market conditions or when the Funds cannot determine the value of their assets or sell their holdings. The Funds reserve the right to reject any purchase order or suspend offering of its shares. Generally, the Funds may reject a purchase if it is disruptive to the efficient management of the Funds.

&ltR&gt
Certain transactions through a financial intermediary may not be deemed in good form if such financial intermediary failed to notify the Funds of such trade or trades before 4:00 p.m. Eastern time. In particular, financial intermediaries that transact in shares of the Funds through Fundserv must, in many cases, notify the Funds of trades before placing them in the Fundserv system. In the event that a financial intermediary transacts in shares of the Funds through the Fundserv system without notifying the Funds of such trades in advance, such transaction may be deemed not to have been received in good order. In practice, this means that a confirmation from a financial intermediary is not binding on the Funds. In the event that a trade is deemed not to have been received in good form, for whatever reason, a purchase, redemption or exchange request may be rejected or cancelled and, in the event of a redemption which is cancelled, the Funds shall have the right to a return of proceeds. Cancellation of a trade is processed at the NAV at which the trade was originally received and is ordinarily completed the next business day. Please contact your financial intermediary to determine how it processes transaction in shares of the Funds.
&lt/R&gt

Telephone Transactions

For your protection, the Funds may require some form of personal identification prior to accepting your telephone request such as verification of your social security number, account number or other information. We also may record the conversation for accuracy. During times of unusually high market activity or extreme market changes, you should be aware that it may be difficult to place your request in a timely manner.

Signature Guarantees

In certain instances when you sell shares of the Funds, we will need your signature guaranteed. Signature guarantees may be available at your bank, stockbroker or a national securities exchange. A notary public cannot guarantee signatures. Your signature must be guaranteed if:

&ltR&gt
•	You are changing your account ownership;

•	Your account registration or address has changed in the last 30 days;

•	The proceeds of your sale are mailed to an address other than the one listed with the Funds;

•	The proceeds are payable to a third party;

•	The sale is greater than $100,000;
&lt/R&gt
14

&ltR&gt
•	The wire instructions on the account are being added or changed; or

•	There are other unusual situations as determined by the Funds’ transfer agent.
&lt/R&gt

Low Balance Accounts

If your total account balance falls below $10,000 due to withdrawals, then we may sell your shares of the Funds. We will inform you in writing 30 days prior to selling your shares. If you do not bring your total account balance up to $10,000 within 30 days, we may sell your shares and send you the proceeds. We will not sell your shares if your account value falls due to market fluctuations.

Redemption in Kind

&ltR&gt
The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Funds’ portfolio. It is not expected that the Funds would do so except in unusual circumstances. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.
&lt/R&gt

Short Term Trading

&ltR&gt
The Funds anticipate that a significant portion of their assets will come from professional money managers and investors who use the Funds as part of their “asset allocation” and/or “market timing” investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Frequent trading increases the rate of the Funds’ portfolio turnover, which increases the overall expenses of managing the Funds, due to increased brokerage commissions or dealer mark-ups/mark-downs and other transaction costs on the sale of securities and reinvestments in other securities. In addition, frequent trading may dilute the value of Fund shares held by long-term shareholders and may interfere with the efficient management of the Funds’ portfolios. Although the Funds reserve the right to reject any purchase orders or suspend the offering of Fund shares, the Funds do not currently impose any trading restrictions on Fund shareholders nor actively monitor for trading abuses. The Funds’ Board of Trustees has approved the short-term trading policy of the Funds. The costs associated with the Funds’ portfolio turnover will have a negative impact on longer-term investors as noted previously in the Prospectus.
&lt/R&gt

15

ADDITIONAL INFORMATION

MANAGEMENT OF THE FUNDS

&ltR&gt
Rafferty provides investment services to the Funds. Rafferty has been managing mutual funds since June 1997. Rafferty is located at 33 Whitehall Street, 10th Floor, New York, New York 10004.

Under an investment advisory agreement between the Trust and Rafferty, the Dynamic Fund and the Bear Fund pay Rafferty fees at an annual rate of 0.75% and 0.95%, respectively, of the Funds’ average daily net assets.

Rafferty has retained Transamerica to serve as subadviser to the Funds. Transamerica will manage the Funds’ assets under the supervision of Rafferty. Rafferty (not the Funds) pays Transamerica a subadvisory fee based on the Funds’ average daily net assets at an annualized rate of 0.50% on assets less than $25 million, 0.40% on assets between $25 million and $75 million, 0.30% on assets between $75 million and $100 million and 0.25% on assets over $100 million. Transamerica is located at 1150 South Olive Street, Los Angeles, California 90015. Transamerica is controlled by Transamerica Investment Services, Inc. (“TIS”). TIS is a subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111. Transamerica Corporation is a subsidiary of AEGON N.V., an international insurance group. Transamerica manages $15 billion in mutual funds, separate accounts and pension assets.

A discussion regarding the basis on which the Board of Trustees approved the investment advisory agreement for the Dynamic Fund will be included in the Funds’ annual report for the period ended August 31, 2006 and is currently available for both Funds in the Funds’ SAI.
&lt/R&gt

The Managers for the Funds are Heidi Y. Hu and Peter O. Lopez.

Ms. Hu is a Senior Vice President of Fixed Income Research and the Supervising Portfolio Manager at the Subadviser. Ms. Hu has been a Portfolio Manager at the Subadviser since 1998. Prior to joining the Subadviser in 1998, Ms. Hu was Portfolio Manager for Arco Investment Management Company from 1994 to 1998. Ms. Hu holds an M.B.A. from the University of Chicago and received her B.A. in economics from Lewis & Clark University. Ms. Hu has 15 years of investment experience and is a Chartered Financial Analyst.

Mr. Lopez is a Vice President and Director of Fixed Income Research as well as Portfolio Manager at the Subadviser. Mr. Lopez previously served as a Senior Securities Analyst for the Subadviser from 1997 through 1999. Prior to taking his current position at the Subadviser in 2003, from 2000 to 2003, Mr. Lopez was a Partner, Securities Analyst and Assistant Portfolio Manager at Centre Pacific, LLC, a fixed income asset manager. Mr. Lopez holds an M.B.A. in finance and accounting from the University of Michigan and received a B.A. in economics from Arizona State University. Mr. Lopez has 12 years of experience in fixed-income analysis and is a CFA Level III candidate.

The Funds’ SAI provides additional information about Ms. Hu’s and Mr. Lopez’s compensation, other accounts they manage and their ownership of securities in the Funds.

16

PORTFOLIO HOLDINGS INFORMATION

&ltR&gt
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI. Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Annual and Semi-Annual Reports will be available by contacting the Potomac Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling (800) 851-0511.
&lt/R&gt

DISTRIBUTIONS AND TAXES

Distributions

The Funds distribute dividends from their net investment income at least annually. Net investment income generally consists of interest income and dividends received on investments less expenses.

The Funds also distribute any realized net capital gains at least annually. The Funds realize capital gains mainly from sales of their portfolio assets for a profit. The tax consequences will vary depending on how long a Fund has held the assets. Distributions of net gains on sales of assets held for one year or less are taxed as dividends (that is, ordinary income). Distributions of net gains on sales of assets held longer than one year (long-term capital gains) are taxed at lower capital gains rates.

&ltR&gt
Dividends and capital gain distributions (collectively, “distributions”) will be reinvested automatically at NAV unless you request otherwise in writing. Normally, distributions are taxable events for shareholders whether or not the distributions are received in cash or reinvested. If you elect to receive distributions from the Funds by check and the post office cannot deliver such check or your check remains uncashed for six months, the Funds reserve the right to reinvest the check in your account at the applicable Funds’ then current NAV per share and to reinvest all subsequent distributions in shares of that Fund until an updated address is received.
&lt/R&gt

Taxes

The following table illustrates the potential tax liabilities for taxable accounts:

Type of Transaction	Tax Status*
Dividend distribution (other than qualified dividend income (“QDI”) distribution)	Ordinary income rate
Distribution of QDI (see above)	Long-term capital gains rate
Distribution of net short-term capital gains	Ordinary income rate
Distribution of net long-term capital gains	Long-term capital gains rate
Sale or exchange of Fund shares owned for more than one year	Long-term capital gains or losses
Sale or exchange of Fund shares owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules
____________
* Tax consequences for tax-deferred retirement accounts or non-taxable shareholders may be different. You should consult your tax specialist for more information about your personal situation.

17

QDI consists of dividends a Fund receives from most U.S. corporations and “qualified foreign corporations,” provided that the Fund satisfies certain holding period, debt-financing and other requirements regarding the stock on which the dividends were paid. A Fund’s dividends attributable to its “QDI” are subject to the long-term capital gains rate, a maximum federal rate of 15% for shareholders who are individuals and satisfy those restrictions regarding their Fund shares. These special rules generally apply to taxable years beginning before January 1, 2009.

If you are a non-retirement account holder, then each year we will send you a Form 1099 that tells you the amount of Fund distributions you received for the prior calendar year, the tax status of those distributions and a list of reportable sale transactions. Normally, distributions are taxable in the year you receive them. However, any distributions declared in the last three months of the year and paid in January of the following year generally are taxable as if received on December 31 of the year they are declared.

&ltR&gt
If you are a non-corporate shareholder of the Funds and do not provide the Funds with your correct taxpayer identification number (normally your social security number), the Funds are required to withhold 28% of all dividends and other distributions and sale proceeds payable to you. If you are otherwise subject to backup withholding, we also are required to withhold and pay to the Internal Revenue Service (“IRS”) 28% of your dividends and other distributions. Any tax withheld may be applied against your tax liability when you file your tax return.
&lt/R&gt

MASTER/FEEDER OPTION

&ltR&gt
The Funds may in the future operate under a master/feeder structure. This means that each Fund would be a “feeder” fund that attempts to meet its objective by investing all or a portion of its investable assets in a “master” fund with the same investment objective. The “master” fund would purchase instruments for investment. It is expected that any such investment company would be managed by Rafferty in substantially the same manner as each Fund. If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for a Fund without seeking shareholder approval. However, the Trustees’ decision will be made only if the investments in the master funds are in the best interests of a Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. You also will receive 30 days notice prior to the implementation of the master/feeder structure.
&lt/R&gt

18

FINANCIAL HIGHLIGHTS

&ltR&gt
The financial highlights table is intended to help you understand the financial performance of the Investor Class shares of the Dynamic Fund outstanding for the periods indicated. No financial information is available for the Bear Fund because it commenced operations after August 31, 2005. The information for the Dynamic Fund for the periods shown below was audited by Ernst & Young LLP whose report, along with the Fund’s financial statements, are included in the Annual Report, which is available upon request. Certain information reflects financial results for a single Investor Class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

	Dynamic HY Bond Fund
	Investor Class

	Year Ended August 31, 2005	July 1, 2004[1] to August 31, 2004
Per share data:
Net asset value, beginning of period	$20.35	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.84	0.17
Net realized and unrealized gain (loss) on Investments[6]	(1.37)	0.18

Total from investment operations	(0.53)	0.35

Less distributions:
Dividends from net investment income	(0.82)	–
Distributions from realized gains	–	–

Total distributions	(0.82)	–

Net asset value, end of period	$19.00	$20.35

Total return[7]	(2.66)%[2]	1.75%[2]
Supplemental data and ratios:
Net assets, end of period	$206,547,998	$251,240,654
Ratio of net expenses to average net assets:
Before expense waiver	1.39%	1.50%[3]
After expense waiver	1.39%	1.50%[3]
Ratio of net investment income (loss) to average net assets:
Before expense waiver	4.14%	5.32%[3]
After expense waiver	4.14%	5.32%[3]
Portfolio turnover rate[5]	622%	47%
&lt/R&gt

[1]	Commencement of operations.
2	Not annualized.
[3]	Annualized.
[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[5]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
[7]	All returns reflect reinvested dividends but do not reflect the impact of taxes.

19

PRIVACY NOTICE

At the Potomac Funds, we are committed to protecting your privacy. To open and service your Potomac accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, accounts balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,
•	Mail, e-mail, the telephone and our website, and
•	Your transactions and account inquires with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.
•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Potomac through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800)-851-0511.

Not a part of the prospectus

PN-1

&ltR&gt
MORE INFORMATION ON THE
FUNDS

Statement of Additional Information (“SAI”): The Funds’ SAI contains more information on the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (“SEC”).

Annual and Semi-Annual Reports to Shareholders: The Funds’ reports provide additional information on their investment holdings, performance data and a letter discussing the market conditions and investment strategies that significantly affected the Funds’ performance during that period.

To Obtain the SAI or Fund Reports Free of Charge:

Write to:       Potomac Funds
P.O. Box 1993
Milwaukee, Wisconsin 53201-1993

Call:               (800) 851-0511

By Internet:   www.potomacfunds.com

These documents and other information about the Funds can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds may be viewed on screen or downloaded from the EDGAR Database on the SEC’s Internet web site at http://www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Rafferty Capital Markets, LLC, Distributor
59 Hilton Avenue
Garden City, New York 11530

SEC File Number: 811-8243
PROSPECTUS December 29, 2005 DYNAMIC HY BOND FUND HY BEAR FUND 33 Whitehall Street, 10th Floor New York, New York 10004 (800) 851-0511
&lt/R&gt

PROSPECTUS
&ltR&gt

&lt/R&gt
POTOMAC 10 YEAR PLUS FUND

POTOMAC CONTRABOND FUND

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

INVESTOR CLASS

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

&ltR&gt
December 29, 2005
&lt/R&gt

Potomac 10 Year Plus and ContraBond Funds

&ltR&gt
OVERVIEW	1
ABOUT THE FUNDS	2
FUND OBJECTIVES	2
PORTFOLIO INVESTMENT STRATEGY	2
PRINCIPAL RISK FACTORS	3
HISTORICAL PERFORMANCE	5
FEES AND EXPENSES OF THE FUNDS	6
ABOUT YOUR INVESTMENT	7
SHARE PRICE OF THE FUNDS	7
RULE 12b-1 FEES	8
HOW TO INVEST IN SHARES OF THE FUNDS	8
HOW TO EXCHANGE SHARES OF THE FUNDS	11
HOW TO SELL SHARES OF THE FUNDS	11
ACCOUNT AND TRANSACTION POLICIES	12
ADDITIONAL INFORMATION	15
MANAGEMENT OF THE FUND	15
PORTFOLIO HOLDINGS INFORMATION	15
DISTRIBUTIONS AND TAXES	16
MASTER/FEEDER OPTION	17
FINANCIAL HIGHLIGHTS	18
PRIVACY NOTICE (Not a part of the prospectus)	PN-1
MORE INFORMATION ON THE POTOMAC FUNDS	BACK COVER

In deciding whether to invest in the funds described herein, you should rely on the information in this Prospectus and Statement of Additional Information (the “SAI”). The Potomac Funds (the “Trust”) has not authorized others to provide additional information. The Trust does not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not be legally made.
&lt/R&gt

OVERVIEW

&ltR&gt
This Prospectus describes the Potomac 10 Year Plus Fund (“10 Year Plus Fund”) and the Potomac ContraBond Fund (the “ContraBond Fund” and, together with the 10 Year Plus Fund, the “Funds”) of the Potomac Funds. Rafferty Asset Management, LLC (“Rafferty” or “Adviser”) serves as the Funds’ investment adviser. The Funds currently offer for sale Investor Class shares.

The 10 Year Plus Fund is designed to provide daily investment results that correspond to 200% of the daily price movement of the benchmark 10-year U.S. Treasury Note (“10 Year Note”) while the ContraBond Fund is designed to provide daily investment results that correspond to 200% of the inverse, or opposite, of the daily price movement of the 10 Year Note. If on a given day the price of the 10 Year Note increases by 2%, the 10 Year Plus Fund is designed to gain approximately 4% (which is equal to 200% of 2%) while the ContraBond Fund is designed to lose approximately 4%. Conversely, if the daily price of the 10 Year Note decreases by 2%, the 10 Year Plus Fund is designed to lose approximately 4% while the ContraBond Fund is designed to gain approximately 4%.

The 10 Year Note is the most recently issued U.S. Treasury Note with a ten year maturity. A new 10 Year Note is issued each quarter.

To achieve their investment objectives, each Fund uses aggressive investment techniques such as engaging in futures and options transactions. As a result, each Fund is designed principally for experienced investors who intend to follow an asset allocation strategy or who are hedging other investments. The Funds are suitable for purchase by active investors and are frequently utilized by investors who engage in market timing activities.

There is no assurance that the Funds will achieve their objectives.
&lt/R&gt
1

ABOUT THE FUNDS
&ltR&gt

FUND OBJECTIVES

The 10 Year Plus Fund seeks to provide investment returns that correspond to 200% of the daily price movement of the benchmark 10 Year Note. The term “Plus” in the 10 Year Plus Fund’s name refers to the notion that if the 10 Year Plus Fund is successful in meeting its objective, the net asset value of its shares should increase twice as much as any daily gain in the level of the benchmark 10 Year Note. Conversely, the net asset value of the 10 Year Plus Fund’s shares should decrease twice as much as any daily decrease in the price of the 10 Year Note.

The ContraBond Fund seeks to provide investment returns that correspond to 200% of the inverse, or opposite, of the daily price movement of the benchmark 10 Year Note. If it is successful in meeting its objective, the net asset vale of the ContraBond Fund’s shares should increase twice as much as any daily decrease in the level of the benchmark 10 Year Note. Conversely, the net asset value of the ContraBond Fund’s shares should decrease twice as much as any daily increase in the price of the 10 Year Note.

The Funds’ investment objectives are not fundamental policies and may be changed by the Trust’s Board of Trustees without shareholder approval, upon a 60-day notice.

PORTFOLIO INVESTMENT STRATEGY

Under normal circumstances, each Fund seeks to achieve its investment objective by investing its net assets (at least 80% of its net assets in the case of the ContraBond Fund) in a manner designed to provide investment returns that correspond to its target. In attempting to achieve their objectives, the Funds will primarily invest in futures contracts on 10-year U.S. Treasury Notes, with the 10 Year Plus Fund generally taking long positions and the ContraBond Fund generally taking short positions in such futures contracts. In addition, the Funds may take long or short positions directly in the 10 Year Note through swap agreements, options on futures contracts, and options on bonds and on bond indices to produce economically leveraged investment results. On a day-to-day basis, the Funds hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements. In addition to these investments, these assets may include options on bonds, options on bond indices, exchange-traded funds (“ETFs”), shares of other investment companies, U.S. government securities and repurchase agreements.

The Funds are “non-diversified” funds, meaning that a relatively high percentage of each Fund’s assets may be invested in a limited number of issuers of securities.

Rafferty uses a number of investment techniques in an effort to achieve the stated objectives for the Funds. Each Fund is managed to provide investment returns that directly correspond in the case of the 10 Year Plus Fund and inversely correspond (are opposite of) in the case of the ContraBond Fund, to 200% of the daily price movement of the 10 Year Note. Rafferty does not use fundamental securities analysis to accomplish such correlations. Rather, Rafferty primarily uses statistical and quantitative analysis to determine the investments the Funds make and the techniques they employ. In general, if the Funds are performing as designed, the daily price movement of the 10 Year Note (or the related futures contract) will generally dictate the daily return for the Funds.
&lt/R&gt
2

Rafferty uses futures contracts, swap agreements, options on futures contracts and other financial instruments, such as options on bonds and options on bond indices, to produce economically “leveraged” investment results. Leveraging allows Rafferty to generate a return that is larger than that which would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the Funds’ investments. Rafferty may also purchase securities with borrowed money for investment purposes, which is a form of leveraging. This technique may facilitate management of a Fund’s portfolio by enabling it to meet redemption requests when liquidation of portfolio securities would otherwise be disadvantageous to a Fund.

&ltR&gt
While Rafferty attempts to minimize any “tracking error” (the statistical measure of the difference between the actual results of a Fund and the expected results in light of the performance of the benchmark), certain factors will tend to cause a Fund’s investment results to vary from the stated objective. During periods of market volatility, the Funds may have difficulty achieving their targeted return on a daily basis due to high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the investments held by the Funds. Even if a Fund meets its daily target, the Fund’s return for a period of time may be different than what might be expected in light of the price movements of the target benchmark for that period. The difference may result from the compounding effect of fluctuations in the market, the use of leverage and the inverse correlation for the ContraBond Fund.

The Funds pursue their investment objective regardless of market conditions and do not take defensive positions by investing in cash or other instruments. However, because it may be difficult for a Fund to achieve its stated investment objective any time its assets fall below $2 million, Rafferty may invest the assets of a Fund in short-term U.S. government securities until the level of net assets is sufficient to permit investment in the desired investments. As a result, a Fund may not achieve its investment objective during this period. To find out if a Fund has sufficient assets to invest to attempt to meet its objective, you may call (800) 851-0511.

PRINCIPAL RISK FACTORS

An investment in the Funds entails risks. The Funds could lose money, or their performance could trail that of other investment alternatives. Rafferty cannot guarantee that the Funds will achieve their objectives. In addition, the Funds present some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Funds. These and other risks are described below.

Market Timing Activity and High Portfolio Turnover

A significant portion of the Funds’ assets are expected to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Frequent trading could increase the rate of the Funds’ portfolio turnover, which involves correspondingly greater expenses to the Funds, including brokerage commissions or dealer mark-ups/mark-downs and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to each Funds’ shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Funds’ performance. In addition, large movements of assets into and out of a Fund may negatively impact its abilities to achieve its investment object or its desired level of operating expenses. The risks associated with market timing activity and high portfolio turnover will have a negative impact on longer-term investments.
&lt/R&gt
3

&ltR&gt
Risk of Tracking Error

Several factors may affect a Fund’s ability to achieve its targeted return on a daily basis. A Fund may have difficulty achieving its targeted return due to high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the securities held by a Fund. A failure to achieve a targeted return on a daily basis may cause a Fund to provide returns for a longer period that are worse than expected.
&lt/R&gt
Risk of Aggressive Investment Techniques

&ltR&gt
The Funds use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options on futures contracts and options on bond indices include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed.
&lt/R&gt

Leverage Risk

&ltR&gt
Each Fund may employ leveraged investment techniques, including the use of financial instruments to produce leveraged results as well as borrowing money for investment purposes. Use of leverage can magnify the effects of changes in the value of the Funds and make them more volatile. The leveraged investment techniques that the Funds employ could cause investors in the Funds to lose more money in adverse environments. Further, the ContraBond Fund may incur substantial costs to maintain an economically leveraged short position in the 10 Year Note. These costs will adversely impact the ContraBond Fund’s performance. In addition, borrowing for investment purposes will create interest expenses that can exceed the income from the assets obtained.
&lt/R&gt

Swap Agreement Risk

&ltR&gt
Each Fund may enter into swap agreements, which are two-party contracts whereby the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The risks associated with such agreements include the risk that the counter-party to a swap agreement may default. If a counter-party defaults, a Fund’s risk of loss will consist of any payments that a Fund is entitled to receive from the counter-party under the agreement. In addition, a Fund could suffer losses with respect to a swap agreement if a Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.
&lt/R&gt

Interest Rate Changes

&ltR&gt
Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security may fall when interest rates rise and may rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.
&lt/R&gt

4

Credit Risk

A Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations that are issued or guaranteed by the U.S. government. However, certain U.S. government obligations that are not backed by the full faith and credit of the U.S. government entail more risk because there can be no assurance that the U.S. government will provide financial support to the U.S. government-sponsored agencies or instrumentalities that back such securities.

Risk of Non-Diversification

&ltR&gt
Each Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Funds are non-diversified, their net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.
&lt/R&gt

Inverse Correlation Risk

&ltR&gt
The ContraBond Fund is negatively correlated to its target benchmark and should lose money when its target benchmark rises - a result that is the opposite from traditional mutual funds. Because the ContraBond Fund seeks daily returns inverse by a defined percentage to its target benchmark, the difference between the ContraBond Fund’s daily return and the return of its target benchmark may be negatively compounded during periods in which the markets decline.
&lt/R&gt

Risk of Shorting Securities

&ltR&gt
The ContraBond Fund establishes short positions designed to profit from the decline in the price of particular securities, baskets of securities or indices. In general, when the ContraBond Fund shorts securities, it borrows the securities from a broker and sells the borrowed securities. The ContraBond Fund is obligated to deliver to the broker securities that are identical to the securities sold short and will be subject to the risk of loss, which may be significant, in the event that the market value of the securities sold short plus related transaction costs exceeds the proceeds to the ContraBond Fund from the short sale. A short sale involves the theoretically unlimited risk of an increase in the market price of the security, basket of securities or index sold short which, except in the case of a short sale “against the box,” would result in a theoretically unlimited loss. As a consequence, the ContraBond Fund will lose value if and when the price of particular securities rises - a result that is the opposite from traditional mutual funds. The holder of a short position in a security, including a fixed income security, is responsible for interest accruing on the fixed income security. Because dividends and interest accruing on a short position is an expense to the ContraBond Fund, the performance of the ContraBond Fund will be adversely impacted by the cost of maintaining its economically leveraged short positions in the 10 Year Note regardless of the price movements of the 10 Year Note.

HISTORICAL PERFORMANCE

No performance information is presented for the Funds because they do not have annual returns for at least one calendar year prior to the date of this Prospectus.
&lt/R&gt

5

FEES AND EXPENSES OF THE FUNDS

&ltR&gt
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. For the ContraBond Fund, the expenses below are based on actual expenses incurred, including short dividend and interest expense, for the fiscal year ended August 31, 2005. For the 10 Year Plus Fund, the expenses below reflect estimated expenses expected to be incurred for the fiscal year ending August 31, 2006.

Shareholder Fees(1) (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (as a % of original purchase price or sales proceeds, whichever is less)	None

Annual Operating Expenses(2) (expenses that are deducted from Fund assets):
	ContraBond Fund	10 Year Plus Fund
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(3)	0.33%	0.00%
Other Expenses	5.98%(4,5)	8.19%
Total Annual Operating Expenses	7.06%(4,5)	8. 94%

(1)
Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
As noted elsewhere in the Prospectus, a substantial portion of the Funds’ assets may come from “asset allocators” or “market timers.”  As a result, the costs of operating the Funds may rise or fall with asset levels.  However, Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse each Fund’s Other Expenses through August 31, 2006 to the extent that each Fund’s Total Annual Operating Expenses exceed 1.75% (excluding dividends and interest on short positions and extraordinary expenses).  Rafferty may choose to terminate this waiver or revise the limits on Total Annual Operating Expenses at any time.  If overall expenses fall below these percentage limitations, then a Fund may reimburse Rafferty within three fiscal years for such waivers and reimbursements.

(3)
The Board of Trustees has authorized payment by each Fund of Rule 12b-1 fees in an amount equal to the difference between a Fund’s Total Annual Operating Expenses and the voluntary limit on Total Annual Operating Expenses of 1.75% (excluding dividends and interest on short positions and extraordinary expenses) for each Fund.

(4)
As part of its investment strategy, the ContraBond Fund takes short positions in securities.  Such additional expenses associated with these investments are included in the calculation above.  If these expenses were not included, the ContraBond Fund’s Other Expenses and Total Annual Operating Expenses would be 0.67% and 1.75%, respectively.  Although dividends and interest accruing on short positions are an expense to the ContraBond Fund, these expenses are generally reduced by interest income earned on the proceeds from the short sales.  If these income reductions were included above, the Short Dividend and Interest Expense and Total Annual Operating Expenses would be significantly lower.

(5)
The Other Expenses includes reimbursements made by the ContraBond Fund to Rafferty for previous waivers of Rafferty’s management fee and/or reimbursements of the ContraBond Fund’s Other Expenses. If this additional expense were not included in the calculation above, the ContraBond Fund’s Other Expenses and Total Annual Operating Expenses would be 0.55% and 6.94%,respectively.

&lt/R&gt

Expense Example
&ltR&gt
The table below is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The table shows what you would have paid if you invested $10,000 in the Fund over the periods shown and then redeemed all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
ContraBond Fund	$699	$2,053	$3,353	$6,374
10 Year Plus Fund	$876	$2,527	N/A	N/A

&lt/R&gt
6

ABOUT YOUR INVESTMENT

SHARE PRICE OF THE FUNDS

&ltR&gt
A Fund’s share price is known as its net asset value (“NAV”). For each Fund, the share price is calculated as of the close of regular trading, usually 4:00 p.m. Eastern time, each day the New York Stock Exchange (“NYSE”) and the bond market is open for business. All shareholder transaction orders received in good form by the Funds’ transfer agent or an authorized financial intermediary by 4:00 p.m. Eastern time will be processed at that day’s NAV. Transaction orders received after 4:00 p.m. Eastern time will receive the next business day’s NAV.

Share price is calculated by dividing each Fund’s net assets by its shares outstanding. The Funds use the following methods to price securities held in their portfolios:

•
Equity securities, over-the-counter (“OTC”) securities, ETFs, swap agreements, options, futures and options on futures are valued at their last sales price, or if not available, the average of the last bid and ask prices;

•	Securities primarily traded in the NASDAQ National Market® are valued using the NASDAQ® Official Closing Price (“NOCP”);

•	Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the “amortized” cost method;
&lt/R&gt
•	Other debt securities are valued by using the closing bid and asked prices provided by the Funds’ pricing service or, if such services are unavailable, by a pricing matrix method; and
&ltR&gt
•
Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of the Adviser does not represent fair value, or the Funds or the Adviser believe the market price is stale will be valued at fair value estimates by the Adviser under the supervision of the Board of Trustees.

&lt/R&gt
Fair Value Pricing

&ltR&gt
Portfolio securities and other assets are valued chiefly by market prices from the primary market in which they are traded. Securities are priced at a fair value as determined by the Adviser, subject to the supervision of the Board of Trustees, when reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities the Funds’ pricing service provides a valuation that in the judgment of the Adviser does not represent fair value, the Adviser believes that the market price is stale, or an event that affects the value of an instrument (a “Significant Event”) has occurred since the closing prices were established, but before the time as of which the Funds calculate their NAVs. Examples of Significant Events may include (1) events that relate to a single issuer or to an entire market sector; (2) significant fluctuations in domestic or foreign markets; or (3) occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions. If such Significant Events occur, the Funds may value the instruments at fair value, taking into account such events when it calculates each Fund’s NAV. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees. In addition, the Funds may also fair value an instrument if trading in a particular instrument is halted and does not resume prior to the closing of the exchange or other market.
&lt/R&gt

7

&ltR&gt
Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, Rafferty compares the market quotation to the fair value price to evaluate the effectiveness of the Funds’ fair valuation procedures.
&lt/R&gt

RULE 12b-1 FEES

&ltR&gt
The Funds have adopted an Investor Class distribution plan under Rule 12b-1 which allows each Fund to charge up to 1.00% of its average daily net assets to pay for distribution and services provided to Fund shareholders. Because these fees are paid out of the Funds’ Investor Class assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the plan, the annual fees may amount to up to 1.00% of the Investor Class’ average daily net assets. However, the Potomac Board of Trustees has authorized each Fund to pay Rule 12b-1 fees only in an amount equal, on an annual basis, to the difference between a Fund’s Total Annual Operating Expenses and the voluntary limit on Total Annual Operating Expenses of 1.75% (excluding dividends and interest on short positions and extraordinary expenses) for each Fund.
&lt/R&gt

HOW TO INVEST IN SHARES OF THE FUNDS

&ltR&gt
You may invest in the Funds through traditional investment accounts, individual retirement accounts (“IRAs”) (including Roth IRAs), self-directed retirement plans or company sponsored retirement plans. Applications and descriptions of any service fees for retirement or other accounts are available directly from the Fund. You may invest directly with the Funds or through certain financial intermediaries. Any transaction effected through a financial intermediary may be subject to a processing fee. In addition, the Funds may allow for purchases through an Automatic Investment Plan. Contact Rafferty for further information.
&lt/R&gt

Minimum Investment

&ltR&gt
The minimum initial and subsequent investments in the Funds set forth below may be invested in as many of the Potomac Funds as you wish. However, you must invest at least $1,000 in any one of the Potomac Funds. For example, if you decide to invest $10,000 in three of the Funds, you may allocate your minimum initial investment as $8,000, $1,000 and $1,000.
&lt/R&gt

	Minimum Initial Investment	Subsequent Investment
Regular Accounts	$ 10,000	$ 1,000
Retirement Accounts	$ 10,000	$ 0

Rafferty may waive these minimum requirements at its discretion. Contact Rafferty for further information.

8

Good Form

&ltR&gt
Good form means that your purchase (whether direct or through a financial intermediary) is complete and contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.); and is accompanied by sufficient purchase proceeds. For a purchase request to be in good form, it must include (1) the name of the Fund; (2) the dollar amount of shares to be purchased; and (3) your purchase application or investment stub. An Account Application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the Account Application and receives correct payment by check or wire transfer.
&lt/R&gt

Purchasing Shares

By Mail:

•	Complete and sign your Account Application.

•	Indicate the Fund and the amount you wish to invest.

•	Mail your check (payable to “Potomac Funds”) along with the completed Account Application to:

Regular Mail		Express/Overnight Mail
Potomac Funds — Investor Class		Potomac Funds — Investor Class
c/o U.S. Bancorp Fund Services, LLC	or	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 1993		Mutual Fund Services — 3rd Floor
Milwaukee, Wisconsin 53201-1993		615 East Michigan Street
Milwaukee, Wisconsin 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.

•
The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts of less than $10,000. In addition, to prevent check fraud, the Funds do not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks, or starter checks for the purchase of shares.

•	All purchases must be made in U.S. dollars through a U.S. bank.

&ltR&gt
•	If your check does not clear, you will be charged a $25.00 fee. In addition, you may be responsible for losses sustained by the Funds for any returned payment.
&lt/R&gt

•	You will receive written confirmation by mail, but we do not issue share certificates.

•	The Fund’s transfer agent will verify certain information from investors as part of the Fund’s anti-money laundering program.

&ltR&gt
The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new Account Application, you will be required to supply your full name, date of birth, social security number and permanent street address to assist in verifying your identity. Mailing addresses containing a P.O. Box will not be accepted. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.
&lt/R&gt

9

If the Funds do not have a reasonable belief of the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within five business days if clarifying information and/or documentation is not received.

By Bank Wire Transfer:

Initial Investment –By Wire

&ltR&gt
•
If you are making an initial investment in the Funds, before you wire funds, please contact the transfer agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.

&lt/R&gt

For Subsequent Investments – By Wire

&ltR&gt
Before sending your wire, please contact the transfer agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA number: 075000022
For credit to U.S. Bancorp Fund Services, LLC
Account Number 112-952-137
For further credit to the Potomac Funds
(Your name)
(Your account number)
(Name of Fund(s) to purchase) — Investor Class

  Your bank may charge a fee for such services.
&lt/R&gt

Through Financial Intermediaries:

•	Select financial intermediaries are authorized to offer shares of the Fund.

•	These financial intermediaries can help you complete the necessary paperwork, mail your Account Application to the Potomac Funds and place your order to purchase shares of the Funds.

&ltR&gt
•
Financial intermediaries are responsible for placing orders promptly with the Funds and forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have earlier cut-off times for processing your transaction. For more information about your financial intermediary’s rules and procedures, you should contact your financial intermediary directly.

&lt/R&gt

10

HOW TO EXCHANGE SHARES OF THE FUNDS

You may exchange Investor Class shares of your current Fund(s) for Investor Class shares of any other Potomac Fund (including Potomac Funds not offered in this Prospectus) without any charges. To make an exchange:

&ltR&gt
•	Write or call the Potomac Funds’ transfer agent.
&lt/R&gt

•	Provide your name, account number, which Funds are involved, and the number, percentage or dollar value of shares to be exchanged.

•	The Funds can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.

•	You must exchange at least $1,000 or, if your account value is less than that, your entire account balance will be exchanged.

&ltR&gt
•
You may exchange by telephone unless you declined telephone exchange privileges on your Account Application. If you previously declined telephone exchange privileges and would like to add this option to your account, please contact the Funds at (800) 851-0511 for instructions.

&lt/R&gt

•	You may exchange through the Internet by visiting the Potomac Funds’ website at www.potomacfunds.com and activating your account.

HOW TO SELL SHARES OF THE FUNDS

Generally

•	You may sell all or part of your investment in a Fund at the next determined net asset value after we receive your order.

•	You normally will receive proceeds from any sales of shares within seven days from the time a Fund receive your request in good order.

&ltR&gt
•
For investments that have been made by check, payment on sales requests may be delayed until the Potomac Funds’ transfer agent is reasonably satisfied that the purchase payment has been collected by the Fund, which may require up to 10 calendar days.

•	Your proceeds will be sent via check, wire or electronic funds transfer through the Automated Clearing House (“ACH”) network using the address or bank account listed on the transfer agent’s records.
&lt/R&gt

•
Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

11

&ltR&gt
•
The Funds also offer a Systematic Withdrawal Plan for shareholders who require periodic payments, such as those from IRAs. For more information on this option, please contact the Funds at (800) 851-0511.

&lt/R&gt

By Telephone or By Mail

•	Call or write the Funds (see the address and telephone number above).

&ltR&gt
•
You may sell shares of the Funds by telephone unless you declined telephone redemption privileges on your Account Application. If you previously declined telephone redemption privileges, you may request telephone redemption privileges by sending a written request to the transfer agent with your signature guaranteed. If you have questions, please contact the Funds at (800) 851-0511.

•	IRA accounts are not eligible for telephone redemption privileges.

•	Provide your name, account number, which Funds and the number, percentage or dollar value of shares to sell. The maximum amount that may be redeemed by telephone is $100,000.
&lt/R&gt

By Wire Transfer

•	Call the Potomac Funds.

•	Provide your name, account number, which Fund and the number, percentage or dollar value of shares to sell.

•	You must wire transfer at least $5,000.

•
You will be charged a wire transfer fee of $15.00, which will be deducted from your account balance on dollar specific redemption requests or from the proceeds on share specific requests. This fee is in addition to any fees that may be imposed by your bank.

&ltR&gt
•	Your proceeds will be wired only to the bank listed on the transfer agent’s records.
&lt/R&gt

Through Financial Intermediaries

•	Select financial intermediaries can place your order to sell shares of the Funds.

•	Payment can be directed to your account normally within three business days after a financial intermediary places your order.

ACCOUNT AND TRANSACTION POLICIES

Order Policies

&ltR&gt
There are certain times when you may be unable to sell shares of a Fund or proceeds may be delayed. This may occur during emergencies, unusual market conditions or when the Funds cannot determine the value of their assets or sell their holdings. The Funds reserve the right to reject any purchase order or suspend offering of their shares. Generally, a Fund may reject a purchase if it is disruptive to the efficient management of the Fund.
&lt/R&gt

12

&ltR&gt
Certain transactions through a financial intermediary may not be deemed in good form if such financial intermediary failed to notify the Funds of such trade or trades before 4:00 p.m. Eastern time. In particular, financial intermediaries that transact in shares of the Funds through Fundserv must, in many cases, notify the Funds of trades before placing them in the Fundserv system. In the event that a financial intermediary transacts in shares of the Funds through the Fundserv system without notifying the Funds of such trades in advance, such transaction may be deemed not to have been received in good order. In practice, this means that a confirmation from a financial intermediary is not binding on the Funds. In the event that a trade is deemed not to have been received in good form, for whatever reason, a purchase, redemption or exchange request may be rejected or canceled and, in the event of a redemption which is canceled, the Funds shall have the right to a return of proceeds. Cancellation of a trade is processed at the NAV at which the trade was originally received and is ordinarily completed the next business day. Please contact your financial intermediary to determine how it processes transactions in shares of the Funds.
&lt/R&gt

Telephone Transactions

For your protection, the Funds may require some form of personal identification prior to accepting your telephone request such as verification of your social security number, account number or other information. We also may record the conversation for accuracy. During times of unusually high market activity or extreme market changes, you should be aware that it may be difficult to place your request in a timely manner.

Signature Guarantees

&ltR&gt
In certain instances when you sell shares of a Fund, we will need your signature guaranteed. Signature guarantees may be available at your bank, stockbroker or a national securities exchange. A notary public cannot guarantee signatures. Your signature must be guaranteed if:

•	You are changing your account ownership;

•	Your account registration or address has changed in the last 30 days;

•	The proceeds of your sale are mailed to an address other than the one listed with the Funds;

•	The proceeds are payable to a third party;

•	The sale is greater than $100,000;

•	The wire instructions on the account are being changed; or

•	There are other unusual situations as determined by the Funds’ transfer agent.

&lt/R&gt
Low Balance Accounts

&ltR&gt
If your total account balance falls below $10,000, due to withdrawals, then we may sell your shares of the Funds. We will inform you in writing 30 days prior to selling your shares. If you do not bring your total account balance up to $10,000 within 30 days, we may sell your shares and send you the proceeds. We will not sell your shares if your account value falls due to market fluctuations.
&lt/R&gt

13

Redemption in Kind

&ltR&gt
The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio. It is not expected that the Funds would do so except in unusual circumstances. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.
&lt/R&gt

Short Term Trading

&ltR&gt
Unlike many other Potomac Funds, the Funds are not strictly intended for long-term investors. The Funds anticipate that a significant portion of their assets will come from professional money managers and investors who use the Funds as part of their “asset allocation” and/or “market timing” investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which entails certain risks and costs to longer-term investors as noted previously in the Prospectus. Frequent trading could increase the rate of the Funds’ portfolio turnover, which involves correspondingly greater expenses to the Funds, including brokerage commissions or dealer mark-ups/mark-downs and other transaction costs on the sale of securities and reinvestments in other securities. As a result, the Funds do not currently impose any trading restrictions on Fund shareholders nor actively monitor for trading abuses. However, the Funds reserve the right to reject any purchase orders or suspend the offering of Fund shares. The Funds’ Board of Trustees has approved the short-term trading policy of the Funds.
&lt/R&gt

14

ADDITIONAL INFORMATION

MANAGEMENT OF THE FUND

&ltR&gt
Rafferty provides investment services to the Funds. Rafferty has been managing mutual funds since June 1997. Rafferty is located at 33 Whitehall Street, 10th Floor, New York, New York 10004.

Under an investment advisory agreement between the Potomac Funds and Rafferty, the Funds pay Rafferty fees at an annual rate of 0.75% of each Fund’s average daily net assets.

A discussion regarding the basis on which the Board of Trustees approved the investment advisory agreement for the ContraBond Fund will be included in the Funds’ semi-annual report for the six month period ended February 28, 2006 and is currently available for both Funds in the Funds’ SAI.

An investment committee of Rafferty employees has the day-to-day responsibility for managing the assets of each of the Funds. All members share equal responsibility in managing the Funds and an individual committee member may make decisions regarding a Fund’s investments. The members of the investment committee responsible for managing the Funds are Sean Smyth, Ryan King, Brendan Murray, and Paul Brigandi.

Mr. Smyth joined Rafferty in April 2005 and is the Lead Portfolio Manager. Mr. Smyth was a portfolio manager for Gartmore Global Investments in Conshohocken, Pennsylvania from January 2000 until March 2005.

Mr. King is a Portfolio Manager and has held this position with Rafferty since 2004. Prior to joining Rafferty, Mr. King was a Fund Administrator for State Street Bank and Deutsche Bank from 1998 to 2004.

Mr. Murray is Portfolio Manager and joined Rafferty in February 2005. Mr. Murray previously served as an Equity Sales Trader, Operations Supervisor, and Operations Analyst for Mellon Investor Services from November 1999 through January 2005.

Mr. Brigandi has been a Portfolio Manager at Rafferty since June 2004. Mr. Brigandi was previously involved in the equity trading training program for Fleet Boston Financial Corporation from August 2002 to April 2004. Mr. Brigandi is a 2002 graduate of Fordham University.

The Funds’ SAI provides additional information about the investment committee members’ compensation, other accounts they manage and their ownership of securities in the Funds.

&lt/R&gt
PORTFOLIO HOLDINGS INFORMATION

&ltR&gt
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information. Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Annual and Semi-Annual Reports will be available by contacting the Potomac Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling (800) 851-0511.
&lt/R&gt

15

DISTRIBUTIONS AND TAXES

Distributions
&ltR&gt
Each Fund distributes dividends from its net investment income at least annually. Net investment income generally consists of interest income and dividends received on investments less expenses.

Each Fund also distributes any realized net capital gains at least annually. A Fund realizes capital gains mainly from sales of its portfolio assets for a profit. The tax consequences will vary depending on how long a Fund has held the assets. Distributions of net gains on sales of assets held for one year or less are taxed as dividends (that is, ordinary income). Sales of assets held longer than one year (long-term capital gains) are taxed at lower capital gains rates.

Dividends and capital gain distributions (collectively, “distributions”) will be reinvested automatically at the NAV unless you request otherwise in writing. Normally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested. If you elect to receive distributions from a Fund by check and the post office cannot deliver such check or your check remains uncashed for six months, the Funds reserve the right to reinvest the check in your account at the applicable Funds’ then current NAV per share and to reinvest all subsequent distributions in shares of that Fund until an updated address is received.
&lt/R&gt

Taxes

The following table illustrates the potential tax liabilities for taxable accounts:

Type of Transaction	Tax Status*
Dividend (other than qualified dividend income (“QDI”)) distribution	Ordinary income rate
Distribution of QDI (see below)	Long-term capital gains rate
Distribution of net short-term capital gains	Ordinary income rate
Distribution of net long-term capital gains	Long-term capital gains rate
Sale or exchange of Fund shares owned for more than one year	Long-term capital gains or losses
Sale or exchange of Fund shares owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules
________________________
* Tax consequences for tax-deferred retirement accounts or non-taxable shareholders may be different. You should consult your tax specialist for more information about your personal situation.

QDI consists of dividends a Fund receives from most U.S. corporations and “qualified foreign corporations,” provided that the Fund satisfies certain holding period, debt-financing and other requirements regarding the stock on which the dividends were paid. A Fund’s dividends attributable to its “QDI” are subject to the long-term capital gains rate, a maximum federal rate of 15% for shareholders who are individuals and satisfy those restrictions regarding their Fund shares. These special rules generally apply to taxable years beginning before January 1, 2009.

If you are a non-retirement account shareholder of a Fund, then each year we will send you a Form 1099 that tells you the amount of Fund distributions you received for the prior calendar year, the tax status of those distributions and a list of reportable sale transactions. Normally, distributions are taxable in the year you receive them. However, any distributions declared in the last three months of the year and paid in January of the following year generally are taxable as if received on December 31 of the year they are declared.

16

If you are a non-corporate shareholder of a Fund and do not provide the Fund with your correct taxpayer identification number (normally your social security number), the Fund is required to withhold 28% of all distributions and redemption proceeds otherwise payable to you for the Funds. If you are otherwise subject to backup withholding, we also are required to withhold and pay to the IRS 28% of your distributions for the Funds. Any tax withheld may be applied against your tax liability when you file your tax return.

&ltR&gt
MASTER/FEEDER OPTION

The Funds may in the future operate under a master/feeder structure. This means that the Funds would be a “feeder” fund that attempts to meet its objective by investing all its investable assets in a “master” fund with the same investment objective. The “master” fund would purchase securities for investment. It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the Funds. If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for the Funds without seeking shareholder approval. However, the Trustees’ decision will be made only if the investments in the master funds are in the best interests of each Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. You also will receive 30 days notice prior to the implementation of the master/feeder structure.
&lt/R&gt

17

FINANCIAL HIGHLIGHTS
&ltR&gt
The financial highlights table is intended to help you understand the financial performance of the Investor Class shares of the Funds outstanding for the period indicated. The information for the periods shown below was audited by Ernst & Young LLP whose report, along with the Funds’ financial statements, are included in the Annual Report, which is available upon request. Certain information reflects financial results for a single Investor Class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions).

	ContraBond Fund		10 Year Plus Fund
	Investor Class		Investor Class
	Year Ended	May 17, 2004[1] to	March 31, 2005[1]
	August 31, 2005	August 31, 2004	to August 31, 2005
Per share data:
Net asset value, beginning of period	$17.96	$20.00	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.20)[8]	(0.03)	0.22
Net realized and unrealized gain (loss) on investments[6]	(0.74)	(2.01)	0.74

Total from investment operations	(0.94)	(2.04)	0.96

Less distributions:
Dividends from net investment income	-	-	-
Distributions from realized gains	-	-	-

Total distributions	-	-	-

Net asset value, end of period	$17.02	$17.96	$20.96

Total return[7]	(5.23)%	(10.20)%[2]	4.80%[2]

Supplemental data and ratios:
Net assets, end of period	$35,994,114	$4,720,823	$1,212,134
Ratio of net expenses to average net assets excluding short interest:
Before expense waiver/recoupment	1.63%	3.95%[3]	8.81%[3]
After expense waiver/recoupment	1.75%	1.75%[3]	1.60%[3]
Ratio of net expenses to average net assets including short interest:
Before expense waiver/recoupment	6.94%
After expense waiver/recoupment	7.06%
Ratio of net investment income (loss) to average net assets:
Before expense waiver/recoupment	(1.00)%	(2.80)%[3]	(4.41)%[3]
After expense waiver/recoupment	(1.13)%[9]	(0.60)%[3]	2.80%[3]
Portfolio turnover rate[5]	0%	0%	1,444%
&lt/R&gt
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout the period.
5 Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.
6 The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
7 All returns reflect reinvested dividends but do not reflect the impact of taxes.
&ltR&gt
8 Net investment income (loss) before interest on short positions for the year ended August 31, 2005 was $0.74.
9 Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the year ended August 31, 2005 was 4.31%.
&lt/R&gt
18

PRIVACY NOTICE

At the Potomac Funds, we are committed to protecting your privacy. To open and service your Potomac accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,
•	Mail, e-mail, the telephone and our website, and
•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.
•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Potomac through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800)-851-0511.

Not a part of the prospectus.

PN-1

&ltR&gt

MORE INFORMATION ON
THE POTOMAC FUNDS

Statement of Additional Information (“SAI”): The Funds’ SAI contains more information on the Funds and its investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (“SEC”).

To Obtain the SAI or Fund Reports Free of Charge:

Write to:       Potomac Funds
                               P.O. Box 1993
       Milwaukee, Wisconsin 53201-1993

Call:       (800) 851-0511

By Internet: www.potomacfunds.com

These documents and other information about the Fund can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund may be viewed on screen or downloaded from the EDGAR Database on the SEC’s Internet web site at http://www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Rafferty Capital Markets, LLC, Distributor
59 Hilton Avenue
Garden City, New Jersey 11530

SEC File Number: 811-824
PROSPECTUS December 29, 2005 Potomac 10 Year Plus Fund Potomac ContraBond Fund Investor Class 33 Whitehall Street, 10th Floor New York, New York 10004 (800) 851-0511
&lt/R&gt

PROSPECTUS

&ltR&gt

&lt/R&gt

PSI CALENDAR EFFECTS FUND

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

INVESTOR CLASS

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

&ltR&gt
December 29, 2005
&lt/R&gt

PSI Calendar Effects Fund

&ltR&gt
OVERVIEW	1
ABOUT THE FUND	2
PSI CALENDAR EFFECTS FUND	2
PRINCIPAL RISK FACTORS	4
HISTORICAL PERFORMANCE	6
FEES AND EXPENSES OF THE FUND	6
ABOUT YOUR INVESTMENT	8
SHARE PRICE OF THE FUND	8
RULE 12b-1 FEES	9
HOW TO INVEST IN SHARES OF THE FUND	9
HOW TO EXCHANGE SHARES OF THE FUND	12
HOW TO SELL SHARES OF THE FUND	12
ACCOUNT AND TRANSACTION POLICIES	13
ADDITIONAL INFORMATION	16
MANAGEMENT OF THE FUND	16
PORTFOLIO HOLDINGS INFORMATION	16
DISTRIBUTIONS AND TAXES	17
MASTER/FEEDER STRUCTURE OPTION	18
FINANCIAL HIGHLIGHTS	19
PRIVACY NOTICE(Not a part of the prospectus)	PN-1
MORE INFORMATION ON THE POTOMAC FUNDS	Back Cover
&lt/R&gt

In deciding whether to invest in the fund described herein, you should rely on information in this Prospectus or the Statement of Additional Information (the “SAI”). The Potomac Funds (the “Trust”) has not authorized others to provide additional information. The Trust does not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.

i

OVERVIEW

&ltR&gt
This Prospectus describes the PSI Calendar Effects Fund (the “Fund”) of the Potomac Funds. Rafferty Asset Management, LLC serves as the Fund’s investment adviser (“Rafferty” or “Adviser”) and Portfolio Strategies, Inc. (“PSI” or “Subadviser”) serves as the Fund’s subadviser. (Collectively, Rafferty and PSI are referred to herein as “Advisers” in certain circumstances.)
&lt/R&gt

The Fund currently offers for sale Investor Class shares exclusively to the clients of the Fund’s Subadviser.

&ltR&gt
The PSI Calendar Effects Fund seeks to achieve returns that equal or exceed the broad market as measured by the Standard & Poor’s 500® Index (“S&P 500® Index”) over a full market cycle while only seeking exposure to the securities market approximately 30% of the time. The other 70% of the time, the Fund’s assets are maintained in money market instruments. The Subadviser aggressively manages the Fund’s assets and may invest directly in equity securities, exchange-traded funds (“ETFs”), other investment companies, as well as enter into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices. Rafferty positions the Fund’s assets in accordance with PSI’s recommendations.
&lt/R&gt

There is no assurance that the Fund will achieve its objective.

1

ABOUT THE FUND

PSI CALENDAR EFFECTS FUND

Fund Objective

&ltR&gt
The PSI Calendar Effects Fund seeks to achieve returns that equal or exceed the broad market as measured by the S&P 500® Index over a full market cycle while only seeking exposure to the securities market approximately 30% of the time.

The Fund considers a “full market cycle” to be a period of time, typically in years, that encompasses both a bull market (periods of uptrending markets) and a bear market (periods of downtrending markets). For example, the 5-year period during 2000-2004 contained both up markets and down markets and is considered by the Fund to be a “full market cycle.”
&lt/R&gt

While the Fund seeks exposure to the securities market only about 30% of the time, this is neither an upper or lower limit. Rather, it is an estimation of the time (measured in market days per year) that the Fund generally expects to seek exposure to the securities market. Under normal conditions, the Fund may seek exposure as much as 35% of the time and as little as 25% of the time. During the remaining approximately 70% of the market days of the year, the Fund will invest in money market instruments.

The Fund’s investment objective is not a fundamental policy and may be changed by the Trust’s Board of Trustees without shareholder approval upon a 60-day notice.

Portfolio Investment Strategy

&ltR&gt
To achieve the Fund’s objective, the Subadviser invests the Fund’s assets to gain exposure to the securities markets based on long-established patterns of institutional investor behavior as driven by and related to accounting periods, tax events and other calendar-related phenomenon, which the Subadviser believes have demonstrable and well-recognized effects on market liquidity and volatility. Examples of these calendar-related events include:
&lt/R&gt

•	The first and last few days of many of the major accounting periods, such as month-ends and quarter-ends;

•	Tax-related dates, such as the personal income tax due date of April 15 and the mutual fund capital gains tax reconciliation period in October;

•	The days immediately adjacent to several annually observed market holidays, such as Thanksgiving and Christmas; and

&ltR&gt
•	The annual peak period of vacation taking in the securities industry.
&lt/R&gt

2

These periods account for approximately 30% of the total number of days that the securities markets are open for trading throughout the year. The other 70% of the time, the Fund’s assets are maintained in money market instruments.

As a result, the Subadviser’s investment strategy alternates between investing in money market instruments and investments to gain exposure to one or more of the following indices at any given time:

&ltR&gt
•	S&P 500® – to gain exposure to large-capitalization companies
&lt/R&gt

•	S&P MidCap 400 – to gain exposure to mid-capitalization companies

•	Russell 2000® – to gain exposure to small-capitalization companies

•	NASDAQ-100® – to gain exposure to technology companies

&ltR&gt
The Subadviser determines when to invest and in which index to gain exposure based primarily on its analysis of the historical performance of each index, when the index has performed well and when it has performed poorly. The Subadviser’s analysis also takes into consideration those periods during the year in which its research indicates that institutional investors are most likely to invest additional money into the securities markets. These periods are closely related to accounting periods and are further refined by considerations of tax cycles, holidays, and other factors. The Subadviser does not use fundamental or technical securities analysis to implement its strategy. Rather, the Subadviser uses statistical and quantitative analysis to determine when to invest the Fund’s assets and what types of investments to make for the Fund.

In determining when to invest the Fund’s assets, the Subadviser compares the historical U.S. stock market daily returns for the last 75 years with the calendar-related events that appear within each year. Where the Subadviser’s analysis strongly suggests that an above-average return for a date corresponds to the calendar-related events, it is considered for inclusion in the Fund’s investment dates. The Subadviser further uses relative strength measurements to determine the type of investment to make for the Fund by comparing the indices the Fund seeks exposure to with other potential areas of investment to identify one or more of the Fund’s targeted indices that exhibit the best relative strength comparisons.
&lt/R&gt

During the periods that the Fund’s assets are exposed to the securities markets, the Fund may invest directly in the securities of the companies that comprise the above indices, ETFs, other investment companies, as well as enter into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. The Fund seeks to invest in instruments that represent the broad market indices.

&ltR&gt
During the periods that the Fund’s assets are not seeking exposure to the securities markets, the Fund may invest in high quality money market instruments that are short-term debt instruments issued or guaranteed by the U.S. government, its agencies or instrumentalities, domestic corporations, financial institutions or other entities that have been determined by one of the Advisers to present minimal credit risk. They include, for example, commercial paper, bank obligations, repurchase agreements, money market funds, other corporate debt obligations and government debt obligations. In addition, the Fund holds U.S. government securities and repurchase agreements to collateralize its investments in futures and options contracts and swap agreements.
&lt/R&gt

3

The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

PRINCIPAL RISK FACTORS

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Neither PSI nor Rafferty can guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. These and certain other risks are described below.

&ltR&gt
Risks of the Subadviser’s Investment Strategy
&lt/R&gt

The Fund determines well in advance when it should be exposed to the market and when it should be invested in money market instruments, as the occurrence of the calendar-related events that buy and sell dates are based upon are known well in advance. The direction of the market is not a factor in determining buy and sell dates. While this strategy seeks to provide positive returns over a full market cycle, it also can mean that the Fund may not be invested during market rallies due to its limited exposure. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objectives.

High Portfolio Turnover

The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to the Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Risks of Aggressive Investment Techniques

&ltR&gt
The Fund uses investment techniques that may be considered aggressive. Risks associated with futures contracts, swap agreements and options on securities indices and futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract or option and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Risks of Investing in Equity Securities

The Fund may invest in publicly issued equity securities, including common stocks. Investments in common stocks are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of common stocks in which the Fund invests will cause the net asset value of the Fund to fluctuate.

Risks of Investing in Small and Mid-Capitalization Companies
&lt/R&gt

Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

4

Risks of Investing in Technology Companies

Investing in technology companies directly or through exposure to the NASDAQ-100 Index® presents special and significant risks. The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of investments. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology companies. Those technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Further, those technology companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings.

Risks of Investing in ETFs

&ltR&gt
An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares potentially may trade at a discount or a premium in market price if there is a limited market in such shares. Investments in ETFs are subject to brokerage and other trading costs as the Advisers trade in and out of a fund, which could result in greater expenses to the Fund. They also are subject to investment advisory and other expenses, which the Fund would directly bear. Finally, because the value of ETF shares depends on the demand in the market, the Advisers may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting the Fund’s performance.
&lt/R&gt

Risks of Investing in Other Investment Companies

&ltR&gt
The Fund may invest in the securities of other investment companies, which may, in turn, invest in equities, bonds, and other financial vehicles. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the investment company to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance.
&lt/R&gt

5

Risks of Investing in Derivatives

&ltR&gt
The Fund may invest in instruments that attempt to track the price movement of stock indices. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not correctly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that they would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.
&lt/R&gt

Risks of Non-Diversification

The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Investment Company Risk

&ltR&gt
The Fund’s Subadviser has limited experience managing the investment portfolio of a registered investment company, or mutual fund, which is highly regulated by federal securities laws. This limited experience may cause the Fund to under-perform or lose money.
&lt/R&gt

HISTORICAL PERFORMANCE

&ltR&gt
This Prospectus does not include a bar chart of annual total returns nor a performance table of average annual total returns because the Fund did not have annual returns for at least one calendar year prior to the date of this Prospectus.
&lt/R&gt

FEES AND EXPENSES OF THE FUND

&ltR&gt
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The other expenses below reflect estimated expenses expected to be incurred for the fiscal year ending August 31, 2006.
&lt/R&gt

Shareholder Fees(1) (fees paid directly from your investment):

Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (as a % of original purchase price or sales proceeds, whichever is less)	None

Annual Operating Expenses(2) (expenses that are deducted from Fund assets):

&ltR&gt
PSI Calendar Effects Fund Investor Class
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.40%
Total Annual Operating Expenses	1.90%
&lt/R&gt

(1)
Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and stop-payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

6

&ltR&gt
(2)
Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through August 31, 2006 to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 2.00% (excluding extraordinary expenses). If the Fund’s overall expenses fall below this percentage limitation, then the Fund may reimburse Rafferty within the following three years. Because this is a voluntary expense waiver, Rafferty may change or end the waiver at any time.

&lt/R&gt

Expense Example

&ltR&gt
The table below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table shows what you would have paid if you invested $10,000 in the Fund over the periods shown and then redeemed all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
PSI Calendar Effects Fund	$193	$597
&lt/R&gt

7

ABOUT YOUR INVESTMENT

SHARE PRICE OF THE FUND

&ltR&gt
The Fund’s share price is known as its net asset value per share (“NAV”). The Fund’s share price is calculated as of the close of regular trading, usually as of 4:00 p.m. Eastern time, each day the New York Stock Exchange (“NYSE”) is open for business. All shareholder transaction orders received in good form by the Fund’s transfer agent or an authorized financial intermediary by 4:00 p.m. Eastern time will be processed at that day’s NAV. Transaction orders received after 4:00 p.m. Eastern time will receive the next business day’s NAV.
&lt/R&gt

Share price is calculated by dividing the Fund’s net assets by its shares outstanding. The Fund uses the following methods to price securities held in its portfolio:

&ltR&gt
•
Equity securities, over-the-counter (“OTC”) securities, ETFs, swap agreements, options, futures and options on futures are valued at their last sales price, or if not available, the average of the last bid and ask prices;

•	Securities primarily traded in the NASDAQ National Market® are valued using the NASDAQ® Official Closing Price (“NOCP”);

•	Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the “amortized” cost method;

•	Other debt securities are valued by using the closing bid and asked prices provided by the Fund’s pricing service or, if such services are unavailable, by a pricing matrix method; and

•
Securities for which reliable market quotations are not readily available, the Fund’s pricing service does not provide a valuation for such securities, the Fund’s pricing service provides a valuation that in the judgment of the Adviser does not represent fair value, or the Fund or the Adviser believes the market price is stale will be valued at fair value estimates by the Adviser under the supervision of the Board of Trustees.

&lt/R&gt

Fair Value Pricing

&ltR&gt
Portfolio securities and other assets are valued chiefly by market prices from the primary market in which they are traded. Securities are priced at a fair value as determined by the Adviser under the supervision of the Board of Trustees, when reliable market quotations are not readily available, the Fund’s pricing service does not provide a valuation for such securities, the Fund’s pricing service provides a valuation that in the judgment of the Adviser does not represent fair value, the Adviser believes that the market price is stale, or an event that affects the value of an instrument (a “Significant Event”) has occurred since the closing prices were established, but before the time as of which the Fund calculates its NAV. Examples of Significant Events may include (1) events that relate to a single issuer or to an entire market sector; (2) significant fluctuations in domestic or foreign markets; or (3) occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions. If such Significant Events occur, the Fund may value the instruments at fair value, taking into account such events when it calculates its NAV. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees. In addition, the Fund may also fair value an instrument if trading in a particular instrument is halted and does not resume prior to the closing of the exchange or other market.
&lt/R&gt

8

&ltR&gt
Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, Rafferty compares the market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures.

RULE 12b-1 FEES

The Fund has adopted an Investor Class distribution plan under Rule 12b-1 which allows the Fund to charge up to 0.25% of its average daily net assets to pay service fees for distribution and services provided to Fund shareholders. Because these fees are paid out of the Investor Class assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
&lt/R&gt

HOW TO INVEST IN SHARES OF THE FUND

&ltR&gt
Clients of PSI may invest in the Fund through traditional investment accounts, individual retirement accounts (“IRAs”) (including Roth IRAs), self-directed retirement plans or company sponsored retirement plans. Applications and descriptions of any service fees for retirement or other accounts are available directly from the Potomac Funds. You may invest directly with the Fund or through certain financial intermediaries. Any transaction effected through a financial intermediary may be subject to a processing fee. In addition, the Fund may allow for purchases through an Automatic Investment Plan. Contact Rafferty for further information.
&lt/R&gt

Minimum Investment

The minimum initial and subsequent investments set forth below may be invested in as many of the Potomac Funds as you wish. However, you must invest at least $1,000 in any one of the Potomac Funds. For example, if you decide to invest $10,000 in three of the Potomac Funds, you may allocate your minimum initial investment as $8,000, $1,000 and $1,000.

	Minimum Initial Investment	Subsequent Investment
Regular Accounts	$10,000	$1,000
Retirement Accounts	$10,000	$ 0

Rafferty may waive these minimum requirements at its discretion. Contact Rafferty for further information.

&ltR&gt
Good Form

Good form means that your purchase (whether direct or through a financial intermediary) is complete and contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc); and is accompanied by sufficient purchase proceeds. For a purchase request to be in good form, it must include: (1) the name of the Fund: (2) the dollar amount of shares to be purchased; and (3) your purchase application or investment stub. An Account Application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the Account Application and receives correct payment by check or wire transfer.
&lt/R&gt
9

Purchasing Shares

By Mail:

•	Complete and sign your Account Application.

•	Indicate the Fund and the amount you wish to invest.

•	Mail your check (payable to “Potomac Funds”) along with the completed Account Application to:

Regular Mail	Express/Overnight Mail
Potomac Funds - Investor Class	Potomac Funds- Investor Class
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 1993	Mutual Fund Services - 3rd Floor
Milwaukee, Wisconsin 53201-1993	615 East Michigan Street
Milwaukee, Wisconsin 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

•
The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. In addition, to prevent check fraud, the Fund does not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks, or starter checks for the purchase of shares.

•	All purchases must be made in U.S. dollars through a U.S. bank.

&ltR&gt
•	If your check does not clear, you will be charged a $25.00 fee. In addition, you may responsible for losses sustained by the Fund for any returned payment.
&lt/R&gt

•	You will receive written confirmation by mail, but we do not issue share certificates.

•	The Fund’s transfer agent will verify certain information from investors as part of the Fund’s anti-money laundering program.

&ltR&gt
The USA PATRIOT Act of 2001 requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new Account Application, you will be required to supply your full name, date of birth, social security number and permanent street address to assist in verifying your identity. Mailing addresses containing a P.O. Box will not be accepted. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if they are unable to verify a shareholder’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.
&lt/R&gt

10

If the Fund does not have a reasonable belief of the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within five business days if clarifying information and/or documentation is not received.

By Bank Wire Transfer:

Initial Investment - By Wire

&ltR&gt
If you are making an initial investment in the Fund, before you wire funds, please contact the transfer agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.
&lt/R&gt

For Subsequent Investments - By Wire

&ltR&gt
Before sending your wire, please contact the transfer agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.
&lt/R&gt

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA number 075000022
For credit to U.S. Bancorp Fund Services, LLC
Account Number 112-952-137
For further credit to the Potomac Funds
(Your name)
(Your account number)
(Name of Fund(s) to purchase)--Investor Class

•	Your bank may charge a fee for such services.

&ltR&gt
Through Financial Intermediaries:
&lt/R&gt

•	Select financial intermediaries are authorized to offer Investor Class shares.

•	These financial intermediaries can help you complete the necessary paperwork, mail your Account Application to the Potomac Funds and place your order to purchase Investor Class shares of the Fund.

•
Financial intermediaries are responsible for placing orders promptly with the Fund and forwarding payment promptly, as well as ensuring that you receive copies of the Fund’s Prospectus. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have earlier cut-off times for processing your transaction. For more information about your financial intermediary’s rules and procedures, you should contact your financial intermediary directly.

11

HOW TO EXCHANGE SHARES OF THE FUND

You may exchange Investor Class shares of your current Fund(s) for Investor Class shares of any other Potomac Fund (including Potomac Funds not offered in this Prospectus) without any charges. To make an exchange:

&ltR&gt
•	Write or call the Potomac Fund’s transfer agent or your financial intermediary.
&lt/R&gt

•	Provide your name, account number, which Funds are involved, and the number, percentage or dollar value of shares to be exchanged.

•	The Funds can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.

•	You must exchange at least $1,000 or, if your account value is less than that, your entire account balance will be exchanged.

&ltR&gt
•
You may exchange by telephone unless you declined telephone exchange privileges on your Account Application. If you previously declined telephone exchange privileges and would like to add this option to your account, please contact the Fund at (800) 851-0511 for instructions.

&lt/R&gt

•	You may exchange through the Internet by visiting the Potomac Funds’ website at www.potomacfunds.com and activating your account.

&ltR&gt
HOW TO SELL SHARES OF THE FUND
&lt/R&gt

Generally

•	You may sell all or part of your investment in the Fund at the next determined net asset value after we receive your order.

&ltR&gt
•	You normally will receive proceeds from any sales of shares within seven days from the time the Fund receives your request in good order.

•
For investments that have been made by check, payment on sales requests may be delayed until the Potomac Funds’ transfer agent is reasonably satisfied that the purchase payment has been collected by the Fund, which may require up to 10 calendar days.

•	Your proceeds will be sent via check, wire or electronic funds transfer through the Automated Clearing House (“ACH”) network using the address or bank listed on the transfer agent’s records.

•
Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

•
The Funds also offer a Systematic Withdrawal Plan for shareholders who require periodic payments, such as those from IRAs. For more information on this option, please contact the Funds at (800) 851-0511.

&lt/R&gt
12

By Telephone or By Mail

•	Call or write the Fund (see the address and telephone number above).

&ltR&gt
•
You may sell shares of the Fund by telephone unless you declined telephone redemption privileges on your Account Application. If you previously declined telephone redemption privileges, you may request telephone redemption privileges by sending a written request to the transfer agent with your signature guaranteed. If you have questions, please contact the Fund at (800) 851-0511.

•	IRA accounts are not eligible for telephone redemption privileges.

•	Provide your name, account number, which Fund and the number, percentage or dollar value of shares to sell. The maximum amount that may be redeemed by telephone is $100,000.
&lt/R&gt

By Wire Transfer

•	Call the Potomac Funds.

•	Provide your name, account number, which Fund and the number, percentage or dollar value of shares to sell.

•	You must wire transfer at least $5,000.

•
You will be charged a wire transfer fee of $15.00, which will be deducted from your account balance on dollar specific redemption requests or from the proceeds on share specific requests. This fee is in addition to any fees that may be imposed by your bank.

&ltR&gt
•	Your proceeds will be wired only to the bank listed on the transfer agent’s records.
&lt/R&gt

Through Financial Intermediaries

•	Select financial intermediaries can place your order to sell shares of the Fund.

•	Payment can be directed to your account normally within three business days after a broker or dealer places your order.

ACCOUNT AND TRANSACTION POLICIES

Order Policies

Because the Fund is designed to be used exclusively in managed account programs directed by PSI, the Fund reserves the right to reject any purchase from persons or entities who are not clients of PSI.

&ltR&gt
There are certain times when you may be unable to sell Investor Class shares of the Fund or proceeds may be delayed. This may occur during emergencies, unusual market conditions or when the Fund cannot determine the value of their assets or sell their holdings. The Fund reserves the right to reject any purchase order or suspend offering of their shares. Generally, the Fund may reject a purchase if it is disruptive to the efficient management of the Fund.
&lt/R&gt

13

&ltR&gt
Certain transactions through a financial intermediary may not be deemed in good form if such financial intermediary failed to notify the Fund of such trade or trades before 4:00 p.m. Eastern time. In particular, financial intermediaries that transact in shares of the Fund through Fundserv must, in many cases, notify the Fund of trades before placing them in the Fundserv system. In the event that a financial intermediary transacts in shares of the Fund through the Fundserv system without notifying the Fund of such trades in advance, such transaction may be deemed not to have been received in good form. In practice, this means that a confirmation from a financial intermediary is not binding on the Fund. In the event that a trade is deemed not to have been received in good form, for whatever reason, a purchase, redemption or exchange request may be rejected or canceled and, in the event of a redemption which is cancelled, the Fund shall have the right to a return of proceeds. Cancellation of a trade is processed at the NAV at which the trade was originally received and is ordinarily completed the next business day. Please contact your financial intermediary to determine how it processes transactions in shares of the Fund.
&lt/R&gt

Telephone Transactions

For your protection, the Fund may require some form of personal identification prior to accepting your telephone request such as verification of your social security number, account number or other information. We also may record the conversation for accuracy. During times of unusually high market activity or extreme market changes, you should be aware that it may be difficult to place your request in a timely manner.

Signature Guarantees

&ltR&gt
In certain instances when you sell shares of the Fund, we will need your signature guaranteed. Signature guarantees may be available at your bank, stockbroker or a national securities exchange. A notary public cannot guarantee signatures. Your signature must be guaranteed if:

•	You are changing your account ownership;

•	Your account registration or address has changed in the last 30 days;

•	The proceeds of your sale are mailed to an address other than the one listed with the Fund;

•	The proceeds are payable to a third party;

•	The sale is greater than $100,000;

•	The wire instructions on the account are being added or changed; or

•	There are other unusual situations as determined by the Fund’s transfer agent.
&lt/R&gt

Low Balance Accounts

If your total account balance falls below $10,000 due to withdrawals, then we may sell your shares of the Fund. We will inform you in writing 30 days prior to selling your shares. If you do not bring your total account balance up to $10,000 within 30 days, we may sell your shares and send you the proceeds. We will not sell your shares if your account value falls due to market fluctuations.

14

Redemptions in Kind

The Fund reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

Excessive Trading

The Fund is intended for long-term investors. Short-term “market-timers” who engage in frequent purchases and redemptions may disrupt the Fund’s investment program and create additional transaction costs that are borne by all shareholders. The Board of Trustees has adopted a policy regarding excessive trading. The Fund believes that its investment strategy will not be attractive to short-term “market timers” because the Fund expects to be invested in money market instruments approximately 70% of the time. In addition, the Fund is designed primarily for participants in PSI’s wrap account or other investment programs, in which the Fund’s Subadviser generally initiates transactions in shares of the Fund. As a result, the Fund does not currently impose any trading restrictions or redemption fees on Fund shareholders.

However, the Fund discourages excessive, short-term trading and other abusive trading practices and the Fund may use a variety of techniques to monitor trading activity and detect abusive trading practices. As approved by the Board of Trustees, these techniques may change from time to time as determined by the Fund in its sole discretion.

In an effort to discourage abusive trading practices and minimize harm to the Fund and its shareholders, the Fund reserves the right, in its sole discretion, to identify trading practices as abusive. The Fund further reserves the right to refuse purchase requests from an account that the Fund has identified as having engaged in abusive trading practices or any individuals or groups who, in the Fund’s view, are likely to engage in market timing or excessive trading. In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. In particular, since the Fund receives purchase and sale orders through financial intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading. As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

15

ADDITIONAL INFORMATION

MANAGEMENT OF THE FUND

Rafferty provides investment services to the Fund. Rafferty has been managing mutual funds since June 1997. Rafferty is located at 33 Whitehall Street, 10th Floor, New York, New York 10004.

Under an investment advisory agreement between the Trust and Rafferty, the Fund pays Rafferty fees at an annualized rate of 1.25% of the Fund’s average daily net assets.

&ltR&gt
A discussion regarding the basis on which the Board of Trustees approved the investment advisory agreement is currently available in the Fund’s SAI.

Rafferty has retained PSI to serve as subadviser to the Fund. Rafferty (not the Fund) pays PSI a subadvisory fee at an annualized rate of 0.75% of the Fund’s average daily net assets. PSI is located at 1102 Broadway, #302, Tacoma, Washington 98402. PSI was founded in 1982 and manages in excess of $600 million in client assets. It is expected that the bulk of the assets in the Fund will come from individuals with whom PSI has a contractual relationship pursuant to which PSI provides investment management services for a fee. PSI reduces any amounts due under such contractual relationships by amounts received from Rafferty and the Fund.

PSI will manage the Fund’s assets under the supervision of Rafferty. Under the subadvisory arrangement, PSI will direct the allocation of Fund assets among specific asset categories and/or securities selected by PSI. Rafferty will implement PSI’s decisions by placing brokerage orders for the purchase and sale of those securities.

An investment committee of PSI employees has the day-to-day responsibility for managing the Fund. All members share equal responsibility in managing the Funds and an individual committee member may make decisions regarding the Fund’s investments. The members of the investment committee responsible for managing the Fund are Emanuel Schroeter and David Jajewski.  They assumed the day-to-day management of the fund in December 2005.

Mr. Jajewski joined PSI in 2001 and has been serving as a managing partner and chief operating officer since 2004. As managing partner and chief operating officer, Mr. Jajewski is responsible for all aspects of the day-to-day operations of PSI in addition to his portfolio management responsibilities to the Fund. Prior to becoming a managing partner and chief operating officer, Mr. Jajewski was a senior vice president.  Mr. Jajewski operated his own business as an independent registered representative (broker) from 1987-2001 where he worked with clients to help them define and achieve their financial goals. He began representing PSI in 1991, and in 1995, he helped to create the Variable Products Division.  He holds a degree in economics from Ripon College.

Mr. Schroeter joined PSI in 1997 and has been serving as head trader and chief compliance officer since 1999. In addition to monitoring compliance with state and federal regulations, Mr. Schroetoer, as head trader, is responsible for translating portfolio manager recommendations to actual custodian-specific buy/sell recommendations. He holds a MBA from UCLA and a degree in finance from California State University, Northridge. Mr. Schroeter has a broad investment background which includes brokerage experience since 1987 with such houses as Merrill Lynch, Dean Witter, and Prudential Securities. He is a Chartered Financial Analyst.

The Fund’s SAI provides additional information about the investment committee members’ compensation, other accounts they manage and their ownership of securities in the Fund.
&lt/R&gt

PORTFOLIO HOLDINGS INFORMATION

&ltR&gt
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information. Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Annual and Semi-Annual Reports will be available by contacting the Potomac Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling (800) 851-0511.
&lt/R&gt

16

DISTRIBUTIONS AND TAXES

Distributions

The Fund distributes dividends from its net investment income annually. Net investment income generally consists of interest income and dividends received on investments, less expenses.

The Fund also distributes any realized net capital gains annually. The Fund realizes capital gains mainly from sales of its portfolio assets for a profit. The tax consequences will vary depending on how long the Fund has held the assets. Distributions of net gains on sales of assets held for one year or less are taxed as dividends (that is, ordinary income). Sales of assets held longer than one year (long-term capital gains) are taxed at lower capital gains rates.

&ltR&gt
Dividends and capital gain distributions (collectively, “distributions”) will be reinvested automatically at NAV unless you request otherwise in writing. Normally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested. If you elect to receive distributions from the Fund by check and the post office cannot deliver such check or your check remains uncashed for six months, the Fund reserves the right to reinvest the check in your account at the Fund’s then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.
&lt/R&gt

Taxes

The following table illustrates the potential tax liabilities for taxable accounts:

Type of Transaction	Tax Status*
Dividend (other than qualified dividend income (“QDI”)) distribution	Ordinary income rate
Distribution of QDI (see below)	Long-term capital gains rate
Distribution of net short-term capital gains	Ordinary income rate
Distribution of net long-term capital gains	Long-term capital gains rate
Sale or exchange of Fund shares owned for more than one year	Long-term capital gains or losses
Sale or exchange of Fund shares owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules

____________________
*Tax consequences for tax-deferred retirement accounts or non-taxable shareholders may be different. You should consult your tax specialist for more information about your personal situation.

QDI consists of dividends the Fund receives from most U.S. corporations and “qualified foreign corporations,” provided that the Fund satisfies certain holding period, debt-financing and other requirements regarding the stock on which the dividends were paid. The Fund’s dividends attributable to its “QDI” are subject to the long-term capital gains rate, a maximum federal rate of 15% for shareholders who are individuals and satisfy those restrictions regarding their Fund shares. These special rules generally apply to taxable years beginning before January 1, 2009.

If you are a non-retirement account holder, then each year we will send you a Form 1099 that tells you the amount of Fund distributions you received for the prior calendar year, the tax status of those distributions and a list of reportable sale transactions. Normally, distributions are taxable in the year you receive them. However, any distributions declared in the last three months of the year and paid in January of the following year generally are taxable as if received on December 31 of the year they are declared.

17

&ltR&gt
If you are a non-corporate shareholder of a Fund and do not provide the Fund with your correct taxpayer identification number (normally your social security number), the Fund is required to withhold 28% of all distributions and redemption proceeds otherwise payable to you. If you are otherwise subject to backup withholding, we also are required to withhold and pay to the Internal Revenue Service (“IRS”) 28% of your distributions. Any tax withheld may be applied against your tax liability when you file your tax return.
&lt/R&gt

MASTER/FEEDER STRUCTURE OPTION

The Fund may in the future operate under a master/feeder structure. This means that the Fund would be a “feeder” fund that attempts to meet its objective by investing all its investable assets in a “master” fund with the same investment objective. The “master” fund would purchase securities for investment. It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the Fund. If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for the Fund without seeking shareholder approval. However, the Trustees’ decision will be made only if the investments in the master funds are in the best interests of the Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. You also will receive 30 days notice prior to the implementation of the master/feeder structure.

18

FINANCIAL HIGHLIGHTS

&ltR&gt
The financial highlights table is intended to help you understand the financial performance of the Investor Class shares of the Fund outstanding for the periods indicated. The information for the period shown below was audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, are included in the Annual Report, which is available upon request. Certain information reflects financial results for a single Investor Class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

PSI Calendar Effects Fund
Investor Class
April 6, 2005[1] to
August 31,2005
Per share data:
Net asset value, beginning of period	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.05
Net realized and unrealized gain (loss) on Investments	0.56

Total from investment operations	0.61

Less distributions:
Dividends from net investment income	–
Distributions from realized gains	–

Total distributions	-

Net asset value, end of period	$20.61

Total return[2]	3.05%[2]
Supplemental data and ratios:
Net assets, end of period	$66,818,676
Ratio of net expenses to average net assets:	1.90%[3]
Ratio of net investment income (loss) to average net assets	0.63%[3]
Portfolio turnover rate[5]	500%

[1]	Commencement of operations.
[2]	Not annualized. All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[3]	Annualized.
[4]	Net investment income (loss) per share represents net investment income (loss) dividend by the daily average shares of beneficial interest outstanding throughout period.
[5]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

&lt/R&gt
19

PRIVACY NOTICE

At the Potomac Funds, we are committed to protecting your privacy. To open and service your Potomac accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,
•	Mail, e-mail, the telephone and our website, and
•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.
•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Potomac through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

Not a part of the prospectus.

PN-1

&ltR&gt
MORE INFORMATION ON
THE POTOMAC FUNDS

Statement of Additional Information (“SAI”): The Fund’s SAI contains more information on the Fund and its investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (“SEC”).

Annual and Semi-Annual Reports to Shareholders: The Fund’s reports provide additional information on its investment holdings, performance data and a letter discussing the market conditions and investment strategies that significantly affected the Fund’s performance during that period.

To Obtain the SAI or Fund Reports Free of Charge:

Write to:       Potomac Funds
P.O. Box 1993
Milwaukee, Wisconsin 53201-1993

Call:               (800) 851-0511

By Internet:   www.potomacfunds.com

These documents and other information about the Fund can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 942-8090. Reports and other information about the Fund may be viewed on-screen or downloaded from the EDGAR Database on the SEC’s Internet web site at http://www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Rafferty Capital Markets, LLC, Distributor
59 Hilton Avenue
Garden City, New York 11530

SEC File Number: 811-8243

P R O S P E C T U S December 29, 2005 PSI CALENDAR EFFECTS FUND 33 Whitehall Street, 10th Floor New York, New York 10004 (800) 851-0511
&lt/R&gt

PROSPECTUS

&ltR&gt

&lt/R&gt

POTOMAC DOLLAR BEAR FUND

POTOMAC SHORT REAL ESTATE FUND

POTOMAC COMMODITY BULL FUND

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

INVESTOR CLASS

A significant portion of each Fund’s assets is expected to come from professional money managers and investors who use the Funds as part of “asset allocation” or “market timing” strategies.

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

&ltR&gt
December 29, 2005
&lt/R&gt

&ltR&gt
Potomac Funds

OVERVIEW	1
ABOUT THE FUNDS	2
POTOMAC DOLLAR BEAR FUND	2
POTOMAC SHORT REAL ESTATE FUND	4
POTOMAC COMMODITY BULL FUND	6
PRINCIPAL RISK FACTORS	7
HISTORICAL PERFORMANCE	9
FEES AND EXPENSES OF THE FUNDS	9
ABOUT YOUR INVESTMENT	11
SHARE PRICES OF THE FUNDS	11
RULE 12b 1 FEES	12
HOW TO INVEST IN SHARES OF THE FUNDS	12
HOW TO EXCHANGE SHARES OF THE FUNDS	15
HOW TO SELL SHARES OF THE FUNDS	15
ACCOUNT AND TRANSACTION POLICIES	16
ADDITIONAL INFORMATION	19
MANAGEMENT OF THE FUNDS	19
PORTFOLIO HOLDINGS INFORMATION	19
DISTRIBUTIONS AND TAXES	20
MASTER/FEEDER OPTION	21
FINANCIAL HIGHLIGHTS	22
PRIVACY NOTICE (Not a part of the Prospectus)	PN-1
MORE INFORMATION ON THE POTOMAC FUNDS	BACK COVER

In deciding whether to invest in the funds described herein, you should rely on information in this Prospectus or the Statement of Additional Information (the “SAI”). The Potomac Funds (the “Trust”) has not authorized others to provide additional information. The Trust does not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.
&lt/R&gt
i

OVERVIEW

&ltR&gt
This Prospectus describes the Investor Class shares of the Potomac Dollar Bear Fund (“Dollar Bear Fund”), Potomac Short Real Estate Fund (“Short Real Estate Fund”) and the Potomac Commodity Bull Fund (“Commodity Bull Fund” and, together with the Dollar Bear Fund and the Short Real Estate Fund, the “Funds”) of the Potomac Funds. Rafferty Asset Management, LLC (“Rafferty” or “Adviser”) serves as the Funds’ investment adviser. Each Fund is aggressively managed by the Adviser, which seeks investment opportunities for each Fund to maximize the Fund’s investment returns.

The Dollar Bear Fund seeks capital appreciation by making investments indirectly in foreign currencies in an attempt to profit from a decline in the value of the U.S. dollar. The Short Real Estate Fund seeks capital appreciation by making short investments in real estate-linked securities. The Commodity Bull Fund seeks capital appreciation by investing in commodity-linked derivative instruments, which provide exposure to tangible assets such as oil, metals and agricultural products including livestock.
&lt/R&gt

To achieve their investment objectives, each Fund uses aggressive investment techniques, such as engaging in swaps, futures and options transactions that enable the Adviser to seek leveraged exposure to a Fund’s target investments - meaning exposure greater than would be available in light of a Fund’s net assets without the use of such instruments. The Funds are designed principally for purchase by experienced investors and frequently are utilized by investors who engage in market timing activities or who intend to follow an asset allocation strategy.

There is no assurance that the Funds will achieve their objectives.

1

ABOUT THE FUNDS

POTOMAC DOLLAR BEAR FUND

Fund Objective

&ltR&gt
The Dollar Bear Fund seeks capital appreciation on an annual basis.

The Dollar Bear Fund’s investment objective is not a fundamental policy and may be changed by the Trust’s Board of Trustees without shareholder approval upon a 60-day notice.
&lt/R&gt

Portfolio Investment Strategy

&ltR&gt
The Dollar Bear Fund seeks capital appreciation from a declining U.S. dollar by gaining exposure to foreign currencies. The Dollar Bear Fund may invest directly in foreign currencies or indirectly in currencies through futures or forward contracts and other derivative instruments.

Under normal market conditions, the Dollar Bear Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in a manner designed to profit from a decline in the value of the U.S. dollar. Rafferty will invest the Dollar Bear Fund’s assets in a basket of foreign currencies determined by Rafferty after an analysis of (i) the then current allocations to various currencies by major dollar indexes; (ii) the recent performance of various currencies versus the U.S. dollar; and (iii) Rafferty’s assessment of the likelihood of appreciation for various currencies versus the dollar in light of macro-economic trends. The majority of the Dollar Bear Fund’s assets will be exposed to “hard currencies,” which are currencies of economically and politically stable industrialized nations. However, the Dollar Bear Fund may invest a significant portion of its assets in currencies which do not meet certain of the criteria of hard currencies.

The Dollar Bear Fund may invest in a combination of forward currency contracts and U.S. dollar-denominated money market instruments. A forward currency contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. When combined with an investment in a U.S. dollar-denominated money market instrument, Rafferty attempts to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument.

The derivative instruments in which the Dollar Bear Fund invests have implicit leverage, meaning that the economic exposure of such instruments is a multiple of the collateral the Dollar Bear Fund is required to post. As a consequence, the Dollar Bear Fund may have large cash positions. To earn income on available cash, a large portion or all of the assets of the Dollar Bear Fund may be invested in high quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.
&lt/R&gt

The Dollar Bear Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

2

&ltR&gt
Risk Factors
&lt/R&gt

In addition to the principal risks discussed in the “Principal Risk Factors” section below, the Dollar Bear Fund also is subject to the following risks:

&ltR&gt
Risks of Investing in Foreign Instruments

Indirectly investing in foreign currencies involves greater risks than investing in domestic instruments. As a result, the Dollar Bear Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. These risks can increase the potential for losses in the Dollar Bear Fund and affect its share price.

Risks of Investing in Emerging Markets Instruments

Indirect investments in foreign currencies of emerging markets present a greater risk than investing in foreign instruments in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such instruments and delays and disruption in instrument settlement procedures.

Currency Exchange Rates

Changes in foreign currency exchange rates will affect the value of what the Dollar Bear Fund owns and its share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.
&lt/R&gt

3

POTOMAC SHORT REAL ESTATE FUND

&ltR&gt
Fund Objective

The Short Real Estate Fund seeks capital appreciation on an annual basis.

The Short Real Estate Fund’s investment objective is not a fundamental policy and may be changed by the Trust’s Board of Trustees without shareholder approval upon a 60 day notice.
&lt/R&gt

Portfolio Investment Strategy

&ltR&gt
The Short Real Estate Fund seeks capital appreciation from a decline in the value of the U.S. property market by making short investments, whether directly or indirectly, in securities that would be expected to move in the same direction as real estate values. The Short Real Estate Fund will not invest directly in real estate, but rather will make short investments in securities that have significant exposure to property values, including real estate investment trusts (“REITs”), mortgage companies, homebuilders, construction firms and building materials suppliers, among others. In general, the Short Real Estate Fund will seek to short securities which Rafferty expects will lose value if real estate prices decline (“Real Estate Investments”). In determining the Short Real Estate Fund’s portfolio, Rafferty will (i) seek to construct, based on available research, a portfolio which represents a broad cross-section of Real Estate Investments; and (ii) be modified by Rafferty in light of its opinion about the near-term performance prospects of categories comprising Real Estate Investments. Rafferty’s focus will be on categories of Real Estate Investments rather than individual issuers. For instance, if Rafferty determines that it is appropriate to take short positions in REITs, Rafferty will do so by taking a short position in a basket of REITs rather than individual companies.

The Short Real Estate Fund may also invest in derivative instruments tied to the value of one or more categories of Real Estate Investments.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in a manner designed to profit from a decline in U.S. property values. To earn income on available cash, a large portion or all of the assets of the Short Real Estate Fund may be invested in high quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

The Short Real Estate Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Risk Factors
&lt/R&gt

In addition to the principal risks discussed in the “Principal Risk Factors” section below, the Short Real Estate Fund also is subject to the following risks:

4

&ltR&gt
Risks of Investing in Real Estate Investments

The Short Real Estate Fund will establish short positions in Real Estate Investments. A rise in property prices could adversely affect the share price of the Short Real Estate Fund. Property prices can be affected by, among other things, a change in real estate vacancy rates, rental income and interest rates.

Risk of Shorting Securities

The Short Real Estate Fund may from time to time, establish short positions designed to profit from the decline in the price of particular securities, baskets of securities or indices. In general, when a Fund shorts securities, it borrows the securities from a broker and sells the borrowed securities. The Short Real Estate Fund is obligated to deliver to the broker securities that are identical to the securities sold short and will be subject to the risk of loss, which may be significant, in the event that the market value of the securities sold short plus related transaction costs exceeds the proceeds to the Fund from the short sale. A short sale involves the theoretically unlimited risk of an increase in the market price of the security, basket of securities or index sold short which, except in the case of a short sale “against the box,” would result in a theoretically unlimited loss. As a consequence, the Short Real Estate Fund will lose value if and when the price of particular securities, baskets of securities or indexes rise - a result that is the opposite from traditional mutual funds. The holder of a short position is responsible for paying the dividends and interest accruing on the short position. Because dividends and interest accruing on a short position is an expense to the Short Real Estate Fund, its performance may be adversely impacted by the cost of maintaining its short positions.

Risks of Investing in Small- and Mid- Capitalization Companies

Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Interest Rate Changes

The real estate market is sensitive to changes in interest rates. In general, rising interest rates have a negative impact on real estate value while falling interest rates have a positive impact on real estate. If interest rates decline, the value of real estate could increase, causing losses for the Short Real Estate Fund.
&lt/R&gt
5

POTOMAC COMMODITY BULL FUND

Fund Objective

&ltR&gt
The Commodity Bull Fund seeks capital appreciation on an annual basis.

The Commodity Bull Fund’s investment objective is not a fundamental policy and may be changed by the Trust’s Board of Trustees without shareholder approval upon a 60-day notice.
&lt/R&gt

Portfolio Investment Strategy

&ltR&gt
Under normal circumstances, the Commodity Bull Fund invests in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked notes, in an attempt to gain exposure to the investment returns of the commodities markets without investing directly in physical commodities. Commodities are assets that have tangible properties and include agricultural products, livestock, metals and oil.

Rafferty will invest the Commodity Bull Fund’s assets in various commodity categories - energy, agriculture, industrial metals, livestock and precious metals - determined by Rafferty after an analysis of (i) the then current allocations to various commodities by major indexes; (ii) the recent performance of various commodities; and (iii) Rafferty’s assessment of the likelihood of near-term appreciation for various commodities.

The Commodity Bull Fund will invest indirectly in commodities through instruments that invest in or are a derivative of commodities, including futures contracts, options contracts, swap agreements, options on futures contracts, financial instruments consisting of interests in baskets of equity securities, exchange-traded funds (“ETFs”) and other investment companies. The Commodity Bull Fund typically will seek to gain exposure to the commodity markets by investing in commodity swap agreements. In a typical commodity swap agreement, the Commodity Bull Fund will receive the price appreciation (or depreciation) of a commodity index, a portion of an index, or a single commodity, from the counter-party to the swap agreement in exchange for paying the counter-party an agreed-upon fee.

The derivative instruments in which the Commodity Bull Fund invests have implicit leverage, meaning that the economic exposure of such instruments is a multiple of the collateral the Commodity Bull Fund is required to post. As a consequence, the Commodity Bull Fund may have large cash positions. To earn income on available cash, a large portion or all of the assets of the Commodity Bull Fund may be invested in high quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

The Commodity Bull Fund will, under normal circumstances, invest at least 80% of its net assets (plus any borrowing for investment purposes) in a manner designed to (i) profit from an increase in the value of commodities; and (ii) provide exposure to commodities.
&lt/R&gt

The Commodity Bull Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

6

&ltR&gt
Risk Factors

In addition to the principal risks discussed in the “Principal Risk Factors” section below, the Commodity Bull Fund also is subject to the following risks:

Risks of Investing in Commodities

The Commodity Bull Fund’s investments in commodity-linked derivative instruments may subject it to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Credit Risk

The Commodity Bull Fund may invest in commodity-linked notes issued by banks, broker-dealers or corporations. There is a risk that the issuer may not pay interest when due or repay principal at the maturity of the obligation. Therefore, an investment in the Commodity Bull Fund is subject to a higher risk of loss than an investment in a fund that may not invest in commodity-linked notes.

Interest Rate Changes

Debt instruments have varying levels of sensitivity to changes in interest rates. In general, the price of a debt instrument will fall when interest rates rise and will rise when interest rates fall. Instruments with longer maturities may be more sensitive to interest rate changes. In other words, the longer the maturity of an instrument, the greater the impact a change in interest rates could have on the instrument’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term instruments tend to react to changes in short-term interest rates, and long-term instruments tend to react to changes in long-term interest rates.
&lt/R&gt

PRINCIPAL RISK FACTORS

An investment in any of the Funds entails risks. A Fund could lose money, or its performance could trail that of other investment alternatives. Rafferty cannot guarantee that the Funds will achieve their objectives. In addition, the Funds present some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Funds. These and other risks are described below.

&ltR&gt
Risks of Investing in Derivatives

The Funds may invest in derivatives that attempt to track the price movement of stock indices. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not correctly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the instruments underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.
&lt/R&gt
7

&ltR&gt
Market Timing Activity and High Portfolio Turnover

A significant portion of the Funds’ assets are expected to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Frequent trading could increase the rate of the Funds’ portfolio turnover, which involves correspondingly greater expenses to the Funds, including brokerage commissions or dealer mark-ups/mark-downs and other transaction costs on the sale of instruments and reinvestments in other instruments. Such sales also may result in adverse tax consequences to each Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Funds’ performance. In addition, large movements of assets into and out of the Funds may negatively impact their ability to achieve their investment objective or their desired level of operating expenses. The risks associated with market timing activity and high portfolio turnover will have a negative impact on longer-term investments.

Risks of Aggressive Investment Techniques

The Funds use investment techniques that may be considered aggressive. Risks associated with securities indices, swap agreements and futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed.

Risks of Investing in Other Investment Companies

A Fund may invest in other investment companies, which may, in turn, invest in equities, bonds, and other financial vehicles. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the investment company to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance.

Swap Agreement Risks

Each Fund may enter into swap agreements, which are two-party contracts whereby the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The risks associated with such agreements include the risk that the counter-party to a swap agreement may default. If a counter-party defaults, a Fund’s risk of loss will consist of any payments that the Fund is entitled to receive from the counter-party under the agreement. In addition, a Fund could suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

Leverage Risk

Each Fund may employ leveraged investment techniques. Use of leverage can magnify the effects of changes in the value of the Funds and make them more volatile. The leveraged investment techniques that these Funds employ could cause investors in the Funds to lose more money in adverse environments.
&lt/R&gt

8

&ltR&gt
Risk of Non-Diversification
&lt/R&gt

Each Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Funds are non-diversified, their net asset values and total returns may fluctuate more or fall further in times of weaker markets than a diversified mutual fund.

HISTORICAL PERFORMANCE

&ltR&gt
This Prospectus does not include a bar chart of annual total returns or a performance table of average annual total returns for the Dollar Bear and Short Real Estate Funds because they have not commenced operations prior to the date of this Prospectus. In addition, no performance information is presented for the Commodity Bull Fund because it does not have annual returns for at least one calendar year prior to the date of this Prospectus.
&lt/R&gt

FEES AND EXPENSES OF THE FUNDS

&ltR&gt
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. For the Commodity Bull Fund, the expenses below are based on actual expenses incurred during the fiscal period from February 17, 2005 (commencement of operations) through August 31, 2005. Because the Dollar Bear and Short Real Estate Funds’ shares were not offered prior to the date of this Prospectus, the expenses below reflect estimated expenses expected to be incurred for the fiscal year ending August 31, 2006.

Shareholder Fees(1) (fees paid directly from your investment):

Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (as a % of original purchase price or sales proceeds, whichever is less)	None

Annual Operating Expenses(3) (expenses that are deducted from Fund assets):

	Dollar Bear Fund	Short Real Estate Fund	Commodity Bull Fund
Management Fees	0.95%	0.95%	0.95%

Distribution and/or Service (12b-1) Fees(2)	0.25%	0.25%	0.00%

Other Expenses	0.55%	0.55%	1.05%

Total Annual Fund Operating Expenses	1.75%	1.75%(4)	2.00%

(1)
Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and stop-payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)
The Board of Trustees has authorized the Funds to pay distribution and/or services fees only in an amount equal to the difference between a Fund’s total annual operating expenses and the voluntary limit on total annual operating expenses of 1.75% for each Fund.

(3)
Rafferty Asset Management, LLC has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for Other Expenses through August 31, 2006 to the extent that each Fund’s Total Annual Fund Operating Expenses exceed 1.75% (excluding dividends and interest on short positions and extraordinary expenses). If a Fund’s overall expenses fall below this percentage limitation, then a Fund may reimburse Rafferty within the following three years. Because this is a voluntary expense waiver, Rafferty may change or end the waiver at any time.

&lt/R&gt
9

&ltR&gt
(4)
The Short Real Estate Fund may take short positions in securities as part of its investment strategy. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example

The table below is intended to help you compare the cost of investing in the Investor class shares of the Funds with the cost of investing in other mutual funds. The table shows what you would have paid if you had invested $10,000 in the Funds over the periods shown and then redeemed all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Dollar Bear Fund	$178	$551	N/A	N/A
Short Real Estate Fund	$178	$551	N/A	N/A
Commodity Bull Fund	$203	$627	$1,078	$2,327
&lt/R&gt
10

ABOUT YOUR INVESTMENT

SHARE PRICES OF THE FUNDS

&ltR&gt
A Fund’s share price is known as its net asset value (“NAV”). For the Dollar Bear and the Short Real Estate Funds, the share price is calculated as of the close of regular trading, usually 4:00 p.m. Eastern time, each day the New York Stock Exchange (“NYSE”) is open for business. For the Commodity Bull Fund, the share price is calculated as of the close of regular trading, usually 4:00 p.m. Eastern time, each day the NYSE and the Chicago Mercantile Exchange is open for business. All shareholder transaction orders received in good form by the Fund’s transfer agent or an authorized financial intermediary by 4:00 p.m. Eastern time will be processed at that day’s NAV. Transaction orders received after 4:00 p.m. Eastern time will receive the next business day’s NAV.

Share price is calculated by dividing each Fund’s net assets by its shares outstanding. The Funds use the following methods to price securities held in their portfolios:

•
Equity securities, over-the-counter (“OTC”) securities, ETFs, swap agreements, options, futures and options on futures are valued at their last sales price, or if not available, the average of the last bid and ask prices;

•	Securities primarily traded in the NASDAQ National Market® are valued using the NASDAQ® Official Closing Price (“NOCP”);
&lt/R&gt

•	Short-term debt securities with maturities of 60 days or less are valued using the “amortized” cost method;

•	Other debt securities are valued by using the closing bid and asked prices provided by the Fund’s pricing service or, if such prices are unavailable, by a pricing matrix method; and

&ltR&gt
•
Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of the Adviser does not represent fair value, or the Funds or the Adviser believe the market price is stale will be valued at fair value estimates by the Adviser under the supervision of the Board of Trustees.

Fair Value Pricing

Portfolio securities and other assets are valued chiefly by market prices from the primary market in which they are traded. Securities are priced at a fair value as determined by the Adviser under the supervision of the Board of Trustees, when reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of the Adviser does not represent fair value, the Adviser believes that the market price is stale, or an event that affects the value of an instrument (a “Significant Event”) has occurred since the closing prices were established, but before the time as of which the Funds calculate their NAVs. Examples of Significant Events may include (1) events that relate to a single issuer or to an entire market sector; (2) significant fluctuations in domestic or foreign markets; or (3) occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions. If such Significant Events occur, the Funds may value the instruments at fair value, taking into account such events when it calculates each Fund’s NAV. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees. In addition, the Funds may also fair value an instrument if trading in a particular instrument is halted and does not resume prior to the closing of the exchange or other market.
&lt/R&gt
11

&ltR&gt
Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, Rafferty compares the market quotation to the fair value price to evaluate the effectiveness of the Funds’ fair valuation procedures.
&lt/R&gt

RULE 12b-1 FEES

&ltR&gt
The Funds have adopted an Investor Class distribution plan under Rule 12b-1 which allows each Fund to charge up to 1.00% of its average daily net assets to pay for distribution and services provided to Fund shareholders. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the plan, the annual fees may amount to 1.00% of the Investor Class’ average daily net assets. The Potomac Board of Trustees has authorized each Fund to pay Rule 12b-1 fees only in an amount equal, on an annual basis, to the difference between each Fund’s Total Annual Operating Expenses and the voluntary limit on Total Annual Operating Expenses of 1.75% for each Fund.
&lt/R&gt

HOW TO INVEST IN SHARES OF THE FUNDS

&ltR&gt
You may invest in the Funds through traditional investment accounts, individual retirement accounts (“IRAs”) (including Roth IRAs), self-directed retirement plans or company sponsored retirement plans. Applications and descriptions of any service fees for retirement or other accounts are available directly from the Potomac Funds. You may invest directly with the Funds or through certain financial intermediaries. Any transaction effected through a financial intermediary may be subject to a processing fee. In addition, the Funds may allow for purchases through an Automatic Investment Plan. Contact Rafferty for further information.
&lt/R&gt

Minimum Investment

&ltR&gt
The minimum initial and subsequent investments set forth below may be invested in as many of the Potomac Funds as you wish. However, you must invest at least $1,000 in any one of the Potomac Funds. For example, if you decide to invest $10,000 in three of the Funds, you may allocate your minimum initial investment as $8,000, $1,000 and $1,000.
&lt/R&gt

	Minimum Initial Investment	Subsequent Investment
Regular Accounts	$10,000	$1,000
Retirement Accounts	$10,000	$ 0

&ltR&gt
Rafferty may waive these minimum requirements at its discretion. Contact Rafferty for further information.
&lt/R&gt

12

&ltR&gt
Good Form

Good form means that your purchase (whether direct or through a financial intermediary) is complete and contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc); and is accompanied by sufficient purchase proceeds. For a purchase request to be in good form, it must include (1) the name of the Fund; (2) the dollar amount of shares to be purchased; and (3) your purchase application or investment stub. An Account Application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the Account Application and receives correct payment by check or wire transfer.
&lt/R&gt

Purchasing Shares

By Mail:

•	Complete and sign your Account Application.

&ltR&gt
•	Indicate the Fund and the amount you wish to invest.
&lt/R&gt

•	Mail your check (payable to “Potomac Funds”) along with the completed Account Application to:

&ltR&gt
Regular Mail	Express/Overnight Mail
Potomac Funds - Investor Class	Potomac Funds- Investor Class
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 1993	Mutual Fund Services - 3rd Floor
Milwaukee, Wisconsin 53201-1993	615 East Michigan Street
Milwaukee, Wisconsin 53202
&lt/R&gt

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.

•
The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts of less than $10,000. In addition, to prevent check fraud, the Funds do not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks, or starter checks for the purchase of shares.

•	All purchases must be made in U.S. dollars through a U.S. bank.

&ltR&gt
•	If your check does not clear, you will be charged a $25.00 fee. In addition, you may be responsible for losses sustained by the Funds for any returned payment.
&lt/R&gt

•	You will receive written confirmation by mail, but we do not issue share certificates.

&ltR&gt
•	The Fund’s transfer agent will verify certain information from investors as part of the Fund’s anti-money laundering program.

The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new Account Application, you will be required to supply your full name, date of birth, social security number and permanent street address to assist in verifying your identity. Mailing addresses containing a P.O. Box will not be accepted. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if they are unable to verify a shareholder’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.
&lt/R&gt
13

&ltR&gt
If the Funds do not have a reasonable belief in the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within five business days if clarifying information and/or documentation is not received.
&lt/R&gt

By Bank Wire Transfer:

Initial Investment – By Wire

&ltR&gt
•
If you are making an initial investment in the Funds, before you wire funds, please contact the transfer agent by phone to make arrangements with a telephone service representative to submit your completed Account Application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.

&lt/R&gt

For Subsequent Investments – By Wire

&ltR&gt
Before sending your wire, please contact the transfer agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA number 075000022
For credit to U.S. Bancorp Fund Services, LLC
Account Number 112-952-137
For further credit to the Potomac Funds
(Your name)
(Your account number)
(Name of Fund(s) to purchase)
&lt/R&gt

•	Your bank may charge a fee for such services.

Through Financial Intermediaries:

•	Select financial intermediaries are authorized to offer shares.

•	These financial intermediaries can help you complete the necessary paperwork, mail your Account Application to the Potomac Funds and place your order to purchase shares of the Fund.

&ltR&gt
•
Financial intermediaries are responsible for placing orders promptly with the Funds and forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have earlier cut-off times for processing your transaction. For more information about your financial intermediary’s rules and procedures, you should contact your financial intermediary directly.

&lt/R&gt

14

HOW TO EXCHANGE SHARES OF THE FUNDS

You may exchange Investor Class shares of your current Fund(s) for Investor Class shares of any other Potomac Fund (including Potomac Funds not offered in this Prospectus) without any charges. To make an exchange:

&ltR&gt
•	Write or call the Potomac Funds’ transfer agent.
&lt/R&gt

•	Provide your name, account number, which Funds are involved, and the number, percentage or dollar value of shares to be exchanged.

•	The Funds can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.

•	You must exchange at least $1,000 or, if your account value is less than that, your entire account balance will be exchanged.

&ltR&gt
•
You may exchange by telephone unless you declined telephone exchange privileges on your Account Application. If you previously declined telephone exchange privileges and would like to add this option to your account, please contact the Funds at (800) 851-0511 for instructions.

&lt/R&gt

•	You may exchange through the Internet by visiting the Potomac Funds’ website at www.potomacfunds.com and activating your account.

HOW TO SELL SHARES OF THE FUNDS

Generally
&ltR&gt
•	You may sell all or part of your investment in a Fund at the next determined net asset value after we receive your order.
&lt/R&gt

•	You normally will receive proceeds from any sales of shares within seven days from the time a Fund receives your request in good order.

&ltR&gt
•
For investments that have been made by check, payment on sales requests may be delayed until the Potomac Funds’ transfer agent is reasonably satisfied that the purchase payment has been collected by the Fund, which may require up to 10 calendar days.

•	Your proceeds will be sent via check, wire or electronic funds transfer through the Automated Clearing House (“ACH”) network using the address or bank account listed on the transfer agent’s records.

•
Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

&lt/R&gt
15

&ltR&gt
•
The Funds also offer a Systematic Withdrawal Plan for shareholders who require periodic payments, such as those from IRAs. For more information on this option, please contact the Funds at (800) 851-0511.

&lt/R&gt

By Telephone or By Mail

•	Call or write the Funds (see the address and telephone number above).

&ltR&gt
•
You may sell shares of the Funds by telephone unless you declined telephone privileges on your Account Application. If you previously declined telephone redemption privileges, you may request telephone redemption privileges by sending a written request to the transfer agent with your signature guaranteed. If you have questions, please contact the Funds at (800) 851-0511.

•	IRA accounts are not eligible for telephone redemption privileges.

•	Provide your name, account number, which Fund and the number, percentage or dollar value of shares to sell. The maximum amount that may be redeemed by telephone is $100,000.
&lt/R&gt

By Wire Transfer

•	Call the Potomac Funds.

•	Provide your name, account number, which Fund and the number, percentage or dollar value of shares to sell.

•	You must wire transfer at least $5,000.

•
You will be charged a wire transfer fee of $15.00, which will be deducted from your account balance on dollar specific redemption requests or from the proceeds on share specific requests. This fee is in addition to any fees that may be imposed by your bank.

&ltR&gt
•	Your proceeds will be wired only to the bank listed on the transfer agent’s records.
&lt/R&gt

Through Financial Intermediaries

•	Select financial intermediaries can place your order to sell shares of the Funds.

•	Payment can be directed to your account normally within three business days after a financial intermediary places your order.

ACCOUNT AND TRANSACTION POLICIES

Order Policies

&ltR&gt
There are certain times when you may be unable to sell shares of a Fund or proceeds may be delayed. This may occur during emergencies, unusual market conditions or when a Fund cannot determine the value of its assets or sell its holdings. The Funds reserve the right to reject any purchase order or suspend offering of its shares. Generally, a Fund may reject a purchase if it is disruptive to the efficient management of the Fund.
&lt/R&gt

16

&ltR&gt
Certain transactions through a financial intermediary may not be deemed in good form if such financial intermediary failed to notify the Funds of such trade or trades before 4:00 p.m. Eastern time. In particular, financial intermediaries that transact in shares of the Funds through the Fundserv system must, in many cases, notify the Funds of trades before placing them in the Fundserv system. In the event that a financial intermediary transacts in shares of the Funds through the Fundserv system without notifying the Funds of such trades in advance, such transaction may be deemed not to have been received in good order. In practice, this means that a confirmation from such a financial intermediary is not binding on the Funds. In the event that a trade is deemed not to have been received in good form, for whatever reason, a purchase, redemption or exchange request may be rejected or canceled and, in the event of a redemption which is canceled, the Funds shall have the right to a return of proceeds. Cancellation of a trade is processed at the NAV at which the trade was originally received and is ordinarily completed the next business day. Please contact your financial intermediary to determine how it processes transactions in shares of the Funds.
&lt/R&gt

Telephone Transactions

For your protection, the Funds may require some form of personal identification prior to accepting your telephone request such as verification of your social security number, account number or other information. We also may record the conversation for accuracy. During times of unusually high market activity or extreme market changes, you should be aware that it may be difficult to place your request in a timely manner.

Signature Guarantees

&ltR&gt
In certain instances when you sell shares of the Funds, we will need your signature guaranteed. Signature guarantees may be available at your bank, stockbroker or a national securities exchange. A notary public cannot guarantee a signature. Your signature must be guaranteed if:

•	You are changing your account ownership;

•	Your account registration or address has changed in the last 30 days;

•	The proceeds of your sale are mailed to an address other than the one listed with a Fund;

•	The proceeds are payable to a third party;

•	The sale is greater than $100,000;

•	The wire instructions on the account are being added or changed; or

•	There are other unusual situations as determined by the Funds’ transfer agent.
&lt/R&gt

Low Balance Accounts

&ltR&gt
If your total account balance falls below $10,000 due to withdrawals, then we may sell your shares of the Potomac Funds. We will inform you in writing 30 days prior to selling your shares. If you do not bring your total account balance up to $10,000 within 30 days, we may sell your shares and send you the proceeds. We will not sell your shares if your account value falls due to market fluctuations.
&lt/R&gt

Redemption in Kind

&ltR&gt
The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio. It is not expected that the Funds would do so except in unusual circumstances. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.
&lt/R&gt

17

Short-Term Trading

&ltR&gt
Unlike many other Potomac Funds, the Funds are not strictly intended for long-term investors. As noted previously in the Prospectus, the Funds anticipate that a significant portion of their assets will come from professional money managers and investors who use the Funds as part of their “asset allocation” and/or “market timing” investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which entails certain risks and costs to longer-term investors. Frequent trading could increase the rate of the Funds’ portfolio turnover, which involves correspondingly greater expenses to the Funds, including brokerage commissions or dealer mark-ups/mark-downs and other transaction costs on the sale of securities and reinvestments in other securities. As a result, the Funds do not currently impose any trading restrictions on Fund shareholders nor actively monitor for trading abuses. However, the Funds reserve the right to reject any purchase orders or suspend the offering of Fund shares. The Funds’ Board of Trustees has approved the short-term trading policy of the Funds.
&lt/R&gt

18

ADDITIONAL INFORMATION

MANAGEMENT OF THE FUNDS

&ltR&gt
Rafferty Asset Management, LLC (“Rafferty”) provides investment services to the Funds. Rafferty has been managing mutual funds since June 1997. Rafferty is located at 33 Whitehall Street, 10th Floor, New York, New York 10004.
&lt/R&gt

Under an investment advisory agreement between the Potomac Funds and Rafferty, the Funds pay Rafferty fees at an annualized rate of 0.95% of each Fund’s average daily net assets.

&ltR&gt
A discussion regarding the basis on which the Board of Trustees approved the investment advisory agreement is currently available in the Fund’s SAI.

An investment committee of Rafferty employees has the day-to-day responsibility for managing the assets of each of the three Funds. All members share equal responsibility in managing the Funds and an individual committee member may make decisions regarding a Fund’s investments. The members of the investment committee responsible for managing the Funds are Sean Smyth, Ryan King, Brendan Murray, and Paul Brigandi.

Mr. Smyth joined Rafferty in April 2005 and is the Lead Portfolio Manager. Mr. Smyth was a portfolio manager for Gartmore Global Investments in Conshohocken, Pennsylvania from January 2000 until March 2005.

Mr. King is a Portfolio Manager and has held this position with Rafferty since 2004. Prior to joining Rafferty, Mr. King was a Fund Administrator for State Street Bank and Deutsche Bank from 1998 to 2004.

Mr. Murray is Portfolio Manager and joined Rafferty in February 2005. Mr. Murray previously served as an Equity Sales Trader, Operations Supervisor, and Operations Analyst for Mellon Investor Services from November 1999 through January 2005.

Mr. Brigandi has been a Portfolio Manager at Rafferty since June 2004. Mr. Brigandi was previously involved in the equity trading training program for Fleet Boston Financial Corporation from August 2002 to April 2004. Mr. Brigandi is a 2002 graduate of Fordham University.

The Funds’ SAI provides additional information about the investment committee members’ compensation, other accounts they manage and their ownership of securities in the Funds.
&lt/R&gt

PORTFOLIO HOLDINGS INFORMATION

&ltR&gt
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information. Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Annual and Semi-Annual Reports will be available by contacting the Potomac Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling (800) 851-0511.
&lt/R&gt

19

DISTRIBUTIONS AND TAXES

Distributions

&ltR&gt
Each Fund distributes dividends from its net investment income at least annually. Net investment income generally consists of interest income and dividends received on investments, less expenses.

Each Fund also distributes any realized net capital gains at least annually. A Fund realizes capital gains mainly from sales of its portfolio assets for a profit. The tax consequences will vary depending on how long a Fund has held the assets. Distributions of net gains on sales of assets held for one year or less are taxed as dividends (that is, ordinary income). Sales of assets held longer than one year (long-term capital gains) are taxed at lower capital gains rates.

Dividends and capital gain distributions (collectively, “distributions”) will be reinvested automatically at the NAV unless you request otherwise in writing. Normally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested. If you elect to receive distributions from a Fund by check and the post office cannot deliver such check or your check remains uncashed for six months, the Funds reserve the right to reinvest the check in your account at the applicable Fund’s then current NAV per share and to reinvest all subsequent distributions in shares of that Fund until an updated address is received.
&lt/R&gt

Taxes

The following table illustrates the potential tax liabilities for taxable accounts:

Type of Transaction	Tax Status*
Dividend (other than qualified dividend income (“QDI”)) distribution	Ordinary income rate
Distribution of QDI (see below)	Long-term capital gains rate
Distribution of net short-term capital gains	Ordinary income rate
Distribution of net long-term capital gains	Long-term capital gains rate
Sale or exchange of Fund shares owned for more than one year	Long-term capital gains or losses
Sale or exchange of Fund shares owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules
___________
*	Tax consequences for tax-deferred retirement accounts or non-taxable shareholders may be different. You should consult your tax specialist for more information about your personal situation.

QDI consists of dividends a Fund receives from most U.S. corporations and “qualified foreign corporations,” provided that the Fund satisfies certain holding period, debt-financing and other requirements regarding the stock on which the dividends were paid. A Fund’s dividends attributable to its “QDI” are subject to the long-term capital gains rate, a maximum federal rate of 15% for shareholders who are individuals and satisfy those restrictions regarding their Fund shares. These special rules generally apply to taxable years beginning before January 1, 2009.

If you are a non-retirement account shareholder of a Fund, then each year we will send you a Form 1099 that tells you the amount of Fund distributions you received for the prior calendar year, the tax status of those distributions and a list of reportable sale transactions. Normally, distributions are taxable in the year you receive them. However, any distributions declared in the last three months of the year and paid in January of the following year generally are taxable as if received on December 31 of the year they are declared.

20

&ltR&gt
If you are a non-corporate shareholder of a Fund and do not provide the Fund with your correct taxpayer identification number (normally your social security number), the Fund is required to withhold 28% of all distributions and redemption proceeds otherwise payable to you for the Funds. If you are otherwise subject to backup withholding, we also are required to withhold and pay to the Internal Revenue Service (“IRS”) 28% of your distributions for the Funds. Any tax withheld may be applied against your tax liability when you file your tax return.
&lt/R&gt

MASTER/FEEDER OPTION

The Funds may in the future operate under a master/feeder structure. This means that the Funds would be a “feeder” fund that attempts to meet its objective by investing all its investable assets in a “master” fund with the same investment objective. The “master” fund would purchase securities for investment. It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the Funds. If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for the Funds without seeking shareholder approval. However, the Trustees’ decision will be made only if the investments in the master funds are in the best interests of each Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. You also will receive 30 days notice prior to the implementation of the master/feeder structure.

21

&ltR&gt
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Investor Class shares of the Commodity Bull Fund outstanding for the period indicated. No financial information is available for the Dollar Bear and Short Real Estate Funds because they had not commenced operations as of the date of this Prospectus. The information for the Commodity Bull Fund for the period shown below was audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, are included in the Annual Report, which is available upon request. Certain information reflects financial results for a single Investor Class share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Commodity Bull Fund
Investor Class
February17, 2005[1] to
August 31,2005
Per share data:
Net asset value, beginning of period	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.16
Net realized and unrealized gain (loss) on Investments[6]	4.87

Total from investment operations	5.03

Less distributions:
Dividends from net investment income	-
Distributions from realized gains	-

Total distributions	-

Net asset value, end of period	$25.03

Total return[7]	25.15%[2]
Supplemental data and ratios:
Net assets, end of period	$35,090,387
Ratio of net expenses to average net assets:
Before expense waiver	2.00%[3]
After expense waiver	1.75%[3]
Ratio of net investment income (loss) to average net assets:
Before expense waiver	1.12%[3]
After expense waiver	1.37%[3]
Portfolio turnover rate[5]	0%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	Net investment income (loss) per share represents net investment income (loss) dividend by the daily average shares of beneficial interest outstanding throughout period.
[5]
Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
[7]	All returns reflect reinvested dividends but do not reflect the impact of taxes.
&lt/R&gt
22

PRIVACY NOTICE

At the Potomac Funds, we are committed to protecting your privacy. To open and service your Potomac accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,
•	Mail, e-mail, the telephone and our website, and
•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.
•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account, we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Potomac through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

Not a part of the prospectus.

PN-1

&ltR&gt
MORE INFORMATION ON
THE POTOMAC FUNDS

Statement of Additional Information (“SAI”): The Funds’ SAI contains more information on the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (“SEC”).

Annual and Semi-Annual Reports to Shareholders: The Funds’ reports provide additional information on their investment holdings, performance data and a letter discussing the market conditions and investment strategies that significantly affected the Funds’ performance during that period.

To Obtain the SAI or Fund Reports free of charge:

Write to:        Potomac Funds
                                P.O. Box 1993
Milwaukee, Wisconsin 53201-1993
Call:                (800) 851-0511

By Internet:   www.potomacfunds.com

These documents and other information about the Funds can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 942-8090. Reports and other information about the Fund may be viewed on-screen or downloaded from the EDGAR Database on the SEC’s Internet web site at http://www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Rafferty Capital Markets, LLC, Distributor
59 Hilton Avenue
Garden City, New York 11530

SEC File Number: 811-8243

P R O S P E C T U S

December 29, 2005

Potomac Dollar Bear Fund

Potomac Short Real Estate Fund

Potomac Commodity Bull Fund

Investor Class

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

&lt/R&gt

PROSPECTUS

THE POTOMAC FUNDS

EVOLUTION MANAGED BOND FUND

&ltR&gt
EVOLUTION ALL-CAP EQUITY FUND
(formerly the Evolution Managed Equity Fund)
&lt/R&gt

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

ADVISOR CLASS

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

&ltR&gt
December 29, 2005
&lt/R&gt

&ltR&gt
Potomac Evolution Funds

OVERVIEW	1
ABOUT THE FUNDS	2
EVOLUTION MANAGED BOND FUND	2
EVOLUTION ALL-CAP EQUITY FUND	4
PRINCIPAL RISK FACTORS	6
HISTORICAL PERFORMANCE	8
FEES AND EXPENSES OF THE FUNDS	8
ABOUT YOUR INVESTMENT	10
SHARE PRICES OF THE FUNDS	10
RULE 12b-1 FEES	11
HOW TO INVEST IN ADVISOR CLASS SHARES OF THE FUNDS	11
HOW TO EXCHANGE SHARES OF THE FUNDS	14
HOW TO SELL ADVISOR CLASS SHARES OF THE FUNDS	15
ACCOUNT AND TRANSACTION POLICIES	16
ADDITIONAL INFORMATION	19
MANAGEMENT OF THE FUNDS	19
PORTFOLIO HOLDINGS INFORMATION	19
DISTRIBUTIONS AND TAXES	20
MASTER/FEEDER OPTION	21
FINANCIAL HIGHLIGHTS	22
PRIVACY NOTICE (Not a part of the prospectus)	PN-1
MORE INFORMATION ON THE POTOMAC FUNDS	BACK COVER
&lt/R&gt

In deciding whether to invest in the funds described herein, you should rely on information in this Prospectus or the Statement of Additional Information (the “SAI”). The Potomac Funds (the “Trust”) has not authorized others to provide additional information. The Trust does not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.

i

OVERVIEW

&ltR&gt
This Prospectus describes the Advisor Class shares of the Evolution Managed Bond Fund (the “Managed Bond Fund”) and the Evolution All-Cap Equity Fund (formerly the Evolution Managed Equity Fund) (the “All-Cap Equity Fund” and, together with the Managed Bond Fund, the “Funds”) of the Potomac Funds. The Funds currently are offered through investment advisors, banks, trust companies or other authorized representatives (“Financial Advisor”). Rafferty Asset Management, LLC (“Rafferty”or “Adviser”) serves as the Fund’s investment adviser and Flexible Plan Investments, Ltd. (“FPI” or “Subadviser”) serves as the Funds’ subadviser. (Collectively, Rafferty and FPI are referred to herein as “Advisers” in certain circumstances.)
&lt/R&gt

“Evolution” in the Funds’ names refers to the dynamic asset allocation strategy employed by the Subadviser in managing each Fund’s assets. The Subadviser selects the investment opportunities it believes will have the best performance and holds them until it believes another opportunity has greater potential.

&ltR&gt
The Funds seek the highest appreciation on an annual basis consistent with a high tolerance for risk. Each Fund is aggressively managed by the Subadviser. The Subadviser seeks investment opportunities for each Fund that maximizes each Fund’s investment returns. The Managed Bond Fund will invest primarily in fixed-income securities indirectly through exchange-traded funds (“ETFs”), closed end investment companies and derivative securities. The All-Cap Equity Fund will invest primarily in equity securities, both directly and indirectly through other investment vehicles, including American Depositary Receipts (“ADRs”), ETFs, closed end investment companies and derivative securities. The Subadviser creates a universe of securities “baskets” and, based on the weekly performance of each basket, decides in which baskets the Funds may invest. The Subadviser monitors the performance of each individual basket and, by ranking each basket’s weekly total return performance, selects the baskets that will comprise a Fund’s portfolio. Rafferty positions each Fund’s assets in accordance with FPI’s recommendations.
&lt/R&gt

A Fund’s investment strategy may result in the investment of a large portion or all of the assets of the Fund in cash or cash equivalents at any given time to provide security of principal, current income and liquidity.

There is no assurance that the Funds will achieve their objectives.

1

ABOUT THE FUNDS

EVOLUTION MANAGED BOND FUND

Fund Objective

The Evolution Managed Bond Fund seeks the highest appreciation on an annual basis consistent with a high tolerance for risk.

&ltR&gt
The Managed Bond Fund’s investment objective is not a fundamental policy and may be changed by the Trust’s Board of Trustees without shareholder approval upon a 60-day notice.
&lt/R&gt

Portfolio Investment Strategy

&ltR&gt
The Managed Bond Fund is aggressively managed by the Subadviser. The Managed Bond Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in fixed-income securities indirectly through securities that invest in or are a derivative of fixed-income securities, including ETFs and closed end investment companies (collectively, “fixed-income securities”). To a limited extent, the Managed Bond Fund may invest directly in fixed-income securities. The underlying fixed-income securities in which the Managed Bond Fund seeks to gain exposure include:
&lt/R&gt

•	U.S. treasury bonds and notes;
•	U.S. government-sponsored enterprises, such as Fannie Mae and Freddie Mac;
•	U.S. dollar-denominated corporate obligations;
•	Mortgage and asset-backed securities;
•	Corporate bonds and notes and asset-backed securities;
•	Zero coupon bonds;
•	Commercial paper and other money market instruments;
•
Fixed-income securities issued by foreign governments and companies that are denominated in U.S. dollars or foreign currencies, some of which may be issued by governments in emerging market countries; and

•	High-yield (“junk”) bonds.

&ltR&gt
The Managed Bond Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

The Subadviser analyzes the overall investment opportunities of various fixed-income securities and market sectors to determine how to position the Managed Bond Fund’s portfolio. The Subadviser may position the Managed Bond Fund’s portfolio to seek exposure to a variety of credit categories, which could range from government securities to junk bonds. The Managed Bond Fund is not limited in its exposure to junk bonds, which may include bonds in the lowest credit rating category. In addition, the Managed Bond Fund invests in fixed-income securities without any restriction on maturity. The Subadviser also may invest up to 50% of the Managed Bond Fund’s assets in short positions in fixed-income securities.
&lt/R&gt
2

&ltR&gt
In conducting its analysis, the Subadviser creates from the universe of fixed-income securities various “baskets” of securities that are defined by differences in creditworthiness and duration to maturity. The Subadviser evaluates and ranks the short-term performance of each basket and usually invests the Managed Bond Fund’s assets in the top performing baskets as well as baskets deemed “turnaround” candidates. Turnaround candidates are baskets that have fallen to the bottom of the rankings, remained there for a sufficient period of time and rallied with significant upside momentum.

The Subadviser typically assigns each basket in which it invests a minimum holding period, though a basket’s actual holding period will depend on its performance ranking and likely will be longer than the assigned holding period. By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the Managed Bond Fund.
&lt/R&gt

The Subadviser generally evaluates all baskets based on rankings weekly. However, in order to minimize the impact and costs associated with trading, the Subadviser may rank the various baskets on a daily basis.

The Subadviser’s investment strategy attempts to respond to the performance of each basket rather than the performance of a market index or technical indicators. This strategy is neither predictive nor based on a group of top-down economic indicators, like market-timing approaches.

&ltR&gt
The Subadviser also will create and rank a basket representing cash and/or cash equivalents (“cash basket”). As part of its investment strategy, the Subadviser may invest the Managed Bond Fund’s assets in such a basket. The Subadviser anticipates that the higher the cash basket is ranked as compared to the fixed-income securities baskets, the more assets the Managed Bond Fund will invest in the cash basket. As a result, up to 100% of the Managed Bond Fund’s assets may be invested in cash or cash equivalents at any given time. To earn income on available cash, a large portion or all of the assets of the Managed Bond Fund may be invested in high-quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.
&lt/R&gt

Risk Factors

In addition to the principal risks discussed in the “Principal Risk Factors” section below, the Managed Bond Fund also is subject to the following risks:

Credit Risk and Lower-Quality Debt Securities:

&ltR&gt
The Managed Bond Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations. The Managed Bond Fund may invest a portion of its assets in securities rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Managed Bond Fund’s performance may vary significantly as a result. Therefore, an investment in the Managed Bond Fund is subject to a higher risk of loss of principal than an investment in a fund that may not invest in lower-rated securities.
&lt/R&gt

Interest Rate Changes:

Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security will fall when interest rates rise and will rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

3

Prepayment Risk and Risk of Mortgage-Backed Securities:

&ltR&gt
Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, the Managed Bond Fund may have to reinvest its assets in mortgage securities or other debt securities that have lower yields.
&lt/R&gt

Risk of Asset-Backed Securities:

&ltR&gt
Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Managed Bond Fund’s asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

EVOLUTION ALL-CAP EQUITY FUND
&lt/R&gt

Fund Objective

&ltR&gt
The Evolution All-Cap Equity Fund (formerly the Evolution Managed Equity Fund) seeks the highest appreciation on an annual basis consistent with a high tolerance for risk.

The All-Cap Equity Fund’s investment objective is not a fundamental policy and may be changed by the Trust’s Board of Trustees without shareholder approval upon a 60-day notice.
&lt/R&gt

Portfolio Investment Strategy

&ltR&gt
The All-Cap Equity Fund is aggressively managed by the Subadviser. The All-Cap Equity Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities either directly through individual stocks and ADRs or indirectly through securities that invest in or are a derivative of equity securities. Equity securities include common stocks, ETFs and closed end investment companies. The All-Cap Equity Fund also may invest in futures, options and swaps. The All-Cap Equity Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. The All-Cap Equity Fund invests in equity securities of any market capitalization, investment style, market sector or industry. The All-Cap Equity Fund seeks exposure to international issuers and there is no limit on the amount of its assets that may be invested in international securities.  The Subadviser also may invest up to 50% of the All-Cap Equity Fund’s assets in short positions in equity securities.
&lt/R&gt

4

&ltR&gt
The Subadviser analyzes the overall investment opportunities of various equity securities and market sectors to determine how to position the All-Cap Equity Fund’s portfolio. In conducting its analysis, the Subadviser creates baskets of equity securities each of which is defined by a common set of criteria. For instance, the securities in a domestic equity securities basket typically will represent one of six “style boxes” - Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Small Cap Value and Small Cap Growth. The style boxes may be further delineated to represent fundamental and technical stock selection methodologies. For example, there may be a basket of stocks with low price-to-earnings ratios for each of the six style boxes, and another set of six boxes containing high-yield stocks, and so on. The universe of equity securities will be drawn from the three main Standard & Poor’s (“S&P®”) indexes - S&P 500® Index, S&P 400 MidCap Index and S&P 600 SmallCap Index, together with international equity securities baskets, typically consisting of ETFs, ADRs and other closed end investment companies, grouped by region.

The Subadviser evaluates and ranks the short-term total return performance of each basket and usually invests the All-Cap Equity Fund’s assets in the top-performing baskets as well as baskets deemed “turnaround” candidates. Turnaround candidates are baskets that have fallen to the bottom of the rankings, have remained there for a sufficient period of time and have rallied with significant upside momentum.

The Subadviser typically assigns each basket in which it invests a minimum holding period, though a basket’s actual holding period will depend on its performance ranking and likely will be longer than the assigned holding period. By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the All-Cap Equity Fund.
&lt/R&gt

The Subadviser generally evaluates all baskets based on rankings weekly. However, in order to minimize the impact and costs associated with trading, the Subadviser may rank the various baskets on a daily basis.

The Subadviser’s investment strategy attempts to respond to the performance of each basket rather than the performance of a market index or technical indicators. This strategy is neither predictive nor based on a group of top-down economic indicators, like market-timing approaches.

&ltR&gt
The Subadviser also will create and rank a basket representing cash and/or cash equivalents (“cash basket”). As part of its investment strategy, the Subadviser may invest the All-Cap Equity Fund’s assets in such a basket. The Subadviser anticipates that the higher the cash basket is ranked as compared to the equity securities baskets, the more assets the All-Cap Equity Fund will invest in the cash basket. As a result, up to 100% of the All-Cap Equity Fund’s assets may be invested in cash or cash equivalents at any given time. To earn income on available cash, a large portion or all of the assets of the All-Cap Equity Fund may be invested in high-quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.
&lt/R&gt

Risk Factors

&ltR&gt
In addition to the principal risks discussed in the “Principal Risks Factors” section below, the All-Cap Equity Fund also is subject to the following risks:
&lt/R&gt

5

Risks of Investing in Equity Securities:

&ltR&gt
The All-Cap Equity Fund may invest in publicly issued equity securities, including common stocks. Investments in common stocks are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of common stocks in which the All-Cap Equity Fund invests will cause the net asset value of the Fund to fluctuate.
&lt/R&gt

Risks of Investing in Small Capitalization Companies:

Investing in the securities of small capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.

Risks of Investing in Foreign Securities:

&ltR&gt
Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the All-Cap Equity Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.
&lt/R&gt

PRINCIPAL RISK FACTORS

An investment in a Fund entails risks. A Fund could lose money, or its performance could trail that of other investment alternatives. Neither FPI nor Rafferty can guarantee that the Funds will achieve their objectives. In addition, the Funds present some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Funds. These and other risks are described below.

Risks of the Subadviser’s Investment Strategy:

While the Subadviser seeks to take advantage of investment opportunities for a Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit a Fund. The Subadviser will aggressively change a Fund’s portfolio in response to market conditions that are unpredictable and may expose a Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable a Fund to achieve its investment objectives of capital appreciation.

Risks of Aggressive Investment Techniques:

&ltR&gt
The Funds use investment techniques that may be considered aggressive. Risks associated with securities indices, swap agreements and futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.
&lt/R&gt

6

High Portfolio Turnover:

A Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

&ltR&gt
Risks of Investing in ETFs and Closed End Investment Companies:

An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. ETFs and closed end investment companies are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF and closed end investment company shares potentially may trade at a discount or a premium in market price if there is a limited market in such shares. Investments in ETFs and closed end investment companies are subject to brokerage and other trading costs as the Advisers trade in and out of a fund, which could result in greater expenses to a Fund. They also are subject to investment advisory and other expenses, which the Fund would directly bear. Finally, because the value of ETF and closed end investment company shares depends on the demand in the market, the Advisers may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting a Fund’s performance.
&lt/R&gt

Swap Agreement Risks:

Each Fund may enter into swap agreements, which are two-party contracts whereby the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The risks associated with such agreements include the risk that the counter-party to a swap agreement may default. If a counter-party defaults, a Fund’s risk of loss will consist of any payments that the Fund is entitled to receive from the counter-party under the agreement. In addition, a Fund could suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

Risks of Shorting Securities:

&ltR&gt
The Funds may from time to time, establish short positions designed to profit from the decline in the price of particular securities, baskets of securities or indices. In general, when a Fund shorts securities, it borrows the securities from a broker and sells the borrowed securities. The Fund is obligated to deliver to the broker securities that are identified to the securities sold short and will be subject to the risk of loss, which may be significant, in the event that the market value of the securities sold short plus related transaction costs exceeds the proceeds to the Fund from the short sale. A short sale involves the theoretically unlimited risk of an increase in the market price of the security, basket of securities or index sold short which, except in the case of a short sale “against the box,” would result in a theoretically unlimited loss. As a consequence, the Funds will lose value if and when the price of particular securities, baskets of securities or indexes rise - a result that is the opposite from traditional mutual funds. The holder of a short position is responsible for paying the dividends and interest accruing on the short position. Because dividends and interest accruing on a short position is an expense to a Fund, the performance of a Fund may be adversely impacted by the cost of maintaining its short positions.
&lt/R&gt

7

Risks of Investing in Derivatives:

The Funds may invest in instruments that attempt to track the price movement of stock indices. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not correctly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Risks of Non-Diversification:

Each Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Funds are non-diversified, their net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

HISTORICAL PERFORMANCE

No performance information is presented for the Funds because they do not have annual returns for at least one calendar year prior to the date of this Prospectus.

FEES AND EXPENSES OF THE FUNDS

&ltR&gt
The tables below describe the fees and expenses that you may pay if you buy and hold Advisor Class shares of the Funds. Because the Funds’ Advisor Class shares were not offered prior to date of this Prospectus, the other expenses below reflect estimated expenses expected to be incurred for the fiscal year ending August 31, 2006.
&lt/R&gt

Shareholder Fees(1) (fees paid directly from your investment):

Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (as a % of original purchase price or sales proceeds, whichever is less)	None

Annual Operating Expenses(2) (expenses that are deducted from Fund assets):

&ltR&gt
	Advisor Class Evolution Managed Bond Fund	Advisor Class Evolution All-Cap Equity Fund
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%
Other Expenses	0.48%	0.45%
Total Annual Fund Operating Expenses(3)	2.48%	2.45%
&lt/R&gt

(1)
Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and stop-payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

&ltR&gt
(2)
Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for Other Expenses through August 31, 2006 to the extent that each Fund’s Total Annual Fund Operating Expenses exceed 2.75% (excluding dividends and interest on short positions and extraordinary expenses) for its Advisor Class Shares. If a Fund’s overall expenses fall below this percentage limitation, then a Fund may reimburse Rafferty within the following three years. Because this is a voluntary expense waiver, Rafferty may change or end the waiver at any time.

&lt/R&gt

(3)
Each Fund may take short positions in securities as part of its investment strategy. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

8

Expense Example

The table below is intended to help you compare the cost of investing in Advisor Class shares of the Funds with the cost of investing in other mutual funds. The table shows what you would have paid if you invested $10,000 in Advisor Class shares of the Funds over the periods shown and then redeemed all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

&ltR&gt
	1 Year	3 Years
Evolution Managed Bond Fund	$251	$773
Evolution All-Cap Equity Fund	$248	$764
&lt/R&gt

9

ABOUT YOUR INVESTMENT

SHARE PRICES OF THE FUNDS

&ltR&gt
A Fund’s share price is known as its net asset value (“NAV”). Each Fund’s Advisor Class share price is calculated after the close of regular trading, usually as of 4:00 p.m. Eastern time, each day the New York Stock Exchange (“NYSE”) is open for business. All shareholder transaction orders received in good form by the Funds’ transfer agent or an authorized financial intermediary by 4:00 p.m. Eastern time will be processed at that day’s NAV. Transaction orders received after 4:00 p.m. Eastern time will receive the next business day’s NAV.
&lt/R&gt

Share price is calculated by dividing each Fund’s net assets by its shares outstanding. The Funds use the following methods to price securities held in their portfolios:

&ltR&gt
•
Equity securities, over-the-counter (“OTC”) securities, ETFs, closed end investment companies, swap agreements, options, futures and options on futures are valued at their last sales price, or if not available, the average of the last bid and ask prices;

•	Securities primarily traded in the NASDAQ National Market® are valued using the NASDAQ® Official Closing Price (“NOCP”);
&lt/R&gt

•	Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the “amortized” cost method;

•	Other debt securities are valued by using the closing bid and asked prices provided by the Funds’ pricing service or, if such prices are unavailable, by a pricing matrix method; and

•
Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of the Adviser does not represent fair value, or the Funds or the Adviser believe the market price is stale will be valued at fair value estimates by the Adviser under the supervision of the Board of Trustees.

Fair Value Pricing

&ltR&gt
Portfolio securities and other assets are valued chiefly by market prices from the primary market in which they are traded. Securities are priced at a fair value as determined by the Adviser under the supervision of the Board of Trustees, when reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of the Adviser does not represent fair value, the Adviser believes that the market price is stale, or an event that affects the value of an instrument (a “Significant Event”) has occurred since the closing prices were established, but before the time as of which the Funds calculate their NAVs. Examples of Significant Events may include (1) events that relate to a single issuer or to an entire market sector; (2) significant fluctuations in domestic or foreign markets; or (3) occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions. If such Significant Events occur, the Funds may value the instruments at fair value, taking into account such events when it calculates each Fund’s NAV. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees. In addition, the Funds may also fair value an instrument if trading in a particular instrument is halted and does not resume prior to the closing of the exchange or other market.
&lt/R&gt

10

&ltR&gt
Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, Rafferty compares the market quotation to the fair value price to evaluate the effectiveness of the Funds’ fair valuation procedures.
&lt/R&gt

RULE 12b-1 FEES

The Funds have adopted an Advisor Class distribution plan under Rule 12b-1 which allows each Fund to charge up to 1.00% of that Fund’s average Advisor Class daily net assets to pay for distribution and services provided to Fund shareholders. Because these fees are paid out of the Funds’ Advisor Class assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the plan, the fees may amount to up to 1.00% of the Advisor Class’ average daily net assets. The Potomac Board of Trustees has authorized each Fund to pay Rule 12b-1 fees equal to 1.00% of the average daily net assets of the Advisor Class. Under an agreement with the Funds, your Financial Advisor may receive these fees from the Funds. In exchange, your Financial Advisor may provide a number of services, such as:

•  Placing your orders and issuing confirmations;

•  Providing investment advice, research and other advisory services;

•  Handling correspondence for individual accounts;

•  Acting as the sole shareholder of record for individual shareholders;

•  Issuing shareholder statements and reports; and

•  Executing daily investment “sweep” functions.

For more information on these and other services, you should speak directly to your Financial Advisor. Your Financial Advisor may charge additional account fees for services beyond those specified above.

HOW TO INVEST IN ADVISOR CLASS SHARES OF THE FUNDS

&ltR&gt
You may invest in the Advisor Class of the Funds through traditional investment accounts, individual retirement accounts (“IRAs”) (including Roth IRAs), self-directed retirement plans or company-sponsored retirement plans or other products available from your Financial Advisor. Applications and descriptions of any service fees for retirement or other accounts are available from your Financial Advisor.
&lt/R&gt

11

Minimum Investment

The minimum initial and subsequent investments set forth below may be invested in as many of the Potomac Funds as you wish. However, you must invest at least $1,000 in any one of the Funds. For example, if you decide to invest $10,000 in three of the Potomac Funds, you may allocate your minimum initial investment as $8,000, $1,000 and $1,000.

	Minimum Initial Investment	Subsequent Investment
Regular Accounts	$ 10,000	$ 1,000
Retirement Accounts	$ 10,000	$ 0

&ltR&gt
Rafferty may waive these minimum requirements at its discretion. Contact your Financial Advisor for further information.

Good Form

Good form means that your purchase (whether direct or through a financial intermediary) is complete and contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.); and is accompanied by sufficient purchase proceeds. For a purchase request to be in good form, it must include (1) the name of the Fund, (2) the dollar amount of shares to be purchased, and (3) your purchase application or investment stub. An Account Application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the Account Application and receives correct payment by check or wire transfer.
&lt/R&gt

Purchasing Shares Through Your Financial Advisor

You may purchase shares of the Funds through your Financial Advisor, who can help you complete the necessary paperwork, mail your Account Application to the Potomac Funds and place your order to purchase shares of the Funds.

Your Financial Advisor is responsible for placing orders promptly with the Funds and forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus. Financial Advisors may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each Financial Advisor also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have earlier cut-off times for processing your transaction. For more information about your Financial Advisor’s rules and procedures, you should contact your Financial Advisor directly.

Purchasing Shares Through The Funds’ Transfer Agent

&ltR&gt
You may also purchase shares through the Funds’ transfer agent by using the following instructions:
&lt/R&gt

12

By Mail

•	Complete and sign your Account Application.

•	Indicate the Fund and the amount you wish to invest.

•	Mail your check (payable to “Potomac Funds”) along with the completed Account Application to:

Regular Mail	Express/Overnight Mail
Potomac Funds - Advisor Class c/o U.S. Bancorp Fund Services, LLC P.O. Box 1993 Milwaukee, Wisconsin 53201-1993	Potomac Funds - Advisor Class c/o U.S. Bancorp Fund Services, LLC Mutual Fund Services - 3rd Floor 615 East Michigan Street Milwaukee, Wisconsin 53202
The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.

•
The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts of less than $10,000. In addition, to prevent check fraud, the Funds do not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks, or starter checks for the purchase of shares.

•	All purchases must be made in U.S. dollars through a U.S. bank.

&ltR&gt
•	If your check does not clear, you will be charged a $25.00 fee. In addition, you may be responsible for losses sustained by the Fund for any returned payment.
&lt/R&gt

•	You will receive written confirmation by mail, but we do not issue share certificates.

•	The Funds’ transfer agent will verify certain information from investors as part of the Funds’ anti-money laundering program.

&ltR&gt
The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new Account Application, you will be required to supply your full name, date of birth, social security number and permanent street address to assist in verifying your identity. Mailing addresses containing a P.O. Box will not be accepted. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if they are unable to verify a shareholder’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.
&lt/R&gt

If the Funds do not have a reasonable belief in the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within five business days if clarifying information and/or documentation is not received.

13

By Bank Wire Transfer

Initial Investment - By Wire

&ltR&gt
•
If you are making an initial investment in the Funds, before you wire funds, please contact the transfer agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.

&lt/R&gt

For Subsequent Investments - By Wire

&ltR&gt
Before sending your wire, please contact the transfer agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.
&lt/R&gt

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA number: 075000022
For credit to U.S. Bancorp Fund Services, LLC
Account Number 112-952-137
For further credit to the Potomac Funds
(Your name)
(Your account number)
(Name of Fund(s) to purchase) — Advisor Class

•	Your bank may charge a fee for such services.

&ltR&gt
HOW TO EXCHANGE SHARES OF THE FUNDS

You may exchange Advisor Class shares of your current Fund(s) for Advisor Class shares of any other Potomac Fund (including Potomac Funds not offered in this Prospectus) without any charges.

Exchanging Shares Purchased Through Your Financial Advisor

If your shares of the Funds were purchased through your Financial Advisor, initiate your exchange order by contacting your Financial Advisor.

Your Financial Advisor is responsible for placing orders promptly with the Funds. Financial Advisors may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each Financial Advisor also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have earlier cut-off times for processing your transaction. For more information about your Financial Advisor’s rules and procedures, you should contact your Financial Advisor directly.
&lt/R&gt
14

&ltR&gt
Exchanging Shares Purchased Through The Funds’ Transfer Agent

If your shares of the Funds were purchased through the Funds’ transfer agent, initiate your exchange order by using the following instructions:

•	Write or call the Potomac Funds’ transfer agent.

•	Provide your name, account number, which Funds are involved, and the number, percentage or dollar value of shares to be exchanged.

•	The Funds can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.

•	You must exchange at least $1,000 or, if your account value is less than that, your entire account balance will be exchanged.

•
You may exchange by telephone unless you declined telephone exchange privileges on your Account Application. If you previously declined telephone exchange privileges and would like to add this option to your account, please contact the Funds at (800) 851-0511 for instructions.

•	You may exchange through the Internet by visiting the Potomac Funds’ website at www.potomacfunds.com and activating your account.
&lt/R&gt

HOW TO SELL ADVISOR CLASS SHARES OF THE FUNDS

Selling Shares Purchased Through Your Financial Advisor

If your shares of the Funds were purchased through your Financial Advisor, initiate your sales order by contacting your Financial Advisor. Payment is normally directed to your account with your Financial Advisor three business days after your Financial Advisor places your order.

Your Financial Advisor is responsible for placing orders promptly with the Funds. Financial Advisors may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each Financial Advisor also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have earlier cut-off times for processing your transaction. For more information about your Financial Advisor’s rules and procedures, you should contact your Financial Advisor directly.

Selling Shares Purchased Through The Funds’ Transfer Agent

&ltR&gt
If your shares of the Funds were purchased through the Funds’ transfer agent, initiate your sales order by using the following instructions:
&lt/R&gt

Generally

•	You may sell all or part of your investment in the Funds at the next determined net asset value after we receive your order.

•	You normally will receive proceeds from any sales of shares within seven days from the time a Fund receives your request in good order.

•
For investments that have been made by check, payment on sales requests may be delayed until the Potomac Funds’ transfer agent is reasonably satisfied that the purchase payment has been collected by the Fund, which may require up to 10 calendar days.

15

&ltR&gt
•	Your proceeds will be sent via check, wire or electronic funds transfer through the Automated Clearing House (“ACH”) network using the address or bank account listed on the transfer agent’s records.
&lt/R&gt

•
Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

&ltR&gt
•
The Funds also offer a Systematic Withdrawal Plan for shareholders who require periodic payments, such as those from IRAs. For more information on this option, please contact the Funds at (800) 851-0511.

&lt/R&gt

By Telephone or By Mail

•	Call or write the Funds (see the address and telephone number above).

&ltR&gt
•
You may sell shares of the Funds by telephone unless you declined telephone redemption privileges on your Account Application. If you previously declined telephone redemption privileges, you may request telephone redemption privileges by sending a written request to the transfer agent with your signature guaranteed. If you have questions, please contact the Funds at (800) 851-0511 for instructions.

•	IRA accounts are not eligible for telephone redemption privileges.

•	Provide your name, account number, which Fund and the number, percentage or dollar value of shares to sell. The maximum amount that may be redeemed by telephone is $100,000.
&lt/R&gt

By Wire Transfer

•	Call the Potomac Funds.

•	Provide your name, account number, which Fund and the number, percentage or dollar value of shares to sell.

•	You must wire transfer at least $5,000.

•
You will be charged a wire transfer fee of $15.00, which will be deducted from your account balance on dollar specific redemption requests or from the proceeds on share specific requests. This fee is in addition to any fees that may be imposed by your bank.

&ltR&gt
•	Your proceeds will be wired only to the bank listed on the transfer agent’s records.
&lt/R&gt

ACCOUNT AND TRANSACTION POLICIES

Order Policies

&ltR&gt
There are certain times when you may be unable to sell Advisor Class shares of the Funds or proceeds may be delayed. This may occur during emergencies, unusual market conditions or when the Funds cannot determine the value of their assets or sell their holdings. The Funds reserve the right to reject any purchase order or suspend offering of their shares. Generally, a Fund may reject a purchase if it is disruptive to the efficient management of the Fund.
&lt/R&gt

16

&ltR&gt
Certain transactions through a financial intermediary may not be deemed in good form if such financial intermediary failed to notify the Funds of such trade or trades before 4:00 p.m. Eastern time. In particular, financial intermediaries that transact in shares of the Funds through the Fundserv must, in many cases, notify the Funds of trades before placing them in the Fundserv system. In the event that a financial intermediary transacts in shares of the Funds through the Fundserv system without notifying the Funds of such trades in advance, such transaction may be deemed not to have been received in good order. In practice, this means that a confirmation from a financial intermediary is not binding on the Funds. In the event that a trade is deemed not to have been received in good form, for whatever reason, a purchase, redemption or exchange request may be rejected or canceled and, in the event of a redemption which is canceled, the Funds shall have the right to a return of proceeds. Cancellation of a trade is processed at the NAV at which the trade was originally received and is ordinarily completed the next business day. Please contact your financial intermediary to determine how it processes transactions in shares of the Funds.
&lt/R&gt

Telephone Transactions

For your protection, the Funds may require some form of personal identification prior to accepting your telephone request such as verification of your social security number, account number or other information. We also may record the conversation for accuracy. During times of unusually high market activity or extreme market changes, you should be aware that it may be difficult to place your request in a timely manner.

Signature Guarantees

&ltR&gt
In certain instances when you sell Advisor Class shares of the Funds, we will need your signature guaranteed. Signature guarantees may be available at your bank, stockbroker or a national securities exchange. A notary public cannot guarantee signatures. Your signature must be guaranteed if:

•	You are changing your account ownership;

•	Your account registration or address has changed in the last 30 days;

•	The proceeds of your sale are mailed to an address other than the one listed with the Funds;

•	The proceeds are payable to a third party;

•	The sale is greater than $100,000;

•	The wire instructions on the account are being added or changed; or

•	There are other unusual situations as determined by the Funds’ transfer agent.
&lt/R&gt

Low Balance Accounts

If your total account balance falls below $10,000 due to withdrawals, then we may sell your shares of the Funds. We will inform you in writing 30 days prior to selling your shares. If you do not bring your total account balance up to $10,000 within 30 days, we may sell your shares and send you the proceeds. We will not sell your shares if your account value falls due to market fluctuations.

17

Redemption in Kind

The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio. It is not expected that the Funds would do so except in unusual circumstances. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

Excessive Trading

Each Fund is intended for long-term investors. Short-term “market-timers” who engage in frequent purchases and redemptions may disrupt the Funds’ investment program and create additional transaction costs that are borne by all shareholders. The Board of Trustees has adopted a policy regarding excessive trading. Shares of the Funds are offered exclusively to the clients of FPI, in which the Funds’ Subadviser generally initiates transactions in shares of the Funds. As a result, the Funds do not currently impose any trading restrictions or redemption fees on Fund shareholders.

However, the Funds discourage excessive, short-term trading and other abusive trading practices and the Funds may use a variety of techniques to monitor trading activity and detect abusive trading practices. As approved by the Board of Trustees, these techniques may change from time to time as determined by the Funds in their sole discretion.

In an effort to discourage abusive trading practices and minimize harm to the Funds and their shareholders, the Funds reserve the right, in its sole discretion, to identify trading practices as abusive. The Funds further reserve the right to refuse purchase requests from an account that a Fund has identified as engaging in abusive trading practices or any individuals or groups who, in each Fund’s view, are likely to engage in market timing or excessive trading. In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions each Fund handles, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive. In particular, since each Fund receives purchase and sale orders through financial intermediaries that use group or omnibus accounts, the Funds cannot always detect frequent trading. As a consequence, the Funds’ ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

18

ADDITIONAL INFORMATION

MANAGEMENT OF THE FUNDS

Rafferty Asset Management, LLC provides investment services to the Funds. Rafferty has been managing mutual funds since June 1997. Rafferty is located at 33 Whitehall Street, 10th Floor, New York, New York 10004.

&ltR&gt
Under an investment advisory agreement between the Potomac Funds and Rafferty, each Fund pays Rafferty fees at an annualized rate of 1.00% of a Fund’s average daily net assets.

Rafferty has retained FPI to serve as Subadviser to the Funds. Rafferty (not the Funds) pays FPI a subadvisory fee at an annualized rate of 0.60% of each Fund’s average daily net assets. FPI is located at 3883 Telegraph Road, Suite 100, Bloomfield Hills, Michigan, 48302. FPI was founded in Bloomfield Hills, Michigan in 1981 by its President, Jerry C. Wagner. FPI provides investment management services to individuals, pension and profit plans and non-profit organizations.

A discussion regarding the basis on which the Board of Trustees approved the investment advisory agreement will be included in the Funds’ semi-annual report for the six-month period ended February 28, 2006 and is currently available in the Funds’ SAI.
&lt/R&gt

An investment team from FPI will manage the Funds’ assets under the supervision of Rafferty. Under the subadvisory arrangement, FPI will direct the allocation of the Funds’ assets among various investment vehicles selected by FPI. Rafferty will implement FPI’s allocation decisions for each Fund by placing all brokerage orders for the purchase and sale of those securities.

Mr. Wagner and Bruce Greig will serve as co-portfolio managers to the Funds. Mr. Wagner has been President, Director and sole shareholder of FPI since its organization in 1981. Mr. Greig has been an investment adviser with FPI since May 1995 and currently holds the position of Vice President-Research and Associate Investment Officer.

The Funds’ SAI provides additional information about the compensation of the Funds’ portfolio managers, other accounts they manage, and their ownership of securities in the Funds.

PORTFOLIO HOLDINGS INFORMATION

&ltR&gt
A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information. Currently, disclosure of each Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Annual and Semi-Annual Reports will be available by contacting the Potomac Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling (800) 851-0511.
&lt/R&gt

19

DISTRIBUTIONS AND TAXES

Distributions

Each Fund distributes dividends from its net investment income at least annually. Net investment income generally consists of interest income and dividends received on investments, less expenses.

Each Fund also distributes any realized net capital gains at least annually. A Fund realizes capital gains mainly from sales of its portfolio assets for a profit. The tax consequences will vary depending on how long a Fund has held the assets. Distributions of net gains on sales of assets held for one year or less are taxed as dividends (that is, ordinary income). Sales of assets held longer than one year (long-term capital gains) are taxed at lower capital gains rates.

&ltR&gt
Dividends and capital gain distributions (collectively, “distributions”) will be reinvested automatically at the NAV unless you request otherwise in writing. Normally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested. If you elect to receive distributions from a Fund by check and the post office cannot deliver such check or your check remains uncashed for six months, the Funds reserve the right to reinvest the check in your account at the applicable Funds’ then current NAV per share and to reinvest all subsequent distributions in shares of that Fund until an updated address is received.
&lt/R&gt

Taxes

The following table illustrates the potential tax liabilities for taxable accounts:

Type of Transaction	Tax Status*
Dividend (other than “qualified dividend income” (“QDI”)) distribution	Ordinary income rate
Distribution of QDI (see below)	Long-term capital gains rate
Distribution of net short-term capital gains	Ordinary income rate
Distribution of net long-term capital gains	Long-term capital gains rate
Sale or exchange of Fund shares owned for more than one year	Long-term capital gains or losses
Sale or exchange of Fund shares owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules
_____________________________________
*Tax consequences for tax-deferred retirement accounts or non-taxable shareholders may be different. You should consult your tax specialist for more information about your personal situation.

QDI consists of dividends a Fund receives from most U.S. corporations and “qualified foreign corporations,” provided that the Fund satisfies certain holding period, debt-financing and other requirements regarding the stock on which the dividends were paid. A Fund’s dividends attributable to its “QDI” are subject to the long-term capital gains rate, a maximum federal rate of 15% for shareholders who are individuals and satisfy those restrictions regarding their Fund shares. These special rules generally apply to taxable years beginning before January 1, 2009.

If you are a non-retirement account shareholder of a Fund, then each year we will send you a Form 1099 that tells you the amount of Fund distributions you received for the prior calendar year, the tax status of those distributions and a list of reportable sale transactions. Normally, distributions are taxable in the year you receive them. However, any distributions declared in the last three months of the year and paid in January of the following year generally are taxable as if received on December 31 of the year they are declared.

20

&ltR&gt
If you are a non-corporate shareholder of a Fund and do not provide the Fund with your correct taxpayer identification number (normally your social security number), the Fund is required to withhold 28% of all distributions and redemption proceeds otherwise payable to you for Funds. If you are otherwise subject to backup withholding, we also are required to withhold and pay to the Internal Revenue Service (“IRS”) 28% of your distributions. Any tax withheld may be applied against your tax liability when you file your tax return.

MASTER/FEEDER OPTION

The Funds may in the future operate under a master/feeder structure. This means that the Funds would be a “feeder” fund that attempts to meet its objective by investing all its investable assets in a “master” fund with the same investment objective. The “master” fund would purchase securities for investment. It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the Funds. If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for the Funds without seeking shareholder approval. However, the Trustees’ decision will be made only if the investments in the master funds are in the best interests of each Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. You also will receive 30 days notice prior to the implementation of the master/feeder structure.
&lt/R&gt

21

FINANCIAL HIGHLIGHTS

&ltR&gt
The financial highlights table is intended to help you understand the financial performance of the Advisor Class shares of the Funds for the periods indicated. The table shows financial information for the Investor Class of shares of the Funds because the Advisor Class had not commenced operations prior to the date of this Prospectus. The information for the periods shown below was audited by Ernst & Young LLP, whose report, along with the Funds’ financial statements, are included in the Annual Report, which is available upon request. Certain information reflects financial results for a single Investor Class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

	Evolution Managed Bond Fund		Evolution All-Cap Equity Fund
	Investor Class		Investor Class

	Year Ended August 31, 2005	April 1, 2004[1] to August 31, 2004	Year Ended August 31, 2005	April 1, 2004[1] to August 31, 2004
Per share data:
Net asset value, beginning of period	$18.73	$20.00	$17.55	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.86[7]	0.21[7]	(0.23)	(0.09)
Net realized and unrealized gain (loss) on Investments[6]	(0.41)	(1.48)	3.92	(2.36)

Total from investment operations	0.45	(1.27)	3.69	(2.45)

Less distributions:
Dividends from net investment income	(0.98)	—	—	—
Distributions from realized gains	—	—	—	—

Total distributions	(0.98)	—	—	—

Net asset value, end of period	$18.20	$18.73	$21.24	$17.55

Total return[2]	2.41%	(6.35)%[2]	21.03%	(12.25)%[2]
Supplemental data and ratios:
Net assets, end of period	$14,642,348	$15,964,859	$20,183,647	$12,808,094
Ratio of expenses to average net assets excluding short dividends:
Before expense waiver/recoupment	2.09%[3]	2.19%[3]	1.97%	2.34%[3]
After expense waiver/recoupment	2.00%[3]	2.00%[3]	2.00%	2.00%[3]
Ratio of expenses to average net assets including short dividends:
Before expense waiver/recoupment	2.12%	2.46%[3]
After expense waiver/recoupment	2.03%	2.27%[3]
Ratio of net investment income
(loss) to average net assets including short dividends:
Before expense waiver/recoupment	4.54%	2.49%[3]	(1.11)%	(1.55)%[3]
After expense waiver/recoupment	4.63%[8]	2.68%[3,8]	(1.14)%	(1.21)%[3]
Portfolio turnover rate[5]	941%	536%	1,374%	558%

[1]	Commencement of operations.
[2]	Not annualized. All returns reflect reinvested dividends if any but do not reflect the impact of taxes.
[3]	Annualized.
[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period
[5]
Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, future contracts and repurchase agreements are deemed short-term securities.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
[7]
Net investment income (loss) before dividends on short positions for the period ended August 31, 2004 and the year ended August 31, 2005 were $0.89 and $0.21, respectively, for the Evolution Managed Bond Fund.

[8]
The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the period ended August 31, 2004 and the year ended August 31, 2005 were 2.95% and 4.66%, respectively, for the Evolution All-Cap Equity Fund.

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22

PRIVACY NOTICE

At the Potomac Funds, we are committed to protecting your privacy. To open and service your Potomac accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,
•	Mail, e-mail, the telephone and our website, and
•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.
•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Potomac through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

Not a part of the prospectus.
PN-1

MORE INFORMATION ON THE POTOMAC FUNDS

&ltR&gt
Statement of Additional Information (“SAI”): The Funds’ SAI contains more information on the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (“SEC”).

P R O S P E C T U S December 29, 2005
Annual and Semi-Annual Reports to Shareholders:
The Funds’ reports provide additional information on their investment holdings, performance data and a letter discussing the market conditions and investment strategies that significantly affected the Funds’ performance during that period.

To Obtain the SAI or Fund Reports Free of Charge:
Write to: Potomac Funds
P.O. Box 1993
Milwaukee, Wisconsin 53201-1993
Call: (800) 851-0511	THE POTOMAC FUNDS

By Internet: www.potomacfunds.com

These documents and other information about the Funds can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 942-8090. Reports and other information about the Funds may be viewed on-screen or downloaded from the EDGAR Database on the SEC’s Internet website at http://www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Evolution Managed Bond Fund Evolution All-Cap Equity Fund (formerly the Evolution Managed Equity Fund) Advisor Class
&lt/R&gt

Rafferty Capital Markets, LLC, Distributor
59 Hilton Avenue
Garden City, New Jersey 11530	33 Whitehall Street, 10th Floor New York, New York 10004
(800) 851-0511
SEC File Number: 811-8243

POTOMAC FUNDS

Emerging Markets Plus Fund
Emerging Markets Short Fund

STATEMENT OF ADDITIONAL INFORMATION

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

&ltR&gt
The Potomac Funds (the “Trust”) is a management investment company, or mutual fund, which currently offers to the public a variety of investment portfolios. This Statement of Additional Information (“SAI”) relates to the Investor Class of the Emerging Markets Plus Fund and the Emerging Markets Short Fund (the “Funds’).

This SAI dated December 29, 2005 is not a prospectus. It should be read in conjunction with the Fund’s Prospectus dated December 29, 2005, relating to the Funds. This SAI is incorporated by reference into the Funds’ Prospectus. In other words, it is legally part of the Funds’ Prospectus.

To receive a copy of the Prospectus, without charge, write or call the Trust at the address or telephone number above.

Dated: December 29, 2005

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&ltR&gt
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i

THE POTOMAC FUNDS

&ltR&gt
The Trust is a Massachusetts business trust organized on June 6, 1997 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of 22 separate series, of which 20 are currently offered to the public. This SAI relates only to the Emerging Markets Plus and the Emerging Markets Short Fund.

The Funds currently offer Investor Class shares, which are designated for sale directly to investors without a sales charge. Each Fund is designed principally for experienced investors who intend to follow an asset allocation strategy. Neither Fund is designed for inexperienced or less sophisticated investors. The terms “plus” and “short” in the Funds’ names are not intended to refer to the duration of the Funds’ investment portfolios. The Funds may be used independently or in combination with each other as part of an overall strategy.
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CLASSIFICATION OF THE FUNDS

Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each Fund is considered “non-diversified” because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers. To the extent that a Fund assumes large positions in the securities of a small number of issuers, the Fund’s net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market’s assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

A Fund’s classification as a “non-diversified” investment company means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to meet certain diversification standards at the end of each quarter of their taxable year required by Subchapter M of the Internal Revenue Code.

INVESTMENT POLICIES AND TECHNIQUES

The Funds, under normal circumstances, will invest at least 80% of their net assets (plus any borrowings for investment purposes) in a manner designed to provide investment returns that for the Emerging Markets Plus Fund correspond to 200% of the performance of the MSCI Emerging Markets IndexSM (“EM Index”) and for the Emerging Markets Short Fund inversely corresponds (opposite) to 200% of the performance of the EM Index. The Funds may engage in the types of transactions discussed below and in the Funds’ Prospectus. There is no assurance that any method of investment available to the Funds will result in the achievement of their objectives.

&ltR&gt
American Depositary Receipts (“ADRs”)

The Funds may invest in ADRs. ADRs are dollar denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies that evidence ownership of underlying securities issued by a foreign corporation. ADRs include ordinary shares and New York shares (shares issued by non-U.S. companies that are listed on a U.S. securities exchange). ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. ADRs are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States. For investment purposes, ADRs are not considered to be foreign securities by the Funds.
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1

Bank Obligations

Money Market Instruments. The Funds may invest in bankers’ acceptances, certificates of deposit, demand and time deposits, savings shares and commercial paper of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”). The Funds also may invest in high quality, short-term, corporate debt obligations, including variable rate demand notes, having a maturity of one year or less. Because there is no secondary trading market in demand notes, the inability of the issuer to make required payments could impact adversely a Fund’s ability to resell when it deems advisable to do so.

Bankers’ Acceptances. Bankers’ acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods. They are termed “accepted” when a bank writes on the draft its agreement to pay it at maturity, using the word “accepted.” The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity.

Certificates of Deposit (“CDs”). The FDIC is an agency of the U.S. government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured to the extent this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.

Commercial Paper. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. The Fund may invest in commercial paper rated A-l or A-2 by Standard & Poor’s® (“S&P®”) or Prime-1 or Prime-2 by Moody’s Investors Services®, Inc. (“Moody’s”), and in other lower quality commercial paper.

Equity Securities

Common Stocks. The Funds may invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

2

Foreign Securities

The Funds may have both direct and indirect exposure through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices to foreign securities. In most cases, the best available market for foreign securities will be on exchanges or in over-the-counter (“OTC”) markets located outside the United States.

Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, political or financial instability or diplomatic and other developments that could affect such investments. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.

Illiquid Investments and Restricted Securities

The Funds may purchase and hold illiquid investments. A Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”), which the Trust’s Board of Trustees (“Board” or “Trustees”) or Rafferty has determined under Board-approved guidelines are liquid.

&ltR&gt
The term “illiquid investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Funds have valued the investments. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days; (2) securities for which market quotations are not readily available; (3) OTC options and their underlying collateral; (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand; (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board; and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions. The assets used as cover for OTC options will be considered illiquid unless the OTC options are sold to qualified dealers who agree to allow repurchase of any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.
&lt/R&gt

The Funds may not be able to sell illiquid investments when it desires to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on net asset value.

Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities, however, could affect adversely the marketability of such portfolio securities and the ability to dispose of such securities promptly or at reasonable prices.

3

Indexed Securities

The Funds may purchase indexed securities, which are securities, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See “Illiquid Investments and Restricted Securities” above.

&ltR&gt
Investments in indexed securities are considered investments in other investment companies discussed below.
&lt/R&gt

Interest Rate Swaps

The Funds may enter into interest rate swaps for hedging purposes and non-hedging purposes. Since swaps are entered into for good faith hedging purposes or are offset by a segregated account maintained by an approved custodian, Rafferty believes that swaps do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Funds’ borrowing restrictions. The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or other liquid securities having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund’s custodian. A Fund will not enter into any interest rate swap unless Rafferty believes that the other party to the transaction is creditworthy. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreement. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.

&ltR&gt
&lt/R&gt
Options, Futures and Other Strategies

General. The Funds may use certain options (traded on an exchange and OTC, or otherwise), futures contracts (sometimes referred to as “futures”) and options on futures contracts (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

4

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (“CFTC”). In addition, a Fund’s ability to use Financial Instruments will be limited by tax considerations. See “Dividends, Other Distributions and Taxes.” Pursuant to a claim for exemption filed with the National Futures Association on behalf of each Fund, the Funds are not deemed to be “commodity pool operators” or a “commodity pools” under the Commodity Exchange Act and are not subject to the registration or regulation as such under the Commodity Exchange Act.

In addition to the instruments, strategies and risks described below and in the Prospectus, Rafferty may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as new techniques and financial instruments are developed or as regulatory authorities broaden the range of permitted transactions. A Fund may utilize these opportunities to the extent that they are consistent with the Fund’s investment objective and permitted by the Fund’s investment limitations and applicable regulatory authorities. The Funds’ Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1)  Successful use of most Financial Instruments depends upon Rafferty’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by Rafferty may still not result in a successful transaction. Rafferty may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place that, thus, may result in the strategy being unsuccessful.

(2)   Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3)  As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If a Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

5

(4)  Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

&ltR&gt
Cover. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts; or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. (“Custodian”), in the prescribed amount as determined daily.
&lt/R&gt

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover or accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

&ltR&gt
Options. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange® (“CBOE®”), the American Stock Exchange (“AMEX®”) and other exchanges, as well as the OTC markets.
&lt/R&gt

By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counter-party (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counter-party from which it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter-party to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

6

The Funds’ ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counter-party, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counter-party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund was unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices. An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Some stock index options are based on a broad market index such as the S&P 500® Index, the NYSE Composite Index or the AMEX Major Market Index or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that a Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices. If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

7

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Futures Contracts and Options on Futures Contracts. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When a Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of a Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. A Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Funds may be required by an exchange to increase the level of their initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin does not involve borrowing, but rather represents a daily settlement of the Funds’ obligations to or from a futures commission merchant. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

8

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Combined Positions. A Fund may purchase and write options in combination with each other. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

&ltR&gt
Other Investment Companies

The Funds may invest in the securities of other investment companies. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with a Fund’s own operations.

The Funds intend to limit their investments in securities issued by other investment companies in accordance with the 1940 Act. Section 12(d)(1) of the 1940 Act precludes a Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%.
&lt/R&gt

9

&ltR&gt
If the Funds invest in investment companies pursuant to Section 12(d)(1)(F), they must comply with the following voting restrictions: when a Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund proportionate to the vote of all other holders of such security. In addition, an investment company purchased by a Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.
&lt/R&gt

Repurchase Agreements

&ltR&gt
The Funds may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are primary dealers in U.S. government securities. Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, a Fund purchases a U.S. government security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during a Fund’s holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. A Fund may not enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See “Illiquid Investments and Restricted Securities” above.
&lt/R&gt

A Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement. In the event of default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by the Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to repurchase the security. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited.

Reverse Repurchase Agreements

The Funds may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed to price. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obliged to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities. During that time, the Fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted. Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of a Fund’s limitation on borrowing.

10

Short Sales

&ltR&gt
The Emerging Markets Short Fund may engage in short sale transactions under which it sells an instrument it does not own. To complete such a transaction, Emerging Markets Short Fund must borrow the instrument to make delivery to the buyer. The Emerging Markets Short Fund then is obligated to replace the instrument borrowed by purchasing the instrument at the market price at the time of replacement. The price at such time may be more or less than the price at which the instrument was sold by the Emerging Markets Short Fund. Until the instrument is replaced, the Emerging Markets Short Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Emerging Markets Short Fund closes its short position or replaces the borrowed instrument, it will (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the instrument sold short and (b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the instrument at the time the instrument was sold short; or (2) otherwise cover the Emerging Markets Short Fund’s short position.
&lt/R&gt

Swap Agreements

The Funds may enter into swap agreements for purposes of attempting to gain exposure to equity or debt securities without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,”i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

11

The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act. A Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities.

&ltR&gt
Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Funds’ illiquid investment limitations. The Funds’ will not enter into any swap agreement unless Rafferty believes that the other party to the transaction is creditworthy. The Funds’ bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party.
&lt/R&gt

A Fund may enter into a swap agreement in circumstances where Rafferty believes that it may be more cost effective or practical than buying the underlying securities or a futures contract or an option on such securities. The counter-party to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. Rafferty, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

&ltR&gt
Tracking Error

Several factors may affect the Funds’ ability to track the performance of the EM Index. Among these factors are: (1) Fund expenses, including brokerage expenses and commissions (which may be increased by high portfolio turnover); (2) less than all of the securities in the EM Index being held by each Fund and securities not included in the target index being held by each Fund; (3) an imperfect correlation between the performance of instruments held by each Fund, such as futures contracts and options, and the performance of the underlying securities in the EM Index; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) each Fund holding instruments that are illiquid or the market for which becomes disrupted; (6) the need to conform the Funds’ portfolio holdings to comply with that Fund’s investment restrictions or policies, or regulatory or tax law requirements; and (7) market movements that run counter to a leveraged Fund’s investments (which will cause divergence between that Fund and the EM Index over time due to the mathematical effects of leveraging).
&lt/R&gt

12

&ltR&gt
While index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviation, such as on a daily basis, does occur with these instruments. As a result, each Fund’s short-term performance will reflect such deviation from its target index.

In the case of the Emerging Markets Short Fund whose net asset value is intended to move inversely from the EM Index, the factor of compounding also may lead to tracking error. Even if there is a perfect inverse correlation between the Emerging Markets Short Fund and the return of the EM Index on a daily basis, the symmetry between the changes in the EM Index and the changes in the Emerging Markets Short Fund’s net asset value can be altered significantly over time by a compounding effect. For example, if the Emerging Markets Short Fund achieved a perfect inverse correlation with the EM Index on every trading day over an extended period and the level of returns of the EM Index significantly decreased during that period, a compounding effect for that period would result, causing an increase in the Emerging Markets Short Fund’s net asset value by a percentage that is somewhat greater than the percentage that the EM Index’s returns decreased. Conversely, if the Emerging Markets Short Fund maintained a perfect inverse correlation with the EM Index over an extended period and if the level of returns of the EM Index significantly increased over that period, a compounding effect would result, causing a decrease of the Emerging Markets Short Fund’s net asset value by a percentage that would be somewhat less than the percentage that the EM Index returns increased.
&lt/R&gt

U.S. Government Securities

The Funds may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (“U.S. government securities”) in pursuit of their investment objectives, in order to deposit such securities as initial or variation margin, as “cover” for the investment techniques they employ, as part of a cash reserve and for liquidity purposes.

U.S. government securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. government to purchase the agencies’ obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. government securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

U.S. government agencies and instrumentalities that issue or guarantee securities include the Federal Housing Administration, the Federal National Mortgage Association (“Fannie Mae©”), the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association (“Ginnie Mae®”), the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac©”), the Farm Credit Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association (“Sallie Mae©”).

Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by Fannie Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.

13

&ltR&gt
Yields on short-, intermediate- and long-term U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of the Fund’s portfolio investments in U.S. government securities, while a decline in interest rates generally would increase the market value of the Fund’s portfolio investments in these securities.
&lt/R&gt

Other Investment Risks and Practices

Borrowing. The Funds may borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in a Fund’s net asset value and on a Fund’s investments. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds interest expenses, a Fund’s net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

The Funds may borrow money to facilitate portfolio management to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

In addition to the foregoing, a Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of its total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. A Fund may pledge portfolio securities as Rafferty deems appropriate in connection with any borrowings.

&ltR&gt
Lending Portfolio Securities. The Funds may lend portfolio securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan by depositing any combination of short-term government securities and cash as collateral. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily. While portfolio securities are on loan, a Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. A Fund may invest the interest received and the collateral, thereby earning additional income. Loans would be subject to termination by the lending Fund on a four-business day notice or by the borrower on a one-day notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund’s shareholders. A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. The Funds currently have no intention of lending its portfolio securities.
&lt/R&gt

14

Portfolio Turnover. The Trust anticipates that the Funds will have very high portfolio turnover due to the active management of their portfolio. A Fund’s portfolio turnover rate is calculated by the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate. Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year. In any given period, all of a Fund’s investments may have a remaining maturity of less than one year; in which case, the portfolio turnover rate for that period would be equal to zero. However, a Fund’s portfolio turnover rate calculated with all securities whose maturities were one year or less is anticipated to be unusually high.

High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.
&ltR&gt
&lt/R&gt
INVESTMENT RESTRICTIONS

&ltR&gt
In addition to the investment policies and limitations described above and described in the Prospectus, the Trust, on behalf of each Fund, has adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of the Funds. Under the 1940 Act, a “vote of the majority of the outstanding voting securities” of a Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of a Fund; or (2) 67% or more of the shares of a Fund present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.
&lt/R&gt

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time a Fund’s borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

The Funds shall not:

&ltR&gt
1.
Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Funds’ total assets would be lent to other parties, except (1) through the purchase of a portion of an issue of debt securities in accordance with the Funds’ investment objective, policies and limitations; or (2) by engaging in repurchase agreements with respect to portfolio securities.

&lt/R&gt

15

2.	Underwrite securities of any other issuer.

3.	Purchase, hold, or deal in real estate or oil and gas interests.

4.
Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except: (1) that the Funds may issue senior securities in connection with transactions in options, futures, options on futures and forward contracts, swaps, caps, floors, collars and other similar investments; (2) as otherwise permitted herein and in Investment Limitations Nos. 5 and 7; and (3) the Funds may make short sales of securities.

5.
Pledge, mortgage, or hypothecate the Funds’ assets, except: (1) to the extent necessary to secure permitted borrowings; (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis; and (3) in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

6.
Invest in physical commodities, except that a Fund may purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.

7.
Invest more than 25% of the value of their total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Funds have adopted the following fundamental investment policy that enables them to invest in another investment company or series thereof:

Notwithstanding any other limitation, the Funds may invest all of their investable assets in an open-end management investment company with the same limitations as each Fund. For this purpose, “all of the Funds’ investable assets” mean that the only investment securities that will be held by the Funds will be the Funds’ interest in the investment company.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Board, Rafferty is responsible for decisions to buy and sell securities for the Funds, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Rafferty expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer’s “spread,” the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty.

&ltR&gt
In effecting portfolio transactions for the Funds, Rafferty seeks to receive the closing prices of securities that are in line with those of the securities included in the applicable index and seeks to execute trades of such securities at the lowest commission rate reasonably available. With respect to agency transactions, Rafferty may execute trades at a higher rate of commission if reasonable in relation to brokerage and research services provided to the Funds or Rafferty. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. Each Fund believes that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and Rafferty from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.
&lt/R&gt

16

Rafferty may use research and services provided to it by brokers; however, not all such services may be used by Rafferty in connection with the Funds. While the receipt of such information and services is useful in varying degrees and generally would reduce the amount of research or services otherwise performed by Rafferty, this information and these services are of indeterminable value and would not reduce Rafferty’s investment advisory fee.

Purchases and sales of U.S. government securities normally are transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

PORTFOLIO HOLDINGS INFORMATION

The Trust maintains portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the Funds’ portfolio investments to ensure that such disclosure is in the best interests of the Funds’ shareholders. In adopting the policies, the Board of Trustees considered actual and potential material conflicts that could arise between the interests of Fund shareholders, the Adviser, distributor, or any other affiliated person of the Funds. Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

&ltR&gt
From time to time, rating and ranking organizations such as Standard & Poor’s® and Morningstar, Inc. may request complete portfolio holdings information in connection with rating the Funds. Similarly, pension plan sponsors, consultants and/or other financial institutions may request a complete list of portfolio holdings in order to assess the risks of the Funds’ portfolio along with related performance attribution statistics. The Trust believes that these third parties have legitimate objectives in requesting such portfolio holdings information. To prevent such parties from potentially misusing portfolio holdings information, the Funds will generally only disclose such information as of the end of the most recent calendar quarter with a lag of approximately 60 days. In addition, the Funds’ President or Chief Compliance Officer may grant exceptions to permit additional disclosure of portfolio holdings information at differing times and with differing lag times to rating agencies and to the parties noted above, provided that: (1) the recipient is subject to a confidentiality agreement; (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Funds and will not use the information to facilitate or assist in any investment program; and (3) the recipient will not provide access to third parties to this information. The Chief Compliance Officer shall report any disclosures made pursuant to this exception to the Board of Trustees.
&lt/R&gt

In addition, the Funds’ service providers, such as, custodian, administrator, transfer agent, distributor, legal counsel and independent registered public accounting firm may receive portfolio holdings information in connection with their services to the Funds. In no event shall the Advisers, their affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

17

In the event a portfolio holdings disclosure made pursuant to the policies presents a conflict of interest between the Funds’ shareholders and Rafferty, the distributor and their affiliates or employees and any affiliated person of the Fund, the disclosure will not be made unless a majority of the Independent Trustees approves such disclosure.

MANAGEMENT OF THE TRUST

Trustees and Officers

The business affairs of the Trust are managed by or under the direction of the Board of Trustees. The Trustees are responsible for managing the Funds’ business affairs and for exercising all of the Funds’ powers except those reserved to the shareholders. A Trustee may be removed by a written instrument, signed by at least two-thirds of the Trustees or by a two-thirds vote of the outstanding Trust shares.

The following table is a list of the Trustees and officers of the Trust, their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust. Each Trustee of the Trust also serves on the Board of the Potomac Insurance Trust, the other registered investment company in the Potomac mutual fund complex. Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004.

&ltR&gt
Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee
Lawrence C. Rafferty(1) Age: 63	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	34	None
Jay F. Higgins(1) Age: 61	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Chairman, Bengal Partners, LLC, 1998-present (NASD Broker-Dealer).	34	Dwango North America Corp. (radio, telephone communications)
&lt/R&gt

18

Non-Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee
Daniel J. Byrne Age: 62	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992-present; Trustee, The Opening Word Program, Wyandanch, New York.	34	None
Kevin G. Boyle(2) Age: 65	Trustee	Lifetime of Trust until removal or resignation; Since 2002	President, Kevin G. Boyle Securities, Inc., 1981-present.	34	None
Gerald E. Shanley III Age: 62	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985-present; Trustee of Estate of Charles S. Payson, 1987-present.	34	None

&ltR&gt
Officers
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee
Daniel D. O’Neill Age: 38	Chief Executive Officer; President	One Year; Since 2003	Managing Director of Rafferty, 1999-present.	N/A	None
One Year; Since 1999
Timothy P. Hagan Age: 63	Chief Compliance Officer	One Year; Since 2004	Vice President of Rafferty, 1997-present.	N/A	None
	Chief Financial Officer	One Year; Since 2004; From 1997-2001
Philip A. Harding Age: 64	Senior Vice President	One Year; Since 1999	Vice President of Rafferty, 1997-present.	N/A	None
Sean Smyth Age: 34	Vice President	One Year; Since 2005	Lead Portfolio Manager of Rafferty, 2005-present; Portfolio Manager, Gartmore Global Investments from 2000-2005.	N/A	None
Louis Flamino Age: 30	Vice President	One Year; Since 2005	Wholesaler of Rafferty, 1999-present.	N/A	None
Neil Kelly Age: 43	Vice President	One Year; Since 2005	Wholesaler of Rafferty, 2004-present; First Vice President of Salomon Smith Barney from 1997-2003.	N/A	None
Stephen P. Sprague Age: 57	Treasurer and Controller	One Year; Since 1999	Chief Financial Officer of Rafferty for the past 5 years.	N/A	None
Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202 Age: 33	Secretary	One Year; Since 2004	Vice President, U.S. Bancorp Fund Services LLC, 1997-present.	N/A	None
Angela Brickl 615 East Michigan Street Milwaukee, WI 53202 Age: 30	Assistant Secretary	One Year; Since 2004	Compliance Administrator, U.S. Bancorp Fund Services, LLC, 2003-Present; Business Analyst, Strong Financial Corp., 2002-2003; Senior Auditor, Arthur Anderson, 1999-2002.	N/A	None
&lt/R&gt

(1)	Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins owns a beneficial interest in Rafferty.
(2)	Mr. Boyle was an interested Trustee from May to September 2004 due to his daughter being employed by Rafferty Capital Markets, LLC during that time period.

&ltR&gt
(3)
The Potomac Complex consists of the Potomac Funds which currently offers for sale to the public 20 portfolios of the 22 currently registered with the SEC and the Potomac Insurance Trust which currently offers for sale 4 portfolios of the 12 currently registered with the SEC.

&lt/R&gt

19

The Trust has an Audit Committee, consisting of Messrs. Boyle, Byrne, and Shanley. The members of the Audit Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust’s Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the Trust’s independent registered public accounting firm (including the audit fees charged by the accounting firm ); the supervision of investigations into matters relating to audit matters; the review with the independent registered public accounting firm of the results of audits; and addressing any other matters regarding audits. The Audit Committee met twice during the Funds’ most recent fiscal year.

&ltR&gt
The Trust also has a Nominating Committee, consisting of Messrs. Boyle, Byrne, and Shanley, each of whom are disinterested members of the Board. The primary responsibilities of the Nominating Committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The Nominating Committee also evaluates and nominates Board member candidates. The Nominating Committee will consider nominees recommended by shareholders. Such recommendations should be in writing and addressed to the Funds with attention to the Nominating Committee Chair. The recommendations must include the following Preliminary Information regarding the nominee: (1) name; (2) date of birth; (3) education; (4) business professional or other relevant experience and areas of expertise; (5) current business and home addresses and contact information; (6) other board positions or prior experience; and (7) any knowledge and experience relating to investment companies and investment company governance. The Nominating Committee did not meet during the Trust’s most recent fiscal year.
&lt/R&gt

The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Boyle, Byrne, and Shanley. The members of the Qualified Legal Compliance Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibility of the Trust’s Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report (“Report”) made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee, or agent of the Trust. The Qualified Legal Compliance Committee did not meet during the most recent fiscal year.

&ltR&gt
The Trustees do not own any shares of the Funds, as the Funds had not commenced operations as of December 31, 2004. The following table shows the amount of equity securities in the portfolios of the Potomac complex owned by the Trustees as of the calendar year ended December 31, 2004:

Dollar Range of Equity Securities Owned:	Interested Trustees:		Disinterested Trustees:
	Lawrence C. Rafferty	Jay Higgins	Kevin G. Boyle	Daniel J. Byrne	Gerald E. Shanley III
Emerging Markets Plus Fund(1)	$ 0	$ 0	$ 0	$ 0	$ 0
Emerging Markets Short Fund(1)	$ 0	$ 0	$0	$ 0	$ 0
Aggregate Dollar Range of Equity Securities in the Potomac Mutual Fund Complex(2)	$ 0	$ 0	$0	$10,001 - $50,000	$ 0

(1)	The Funds did not commence operations until October 26, 2005.
(2)
The Potomac Complex consists of the Potomac Funds which currently offers for sale to the public 20 portfolios of the 22 currently registered with the SEC and the Potomac Insurance Trust which currently offers for sale 4 portfolios of the 12 currently registered with the SEC.

&lt/R&gt
20

The Trust’s Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

No officer, director or employee of Rafferty receives any compensation from the Funds for acting as a Trustee or officer of the Trust. The following table shows the compensation earned by each Trustee for the Trust’s prior fiscal year ended August 31, 2005.

Name of Person, Position	Aggregate Compensation From the Funds	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Potomac Complex(2) Paid to the Trustees
Interested Trustees
Lawrence C. Rafferty	$0	$0	$0	$0
Jay F. Higgins	$0	$0	$0	$15,000
Disinterested Trustees
Kevin G. Boyle	$0	$0	$0	$18,500
Daniel J. Byrne	$0	$0	$0	$18,500
Richard G. Jackson(1)	$0	$0	$0	$0
Gerald E. Shanley III	$0	$0	$0	$24,500

(1)	Mr. Jackson resigned from the Board on Trustees effective October 15, 2004.

&ltR&gt
(2)
The Potomac Complex consists of the Potomac Funds which currently offers for sale to the public 20 portfolios of the 22 currently registered with the SEC and the Potomac Insurance Trust which currently offers for sale 4 portfolios of the 12 currently registered with the SEC.

&lt/R&gt

Principal Shareholders, Control Persons, and Management Ownership

&ltR&gt
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund. As of November 30, 2005, the control persons or principal holders of the Funds are set forth below.
&lt/R&gt

21

&ltR&gt
Emerging Markets Plus Fund

Name and Address	% Ownership
FTC & Co. Attn: Datalynx House A/C P.O. Box 173736 Denver, CO 80217-3736	94.79%
&lt/R&gt

Emerging Markets Short Fund
&ltR&gt
Name and Address	% Ownership
National Financial Services Corp. For the Exclusive Benefit of Our Customers One World Center 200 Liberty Street, 5th Floor New York, NY 10281-5503	90.77%
Rafferty Asset Management LLC 59 Hilton Avenue Garden City, NY 11530-2817	9.23%

In addition, as December 5, 2005, the Trustees and officers as a group owned less than 1% of the outstanding shares of each Fund.
&lt/R&gt

Investment Adviser

Rafferty Asset Management, LLC, 33 Whitehall Street, 10th Floor, New York, New York, 10004, provides investment advice to the Funds. Rafferty was organized as a New York limited liability corporation in June 1997. Lawrence C. Rafferty controls Rafferty through his ownership in Rafferty Holdings, LLC.

Under an Investment Advisory Agreement between the Trust, on behalf of the Funds, and Rafferty (“Advisory Agreement”), Rafferty provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations, subject to the supervision of the Trustees. Rafferty bears all costs associated with providing these advisory services. The Trust bears all other expenses that are not assumed by Rafferty as described in the Prospectus. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which the Funds may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

Pursuant to the Advisory Agreement, the Funds pay Rafferty at an annual rate of 0.75% based on their average daily net assets.

Rafferty has voluntarily agreed to waive its fees and/or reimburse operating expenses to the extent that the each Fund’s expenses exceed 1.50% of average daily net assets for the period ending August 31, 2006 (excluding dividends and interest on short positions). If overall expenses fall below this percentage limitation, then each Fund may reimburse Rafferty within the following three years. There is no assurance that Rafferty will continue this waiver after this date.

22

&ltR&gt
The Advisory Agreement was initially approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of the Funds, in compliance with the 1940 Act. The Advisory Agreement continues in force for an initial period of two years after the date of its approval. The Agreement is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Rafferty or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of the Fund. The Advisory Agreement automatically terminates on assignment and is terminable on a 60 day written notice either by the Trust or Rafferty.
&lt/R&gt

In evaluating the appointment of Rafferty as adviser to the Funds, the Trustees (including all Independent Trustees) considered, among others, the following factors: (1) Rafferty’s experience in providing quality services; (2) Rafferty’s personnel who will perform services for the Funds; (3) Rafferty’s plans for raising assets for the Funds; (4) the fairness and reasonableness of the proposed advisory fee, taking into consideration fees charged by comparable emerging market funds and the active trading program associated with managing the Funds; (5) Rafferty’s representation that its anticipated costs and profitability are difficult to gauge prior to the Funds becoming operational; (6) the proposed voluntary limits on expenses by Rafferty; (7) Rafferty’s ability to adopt and implement compliance and control functions for the Funds; (8) Rafferty’s fund trading activities and its capability for executing fund transactions; (9) Rafferty’s commitment not to use soft dollar arrangements in connection with Fund transactions and to seek attractive brokerage rates and best execution; and (10) Rafferty’s representation that it would consider adding breakpoints to its management fees if the Funds experience economies of scale. The Board did not consider the investment performance of the Funds as they had not yet commenced operations.

The Board determined that the Investment Advisory Agreement was fair and reasonable in light of the services to be performed, fees, expenses and other such matters that the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously approved the Agreement for the Funds on August 17, 2005.

Rafferty shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Trust, Rafferty and the distributor have adopted Codes of Ethics (“Codes”). These Codes permit portfolio managers and other access persons of the Funds to invest in securities that may be owned by the Funds, subject to certain restrictions.

Portfolio Manager

The Funds are managed by an investment committee consisting of Sean Smyth, Ryan King, Brendan Murray, and Paul Brigandi. In addition to the Funds, the committee manages the following other accounts as of August 31, 2005:

23

&ltR&gt
Other Accounts	Total Number of Accounts	Total Assets	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Registered Investment Companies	10	$192 million	0	0
Other Pooled Investment Vehicles	6	$189 million	0	0
Other Accounts	0	0	0	0
&lt/R&gt

Rafferty manages no other accounts with an investment objective similar to that of the Funds. However, the Funds may invest in the same securities but the nature of each investment (long or short) may be opposite and in different proportions. Rafferty ordinarily executes transactions for the Funds “market-on-close,” in which Funds purchasing or selling the same security receive the same closing price.

Rafferty has not identified any additional material conflicts between the Funds and other accounts managed by the investment committee. However, other actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Funds and other accounts. The management of the Funds and other accounts may result in unequal time and attention being devoted to the Funds and other accounts. Rafferty’s management fees for the services it provides to other accounts varies and may be higher or lower than the advisory fees it receives from the Fund. This could create potential conflicts of interest in which the portfolio manager may appear to favor one investment vehicle over another resulting in an account paying higher fees or one investment vehicle out performing another.

&ltR&gt
As of August 31, 2005, the investment committee’s compensation is paid by Rafferty and not the Funds. Their compensation primarily consists of a fixed base salary and a bonus. The investment committee’s salary is reviewed annually and increases are determined by factors such as performance and seniority. Bonuses are determined by the individual performance of an employee including factors such as attention to detail, process, and efficiency, and are impacted by the overall performance of the firm. The investment committee’s salary and bonus are not based on the Funds’ performance and as a result, no benchmarks are used.

Because the Funds commenced operations on October 26, 2005, the members of the investment committee did not own any shares of the Funds as of August 31, 2005.
&lt/R&gt

Proxy Voting Policies and Procedures

The Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to Rafferty the responsibility for voting proxies relating to portfolio securities held by each Fund as part of Rafferty’s investment advisory services, subject to the supervision and oversight of the Board. The Proxy Voting Policies of Rafferty are attached as Appendix A. Notwithstanding this delegation of responsibilities, however, the Funds retain the right to vote proxies relating to their portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Funds and their shareholders, taking into account the value of each Fund’s investments.

24

More Information. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free, 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

Fund Administrator, Fund Accountant, Transfer Agent and Custodian

&ltR&gt
U.S. Bancorp Fund Services, LLC (“Administrator”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administrative, fund accounting and transfer agent services to the Funds. U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, an affiliate of the Administrator, provides custodian services to the Funds.

Pursuant to an Administration Servicing Agreement between the Trust and the Administrator, the Administrator provides the Trust with administrative and management services (other than investment advisory services). As compensation for these services, the Trust pays the Administrator a fee based on the Trust’s total average daily net assets of 0.06% on assets up to $1 billion, 0.05% on assets between $1 billion and $3.0 billion, 0.04% on assets between $3.0 billion and $6 billion and 0.03% on the remaining balance with a minimum fee of $20,000 per fund. The Administrator also is entitled to certain out-of-pocket expenses.

Pursuant to a Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC (“Fund Accountant”), the Fund Accountant provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. For these services, the Trust pays the Fund Accountant a fee based on the Trust’s total average daily net assets of 0.015% on assets between $ 500 million and $ 3 billion and 0.01% on the remaining balance with a minimum fee of $23,000 per fund. The Fund Accountant also is entitled to certain out-of-pocket expenses, including pricing expenses.

Pursuant to a Custodian Agreement, U.S. Bank, N.A. serves as the custodian of the Funds’ assets. Under the terms of the Custodian Agreement, the Custodian holds and administers the assets in the Funds’ portfolios.  The Custodian receives an annual fee based on the Trust’s total average daily net assets of 0.03% on assets up to $500 million, 0.025% on assets between $500 million and $1 billion and 0.02% on the remaining balance. The Custodian also is entitled to certain out-of-pocket expenses.
&lt/R&gt

Distributor

Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as the distributor (“Distributor”) in connection with the continuous offering of the Funds’ shares. The Distributor and participating dealers with whom it has entered into dealer agreements offer shares of the Funds as agents on a best efforts basis and are not obligated to sell any specific amount of shares. For the fiscal year ended August 31, 2005, the Distributor received $90,000 as compensation from Rafferty for distribution services for the Trust. Mr. Rafferty is an affiliated person of the Distributor.

Distribution Plan

&ltR&gt
Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted a Rule 12b-1 Plan of Distribution (“Plan”) for the Investor Class Shares of the Funds pursuant to which the Funds may pay certain expenses incurred in the distribution of the Investor Class Shares and the servicing and maintenance of existing shareholder accounts. Pursuant to the Plan, the Funds may pay up to 1.00% of their average daily net assets. The Plan provides that the Distributor will be compensated regardless of expenses it incurs.
&lt/R&gt

25

&ltR&gt
The Plan was approved by the Trustees, including the Independent Trustees of the Funds. In approving the Plan, the Trustees determined that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders. The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plan and the purposes for which such expenditures were made. With the exception of the Distributor, as the Funds’ principal underwriter, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.
&lt/R&gt

The Plan permits payments to be made by the Funds to the distributor or other third parties for expenditures incurred in connection with the distribution of Fund shares to investors and the provision of certain shareholder services. The Distributor or other third parties are authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of the Funds. In addition, the Plan authorizes payments by the Funds to the Distributor or other third parties for the cost related to selling or servicing efforts, preparing, printing and distributing Fund prospectuses, statements of additional information, and shareholder reports to investors.

Independent Registered Public Accounting Firm

Ernst & Young LLP (“E&Y”), 233 S. Wacker Drive, Chicago, Illinois 60606, is the independent registered public accounting firm for the Trust.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally as of 4:00 p.m. Eastern time), each day the NYSE is open for business. The NYSE is not open on New Year’s Day, Presidents’ Day, Martin Luther King’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

&ltR&gt
A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities traded principally on the NASDAQ® National Market are normally valued at the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ® each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices; in that case, NASDAQ® will adjust the price to equal the inside bid or asked price, whichever is closer. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.

When market quotations for options and futures positions held by the Funds are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available or for which Rafferty has reason to question the validity of quotations received are valued at fair value by procedures as adopted by the Board.

For purposes of determining net asset value per share of the Funds, options and futures contracts are valued at the last sale prices of the exchanges on which they trade. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the last sale price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the last sale price for a like option acquired on the day on which the option is being valued. A last sale price may not be used for the foregoing purposes if the market makes a limit move with respect to a particular instrument.
&lt/R&gt

26

&ltR&gt
OTC securities held by the Funds will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of the Funds that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Dividend income is recorded on the ex-dividend date.

Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. If the Board determines that the amortized cost method does not represent the fair value of the short-term investment, the investment will be valued at fair value as by procedures adopted by the Board. U.S. government securities are valued at the mean between the closing bid and asked price provided by an independent third party pricing service (“Pricing Service”).
&lt/R&gt

Other debt securities are valued by using the mean between the closing bid and asked price provided by the Pricing Service. If the closing bid and asked price are not readily available, the Pricing Service may provide a price determined by a matrix pricing method, which is a mathematical technique used to value fixed-income securities without relying exclusively on quoted prices. In the absence of market quotations or matrix-derived prices from the Pricing Service, the debt securities will be valued at fair value as determined in good faith by the Board.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Rafferty or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations. The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of the Funds are valued at fair value.

For purposes of calculating their daily NAV, the Funds typically reflect changes in their holdings of portfolio securities on the first business day following a portfolio trade (commonly known as “T+1 accounting”). However, each Fund is permitted to include same day trades when calculating its NAV (commonly referred to as “trade date accounting”) on days when the Fund receives substantial redemptions. Such redemptions can result in an adverse impact on a Fund’s NAV when there is a disparity between the trade price and the closing price of the security. Thus, a Fund’s use of trade date accounting is likely to lessen the impact of substantial redemptions on the Fund’s NAV.

PURCHASES AND REDEMPTIONS

Retirement Plans

Individuals who earn compensation and who have not reached age 70½ before the close of the year generally may establish an individual retirement account (“IRA”). An individual may make limited contributions to an IRA of up to $4,000 per taxable year (or $8,000 if such contributions also are made for a nonworking spouse and a joint return is filed) through the purchase of shares of the Funds; these maximum contributions increase by $500 if you attain age 50 before the end of the taxable year ($1000 if both you and your spouse do so). The Internal Revenue Code of 1986, as amended (“Code”), limits the deductibility of IRA contributions to taxpayers who are not active participants (and, under certain circumstances, whose spouses are not active participants, unless their combined adjusted gross income does not exceed $150,000) in employer-provided retirement plans or who have adjusted gross income below certain levels. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to the same limits as referred to above. In addition, individuals whose with their spouse’s earnings) do not exceed a certain level may establish a “Roth IRA”; although contributions thereto are nondeductible, withdrawals from a Roth IRA will not be taxable under certain circumstances. An IRA also may be used for certain “rollovers” from qualified benefit plans and from Section 403(b) annuity plans.

27

Fund shares also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

Redemption in Kind

The Trust has filed a notice of election under Rule 18f-1 of the 1940 Act which obligates the Funds to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of each Fund’s net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs. Shareholders who receive futures contracts or options on futures contracts in connection with a redemption in kind may be responsible for making any margin payments due on those contracts.

Redemptions by Telephone

Shareholders may redeem shares by telephone. When acting on verbal instructions believed to be genuine, the Trust, Rafferty, Transfer Agent and their trustees, directors, officers and employees are not liable for any loss resulting from a fraudulent telephone transaction request and the investor will bear the risk of loss. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. To the extent that the Trust, Rafferty, Transfer Agent and their trustees, directors, officers and employees do not employ such procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions.

Receiving Payment

Payment of redemption proceeds will be made within seven days following the Funds’ receipt of your request (if received in good order as described below) for redemption. For investments that have been made by check, payment on redemption requests may be delayed until the Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Trust (which may require up to 10 calendar days). To avoid redemption delays, purchases may be made by cashiers or certified check or by direct wire transfers.

A redemption request will be considered to be received in “good order” if:

•	The number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;

•	Any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

28

•
Any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

•
The signatures on any written redemption request of $100,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by U.S. Bancorp Fund Services, LLC, as transfer agent, under its current signature guarantee program.

The right of redemption may be suspended or the date of payment postponed for any period during which (1) the NYSE is closed (other than customary weekend or holiday closings); (2) trading on the NYSE is restricted; (3) situations where an emergency exists as a result of which it is not reasonably practicable for the Funds to fairly determine the value of their net assets or disposal of the Funds’ securities is not reasonably practicable; or (4) the SEC has issued an order for the protection of the Funds’ shareholders.

Anti-Money Laundering

The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, the Funds may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a government agency. In addition, pursuant to the Funds’ Customer Identification Program, the Funds’ Transfer Agent will complete a thorough review of all new opening account applications and will not transact business with any person or entity whose identity cannot be adequately verified.

EXCHANGE PRIVILEGE

&ltR&gt
An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents or (2) a telephone request for such exchange in accordance with the procedures set forth in the Prospectus and below. Telephone requests for an exchange received by the Funds before 4:00 pm Eastern time will be effected at the close of regular trading on that day. Requests for an exchange received after the close of regular trading will be effected on the NYSE’s next trading day. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

The Trust reserves the right to reject any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time. In addition, the Trust may terminate this exchange privilege upon a 60-day notice.
&lt/R&gt

SHAREHOLDER INFORMATION

Each share of a Fund gives the shareholder one vote in matters submitted to shareholders for a vote. Each class of a Fund has equal voting rights, except that, in matters affecting only a particular class or series, only shares of that class or series are entitled to vote. Share voting rights are not cumulative, and shares have no preemptive or conversion rights. Shares are not transferable. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in a Trust’s or a Fund’s operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust’s outstanding shares.

29

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Dividends and Other Distributions

Dividends from net investment income are distributed and distributions of any realized net capital gains are made as described in the Prospectus under “Distributions and Taxes.” All distributions from a Fund normally are automatically reinvested without charge in additional shares of that Fund.

&ltR&gt
&lt/R&gt
Taxes

Regulated Investment Company Status. Each Fund is treated as a separate corporation for federal income tax purposes and intends to continue to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Code. If a Fund so qualifies and satisfies the Distribution Requirement (defined below) for a taxable year, the Fund will not be subject to federal income tax on the part of its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long term capital loss (“short term capital gain”), all determined without regard to any deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term loss) it distributes to its shareholders for that year.

To qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (“Distribution Requirement”) and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities (“Income Requirement”); and (2) at the close of each quarter of the Fund’s taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than government securities or the securities of other RICs) of any one issuer (collectively, “Diversification Requirements”).

&ltR&gt
Although the Funds intend to continue to satisfy all the foregoing requirements, there is no assurance that they will be able to do so. The investment by a Fund primarily in options and futures positions entails some risk that it might fail to satisfy the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation used by a Fund, pursuant to which it would be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the Internal Revenue Service, which might apply a different method resulting in disqualification of the Fund.
&lt/R&gt

If a Fund failed to qualify for treatment as a RIC any taxable year, (1) its taxable income, including net capital gain, would be taxed at corporate income tax rates (up to 35%) and it would not receive a deduction for distributions to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income, except for the part of those dividends that is “qualified dividend income” (described in the Prospectus) (“QDI”), which is subject to a maximum federal income tax rate of 15%) to the extent of the Fund’s earnings and profits. In addition, a Fund would be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

30

General. If a Fund’s shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable distribution.

The Funds will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent they fail to distribute by the end of any calendar year substantially all of their ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends distributed by a Fund (including distributions of net short-term capital gain), if any, are taxable to its shareholders as ordinary income (at rates up to 35% for individuals), except to the extent they constitute QDI regardless of whether the dividends are reinvested in Fund shares or received in cash. Distributions of a Fund’s net capital gain, if any, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether the distributions are reinvested in Fund shares or received in cash. A shareholder’s sale (redemption) of Fund shares may result in a taxable gain, depending on whether the redemption proceeds are more or less than the adjusted basis for the shares. An exchange of Fund shares for shares of another Fund generally will have similar consequences.

&ltR&gt
Income from Foreign Securities. Dividends and interest a Fund receives, and gains it realizes on foreign securities, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

The Funds may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to Federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the 15% maximum federal income tax rate on individuals’ QDI.
&lt/R&gt

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then, in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain -- which the Fund probably would have to distribute to satisfy the Distribution Requirement -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

&ltR&gt
The Funds may elect to “mark to market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC’s stock over the Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. A Fund’s adjusted basis in each PFIC’s stock with respect to which it makes this election would be adjusted to reflect the amounts of income included and deductions taken thereunder.
&lt/R&gt

31

Gains or losses (1) from the disposition of foreign currencies (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues dividends, interest or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders.

Derivatives Strategies. The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from options and futures the Funds derive with respect to its business of investing in securities will be qualifying income under the Income Requirement.

“Non-equity options” (i.e., listed options, such as those on “broad-based” stock indices) and futures in which a Fund may invest may be “section 1256 contracts.” Section 1256 contracts that the Funds hold at the end of each taxable year, other than section 1256 contracts that are part of a “mixed straddle” with respect to which the Funds have made an election not to have the following rules apply, must be “marked-to-market” (that is, treated as sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the Fund may invest. That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options and futures contracts are positions in personal property. Under that section any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. If the Funds make certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of straddle transactions are not entirely clear.

If a call option written by a Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and the Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto. If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis of the subject securities or futures contract.

32

If the Funds have an “appreciated financial position” -- generally, an interest (including an interest through an option, futures contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a “constructive sale” of the position, a Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures contract the Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is a Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

&ltR&gt
The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Funds. No attempt is made to present a complete explanation of the federal tax treatment of the Funds’ and their shareholder activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the Funds and to distributions therefrom.
&lt/R&gt

FINANCIAL STATEMENTS

&ltR&gt
No financial statements are available for the Funds because they commenced operations after August 31, 2005.
&lt/R&gt

33

Appendix A

RAFFERTY ASSET MANAGEMENT, LLC
PROXY VOTING POLICIES AND PROCEDURES

Rafferty Asset Management, LLC (“RAM”) has adopted the following guidelines (the “Guidelines”) pursuant to which, in the absence of special circumstances, generally shall vote proxies. These Guidelines are designed to reasonably ensure that proxies are voted in the best interest of the shareholders of the Funds.

I. Duty to Vote Proxies

RAM views seriously its responsibility to exercise voting authority over securities that are owned by the Funds.

A. It is the policy of RAM to review each proxy statement on an individual basis and to vote exclusively with the goal to best serve the financial interests of the Funds’ shareholders.

B. To document that proxies are being voted, RAM will keep a record reflecting when and how each proxy is voted. RAM will keep and maintain such records consistent with the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”), and other applicable regulations. RAM will make its proxy voting history and policies and procedures available to shareholders upon request. The proxy voting history and policies and procedures will be available via our website, www.potomacfunds.com, or in written form. If requested in written form, the proxy voting history and policies and procedures shall be sent to a shareholder within three business days of such a request. To request a written copy, shareholders, or their agents, may contact RAM at (800) 851-0511 or by writing to the Funds at PO Box 1993, Milwaukee, Wisconsin 53201.

II. Guidelines for Voting Proxies

RAM will generally vote proxies so as to promote the long-term economic value of the underlying securities, and generally will follow the Guidelines provided below. Each proxy proposal should be considered on its own merits, and an independent determination will be made whether to support or oppose management’s position. RAM believes that the recommendation of management should be given substantial weight, but RAM will not support management proposals that may be detrimental to the underlying financial value of a stock.

The Potomac Funds portfolio management department will be responsible for administrating and overseeing the proxy voting process.

The Guidelines set forth below deal with the two basic categories of proxy proposals. While they are not exhaustive, they do provide a good indication of RAM’s general approach to a wide range of issues.

RAM usually will oppose proposals that dilute the economic interest of shareholders, reduce shareholders’ voting rights, or otherwise limit their authority. Proxies will be voted in what is believed to be in the fund shareholders’ best interest and not necessarily always with management. Each situation is considered individually within the general guidelines. Routine proposals normally are voted based on the recommendation of the issuer’s management. Non-routine proposals that could meaningfully impact the position of existing shareholders are given special consideration and voted in a manner that is believed to support the interests of the funds’ shareholders.

A-1

1. Routine Proposals

Routine proposals are those that do not propose to change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, routine proposals include:

•	Approval of auditors
•	Election of directors and officers of the corporation
•	Indemnification provisions for directors
•	Liability limitations of directors
•	Name changes
•	Declaring stock splits
•	Elimination of preemptive rights
•	Incentive compensation plans
•	Changing the date and/or the location of the annual meetings
•	Minor amendments to the articles of incorporation
•	Employment contracts between the company and its executives and remuneration for directors
•	Automatic dividend reinvestment plans
•	Retirement plans, pensions plans and profit sharing plans, creation of and amendments thereto

2. Non-Routine Proposals

These proposals are more likely to affect the structure and operations of the corporation and, therefore, will have a greater impact on the value of the stock. The portfolio voting the proxy will review each issue in this category on a case-by-case basis. RAM will be especially critical of lavish executive compensation and highly priced merger acquisition proposals, which would tend to lower future corporate earnings potential.

Non-routine proposals typically include:

•  Mergers and acquisitions
•  Restructuring
•  Re-incorporation or formation
•  Changes in capitalization
•  Increase or decrease in number of directors
•  Increase or decrease in preferred stock
•  Increase or decrease in common stock
•  Stock option plans or other compensation plans
•  Social issues
•  Poison pills
•  Golden parachutes
•  Greenmail
•  Supermajority voting
•  Board classification without cumulative voting
•  Confidential voting

A-2

RAM will typically accept management’s recommendations on shareholder proposed social issues, since it does not have the means to either evaluate the economic impact of such proposals, or determine a consensus among shareholders’ social and political viewpoints.

III. Conflicts of Interests

Each proxy is reviewed by RAM to assess the extent to which there may be a material conflict of interest between RAM, its affiliated companies and their clients. In addition, for the Potomac Funds, RAM will assess to the extent there may be a conflict between Potomac Funds shareholders’ interests and the interests of RAM or the Funds’ principal underwriter. In these instances, RAM will disclose the conflict to clients and obtain their consents before voting. With respect to conflicts of interest for the Funds, the Board of Trustees will be notified as to the nature of the conflict. Client contact forms, which detail the communication between the client and RAM regarding their voting direction will be maintained by RAM for a period of not less than a rolling twelve-month period.

IV. Recordkeeping and Reporting

RAM is required to maintain records of proxies voted pursuant to Section 204(2) of the Advisers Act and Rule 204-2(c) thereunder. RAM will maintain and make available to fund shareholders for review a copy of its proxy voting policies and procedures, a record of each vote cast, and each written and verbal shareholder request for proxy voting records. In addition, RAM will maintain appropriate proxy voting records for the Funds in compliance with applicable regulations under the Investment Company Act of 1940, as amended.

Proxy voting books and records are maintained by RAM for five years, the first two years can be accessed via the Funds’ website, www.potomacfunds.com, or requested in written form. If requested in written form, the proxy voting history and policies and procedures shall be sent to a shareholder within three business days of such a request. To request a written copy, shareholders, or their agents, may contact RAM at (800) 851-0511 or by writing to the Funds at PO Box 1993, Milwaukee, Wisconsin 53201. A copy of the twelve-month voting history of the Funds will be made available on the SEC’s website at http://www.sec.gov beginning August 1, 2004 for the twelve-month period beginning July 1, 2003, in accordance with applicable regulations under the 1940 Act.

Effective July 1, 2003

A-3

POTOMAC FUNDS

Dynamic HY Bond Fund
HY Bear Fund

STATEMENT OF ADDITIONAL INFORMATION

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

&ltR&gt
The Potomac Funds (the “Trust”) is a management investment company, or mutual fund, which currently offers to the public a variety of investment portfolios. This Statement of Additional Information (“SAI”) relates to the Investor Class of the Dynamic HY Bond Fund and the HY Bear Fund (the “Funds”).

This SAI dated December 29, 2005 is not a prospectus. It should be read in conjunction with the Funds’ Prospectus dated December 29, 2005. This SAI is incorporated by reference into the Funds’ Prospectus. In other words, it is legally part of the Funds’ Prospectus.

To receive a copy of the Prospectus, without charge, write or call the Trust at the address or telephone number above.

Dated: December 29, 2005
&lt/R&gt

&ltR&gt
 &lt/R&gt
i

&ltR&gt
Anti-Money Laundering	34
EXCHANGE PRIVILEGE	34
SHAREHOLDER INFORMATION	35
DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES	35
Dividends and Other Distributions	35
Taxes	35
FINANCIAL STATEMENTS	39
APPENDIX A: DESCRIPTION OF CORPORATE BOND RATINGS	A-	1
APPENDIX B: PROXY VOTING POLICIES	B-	1
&lt/R&gt

ii

THE POTOMAC FUNDS

&ltR&gt
The Trust is a Massachusetts business trust organized on June 6, 1997 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of twenty-two separate series, of which 20 are currently offered to the public. This SAI relates only to the Dynamic HY Bond Fund (the “Dynamic Fund”) and the HY Bear Fund (the “Bear Fund”).
&lt/R&gt

The Funds currently offer Investor Class shares, which are designated for sale directly to investors without a sales charge. Each Fund is designed principally for experienced investors who intend to follow an asset allocation strategy. Neither Fund is designed for inexperienced or less sophisticated investors.

CLASSIFICATION OF THE FUNDS

Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each Fund is considered “non-diversified” because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers. To the extent that a Fund assumes large positions in the securities of a small number of issuers, the Fund’s net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market’s assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

A Fund’s classification as a “non-diversified” investment company means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to meet certain diversification standards at the end of each quarter of their taxable year required by Subchapter M of the Internal Revenue Code.

INVESTMENT POLICIES AND TECHNIQUES

The Funds, under normal circumstances, will invest at least 80% of their net assets (plus any borrowings for investment purposes) in high-yield debt instruments, commonly referred to as “junk bonds,” or derivatives of such instruments. The Subadviser will generally create long positions for the Dynamic Fund and short positions for the Bear Fund. The Funds may engage in the types of transactions discussed below and in the Funds’ Prospectus. There is no assurance that any method of investment available to the Funds will result in the achievement of their objectives.

Asset-Backed Securities

&ltR&gt
The Funds may invest in asset-backed securities of any rating or maturity. Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables.

The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value. Value is also affected if any credit enhancement has been exhausted.
&lt/R&gt
1

Bank Obligations

Money Market Instruments. The Funds may invest in bankers’ acceptances, certificates of deposit, demand and time deposits, savings shares and commercial paper of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”). The Funds also may invest in high quality, short-term, corporate debt obligations, including variable rate demand notes, having a maturity of one year or less. Because there is no secondary trading market in demand notes, the inability of the issuer to make required payments could impact adversely a Fund’s ability to resell when it deems advisable to do so.

Bankers’ Acceptances. Bankers’ acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods. They are termed “accepted” when a bank writes on the draft its agreement to pay it at maturity, using the word “accepted.” The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity.

Certificates of Deposit (“CDs”). The FDIC is an agency of the U.S. government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured to the extent this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.

&ltR&gt
Commercial Paper. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. The Fund may invest in commercial paper rated A-l or A-2 by Standard & Poor’s® (“S&P®”) or Prime-1 or Prime-2 by Moody’s Investors Services®, Inc (“Moody’s”), and in other lower quality commercial paper.

Corporate Debt Securities

The Funds may invest in investment grade corporate debt securities. Investment grade corporate bonds are those rated BBB or better by S&P® or Baa or better by Moody’s. Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics. See Appendix A for a description of corporate bond ratings. The Funds may also invest in unrated securities.

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured.
&lt/R&gt

2

&ltR&gt
The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid-and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

Equity Securities
&lt/R&gt

Common Stocks. The Funds may invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

&ltR&gt
Convertible Securities. The Funds may invest in convertible securities that may be considered high yield securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. When investing in convertible securities, the Funds may invest in the lowest rating category.
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Preferred Stock. The Funds may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. When investing in preferred stocks, the Funds may invest in the lowest rating category.
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Warrants and Rights. The Funds may purchase warrants and rights, which are instruments that permit the Funds to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration, but they usually do not have voting rights or pay dividends. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.
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Foreign Securities

The Funds may have both direct and indirect exposure to foreign securities through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices. In most cases, the best available market for foreign securities will be on exchanges or in over-the-counter (“OTC”) markets located outside the United States.

Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, political or financial instability or diplomatic and other developments that could affect such investments. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.

Illiquid Investments and Restricted Securities

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The Funds may purchase and hold illiquid investments. A Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”), which the Trust’s Board of Trustees (“Board” or “Trustees”) or Rafferty Asset Management, LLC (“Rafferty” or “Adviser”), the Funds’ investment adviser has determined under Board-approved guidelines are liquid.

The term “illiquid investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Funds have valued the investments. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days; (2) securities for which market quotations are not readily available; (3) OTC options and their underlying collateral; (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand; (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board; and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions. The assets used as cover for OTC options will be considered illiquid unless the OTC options are sold to qualified dealers who agree to allow repurchase of any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.
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The Funds may not be able to sell illiquid investments when Rafferty or Transamerica Investment Management, LLC (“Transamerica” or “Subadviser”) considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. (Collectively, Rafferty and Transamerica are referred to herein as “Advisers” in certain circumstances.) In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on net asset value.
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Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities, however, could affect adversely the marketability of such portfolio securities and the ability to dispose of such securities promptly or at reasonable prices.

Indexed Securities

The Funds may purchase indexed securities, which are securities, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See “Illiquid Investments and Restricted Securities” above.

Investments in indexed securities are considered investments in other investment companies discussed below.

Interest Rate Swaps

The Funds may enter into interest rate swaps for hedging purposes and non-hedging purposes. Since swaps are entered into for good faith hedging purposes or are offset by a segregated account maintained by an approved custodian, Rafferty believes that swaps do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Funds’ borrowing restrictions. The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or other liquid securities having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund’s custodian. A Fund will not enter into any interest rate swap unless Rafferty or the Subadviser believes that the other party to the transaction is creditworthy. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreement. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.

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Junk Bonds

The Funds may invest in lower rated debt securities of any maturity, often called “junk bonds.”

“Junk Bonds” generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default. There can be no assurance that such declines will not recur.

The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Funds’ ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market. Changes by recognized rating services in their rating of a fixed-income security may affect the value of these investments. The Funds will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Advisers will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund’s investment objective.
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Options, Futures and Other Strategies

General. The Funds may use certain options (traded on an exchange and OTC, or otherwise), futures contracts (sometimes referred to as “futures”) and options on futures contracts (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (“CFTC”). In addition, a Fund’s ability to use Financial Instruments will be limited by tax considerations. See “Dividends, Other Distributions and Taxes.”Pursuant to a claim for exemption filed with the National Futures Association on behalf of each Fund, the Funds are not deemed to be “commodity pool operators” or a “commodity pools” under the Commodity Exchange Act and are not subject to the registration or regulation as such under the Commodity Exchange Act.

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In addition to the instruments, strategies and risks described below and in the Prospectus, the Advisers may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as the Advisers develop new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The Advisers may utilize these opportunities to the extent that they are consistent with the Fund’s investment objective and permitted by the Fund’s investment limitations and applicable regulatory authorities. The Funds’ Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.
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Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

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(1)  Successful use of most Financial Instruments depends upon the Advisers’ ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by the Advisers may still not result in a successful transaction. The Advisers may be incorrect in their expectations as to the extent of market movements or the time span within which the movements take place that, thus, may result in the strategy being unsuccessful.
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(2)   Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3)  As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If a Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(4)  Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

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Cover. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts; or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. (“Custodian”), in the prescribed amount as determined daily.
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Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover or accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

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Options. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange® (“CBOE®”), the American Stock Exchange® (“AMEX®”) and other exchanges, as well as the OTC markets.
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By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counter-party (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counter-party from which it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter-party to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

The Funds’ ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counter-party, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counter-party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

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If a Fund was unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Futures Contracts and Options on Futures Contracts. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When a Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of a Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. A Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Funds may be required by an exchange to increase the level of their initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin does not involve borrowing, but rather represents a daily settlement of the Funds’ obligations to or from a futures commission merchant. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

9

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Combined Positions. A Fund may purchase and write options in combination with each other. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

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Other Investment Companies

The Funds may invest in the securities of other investment companies. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with a Fund’s own operations.

The Funds intend to limit its investments in securities issued by other investment companies in accordance with the 1940 Act. Section 12(d)(1) of the 1940 Act precludes a Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%.
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If the Funds invest in investment companies pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when a Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund proportionate to the vote of all other holders of such security. In addition, an investment company purchased by a Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.
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Repurchase Agreements

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The Funds may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are primary dealers in U.S. government securities. Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, a Fund purchases a U.S. government security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during a Fund’s holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. A Fund may not enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See “Illiquid Investments and Restricted Securities” above.
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A Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement. In the event of default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by the Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to repurchase the security. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited.

Reverse Repurchase Agreements

The Funds may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed to price. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obliged to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities. During that time, the Fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted. Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of a Fund’s limitation on borrowing.

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Short Sales

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The Funds may engage in short sale transactions under which a Fund sells an instrument it does not own. To complete such a transaction, a Fund must borrow the instrument to make delivery to the buyer. The Fund then is obligated to replace the instrument borrowed by purchasing the instrument at the market price at the time of replacement. The price at such time may be more or less than the price at which the instrument was sold by the Fund. Until the instrument is replaced, a Fund is required to pay to the lender amounts equal to any dividends and interests that accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed instrument, the Fund will: (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the instrument sold short; and (b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the instrument at the time the instrument was sold short; or (2) otherwise cover the Fund’s short position.
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Swap Agreements

The Funds may enter into swap agreements for purposes of attempting to gain exposure to equity or debt securities without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,”i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act. A Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities.

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Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Funds’ illiquid investment limitations. The Funds’ will not enter into any swap agreement unless Rafferty or the Subadviser believes that the other party to the transaction is creditworthy. The Funds’ bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party.
&lt/R&gt

A Fund may enter into a swap agreement in circumstances where Rafferty or Transamerica believes that it may be more cost effective or practical than buying the underlying securities or a futures contract or an option on such securities. The counter-party to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. Rafferty or Transamerica, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

&ltR&gt
Unrated Debt Securities

The Funds may also invest in unrated debt securities. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.
&lt/R&gt

U.S. Government Securities

The Funds may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (“U.S. government securities”) in pursuit of their investment objectives, in order to deposit such securities as initial or variation margin, as “cover” for the investment techniques they employ, as part of a cash reserve and for liquidity purposes.

U.S. government securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. government to purchase the agencies’ obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

13

U.S. government securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

&ltR&gt
U.S. government agencies and instrumentalities that issue or guarantee securities include the Federal Housing Administration, the Federal National Mortgage Association (“Fannie Mae©”), the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association (“Ginnie Mae®”), the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac©”), the Farm Credit Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association (“Sallie Mae©”).
&lt/R&gt

Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by Fannie Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.

&ltR&gt
Yields on short-, intermediate- and long-term U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of the Fund’s portfolio investments in U.S. government securities, while a decline in interest rates generally would increase the market value of the Fund’s portfolio investments in these securities.

Zero Coupon Securities

The Funds may invest in zero-coupon bonds of any rating or maturity.

Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality. If the issuer defaults, the holder may not receive any return on its investment. Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return. An investment in zero-coupon and delayed interest securities may cause the Funds to recognize income and make distributions to shareholders before it receives any cash payments on its investment.
&lt/R&gt
14

Other Investment Risks and Practices

Borrowing. The Funds may borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in a Fund’s net asset value and on a Fund’s investments. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds interest expenses, a Fund’s net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

The Funds may borrow money to facilitate portfolio management to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

In addition to the foregoing, a Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of its total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. A Fund may pledge portfolio securities as Rafferty or Transamerica deems appropriate in connection with any borrowings.

Lending Portfolio Securities. The Funds may lend portfolio securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan by depositing any combination of short-term government securities and cash as collateral. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily. While portfolio securities are on loan, a Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. A Fund may invest the interest received and the collateral, thereby earning additional income. Loans would be subject to termination by the lending Fund on a four-business day notice or by the borrower on a one-day notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund’s shareholders. A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. The Funds currently have no intention of lending its portfolio securities.

Portfolio Turnover. The Trust anticipates that the Funds will have very high portfolio turnover due to the active management of their portfolio. A Fund’s portfolio turnover rate is calculated by the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate. Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year. In any given period, all of a Fund’s investments may have a remaining maturity of less than one year; in which case, the portfolio turnover rate for that period would be equal to zero. However, a Fund’s portfolio turnover rate calculated with all securities whose maturities were one year or less is anticipated to be unusually high.

15

High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

INVESTMENT RESTRICTIONS

In addition to the investment policies and limitations described above and described in the Prospectus, the Trust, on behalf of each Fund, has adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of the Funds. Under the 1940 Act, a “vote of the majority of the outstanding voting securities” of a Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of a Fund; or (2) 67% or more of the shares of a Fund present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time a Fund’s borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

The Funds shall not:

1.
Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Funds’ total assets would be lent to other parties, except (1) through the purchase of a portion of an issue of debt securities in accordance with the Funds’ investment objective, policies and limitations; or (2) by engaging in repurchase agreements with respect to portfolio securities.

2.	Underwrite securities of any other issuer.

3.	Purchase, hold, or deal in real estate or oil and gas interests.

4.
Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except: (1) that the Funds may issue senior securities in connection with transactions in options, futures, options on futures and forward contracts, swaps, caps, floors, collars and other similar investments; (2) as otherwise permitted herein and in Investment Limitations Nos. 5 and 7; and (3) the Funds may make short sales of securities.

16

5.
Pledge, mortgage, or hypothecate the Funds’ assets, except: (1) to the extent necessary to secure permitted borrowings; (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis; and (3) in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

6.
Invest in physical commodities, except that a Fund may purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.

7.
Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of each Fund’s total assets); (2) as a temporary measure and then only in amounts not to exceed 5% of the value of each Fund’s total assets; (3) to enter into reverse repurchase agreements; and (4) to lend portfolio securities. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

8.
Invest more than 25% of the value of their total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Funds have adopted the following fundamental investment policy that enables them to invest in another investment company or series thereof:

Notwithstanding any other limitation, the Funds may invest all of their investable assets in an open-end management investment company with the same limitations as each Fund. For this purpose, “all of the Funds’ investable assets” mean that the only investment securities that will be held by the Funds will be the Funds’ interest in the investment company.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Board, Rafferty and/or the Funds’ Subadviser, as applicable, are responsible for decisions to buy and sell securities for the Funds, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Rafferty or Transamerica expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder. There is generally no stated commission in the case of fixed income securities, which are commonly traded in the OTC market, but the price paid usually includes an undisclosed dealer commission or mark-up.

When selecting a broker or dealer to execute portfolio transactions, Rafferty or Transamerica considers many factors, including the rate of commission or the size of the broker-dealer’s “spread,” the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty or Transamerica.

&ltR&gt
In effecting portfolio transactions for the Funds, Rafferty or Transamerica seeks to receive the closing prices of securities that are in line with those of the securities included in the applicable index and seeks to execute trades of such securities at the lowest commission rate reasonably available. With respect to agency transactions, Rafferty may execute trades at a higher rate of commission if reasonable in relation to brokerage and research services provided to the Funds or Rafferty. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The Funds believe that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds, Rafferty and/or the Funds’ Subadviser, as applicable, from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.
&lt/R&gt

17

Rafferty or Transamerica may use research and services provided to it by brokers; however, not all such services may be used by Rafferty or Transamerica in connection with the Funds. While the receipt of such information and services is useful in varying degrees and generally would reduce the amount of research or services otherwise performed by Rafferty or Transamerica, this information and these services are of indeterminable value and would not reduce Rafferty’s investment advisory fee or the subadvisory fees to be paid by Rafferty.

Purchases and sales of U.S. government securities normally are transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

&ltR&gt
Aggregate brokerage commissions paid by the Dynamic Fund for the following fiscal periods are shown in the table below.

Dynamic HY Bond Fund	Brokerage Fees Paid
Year Ended August 31, 2005*	$ 0
July 1, 2004 to August 31, 2004*	$ 0

* The Dynamic Fund usually trades securities with no stated commission, such as fixed income securities. The aggregate brokerage fees reflected above do not include undisclosed dealer commissions or mark-up/downs. As a result, the Dynamic Fund’s aggregate brokerage commissions may appear lower than if such undisclosed dealer commissions or mark-up/downs were included.
&lt/R&gt

PORTFOLIO HOLDINGS INFORMATION

The Trust maintains portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the Funds’ portfolio investments to ensure that such disclosure is in the best interests of the Funds’ shareholders. In adopting the policies, the Board of Trustees considered actual and potential material conflicts that could arise between the interests of Fund shareholders, the Adviser, distributor, or any other affiliated person of the Funds. Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

&ltR&gt
From time to time, rating and ranking organizations such as Standard & Poor’s® and Morningstar, Inc. may request complete portfolio holdings information in connection with rating the Funds. Similarly, pension plan sponsors, consultants and/or other financial institutions may request a complete list of portfolio holdings in order to assess the risks of the Funds’ portfolio along with related performance attribution statistics. The Trust believes that these third parties have legitimate objectives in requesting such portfolio holdings information. To prevent such parties from potentially misusing portfolio holdings information, the Funds will generally only disclose such information as of the end of the most recent calendar quarter with a lag of approximately 60 days. In addition, the Funds’ President or Chief Compliance Officer may grant exceptions to permit additional disclosure of portfolio holdings information at differing times and with differing lag times to rating agencies and to the parties noted above, provided that: (1) the recipient is subject to a confidentiality agreement; (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Funds and will not use the information to facilitate or assist in any investment program; and (3) the recipient will not provide access to third parties to this information. The Chief Compliance Officer shall report any disclosures made pursuant to this exception to the Board of Trustees.
&lt/R&gt

18

In addition, the Funds’ service providers, such as, custodian, administrator, transfer agent, distributor, legal counsel and independent registered public accounting firm may receive portfolio holdings information in connection with their services to the Funds. In no event shall the Advisers, their affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

&ltR&gt
In the event a portfolio holdings disclosure made pursuant to the policies presents a conflict of interest between the Funds’ shareholders and Rafferty, the Subadviser, the distributor and their affiliates or employees and any affiliated person of the Funds, the disclosure will not be made unless a majority of the Independent Trustees approves such disclosure.
&lt/R&gt

MANAGEMENT OF THE TRUST

Trustees and Officers

The business affairs of the Trust are managed by or under the direction of the Board of Trustees. The Trustees are responsible for managing the Funds’ business affairs and for exercising all of the Funds’ powers except those reserved to the shareholders. A Trustee may be removed by a written instrument, signed by at least two-thirds of the Trustees or by a two-thirds vote of the outstanding Trust shares.

The following table is a list of the Trustees and officers of the Trust, their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust. Each Trustee of the Trust also serves on the Board of the Potomac Insurance Trust, the other registered investment company in the Potomac mutual fund complex. Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004.

19

&ltR&gt
Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee
Lawrence C. Rafferty(1) Age: 63	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	34	None
Jay F. Higgins(1) Age: 61	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Chairman, Bengal Partners, LLC, 1998-present (NASD Broker-Dealer).	34	Dwango North America Corp. (radio, telephone communications)

Non-Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee
Daniel J. Byrne Age: 62	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992-present; Trustee, The Opening Word Program, Wyandanch, New York.	34	None
Kevin G. Boyle(2) Age: 65	Trustee	Lifetime of Trust until removal or resignation; Since 2002	President, Kevin G. Boyle Securities, Inc., 1981-present.	34	None
Gerald E. Shanley III Age: 62	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985-present; Trustee of Estate of Charles S. Payson, 1987-present.	34	None
&lt/R&gt

20

&ltR&gt
Officers
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee
Daniel D. O’Neill Age: 38	Chief Executive Officer;	One Year; Since 2003	Managing Director of Rafferty, 1999-present.	N/A	None
	President	One Year; Since 1999
Timothy P. Hagan Age: 64	Chief Compliance Officer	One Year; Since 2004	Vice President of Rafferty, 1997-present.	N/A	None
	Chief Financial Officer	One Year; Since 2004; From 1997-2001
Philip A. Harding Age: 64	Senior Vice President	One Year; Since 1999	Vice President of Rafferty, 1997-present.	N/A	None
Sean Smyth Age: 34	Vice President	One Year; Since 2005	Lead Portfolio Manager of Rafferty, 2005-present; Portfolio Manager, Gartmore Global Investments from 2000-2005.	N/A	None
Louis Flamino Age: 30	Vice President	One Year; Since 2005	Wholesaler of Rafferty, 1999-present.	N/A	None
Neil Kelly Age: 43	Vice President	One Year; Since 2005	Wholesaler of Rafferty, 2004-present; First Vice President of Salomon Smith Barney from 1997-2003.	N/A	None
Stephen P. Sprague Age: 57	Treasurer and Controller	One Year; Since 1999	Chief Financial Officer of Rafferty for the past 5 years.	N/A	None
Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202 Age: 33	Secretary	One Year; Since 2004	Vice President, U.S. Bancorp Fund Services LLC, 1997-present	N/A	None
 &lt/R&gt
21

&ltR&gt

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee
Angela Brickl 615 East Michigan Street Milwaukee, WI 53202 Age: 30	Assistant Secretary	One Year; Since 2004	Compliance Administrator, U.S. Bancorp Fund Services, LLC, 2003-Present; Business Analyst, Strong Financial Corp., 2002-2003; Senior Auditor, Arthur Anderson, 1999-2002.	N/A	None
&lt/R&gt
(1)	Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins owns a beneficial interest in Rafferty.

(2)	Mr. Boyle was an interested Trustee from May to September 2004 due to his daughter being employed by Rafferty Capital Markets, LLC during that time period.
&ltR&gt
(3)
The Potomac Complex consists of the Potomac Funds which currently offers for sale to the public 20 portfolios of the 22 currently registered with the SEC and the Potomac Insurance Trust which currently offers for sale 4 portfolios of the 12 currently registered with the SEC.

&lt/R&gt
The Trust has an Audit Committee, consisting of Messrs. Boyle, Byrne, and Shanley. The members of the Audit Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust’s Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the Trust’s independent registered public accounting firm (including the audit fees charged by the accounting firm ); the supervision of investigations into matters relating to audit matters; the review with the independent registered public accounting firm of the results of audits; and addressing any other matters regarding audits. The Audit Committee met twice during the Funds’ most recent fiscal year.

&ltR&gt
The Trust also has a Nominating Committee, consisting of Messrs. Boyle, Byrne, and Shanley, each of whom are disinterested members of the Board. The primary responsibilities of the Nominating Committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The Nominating Committee also evaluates and nominates Board member candidates. The Nominating Committee will consider nominees recommended by shareholders. Such recommendations should be in writing and addressed to the Funds with attention to the Nominating Committee Chair. The recommendations must include the following Preliminary Information regarding the nominee: (1) name; (2) date of birth; (3) education; (4) business professional or other relevant experience and areas of expertise; (5) current business and home addresses and contact information; (6) other board positions or prior experience; and (7) any knowledge and experience relating to investment companies and investment company governance. The Nominating Committee did not meet during the Trust’s most recent fiscal year.
&lt/R&gt

The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Boyle, Byrne, and Shanley. The members of the Qualified Legal Compliance Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibility of the Trust’s Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report (“Report”) made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee, or agent of the Trust. The Qualified Legal Compliance Committee did not meet during the most recent fiscal year.

22

The following table shows the amount of equity securities in the Funds owned by the Trustees as of the calendar year ended December 31, 2004:
&ltR&gt
Dollar Range of Equity Securities Owned:	Interested Trustees:		Disinterested Trustees:
	Lawrence C. Rafferty	Jay Higgins	Kevin G. Boyle	Daniel J. Byrne	Gerald E. Shanley III
HY Bear Fund(1)	$ 0	$ 0	$ 0	$ 0	$ 0
Dynamic HY Bond Fund	$ 0	$ 0	$0	$ 0	$ 0
Aggregate Dollar Range of Equity Securities in the Potomac Mutual Fund Complex(2)	$ 0	$ 0	$0	$10,001 - $50,000	$ 0

(1)	The HY Bear Fund commenced operations on September 13, 2005.

(2)
The Potomac Complex consists of the Potomac Funds which currently offers for sale to the public 20 portfolios of the 22 currently registered with the SEC and the Potomac Insurance Trust which currently offers for sale 4 portfolios of the 12 currently registered with the SEC.

&lt/R&gt
The Trust’s Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

&ltR&gt
No officer, director or employee of Rafferty receives any compensation from the Funds for acting as a Trustee or officer of the Trust. The following table shows the compensation earned by each Trustee for the Trust’s fiscal year ended August 31, 2005.
&lt/R&gt

23

&ltR&gt

Name of Person, Position	Aggregate Compensation From the Dynamic HY Bond Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Potomac Complex(2) Paid to the Trustees
Interested Trustees
Lawrence C. Rafferty	$0	$0	$0	$0
Jay F. Higgins	$4,343	$0	$0	$15,000

Disinterested Trustees
Kevin G. Boyle	$5,380	$0	$0	$18,500
Daniel J. Byrne	$5,380	$0	$0	$18,500
Richard G. Jackson(1)	$0	$0	$0	$0
Gerald E. Shanley III	$7,128	$0	$0	$24,500

(1)	Mr. Jackson resigned from the Board on Trustees effective October 15, 2004.

(2)
The Potomac Complex consists of the Potomac Funds which currently offers for sale to the public 20 portfolios of the 22 currently registered with the SEC and the Potomac Insurance Trust which currently offers for sale 4 portfolios of the 12 currently registered with the SEC.

&lt/R&gt

Principal Shareholders, Control Persons, and Management Ownership

&ltR&gt
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund. As of November 30, 2005, the control persons or principal holders of the Funds are set forth below.

Dynamic HY Bond Fund
Name and Address	% Ownership
National Investor Services FBO 972 55 Water Street, 32 Floor New York, NY 10041-3299	45.94%
National Financial Services Corp. 1 World Financial Center 200 Liberty Street New York, NY 10281-1003	14.04%
Trust Company of America FBO 99 PO Box 6503 Englewood, CO 80155-6503	7.29%
Trust Company of America FBO 65 PO Box 6503 Englewood, CO 80155-6503	7.00%
FTC & Co. Attn: Datalynx House A/C PO Box 173736 Denver, CO 80217-3736	5.49%
&lt/R&gt
24

&ltR&gt
HY Bear Fund
Name and Address	% Ownership
National Financial Services Corp. 1 World Financial Center 200 Liberty Street New York, NY 10281-1003	93.23%
National Investor Services FBO 972 55 Water Street, 32 Floor New York, NY 10041-3299	5.02%

In addition, as December 5, 2005, the Trustees and officers as a group owned less than 1% of the outstanding shares of each Fund.
&lt/R&gt

Investment Adviser and Subadviser

Rafferty Asset Management, LLC, 33 Whitehall Street, 10th Floor, New York, New York, 10004, provides investment advice to the Funds. Rafferty was organized as a New York limited liability corporation in June 1997. Lawrence C. Rafferty controls Rafferty through his ownership in Rafferty Holdings, LLC.

&ltR&gt
Under an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds and Rafferty, Rafferty provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations, subject to the supervision of the Trustees. Rafferty bears all costs associated with providing these advisory services. The Trust bears all other expenses that are not assumed by Rafferty as described in the Prospectus. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which the Funds may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.
&lt/R&gt

Pursuant to the Advisory Agreement, the Dynamic Fund and the Bear Fund pay Rafferty at an annual rate of 0.75% and 0.95%, respectively, based on their average daily net assets.

&ltR&gt
Each Fund is responsible for its own operating expenses. Rafferty has voluntarily agreed to waive its fees and/or reimburse operating expenses (excluding dividends and interest on short positions and extraordinary expenses) through August 31, 2006 to the extent that the Dynamic Fund and the Bear Fund expenses exceed 1.50% and 1.75%, respectively, of average daily net assets. If overall expenses fall below these percentage limitations, then each Fund may reimburse Rafferty within the following three years. There is no assurance that Rafferty will continue this waiver after this date.

The table below shows the amount of advisory fees paid by the Dynamic Fund and the amount of fees waived and/or reimbursed by Rafferty for the fiscal periods shown.
&lt/R&gt
25

&ltR&gt
Dynamic HY Bond Fund	Advisory Fees Paid	Waived fees and/or expenses reimbursed by Adviser
Year Ended August 31, 2005	$1,832,299	$0
July 1, 2004 to August 31, 2004	$ 127,235	$0

The Advisory Agreement was approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of the Funds, in compliance with the 1940 Act. The Advisory Agreement continues in force for an initial period of two years after the date of its approval. The Agreement is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Rafferty or the Trust, and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of the Fund. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or Rafferty.

Under an Investment Subadvisory Agreement (“Subadvisory Agreement”) between Rafferty and Transamerica, Transamerica, subject to direction by Rafferty and the Board, will provide investment advice and portfolio management services to the Funds for a fee payable by Rafferty. Specifically, an investment team from Transamerica will manage and be responsible for the Funds’ assets. Under the subadviser arrangement, Transamerica shall, at its expense and on a regular basis, provide a continuous investment program and shall arrange for the execution of all orders for the purchase and sale of securities and other investments for the Funds’ account. For the investment subadvisory services provided to the Funds, Rafferty will pay Transamerica a fee, computed and paid monthly, based on each Fund’s average daily net assets equal to 0.50% on assets less than $25 million, 0.40% on assets between $25 million and $75 million, 0.30% on assets between $75 million and $100 million and 0.25% on assets over $100 million.

The Subadvisory Agreement was approved by the Board of the Trust (including all of the Trustees who are not “interested persons” of the Rafferty or Transamerica, as defined under the 1940 Act) and the shareholders of the Funds, in compliance with the 1940 Act. The Subadvisory Agreement provides that it will be in force for an initial two-year period and it must be approved each year thereafter by (1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Rafferty, Transamerica or the Trust; and by (2) the majority vote of either the full Board or the vote of a majority of the outstanding shares of the Funds. The Subadvisory Agreement automatically terminates on assignment and is terminable on not less than a 60-day written notice by Rafferty or a 90-day written notice by Transamerica. Under the terms of the Advisory Agreement, Rafferty automatically becomes responsible for the obligations of Transamerica upon termination of the Subadvisory Agreement.
&lt/R&gt

In evaluating the appointment of Rafferty as adviser and Transamerica as subadviser to the Dynamic Fund, the Trustees (including all Independent Trustees) considered, among others, the following factors: (1) the quality of services that would be provided by Rafferty and Transamerica; (2) Transamerica’s high yield composite performance as compared to an applicable benchmark; (3) Transamerica’s representation that it does not charge a lower fee to other clients; (4) the primary role of Transamerica to create an investment program for the Dynamic Fund and effect the Dynamic Fund’s trades, as well as Rafferty’s role in overseeing the management and operations of the Dynamic Fund; (5) the investment experience and qualifications of the Dynamic Fund’s portfolio managers; (6) the resources to be dedicated to the Dynamic Fund by Rafferty and Transamerica; (7) the experience of Transamerica personnel in complying with rules and regulations of the 1940 Act and Rafferty’s oversight responsibilities to ensure that the Dynamic Fund is in compliance with such regulations and their investment policies; and (8) the proposed fee arrangement with Rafferty and Transamerica and the Dynamic Fund’s estimated overall expense ratio, as well as the proposed voluntary cap on expenses by Rafferty.

26

In evaluating the appointment of Rafferty as adviser to the Bear Fund, the Trustees (including all the Independent Trustees) considered, among others, the following factors: (1) Rafferty’s experience in providing quality services; (2) the fairness and reasonableness of the proposed advisory fee due to the complexity of managing the Fund although the proposed advisory fees are slightly higher than one similar fund identified by Rafferty; (3) Rafferty’s representation that the Adviser’s profitability is difficult to gauge prior to the Fund becoming operational; (4) Rafferty’s commitment to waive a portion of its investment advisory fee during the Fund’s first fiscal year; (5) Rafferty’s ability to adopt and implement compliance and control functions for the Fund; (6) Rafferty’s ability to supervise Transamerica as the Fund’s subadviser; and (7) Rafferty’s commitment not to use soft dollar arrangements in connection with the Fund.

In evaluating the appointment of Transamerica as subadviser to the Bear Fund, the Trustees considered, among others, the following factors: (1) the experience of Transamerica in providing advisory services to clients; (2) the experience of the proposed portfolio managers; (3) Transamerica’s ability to adopt and implement compliance controls and functions for the Fund; (4) the primary role of Transamerica to create an investment program for the Bear Fund and effect the Bear Fund’s trades, as well as Rafferty’s role in overseeing the management and operations of the Bear Fund; and (5) Transamerica’s representation that it does not charge a lower fee to other clients for similar services. The Board did not consider the investment performance or economies of scale of the Fund as it had not yet commenced operations.

The Board determined that the Investment Advisory and Subadvisory Agreements were fair and reasonable in light of the services to be performed, fees, expenses and other such matters that the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously approved the Agreements for the Dynamic Fund and the Bear Fund on May 24, 2004 and May 16, 2005, respectively.

Rafferty shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

Transamerica shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with Rafferty or for any losses that may be sustained in the purchase, holding or sale of any security.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Trust, Rafferty, Transamerica and the distributor have adopted Codes of Ethics (“Codes”). These Codes permit portfolio managers and other access persons of the Funds to invest in securities that may be owned by the Funds, subject to certain restrictions.

Portfolio Manager

&ltR&gt
Ms. Heidi Y. Hu and Mr. Peter O. Lopez serve as the supervising portfolio manager and portfolio manager, respectively, for the Funds. In addition to the Funds, they manage the following other accounts as of August 31, 2005:
&lt/R&gt

27

&ltR&gt
Portfolio Manger -Other Accounts-	Total Number of Accounts	Total Assets (in millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Heidi Hu
Registered Investment Companies			$0	$0
Other Pooled Investment Vehicles			$0	$0
Other Accounts			$0	$0
Peter Lopez
Registered Investment Companies			$0	$0
Other Pooled Investment Vehicles			$0	$0
Other Accounts	3	$53.0	0	$0
&lt/R&gt

Ms. Hu and Mr. Lopez manage other accounts, a portion of which may share the Funds’ objective to invest in lower quality debt instruments. Because of the similarities in the investment objectives and strategies of the Funds and the other accounts, conflicts of interest may arise. As a result, the Subadviser has adopted trade allocation procedures that, among other things, insure that trades are allocated fairly and equitably to the other accounts and the Funds consistent with the Subadviser’s fiduciary duty to each client. In determining a fair allocation, the Subadviser takes into account a number of factors, including among other things, the Subadviser’s fiduciary duty to each client, any potential conflicts of interest, the size of the transaction, the relative size of a client’s allocation to lower quality debt instruments, cash available for investment and suitability.

Transamerica has not identified any other material conflicts between the Funds and other accounts managed by Ms. Hu and Mr. Lopez. However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Funds and other accounts. The management of the Funds and other accounts may result in unequal time and attention being devoted to the Funds and other accounts. Transamerica’s management fees for the services it provides to other accounts varies and may be higher or lower than the subadvisory fees it receives from Rafferty. This could create potential conflicts of interest in which the portfolio manager may appear to favor one investment vehicle over another resulting in an account paying higher fees or one investment vehicle out performing another.

&ltR&gt
As of August 31, 2005 the portfolio managers’ compensation is paid by Transamerica and not the Funds. Their compensation primarily consists of a fixed base salary that is reviewed annually and may be increased based on merit. A discretionary bonus may be provided after considering the composite performance of all assets managed by the portfolio manager as compared to relevant competitors and other factors. Transamerica also offers the portfolio managers deferred compensation based upon firm profitability. Along with all other employees of Transamerica, the portfolio managers may participate in the firm’s retirement plan in which the firm makes discretionary contributions based upon its profitability. The pre-tax performance of the Fund is one factor used in determining the portfolio managers’ bonus. The portfolio managers’ salary, deferred compensation, and retirement benefits are not based on the performance of the Funds or the value of the Funds’ assets.
&lt/R&gt

28

&ltR&gt
Set forth below are the dollar ranges of securities of the Funds beneficially owned by each portfolio manager as of August 31, 2005:
&lt/R&gt

Name of Fund -Portfolio Manager-	Dollar Range of Equity Securities in the Fund
	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	Over $100,000
Dynamic HY Bond Fund
Heidi Y. Hu	X
Peter O. Lopez	X
HY Bear Fund
Heidi Y. Hu	X
Peter O. Lopez	X

Proxy Voting Policies and Procedures

The Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to Rafferty the responsibility for voting proxies relating to portfolio securities held by each Fund as part of Rafferty’s investment advisory services, subject to the supervision and oversight of the Board. Rafferty has in turn delegated the responsibility of voting proxies for securities held by the Funds to Transamerica. The Proxy Voting Policies of Rafferty and Transamerica are attached as Appendix B. Notwithstanding this delegation of responsibilities, however, the Funds retain the right to vote proxies relating to their portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Funds and their shareholders, taking into account the value of each Fund’s investments.

More Information. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free, 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

Fund Administrator, Fund Accountant, Transfer Agent and Custodian

&ltR&gt
U.S. Bancorp Fund Services, LLC (“Administrator”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administrative, fund accounting and transfer agent services to the Funds. U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, an affiliate of the Administrator, provides custodian services to the Funds.

Pursuant to an Administration Servicing Agreement (“Service Agreement”) between the Trust and the Administrator, the Administrator provides the Trust with administrative and management services (other than investment advisory services). As compensation for these services, each Fund pays the Administrator a fee based on the Trust’s total average daily net assets of 0.06% on assets up to $1 billion, 0.05% on assets between $1 billion and $3.0 billion, 0.04% on assets between $3.0 billion and $6.0 billion and 0.03% on the remaining balance with a minimum fee of $20,000 per fund. The Administrator also is entitled to certain out-of-pocket expenses.

The table below shows the amount of fees paid by the Dynamic Fund to the Administrator for the fiscal periods shown.
&lt/R&gt
29

&ltR&gt
Fiscal Period	Dynamic HY Bond Fund
Year Ended August 31, 2005	$90,408
July 1, 2004 to August 31, 2004	$2,879

Pursuant to a Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC (“Fund Accountant”), the Fund Accountant provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. For these services, the Trust pays the Fund Accountant a fee based on the Trust’s total average daily net assets of 0.015% on assets between $500 million and $3 billion and 0.01% on the remaining balance with a minimum fee of $23,000 per fund. The Fund Accountant also is entitled to certain out-of-pocket expenses, including pricing expenses.

Pursuant to a Custodian Agreement, U.S. Bank, N.A. serves as the Custodian of the Funds’ assets. Under the terms of the Custodian Agreement, the Custodian holds and administers the assets in the Funds’ portfolios.  The Custodian receives an annual fee based on the Trust’s total average daily net assets of 0.03% on assets up to $500 million, 0.025% on assets between $500 million and $1 billion and 0.02% on the remaining balance. The Custodian also is entitled to certain out-of-pocket expenses.
&lt/R&gt
Distributor

&ltR&gt
Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as the distributor (“Distributor”) in connection with the continuous offering of the Funds’ shares on a no-load basis. The Distributor and participating dealers with whom it has entered into dealer agreements offer shares of the Funds as agents on a best efforts basis and are not obligated to sell any specific amount of shares. For the fiscal year ended August 31, 2005, the Distributor received $90,000 as compensation from Rafferty for distribution services for the Trust. Mr. Rafferty is an affiliated person of the Distributor.
&lt/R&gt

Distribution Plan

Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted a Rule 12b-1 Plan of Distribution (“Plan”) for the Investor Class Shares of the Funds pursuant to which the Funds may pay certain expenses incurred in the distribution of the Investor Class Shares and the servicing and maintenance of existing shareholder accounts. Pursuant to the Plan, the Dynamic Fund and the Bear Fund may pay up to 0.40% of their average daily net assets. The Plan provides that the Distributor will be compensated regardless of expenses it incurs.

&ltR&gt
The Plan was approved by the Trustees, including the Independent Trustees of the Funds. In approving the Plan, the Trustees determined that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders. The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plan and the purposes for which such expenditures were made. With the exception of the Distributor, as the Funds’ principal underwriter, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.
&lt/R&gt

The Plan permits payments to be made by the Funds to the distributor or other third parties for expenditures incurred in connection with the distribution of Fund shares to investors and the provision of certain shareholder services. The Distributor or other third parties are authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of the Funds. In addition, the Plan authorizes payments by the Funds to the Distributor or other third parties for the cost related to selling or servicing efforts, preparing, printing and distributing Fund prospectuses, statements of additional information, and shareholder reports to investors.

30

&ltR&gt
The tables below show the amount of 12b-1 fees paid by the Dynamic Fund for the fiscal year ended August 31, 2005.

Fund (Investor Class)	12b-1 fees paid
Dynamic HY Bond Fund	$977,226

The fees paid to the Distributor by the Fund noted above were used for distribution related expenses, such as advertising and compensation to broker-dealers, sales personnel, and the Distributor. The Dynamic Fund distributed those fees as follows:

Fund (Investor Class)	Advertising and Marketing	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel	Other Marketing Expenses
Dynamic HY Bond Fund	$391,857	$ 0	$3,875	$197,001	$384,493	$0

Independent Registered Public Accounting Firm

Ernst & Young LLP (“E&Y”), 233 S. Wacker Drive, Chicago, Illinois 60606, is the registered independent public accounting firm for the Trust. The Financial Statements of the Dynamic HY Bond Fund for the fiscal year ended August 31, 2005, have been audited by E&Y and are incorporated by reference herein with reliance upon the report of said firm, which is given upon their authority as experts in accounting and auditing.
&lt/R&gt

DETERMINATION OF NET ASSET VALUE

&ltR&gt
The net asset value per share of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally as of 4:00 p.m. Eastern time), each day the NYSE and the Bond Market are open for business. The NYSE is not open on New Year’s Day, Presidents’ Day, Martin Luther King’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In addition to these holidays, the Bond Market is not open on Columbus Day and Veterans’ Day.

A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities traded principally on the NASDAQ® National Market are normally valued at the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ® each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices; in that case, NASDAQ® will adjust the price to equal the inside bid or asked price, whichever is closer. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.

When market quotations for options and futures positions held by the Funds are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available or for which Rafferty has reason to question the validity of quotations received are valued at fair value by procedures as adopted by the Board.
&lt/R&gt
31

&ltR&gt
For purposes of determining net asset value per share of the Funds, options and futures contracts are valued at the last sale prices of the exchanges on which they trade. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the last sale price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the last sale price for a like option acquired on the day on which the option is being valued. A last sale price may not be used for the foregoing purposes if the market makes a limit move with respect to a particular instrument.

OTC securities held by the Funds will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of the Funds that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Dividend income is recorded on the ex-dividend date.

Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. If the Board determines that the amortized cost method does not represent the fair value of the short-term investment, the investment will be valued by procedures adopted by the Board. U.S. government securities are valued at the mean between the closing bid and asked price provided by an independent third party pricing service (“Pricing Service”).
&lt/R&gt

Other debt securities are valued by using the mean between the closing bid and asked price provided by the Pricing Service. If the closing bid and asked price are not readily available, the Pricing Service may provide a price determined by a matrix pricing method, which is a mathematical technique used to value fixed-income securities without relying exclusively on quoted prices. In the absence of market quotations or matrix-derived prices from the Pricing Service, the debt securities will be valued at fair value as determined in good faith by the Board.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Rafferty or Transamerica or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations. The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of the Funds are valued at fair value.

For purposes of calculating their daily NAV, the Funds typically reflect changes in their holdings of portfolio securities on the first business day following a portfolio trade (commonly known as “T+1 accounting”). However, each Fund is permitted to include same day trades when calculating its NAV (commonly referred to as “trade date accounting”) on days when the Fund receives substantial redemptions. Such redemptions can result in an adverse impact on a Fund’s NAV when there is a disparity between the trade price and the closing price of the security. Thus, a Fund’s use of trade date accounting is likely to lessen the impact of substantial redemptions on the Fund’s NAV.

PURCHASES AND REDEMPTIONS

Retirement Plans

&ltR&gt
Individuals who earn compensation and who have not reached age 70½ before the close of the year generally may establish an individual retirement account (“IRA”). An individual may make limited contributions to an IRA of up to $4,000 per taxable year ($8,000 if such contributions also are made for a nonworking spouse and a joint return is filed) through the purchase of shares of the Funds; these maximum contributions increase by $500 if you attain age 50 before the end of the taxable year ($1000 if both you and your spouse do so). The Internal Revenue Code of 1986, as amended (“Code”), limits the deductibility of IRA contributions to taxpayers who are not active participants (and, under certain circumstances, whose spouses are not active participants, unless their combined adjusted gross income does not exceed $150,000) in employer-provided retirement plans or who have adjusted gross income below certain levels. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to the same limits as referred to above. In addition, individuals whose with their spouse’s earnings) do not exceed a certain level may establish a “Roth IRA”; although contributions thereto are nondeductible, withdrawals from a Roth IRA will not be taxable under certain circumstances. An IRA also may be used for certain “rollovers” from qualified benefit plans and from Section 403(b) annuity plans.
&lt/R&gt

32

Fund shares also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

Redemption in Kind

The Trust has filed a notice of election under Rule 18f-1 of the 1940 Act which obligates the Funds to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of each Fund’s net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs. Shareholders who receive futures contracts or options on futures contracts in connection with a redemption in kind may be responsible for making any margin payments due on those contracts.

Redemptions by Telephone

&ltR&gt
Shareholders may redeem shares by telephone. When acting on verbal instructions believed to be genuine, the Trust, Rafferty, transfer agent and their trustees, directors, officers and employees are not liable for any loss resulting from a fraudulent telephone transaction request and the investor will bear the risk of loss. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. To the extent that the Trust, Rafferty, transfer agent and their trustees, directors, officers and employees do not employ such procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions.
&lt/R&gt

Receiving Payment

&ltR&gt
Payment of redemption proceeds will be made within seven days following the Funds’ receipt of your request (if received in good order as described below) for redemption. For investments that have been made by check, payment on redemption requests may be delayed until the transfer agent is reasonably satisfied that the purchase payment has been collected by the Trust (which may require up to 10 calendar days). To avoid redemption delays, purchases may be made by cashiers or certified check or by direct wire transfers.
&lt/R&gt

33

A redemption request will be considered to be received in “good order” if:

•	The number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;

•	Any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

•
Any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

•
The signatures on any written redemption request of $100,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by U.S. Bancorp Fund Services, LLC, as transfer agent, under its current signature guarantee program.

The right of redemption may be suspended or the date of payment postponed for any period during which (1) the NYSE is closed (other than customary weekend or holiday closings); (2) trading on the NYSE is restricted; (3) situations where an emergency exists as a result of which it is not reasonably practicable for the Funds to fairly determine the value of their net assets or disposal of the Funds’ securities is not reasonably practicable; or (4) the SEC has issued an order for the protection of the Funds’ shareholders.

Anti-Money Laundering

&ltR&gt
The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, the Funds may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a government agency. In addition, pursuant to the Funds’ Customer Identification Program, the Funds’ transfer agent will complete a thorough review of all new opening account applications and will not transact business with any person or entity whose identity cannot be adequately verified.
&lt/R&gt

EXCHANGE PRIVILEGE

&ltR&gt
An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents; or (2) a telephone request for such exchange in accordance with the procedures set forth in the Prospectus and below. Telephone requests for an exchange received by the Funds before 4:00 p.m. Eastern time will be effected at the close of regular trading on that day. Requests for an exchange received after the close of regular trading will be effected on the NYSE’s and the Bond Market’s next trading day. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

The Trust reserves the right to reject any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time. In addition, the Trust may terminate this exchange privilege upon a 60-day notice.
&lt/R&gt

34

SHAREHOLDER INFORMATION

Each share of a Fund gives the shareholder one vote in matters submitted to shareholders for a vote. Each class of a Fund has equal voting rights, except that, in matters affecting only a particular class or series, only shares of that class or series are entitled to vote. Share voting rights are not cumulative, and shares have no preemptive or conversion rights. Shares are not transferable. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in a Trust’s or a Fund’s operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust’s outstanding shares.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Dividends and Other Distributions

Dividends from net investment income are distributed and distributions of any realized net capital gains are made as described in the Prospectus under “Distributions and Taxes.” All distributions from a Fund normally are automatically reinvested without charge in additional shares of that Fund.

&ltR&gt
Taxes
&lt/R&gt

Regulated Investment Company Status. Each Fund is treated as a separate corporation for federal income tax purposes and intends to continue to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Code. If a Fund so qualifies and satisfies the Distribution Requirement (defined below) for a taxable year, the Fund will not be subject to federal income tax on the part of its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long term capital loss (“short term capital gain”), all determined without regard to any deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term loss) it distributes to its shareholders for that year.

To qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (“Distribution Requirement”) and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities (“Income Requirement”); and (2) at the close of each quarter of the Fund’s taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than government securities or the securities of other RICs) of any one issuer (collectively, “Diversification Requirements”).

&ltR&gt
Although the Funds intend to continue to satisfy all the foregoing requirements, there is no assurance that they will be able to do so. The investment by a Fund primarily in options and futures positions entails some risk that it might fail to satisfy the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation used by a Fund, pursuant to which it would be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the Internal Revenue Service, which might apply a different method resulting in disqualification of the Fund.
&lt/R&gt

35

If a Fund failed to qualify for treatment as a RIC any taxable year, (1) its taxable income, including net capital gain, would be taxed at corporate income tax rates (up to 35%) and it would not receive a deduction for distributions to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income, except for the part of those dividends that is “qualified dividend income” (described in the Prospectus) (“QDI”), which is subject to a maximum federal income tax rate of 15%) to the extent of the Fund’s earnings and profits. In addition, a Fund would be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

General. If a Fund’s shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable distribution.

The Funds will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent they fail to distribute by the end of any calendar year substantially all of their ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends distributed by a Fund (including distributions of net short-term capital gain), if any, are taxable to its shareholders as ordinary income (at rates up to 35% for individuals), except to the extent they constitute QDI regardless of whether the dividends are reinvested in Fund shares or received in cash. Distributions of a Fund’s net capital gain, if any, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether the distributions are reinvested in Fund shares or received in cash. A shareholder’s sale (redemption) of Fund shares may result in a taxable gain, depending on whether the redemption proceeds are more or less than the adjusted basis for the shares. An exchange of Fund shares for shares of another Fund generally will have similar consequences.

&ltR&gt
Income from Foreign Securities. Dividends and interest a Fund receives, and gains it realizes on foreign securities, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

The Funds may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to Federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the 15% maximum federal income tax rate on individuals’ QDI.
&lt/R&gt

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then, in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain -- which the Fund probably would have to distribute to satisfy the Distribution Requirement -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

36

&ltR&gt
The Funds may elect to “mark to market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC’s stock over the Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. A Fund’s adjusted basis in each PFIC’s stock with respect to which it makes this election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Gains or losses (1) from the disposition of foreign currencies; (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security; and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues dividends, interest or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders.
&lt/R&gt

Derivatives Strategies. The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from options and futures the Funds derive with respect to its business of investing in securities will be qualifying income under the Income Requirement.

“Non-equity options” (i.e., listed options, such as those on “broad-based” stock indices) and futures in which a Fund may invest may be “section 1256 contracts.” Section 1256 contracts that the Funds hold at the end of each taxable year, other than section 1256 contracts that are part of a “mixed straddle” with respect to which the Funds have made an election not to have the following rules apply, must be “marked-to-market” (that is, treated as sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the Fund may invest. That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options and futures contracts are positions in personal property. Under that section any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. If the Funds make certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of straddle transactions are not entirely clear.

37

If a call option written by a Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and the Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto. If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis of the subject securities or futures contract.

If the Funds have an “appreciated financial position” -- generally, an interest (including an interest through an option, futures contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a “constructive sale” of the position, a Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures contract the Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is a Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

Zero Coupon Bonds. The Funds may acquire zero coupon bonds or other debt securities issued with original issue discount (“OID”) and/or Treasury Inflation-Indexed securities (on which principal is adjusted based on changes in the Consumer Price Index). A Fund must include in its income the OID that accrues on those debt securities, and the amount of any principal increases on those Treasury securities during the taxable year, even if it receives no corresponding payment on them during the year. Because a Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund’s cash assets or from the proceeds of sales of portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

&ltR&gt
The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Funds. No attempt is made to present a complete explanation of the federal tax treatment of the Funds’ and their shareholder activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the Funds and to distributions therefrom.
&lt/R&gt

38

FINANCIAL STATEMENTS

&ltR&gt
The Financial Statements for the Dynamic Fund for the fiscal year ended August 31, 2005 are herein incorporated by reference to the Potomac Funds’ Annual Report to shareholders dated August 31, 2005. To receive a copy of the Prospectus or annual or semi-annual reports to shareholders, without charge, write or call the Trust at the address or telephone number above.

No financial statements are available for the HY Bear Fund because it had not commenced operations as of August 31, 2005.
&lt/R&gt

39

Appendix A

Description of Corporate Bond Ratings

Moody’s Investors Service and Standard and Poor’s Corporation are two prominent independent rating agencies that rate the quality of bonds. Following are expanded explanations of the ratings shown in the Prospectus and this SAI.

Moody’s Investors Service Ratings

Aaa: Bonds with this rating are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.

Aa: Bonds with this rating are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude.

A: Bonds with this rating possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds with this rating are considered as medium grade obligations, i.e.; they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds with this rating are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds with this rating generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds with this rating are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds with this rating represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds with this rating are the lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

A-1

Generally, investment-grade debt securities are those rated Baa3 or better by Moody’s.

Standard & Poor’s Corporation Ratings

AAA: This rating is the highest rating assigned by Standard & Poor’s and is indicative of a very strong capacity to pay interest and repay principal.

AA: This rating indicates a very strong capacity to pay interest and repay principal and differs from the higher rated issues only by a small degree.

A: This rating indicates a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: This rating indicates an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC: These ratings indicate, on balance, a predominantly speculative capacity of the issuer to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: This rating is reserved for income bonds on which no interest is being paid.

D: This rating indicates debt in default, and payment of interest and/or repayment of principal are in arrears.

The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories, for example A or B+.

Generally, investment-grade debt securities are those rated BBB or better by Standard & Poor’s.

A-2

Appendix B

Rafferty Asset Management, LLC
Proxy Voting Policies and Procedures

Rafferty Asset Management, LLC (“RAM”) has adopted the following guidelines (the “Guidelines”) pursuant to which, in the absence of special circumstances, generally shall vote proxies. These Guidelines are designed to reasonably ensure that proxies are voted in the best interest of the shareholders of the Funds.

I. Duty to Vote Proxies

RAM views seriously its responsibility to exercise voting authority over securities that are owned by the Funds.

A. It is the policy of RAM to review each proxy statement on an individual basis and to vote exclusively with the goal to best serve the financial interests of the Funds’ shareholders.

B. To document that proxies are being voted, RAM will keep a record reflecting when and how each proxy is voted. RAM will keep and maintain such records consistent with the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”), and other applicable regulations. RAM will make its proxy voting history and policies and procedures available to shareholders upon request. The proxy voting history and policies and procedures will be available via our website, www.potomacfunds.com, or in written form. If requested in written form, the proxy voting history and policies and procedures shall be sent to a shareholder within three business days of such a request. To request a written copy, shareholders, or their agents, may contact RAM at (800) 851-0511 or by writing to the Funds at PO Box 1993, Milwaukee, Wisconsin 53201.

II. Guidelines for Voting Proxies

RAM will generally vote proxies so as to promote the long-term economic value of the underlying securities, and generally will follow the Guidelines provided below. Each proxy proposal should be considered on its own merits, and an independent determination will be made whether to support or oppose management’s position. RAM believes that the recommendation of management should be given substantial weight, but RAM will not support management proposals that may be detrimental to the underlying financial value of a stock.

The Potomac Funds portfolio management department will be responsible for administrating and overseeing the proxy voting process.

The Guidelines set forth below deal with the two basic categories of proxy proposals. While they are not exhaustive, they do provide a good indication of RAM’s general approach to a wide range of issues.

RAM usually will oppose proposals that dilute the economic interest of shareholders, reduce shareholders’ voting rights, or otherwise limit their authority. Proxies will be voted in what is believed to be in the fund shareholders’ best interest and not necessarily always with management. Each situation is considered individually within the general guidelines. Routine proposals normally are voted based on the recommendation of the issuer’s management. Non-routine proposals that could meaningfully impact the position of existing shareholders are given special consideration and voted in a manner that is believed to support the interests of the funds’ shareholders.

1. Routine Proposals

Routine proposals are those that do not propose to change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, routine proposals include:

•	Approval of auditors
•	Election of directors and officers of the corporation
•	Indemnification provisions for directors
•	Liability limitations of directors
•	Name changes
•	Declaring stock splits
•	Elimination of preemptive rights
•	Incentive compensation plans
•	Changing the date and/or the location of the annual meetings
•	Minor amendments to the articles of incorporation
•	Employment contracts between the company and its executives and remuneration for directors
•	Automatic dividend reinvestment plans
•	Retirement plans, pensions plans and profit sharing plans, creation of and amendments thereto

2. Non-Routine Proposals

These proposals are more likely to affect the structure and operations of the corporation and, therefore, will have a greater impact on the value of the stock. The portfolio voting the proxy will review each issue in this category on a case-by-case basis. RAM will be especially critical of lavish executive compensation and highly priced merger acquisition proposals, which would tend to lower future corporate earnings potential.

Non-routine proposals typically include:

•  Mergers and acquisitions
•  Restructuring
•  Re-incorporation or formation
•  Changes in capitalization
•  Increase or decrease in number of directors
•  Increase or decrease in preferred stock
•  Increase or decrease in common stock
•  Stock option plans or other compensation plans
•  Social issues
•  Poison pills
•  Golden parachutes
•  Greenmail
•  Supermajority voting
•  Board classification without cumulative voting
•  Confidential voting

RAM will typically accept management’s recommendations on shareholder proposed social issues, since it does not have the means to either evaluate the economic impact of such proposals, or determine a consensus among shareholders’ social and political viewpoints.

III. Conflicts of Interests

Each proxy is reviewed by RAM to assess the extent to which there may be a material conflict of interest between RAM, its affiliated companies and their clients. In addition, for the Potomac Funds, RAM will assess to the extent there may be a conflict between Potomac Funds shareholders’ interests and the interests of RAM or the Funds’ principal underwriter. In these instances, RAM will disclose the conflict to clients and obtain their consents before voting. With respect to conflicts of interest for the Funds, the Board of Trustees will be notified as to the nature of the conflict. Client contact forms, which detail the communication between the client and RAM regarding their voting direction will be maintained by RAM for a period of not less than a rolling twelve-month period.

IV. Recordkeeping and Reporting

RAM is required to maintain records of proxies voted pursuant to Section 204(2) of the Advisers Act and Rule 204-2(c) thereunder. RAM will maintain and make available to fund shareholders for review a copy of its proxy voting policies and procedures, a record of each vote cast, and each written and verbal shareholder request for proxy voting records. In addition, RAM will maintain appropriate proxy voting records for the Funds in compliance with applicable regulations under the Investment Company Act of 1940, as amended.

&ltR&gt
Proxy voting books and records are maintained by RAM for five years, the first two years can be accessed via the Funds’ website, www.potomacfunds.com, or requested in written form. If requested in written form, the proxy voting history and policies and procedures shall be sent to a shareholder within three business days of such a request. To request a written copy, shareholders, or their agents, may contact RAM at (800) 851-0511 or by writing to the Funds at PO Box 1993, Milwaukee, Wisconsin 53201. A copy of the twelve-month voting history of the Funds will be made available on the SEC’s website at http://www.sec.gov beginning August 1, 2004 for the twelve-month period beginning July 1, 2003, in accordance with applicable regulations under the 1940 Act.
&lt/R&gt

Effective July 1, 2003

TRANSAMERICA INVESTMENT MANAGEMENT, LLC (“TIM”)
PROXY VOTING POLICY

Introduction

Normally, clients for which TIM has full discretionary investment authority expect TIM to vote proxies in accordance with TIM’s Proxy Voting Policy (the “Policy”). As such, TIM will vote on behalf of all accounts for which it has discretionary authority unless clients notify TIM in writing that they have retained the authority to vote their own proxies. Clients may also ask TIM to vote their proxies in accordance with specific Client Proxy guidelines.

Statement of Policy

It is the policy of TIM to vote proxies in the best interest of its clients at all times.

TIM has proxy voting policy guidelines (the “Guidelines”) regarding certain issues that may come before shareholders from time to time. These Guidelines provide a roadmap for arriving at voting decisions and are not meant to be exhaustive of all issues that may be raised in any or all proxy ballots. The Guidelines are attached to this Policy as Appendix A.

Proxy Committee

In order to implement and monitor this Policy, TIM shall establish a Proxy Committee (the “Committee”), which will have responsibility for review of proxies voted by or to be voted by TIM, as well as to resolve issues which may arise in the process of voting proxies.

The Committee shall meet at a minimum annually and on an as needed basis. It shall not be required that the Committee members meet in person; in fact, it is contemplated that certain Committee members will take part in meetings via teleconference. The Committee shall consist of at least one Portfolio Manager, a member of the Legal/Compliance department, and other staff members of TIM as may be designated from time to time. Committee members may select designees in the event that they are unable to convene with the Committee.

It shall be the Committee’s responsibility to ensure that proxy votes are made in accordance with the Policy. Issues shall be raised to the Committee when needed and as appropriate to effectively carry out TIM’s proxy decisions. When applicable, the Committee shall review written materials pertinent to the vote at hand and shall hear verbal opinions from relevant portfolio managers and/or analysts as needed to fully consider investment merits of the vote. Committee decisions and a record of Committee meetings shall be recorded and maintained by the Legal/Compliance department.

Use of Independent Third Party

TIM will maintain the services of a qualified independent third party (the “Independent Third Party”) to provide guidance on proxy voting issues. The Independent Third Party is set forth in Appendix B. TIM will consider the research provided by the Independent Third Party when making voting decisions on proxy issues, however, the final determination on voting rests with TIM.

Conflicts of Interest Between TIM and Clients

TIM recognizes the potential for material conflicts that may arise between its own interests and those of the Clients. To address these concerns, TIM will take one of the following steps to avoid any impropriety or the appearance of impropriety:
a) Vote in accordance with the recommendation of the Independent Third Party; or
b) Obtain the consent(s) of the Client(s) whose accounts are involved in the conflict.

Provision of the Policy to Clients

TIM will make available to all Clients a copy of its Policy by maintaining a current version of the Policy on its website (www.timllc.com). Also, a copy of the Policy will be mailed to any Client at any time upon request.

TRANSAMERICA INVESTMENT MANAGEMENT, LLC

PROXY VOTING POLICY
PROXY VOTING POLICY GUIDELINES

The following is a concise summary of TIM’s proxy voting policy guidelines.

1. Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:
• An auditor has a financial interest in or association with the company, and is therefore not independent
• Fees for non-audit services are excessive, or
• There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.

2. Board of Directors

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chairman (Separate Chairman/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by TIM’s definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3. Shareholder Rights

Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.

Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.
Vote FOR management proposals to adopt confidential voting.

4. Proxy Contests

Voting for Director Nominees in Contested Elections
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

5. Poison Pills

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill and management proposals to ratify a poison pill.

6. Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7. Reincorporation Proposals

Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. Capital Structure

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
• It is intended for financing purposes with minimal or no dilution to current shareholders
• It is not designed to preserve the voting power of an insider or significant shareholder

9. Executive and Director Compensation

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. TIM reviews Executive and Director compensation plans (including broad-based option plans) in the context of the transfer of shareholder wealth. This review encompasses not only a comparison of a plan relative to peer companies, but also on an absolute basis, considering the cost of the plan vs. the operating income and overall profitability of the firm in question.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

Management Proposals Seeking Approval to Reprice Options

Vote AGAINST proposals by management seeking approval to reprice options.

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:
• Purchase price is at least 85 percent of fair market value
• Offering period is 27 months or less, and
• Potential voting power dilution (VPD) is ten percent or less.
Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

Shareholder Proposals on Compensation

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10. Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

TRANSAMERICA INVESTMENT MANAGEMENT, LLC

PROXY VOTING POLICY
INDEPENDENT THIRD PARTY

The following provider has been selected by TIM to function as the Independent Third Party as set forth in the Policy.

Institutional Shareholder Services, Inc. (“ISS”)

POTOMAC FUNDS

Potomac 10 Year Plus Fund
Potomac ContraBond Fund

STATEMENT OF ADDITIONAL INFORMATION

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

The Potomac Funds (the “Trust”) is a management investment company, or mutual fund, which currently which offers to the public a variety of investment portfolios. This Statement of Additional Information (“SAI”) relates only to the Investor Class of the Potomac 10 Year Plus Fund and the Potomac ContraBond Fund (the “Funds”).

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This SAI dated December 29, 2005 is not a prospectus. It should be read in conjunction with the Funds’ Prospectus dated December 29, 2005. This SAI is incorporated by reference into the Funds’ Prospectus. In other words, it is legally part of the Funds’ Prospectus.

To receive a copy of the Prospectus, without charge, write to or call the Trust at the address or telephone number listed above.

Dated: December 29, 2005
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i

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DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES	33
Dividends and Other Distributions	33
Taxes	33

FINANCIAL STATEMENTS	36

APPENDIX A	A-1
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ii

THE POTOMAC FUNDS

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The Trust is a Massachusetts business trust organized on June 6, 1997 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of 22 separate series of which 20 are currently offered to the public. This SAI relates only to the Potomac 10 Year Plus Fund (“10 Year Plus Fund”) and the Potomac ContraBond Fund (“ContraBond Fund”).

Each Fund currently offers Investor Class shares, which are designated for sale directly to investors without a sales charge. The Funds are designed principally for experienced investors who intend to follow an asset allocation strategy. The Funds are not designed for inexperienced or less sophisticated investors.
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CLASSIFICATION OF THE FUND

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Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each Fund is considered “non-diversified” because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers. To the extent that the Funds assume large positions in the securities of a small number of issuers, the Funds’ net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market’s assessment of the issuers, and the Funds may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.
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A Fund’s classification as a “non-diversified” investment company means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to meet certain diversification standards at the end of each quarter of its taxable year.

INVESTMENT POLICIES AND TECHNIQUES

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The ContraBond Fund, under normal circumstances, seeks to achieve its investment objective by investing at least 80% (plus any borrowing for investment purposes) of its net assets in a manner designed to provide investment returns that for the Fund inversely correspond to twice the daily price of the benchmark 10-year U.S. Treasury Note. The 10 Year Plus Fund, under normal circumstances, seeks to achieve its investment objective by investing its net assets (plus any borrowing for investment purposes) in a manner designed to provide investment returns that for the Fund correspond to twice the daily price of the benchmark 10-year U.S. Treasury Note.

The Funds may engage in the types of transactions discussed below and in the Funds’ Prospectus. There is no assurance that any method of investment available to the Funds will result in the achievement of their objectives.
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American Depositary Receipts (“ADRs”)

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A Fund may invest in ADRs and sell ADRs short. ADRs are U.S. dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies that evidence ownership of underlying securities issued by a foreign corporation. ADRs include ordinary shares and New York shares (shares issued by non-U.S. companies that are listed on a U.S. securities exchange). ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. ADRs are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States. For investment purposes, ADRs are not considered to be foreign securities by the Funds.
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1

Bank Obligations

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Money Market Instruments. A Fund may invest in bankers’ acceptances, certificates of deposit, demand and time deposits, savings shares and commercial paper of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”). A Fund also may invest in high quality, short-term, corporate debt obligations, including variable rate demand notes, having a maturity of one year or less. Because there is no secondary trading market in demand notes, the inability of the issuer to make required payments could impact adversely a Fund’s ability to resell when it deems advisable to do so.
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Bankers’ Acceptances. Bankers’ acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods. They are termed “accepted” when a bank writes on the draft its agreement to pay it at maturity, using the word “accepted.” The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity.

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Certificates of Deposit (“CDs”). The FDIC is an agency of the U.S. government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured to the extent this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.

Commercial Paper. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof.. The Fund may invest in commercial paper rated A-l or A-2 by Standard & Poor’s® (“S&P®”) or Prime-1 or Prime-2 by Moody’s Investors Services®, Inc. (“Moody’s”), and in other lower quality commercial paper.
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Corporate Debt Securities

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Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured.
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2

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The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid-and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.
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Equity Securities

Common Stocks. A Fund may invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Convertible Securities. A Fund may invest in convertible securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. When investing in convertible securities, a Fund may invest in the lowest credit rating category.

Preferred Stock. A Fund may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. When investing in preferred stocks, a Fund may invest in the lowest credit rating category.
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3

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Warrants and Rights. A Fund may purchase warrants and rights, which are instruments that permit the Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration but they usually do not have voting rights or pay dividends. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.
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Illiquid Investments and Restricted Securities

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A Fund may purchase and hold illiquid investments. A Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”), which the Trust’s Board of Trustees (“Board” or “Trustees”) or Rafferty Asset Management, LLC (“Rafferty” or “Adviser”), the Funds’ investment adviser has determined under Board-approved guidelines are liquid. The Funds do not currently anticipate investing in such restricted securities.

The term “illiquid investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days; (2) securities for which market quotations are not readily available; (3) over-the-counter (“OTC”) options and their underlying collateral; (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand; (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund may not be able to sell illiquid investments when Rafferty considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on net asset value.

Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund may be unable to dispose of such securities promptly or at reasonable prices.
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4

Indexed Securities

&ltR&gt
A Fund may purchase indexed securities, which are securities, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies.
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The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See “Illiquid Investments and Restricted Securities” above.

&ltR&gt
Investments in indexed securities are considered investments in other investment companies discussed below.

Interest Rate Swaps

A Fund may enter into interest rate swaps for hedging purposes and non-hedging purposes. Since swaps are entered into for good faith hedging purposes or are offset by a segregated account maintained by an approved custodian, Rafferty believes that swaps do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions. The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or other liquid securities having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Funds’ custodian. A Fund will not enter into any interest rate swap unless Rafferty believes that the other party to the transaction is creditworthy. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreement. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the interbank market.
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Options, Futures and Other Strategies

&ltR&gt
General. A Fund may use certain options (traded on an exchange and OTC, or otherwise), futures contracts (sometimes referred to as “futures”) and options on futures contracts (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.
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The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (“CFTC”). In addition, a Fund’s ability to use Financial Instruments will be limited by tax considerations. See “Dividends, Other Distributions and Taxes.”Pursuant to a claim for exemption filed with the National Futures Association on behalf of the Funds, the Funds are not deemed to be “commodity pool operators” or “commodity pools” under the Commodity Exchange Act and is not subject to the registration or regulation as such under the Commodity Exchange Act.

5

&ltR&gt
In addition to the instruments, strategies and risks described below and in the Prospectus, Rafferty may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as Rafferty develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. Rafferty may utilize these opportunities to the extent that they are consistent with a Fund’s investment objective and permitted by the Fund’s investment limitations and applicable regulatory authorities. The Funds’ Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.
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Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1)  Successful use of most Financial Instruments depends upon Rafferty’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by Rafferty may still not result in a successful transaction. Rafferty may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place that, thus, may result in the strategy being unsuccessful.

(2)   Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

&ltR&gt
(3)  As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If the Fund was unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that a Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.
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6

&ltR&gt
(4)  Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

Cover. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. (“Custodian”), in the prescribed amount as determined daily.
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Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover or accounts could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

&ltR&gt
Options. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange® (“CBOE®”), the American Stock Exchange® (“AMEX®”) and other exchanges, as well as the OTC markets.
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By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

&ltR&gt
Risks of Options on Securities. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counter-party (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counter-party from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter-party to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.
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7

&ltR&gt
A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counter-party, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counter-party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.
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Options on Indices. An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Some index options may be based on a narrow index such as the Lehman Brothers High Yield Bond Index.

The exchanges have established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that a Fund may buy or sell.

&ltR&gt
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total value for the point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon a Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.
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Risks of Options on Indices. If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, a Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

8

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Futures Contracts and Options on Futures Contracts. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When a Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of a Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. A Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures commission merchant. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

9

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

&ltR&gt
Combined Positions. A Fund may purchase and write options in combination with each other. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Other Investment Companies

A Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear such Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with a Fund’s own operations.

The Funds intend to limit their investments in securities issued by other investment companies in accordance with the 1940 Act. Section 12(d)(1) of the 1940 Act precludes a Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d) shall not apply to securities purchased or otherwise acquired by a Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%.
&lt/R&gt

10

&ltR&gt
If a Fund invests in investment companies pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund proportionate to the vote of all other holders of such security. In addition, an investment company purchased by the Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.
&lt/R&gt

Repurchase Agreements

&ltR&gt
The Funds may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are primary dealers in U.S. government securities. Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, a Fund purchases a U.S. government security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund’s holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. A Fund may not enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See “Illiquid Investments and Restricted Securities” above.

A Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement. In the event of default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by a Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to repurchase the security. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited.
&lt/R&gt

Reverse Repurchase Agreements

&ltR&gt
A Fund may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed to price. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obliged to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligation to repurchase the securities. During that time, a Fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted. Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of the Funds’ limitations on borrowing.
&lt/R&gt

11

Short Sales

The ContraBond Fund may engage in short sale transactions under which its sells a security it does not own. To complete such a transaction, the ContraBond Fund must borrow the security to make delivery to the buyer. The ContraBond Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the ContraBond Fund. Until the security is replaced, the ContraBond Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

&ltR&gt
Until the ContraBond Fund closes its short position or replaces the borrowed stock, the Fund will (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the stock sold short and (b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the stock at the time the stock was sold short; or (2) otherwise cover the Fund’s short position.
&lt/R&gt

Swap Agreements

&ltR&gt
A Fund may enter into equity index swap agreements for purposes of attempting to gain exposure to the equity or debt securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,”i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
&lt/R&gt

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that a Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act. A Fund also will establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities.

12

&ltR&gt
Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund’s illiquid investment limitations. The Funds will not enter into any swap agreement unless Rafferty believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party.

A Fund may enter into a swap agreement in circumstances where Rafferty believes that it may be more cost effective or practical than buying the underlying securities or a futures contract or an option on such securities. The counter-party to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The counter-party will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by a Fund on the notional amount.
&lt/R&gt

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. Rafferty, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. Government Securities

&ltR&gt
A Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (“U.S. government securities”) in pursuit of their investment objectives, in order to deposit such securities as initial or variation margin, as “cover” for the investment techniques they employ, as part of a cash reserve and for liquidity purposes.

U.S. government securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. government securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.
&lt/R&gt

13

&ltR&gt
U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, the Federal National Mortgage Association (“Fannie Mae©”), the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association (“Ginnie Mae®”), the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Farm Credit Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association (“Sallie Mae©”).

Yields on short-, intermediate- and long-term U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of a Fund’s portfolio investments in U.S. government securities, while a decline in interest rates generally would increase the market value of a Fund’s portfolio investments in these securities.
&lt/R&gt

Other Investment Risks and Practices

&ltR&gt
Borrowing. A Fund may borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in a Fund’s net asset value and on a Fund’s investments. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for the Funds. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund’s net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

A Fund may borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.
&lt/R&gt

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

In addition to the foregoing, a Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of its total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. A Fund may pledge portfolio securities as Rafferty deems appropriate in connection with any borrowings.

14

&ltR&gt
Lending Portfolio Securities. The Funds may lend portfolio securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing any combination of short-term government securities and cash as collateral with the Fund. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily. While a Fund’s portfolio securities are on loan, the Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. The Funds may invest the interest received and the collateral, thereby earning additional income. Loans would be subject to termination by the lending Fund on four business-day notice or by the borrower on a one-day notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund’s shareholders. A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. The Funds currently have no intention of lending their portfolio securities.

Portfolio Turnover. The Trust anticipates that the Funds will have very high portfolio turnover due to the active management of their portfolios. A Fund’s portfolio turnover rate is calculated by the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate. Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year. In any given period, all of a Fund’s investments may have a remaining maturity of less than one year; in which case, the portfolio turnover rate for that period would be equal to zero. However, a Fund’s portfolio turnover rate calculated with all securities whose maturities were one year or less is anticipated to be unusually high.

High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.
&lt/R&gt

INVESTMENT RESTRICTIONS

&ltR&gt
In addition to the investment policies and limitations described above and described in the Prospectus, each Fund has adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of that Fund. Under the 1940 Act, a “vote of the majority of the outstanding voting securities” of a Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of the Fund; or (2) 67% or more of the shares of a Fund present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.
&lt/R&gt

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time a Fund’s borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

15

A Fund shall not:

&ltR&gt
1. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund’s total assets would be lent to other parties, except (1) through the purchase of a portion of an issue of debt securities in accordance with the Fund’s investment objective, policies and limitations; or (2) by engaging in repurchase agreements with respect to portfolio securities.
&lt/R&gt

2. Underwrite securities of any other issuer.

3. Purchase, hold, or deal in real estate or oil and gas interests.

&ltR&gt
4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except (1) that the Fund may issue senior securities in connection with transactions in options, futures, options on futures and forward contracts, swaps, caps, floors, collars and other similar investments; (2) as otherwise permitted herein and in Investment Limitations Nos. 5 and 7; and (3) the Fund may make short sales of securities.

5. Pledge, mortgage, or hypothecate the Fund’s assets, except (1) to the extent necessary to secure permitted borrowings; (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis; and (3) in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.
&lt/R&gt

6. Invest in physical commodities, except that the Fund may purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.

&ltR&gt
7. Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund’s total assets); (2) as a temporary measure and then only in amounts not to exceed 5% of the value of the Fund’s total assets; (3) to enter into reverse repurchase agreements; and (4) to lend portfolio securities. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

8. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.
&lt/R&gt

The Funds have adopted the following fundamental investment policy that enables them to invest in another investment company or series thereof:

Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with the same limitations as the Fund. For this purpose, “all of the Fund’s investable assets” means that the only investment securities that will be held by the Fund will be the Fund’s interest in the investment company.

16

PORTFOLIO TRANSACTIONS AND BROKERAGE

&ltR&gt
Subject to the general supervision by the Board, Rafferty is responsible for decisions to buy and sell securities for the Funds, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Rafferty expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder. There is generally no stated commission in the case of fixed income securities, which are commonly traded in the OTC market, but the price paid by the Funds usually includes an undisclosed dealer commission or mark up.
&lt/R&gt

When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer’s “spread,” the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer, and the research, statistical and economic data furnished by the broker-dealer to Rafferty.

In effecting portfolio transactions for the Funds, Rafferty seeks to receive the closing prices of securities that are in line with those of the securities included in the applicable index and seeks to execute trades of such securities at the lowest commission rate reasonably available. With respect to agency transactions, Rafferty may execute trades at a higher rate of commission if reasonable in relation to brokerage and research services provided to the Funds or Rafferty. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The Funds believe that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

&ltR&gt
Rafferty may use research and services provided to it by brokers in servicing the Funds; however, not all such services may be used by Rafferty in connection with the Funds. While the receipt of such information and services is useful in varying degrees and generally would reduce the amount of research or services otherwise performed by Rafferty, this information and these services are of indeterminable value and would not reduce Rafferty’s investment advisory fee to be paid by each Fund.

Purchases and sales of U.S. government securities normally are transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

Aggregate brokerage commissions paid by the Funds for the following fiscal periods are shown in the tables below.

ContraBond Fund	Brokerage Fees Paid
Year Ended August 31, 2005	$24,904
May 17, 2004 to August 31, 2004	$2,816
&lt/R&gt

17

&ltR&gt
10 Year Plus Fund	Brokerage Fees Paid
March 31, 2005 to August 31, 2005	$2,854

PORTFOLIO HOLDINGS INFORMATION

The Trust maintains portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the Funds’ portfolio investments to ensure that such disclosure is in the best interests of the Fund’s shareholders. In adopting the policies, the Board of Trustees considered actual and potential material conflicts that could arise between the interest of Fund shareholders, the Adviser, distributor, or any other affiliated person of the Funds. Disclosure of a Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

From time to time, rating and ranking organizations such as Standard & Poor’s® and Morningstar, Inc. may request complete portfolio holdings information in connection with rating a Fund. Similarly, pension plan sponsors, consultants and/or other financial institutions may request a complete list of portfolio holdings in order to assess the risks of a Fund’s portfolio along with related performance attribution statistics. The Trust believes that these third parties have legitimate objectives in requesting such portfolio holdings information. To prevent such parties from potentially misusing portfolio holdings information, the Funds will generally only disclose such information as of the end of the most recent calendar quarter, with a lag of at least 60 days. In addition, Rafferty may grant exceptions to permit additional disclosure of portfolio holdings information at differing times and with differing lag times to rating agencies and to the parties noted above, provided that (1) the recipient is subject to a confidentiality agreement; (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Funds and will not use the information to facilitate or assist in any investment program; and (3) the recipient will not provide access to third parties to this information. The Chief Compliance Officer shall report any disclosures made pursuant to this exception to the Board of Trustees.

In addition, the Funds’ service providers, such as, custodian, and transfer agent may receive portfolio holdings information in connection with their services to the Funds. In no event shall the Adviser, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

In the event a portfolio holdings disclosure made pursuant to the policies presents a conflict of interest between the Funds’ shareholders and Rafferty, the distributor and their affiliates or employees and any affiliated person of the Funds, the disclosure will not be made unless a majority of the Independent Trustees approves such disclosure.
&lt/R&gt

MANAGEMENT OF THE TRUST

Trustees and Officers

&ltR&gt
The business affairs of the Funds are managed by or under the direction of the Board of Trustees. The Trustees are responsible for managing the Funds’ business affairs and for exercising all of the Funds’ powers except those reserved to the shareholders. A Trustee may be removed by a written instrument, signed by at least two-thirds of the other Trustees or by a two-thirds vote of the outstanding Trust shares.
&lt/R&gt

18

The following table is a list of the Trustees and officers of the Trust, their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust. Each Trustee of the Trust also serves on the Board of the Potomac Insurance Trust, the other registered investment company in the Potomac mutual fund complex. Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004.

&ltR&gt
Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee
Lawrence C. Rafferty(1) Age: 63	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	34	None
Jay F. Higgins(1) Age: 61	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Chairman, Bengal Partners, LLC, 1998-present (NASD Broker-Dealer).	34	Dwango North America Corp. (radio, telephone communications)

Non-Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee
Daniel J. Byrne Age: 62	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992-present; Trustee, The Opening Word Program, Wyandanch, New York.	34	None
Kevin G. Boyle(2) Age: 65	Trustee	Lifetime of Trust until removal or resignation; Since 2002	President, Kevin G. Boyle Securities, Inc., 1981-present.	34	None
Gerald E. Shanley III Age: 62	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985-present; Trustee of Estate of Charles S. Payson, 1987-present.	34	None
&lt/R&gt

19

&ltR&gt
Officers
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee
Daniel D. O’Neill Age: 38	Chief Executive Officer	One Year; Since 2003	Managing Director of Rafferty, 1999-present.	N/A	None
	President	One Year; Since 1999
Timothy P. Hagan Age: 64	Chief Compliance Officer	One Year; Since 2004	Vice President of Rafferty, 1997-present.	N/A	None
	Chief Financial Officer	One Year; Since 2004; From 1997-2001
Philip A. Harding Age: 63	Senior Vice President	One Year; Since 1999	Vice President of Rafferty, 1997-present.	N/A	None
Sean Smyth Age: 34	Vice President	Once Year; Since 2005	Lead Portfolio Manager of Rafferty, 2005-present; Portfolio Manager, Gartmore Global Investments, 2000-2005.	N/A	None
Louis Flamino Age: 30	Vice President	One Year; Since 2005	Wholesaler of Rafferty, 1999-present.	N/A	None
Neil Kelly Age: 43	Vice President	One Year; Since 2005	Wholesaler of Rafferty, 2004-present; First Vice President, Salomon Smith Barney, 1997-2003.	N/A	None
Stephen P. Sprague Age: 57	Treasurer and Controller	One Year; Since 1999	Chief Financial Officer of Rafferty for the past 5 years.	N/A	None
Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202 Age: 33	Secretary	One Year; Since 2004	Vice President, U.S. Bancorp Fund Services LLC, 1997-present.	N/A	None
Angela Brickl 615 East Michigan Street Milwaukee, WI 53202 Age: 30	Assistant Secretary	One Year; Since 2004	Compliance Administrator, U.S. Bancorp Fund Services, LLC, 2003-present; Business Analyst, Strong Financial Corp., 2002-2003; Senior Auditor, Arthur Anderson, 1999-2002.	N/A	None
&lt/R&gt

20

(1) Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins owns a beneficial interest in Rafferty.

(2) Mr. Boyle was an Interested Trustee from May to September 2004 due to his daughter being employed by Rafferty Capital Markets, LLC during that time period.

&ltR&gt
(3) The Potomac Complex consists of the Potomac Funds which currently offers for sale to the public 20 portfolios of the 22 currently registered with the SEC and the Potomac Insurance Trust which currently offers for sale 4 portfolios of the 12 currently registered with the SEC.
&lt/R&gt

The Trust has an Audit Committee, consisting of Messrs. Boyle, Byrne and Shanley. The members of the Audit Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust’s Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the Trust’s independent registered public accounting firm (including the audit fees charged by the accounting firm); the supervision of investigations into matters relating to audit matters; the review with the independent registered public accounting firm of the results of audits; and addressing any other matters regarding audits. The Audit Committee met twice during the Trust’s most recent fiscal year.

&ltR&gt
The Trust also has a Nominating Committee, consisting of Messrs. Boyle, Byrne and Shanley, each of who is a disinterested member of the Board. The primary responsibilities of the nominating committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The nominating committee also evaluates and nominates Board member candidates. The Nominating Committee will consider nominees recommended by shareholders. Such recommendations should be in writing and addressed to the Funds with attention to the Nominating Committee Chair. The recommendations must include the following Preliminary Information regarding the nominee: (1) name; (2) date of birth; (3) education; (4) business professional or other relevant experience and areas of expertise; (5) current business and home addresses and contact information; (6) other board positions or prior experience; and (7) any knowledge and experience relating to investment companies and investment company governance. The Nominating Committee did not meet during the Trust’s most recent fiscal year.
&lt/R&gt

21

The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Boyle, Byrne and Shanley. The members of the Qualified Legal Compliance Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibility of the Trust’s Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report (“Report”) made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee or agent of the Trust. The Qualified Legal Compliance Committee did not meet during the Trust’s most recent fiscal year.

The following table shows the amount of equity securities in the ContraBond Fund and other operational Potomac Funds owned by the Trustees as of the calendar year ended December 31, 2004:

&ltR&gt
Dollar Range of Equity Securities Owned:	Interested Trustees:		Disinterested Trustees:
	Lawrence C. Rafferty	Jay F. Higgins	Kevin G. Boyle	Daniel J. Byrne	Gerald E. Shanley III
ContraBond Fund	$ 0	$ 0	$ 0	$ 0	$ 0
10 Year Plus Fund	$ 0	$ 0	$ 0	$ 0	$ 0
Aggregate Dollar Range of Equity Securities in the Potomac Complex(1)	$ 0	$ 0	$ 0	$10,001 - $50,000	$ 0

(1)
The Potomac Complex consists of the Potomac Funds which currently offers for sale to the public 20 portfolios of the 22 currently registered with the SEC and the Potomac Insurance Trust which currently offers for sale 4 portfolios of the 12 currently registered with the SEC.

&lt/R&gt

The Trust’s Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

&ltR&gt
No officer, director or employee of Rafferty receives any compensation from the Trust for acting as a Trustee or officer of the Trust. The following table shows the compensation earned by each Trustee for the Trust’s fiscal year ended August 31, 2005.
&lt/R&gt

22

&ltR&gt

Name of Person, Position	Aggregate Compensation From the ContraBond Fund	Aggregate Compensation From the 10 Year Plus Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Potomac Complex(2) Paid to the Trustees
Interested Trustees
Lawrence C. Rafferty	$0	$0	$0	$0	$0
Jay F. Higgins	$683	$21	$0	$0	$15,000
Disinterested Trustees
Kevin G. Boyle	$847	$26	$0	$0	$18,500
Daniel J. Byrne	$847	$26	$0	$0	$18,500
Richard G. Jackson(1)	$0	$0	$0	$0	$0
Gerald E. Shanley III	$1,121	$35	$0	$0	$24,500

(1)	Mr. Jackson resigned from the Board on Trustees effective October 15, 2004.

(2)
The Potomac Complex consists of the Potomac Funds which currently offers for sale to the public 20 portfolios of the 22 currently registered with the SEC and the Potomac Insurance Trust which currently offers for sale 4 portfolios of the 12 currently registered with the SEC.

&lt/R&gt

Principal Shareholders, Control Persons and Management Ownership

&ltR&gt
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund. As of November 30, 2005, the following shareholders were considered to be either a control person or principal shareholder of the Funds:

ContraBond Fund--Investor Class
Name and Address	% Ownership
Charles Schwab & Co., Inc. Attn: Mutual Funds 4500 Cherry Creek Dr. S., Suite 700 Denver, CO 80246	35.39%

National Financial Services Corp. 1 World Financial Center 200 Liberty Street New York, NY 10281-1003	23.84%

&lt/R&gt

23

&ltR&gt

Name and Address	% Ownership
Trust Company of America FBO 128 PO Box 6503 Englewood, CO 80155-6503	13.08%

National Investor Services FBO 972 55 Water St. 32nd Floor New York, NY 10041	10.33%

10 Year Plus Fund--Investor Class

Name and Address	% Ownership
National Financial Services Corp. 1 World Financial Center 200 Liberty Street New York, NY 10281-1003	98.89%

In addition, as of December 5, 2005, the Trustees and officers as a group owned less than 1% of the outstanding shares of each Fund.
&lt/R&gt

Investment Adviser

Rafferty Asset Management, LLC, 33 Whitehall Street, 10th Floor, New York, New York 10004, provides investment advice to the Funds. Rafferty was organized as a New York limited liability corporation in June 1997. Lawrence C. Rafferty controls Rafferty through his ownership in Rafferty Holdings, LLC.

&ltR&gt
Under an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds and Rafferty, Rafferty provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds, subject to the supervision of the Trustees. Rafferty bears all costs associated with providing these advisory services. The Trust bears all other expenses that are not assumed by Rafferty as described in the Prospectus. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which a Fund may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.
&lt/R&gt

Pursuant to the Advisory Agreement, each Fund pays Rafferty at an annual rate of 0.75% based on its average daily net assets.

&ltR&gt
Each Fund is responsible for its own operating expenses. Rafferty has voluntarily agreed to waive its fees and/or reimburse operating expenses (excluding dividends and interest on short positions and extraordinary expenses) through August 31, 2006 to the extent that each Fund’s expenses exceed 1.75% of average daily net assets. If overall expenses fall below these percentage limitations, then a Fund may reimburse Rafferty within the following three years. There is no assurance that Rafferty will continue this waiver after this date.

The table below shows the amount of advisory fees paid for the Funds and the amount of fees waived and/or reimbursed by Rafferty for the fiscal periods shown.
&lt/R&gt

24

&ltR&gt
ContraBond Fund	Advisory Fees Paid	Waived fees and/or expenses reimbursed by Adviser
Year Ended August 31, 2005	$225,694	$0
May 17, 2004 to August 31, 2004	$12,812	$37,516

10 Year Plus Fund	Advisory Fees Paid	Waived fees and/or expenses reimbursed by Adviser
March 31, 2005 to August 31, 2005	$5,118	$49,224

The Advisory Agreement was approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of the Funds, in compliance with the 1940 Act. With respect to each Fund, the Advisory Agreement continues in force for an initial period of two years after the date of its approval. The Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Rafferty or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of a Fund. The Advisory Agreement automatically terminates on assignment and is terminable on 60day written notice either by the Trust or Rafferty.
&lt/R&gt

In approving the Advisory Agreement for the 10 Year Plus Fund, the Trustees considered, among other factors: (1) Rafferty’s experience in providing high quality advisory and management services to the Trust; (2) the background and experience of the proposed advisory, compliance and marketing team; (3) the ability of Rafferty’s advisory team to achieve the investment objective of other long funds in the Potomac Fund complex; (4) Rafferty’s ability to adopt and implement compliance and control functions for the Fund; (5) the proposed management and advisory fees are structured similar to other long funds in the Potomac Fund complex; (6) the additional personnel Rafferty retained to service the Fund; (7) the proposed voluntary cap on expenses by Rafferty; (8) Rafferty’s ability to increase the assets of the Potomac Fund complex and offer additional investment options to shareholders; (9) the benefits to the Potomac Fund complex and to Rafferty by expanding the lines of investment products and options; (10) Rafferty’s commitment not to use soft dollar arrangements in connection with Fund transactions and to seek attractive brokerage rates and best execution; and (11) Rafferty’s indication that the Fund may realize economies of scale as the Fund grows thereby lowering the Fund’s total expense ratio.

&ltR&gt
In approving the Advisory Agreement for the ContraBond Fund, the Trustees considered (1) Rafferty’s experience as an investment adviser to funds that have similar investment strategies; (2) the background and experience of RAM’s investment personnel; (3) the high quality of services Rafferty currently provides to the Trust’s other funds; (4) the compliance capabilities of Rafferty; (5) the proposed investment advisory fee, including the voluntary cap on expenses; (6) the time and resources available at Rafferty to service the Funds; and (7) the fact that Rafferty does not utilize soft dollar arrangements.
&lt/R&gt

Rafferty shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 there under, the Trust, Rafferty and the distributor have each adopted Codes of Ethics (“Codes”). These Codes permit portfolio managers and other access persons of the Fund to invest in securities that may be owned by the Fund, subject to certain restrictions.

25

&ltR&gt
Portfolio Manager

The Funds are managed by an investment committee consisting of Sean Smyth, Ryan King, Brendan Murray, and Paul Brigandi. In addition to the Funds, the committee manages the following other accounts as of August 31, 2005:

Other Accounts	Total Number of Accounts	Total Assets	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Registered Investment Companies	8	$155 million	0	0
Other Pooled Investment Vehicles	6	$189 million	0	0
Other Accounts	0	0	0	0

Rafferty manages no other accounts with an investment objective similar to that of the Funds. However, the Funds may invest in the same securities but the nature of each investment (long or short) may be opposite and in different proportions. Rafferty ordinarily executes transactions for the Funds “market-on-close,” in which Funds purchasing or selling the same security receive the same closing price.

Rafferty has not identified any additional material conflicts between the Funds and other accounts managed by the investment committee. However, other actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Funds and other accounts. The management of the Funds and other accounts may result in unequal time and attention being devoted to the Funds and other accounts. Rafferty’s management fees for the services it provides to other accounts varies and may be higher or lower than the advisory fees it receives from the Fund. This could create potential conflicts of interest in which the portfolio manager may appear to favor one investment vehicle over another resulting in an account paying higher fees or one investment vehicle out performing another.

As of August 31, 2005, the investment committee’s compensation is paid by Rafferty and not the Funds. Their compensation primarily consists of a fixed base salary and a bonus. The investment committee’s salary is reviewed annually and increases are determined by factors such as performance and seniority. Bonuses are determined by the individual performance of an employee including factors such as attention to detail, process, and efficiency, and are impacted by the overall performance of the firm. The investment committee’s salary and bonus are not based on the Funds’ performance and as a result, no benchmarks are used.

Set forth below are the dollar ranges of securities of the Funds beneficially owned by each portfolio manager as of August 31, 2005.
&lt/R&gt

26

&ltR&gt
Portfolio Manager	Dollar Range of Equity Securities in the Funds
	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	Over $100,000
ContraBond Fund
Paul Birgandi	X
Ryan King	X
Brendan Murray	X
Sean Smyth	X

10 Year Plus Fund
Paul Birgandi	X
Ryan King	X
Brendan Murray	X
Sean Smyth	X
&lt/R&gt

Proxy Voting Policies and Procedures

The Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to Rafferty the responsibility for voting proxies relating to portfolio securities held by the Funds as part of their investment advisory services, subject to the supervision and oversight of the Board. The Proxy Voting Policies of Rafferty are attached as Appendix A. Notwithstanding this delegation of responsibilities, however, the Fund retains the right to vote proxies relating to its portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of each Fund and its shareholders, taking into account the value of a Fund’s investments.

More Information. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request by calling toll-free, 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

Fund Administrator, Fund Accountant, Transfer Agent and Custodian

&ltR&gt
U.S. Bancorp Fund Services, LLC (“Administrator”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administrative, fund accounting and transfer agent services to the Funds. U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, an affiliate of the Administrator, provides custodian services to the Funds.

Pursuant to an Administration Servicing Agreement (“Service Agreement”) between the Trust and the Administrator, the Administrator provides the Trust with administrative and management services (other than investment advisory services). As compensation for these services, the Trust pays the Administrator a fee based on the Trust’s total average daily net assets of 0.06% on assets up to $1 billion, 0.05% on assets between $1 billion and $3 billion, 0.04% on assets between $3 billion and $6 billion and 0.03% on the remaining balance with a minimum fee of $20,000 per fund. The Administrator also is entitled to certain out-of-pocket expenses.

The table below shows the amount of fees paid by the Funds to the Administrator for the periods shown.
&lt/R&gt

27

&ltR&gt
ContraBond Fund	Fees paid to the Administrator
Year Ended August 31, 2005	$27,771
May 17, 2004 to August 31, 2004	$5,699

10 Year Plus Fund	Fees paid to the Administrator
March 31, 2005 to August 31, 2005	$8,141

Pursuant to a Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC (“Fund Accountant”), the Fund Accountant provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. For these services, the Trust pays the Fund Accountant a fee based on the Trust’s total average daily net assets of 0.015% on assets between $500 million and $3 billion and 0.01% on the remaining balance with a minimum fee of $23,000 per fund. The Fund Accountant also is entitled to certain out-of-pocket expenses, including pricing expenses.

Pursuant to a Custodian Agreement, U.S. Bank, N.A. serves as the custodian of the Funds’ assets. Under the terms of the Custodian Agreement, the Custodian holds and administers the assets in the Funds’ portfolios.  The Custodian receives an annual fee based on the Trust’s total average daily net assets of 0.03% on assets up to $500 million, 0.025% on assets between $500 million and $1 billion and 0.02% on the remaining balance. The Custodian also is entitled to certain out-of-pocket expenses.
&lt/R&gt

Distributor

&ltR&gt
Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as the distributor (“Distributor”) in connection with the continuous offering of the Funds’ shares. The Distributor and participating dealers with whom it has entered into dealer agreements offer shares of the Funds as agents on a best efforts basis and are not obligated to sell any specific amount of shares. For the fiscal year ended August 31, 2005, the Distributor received $90,000 as compensation from Rafferty for distribution services for the Trust. Mr. Rafferty is an affiliated person of the Distributor.
&lt/R&gt

Distribution Plan

&ltR&gt
Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted a Rule 12b-1 Plan of Distribution (“Plan”) for the Investor Class Shares of each Fund pursuant to which each Fund may pay certain expenses incurred in the distribution of the Investor Class Shares and the servicing and maintenance of existing shareholder accounts. With the exception of the Distributor, as the Funds’ principal underwriter, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

Pursuant to the Plan, the Funds may pay up to 1.00% of its average daily net assets. However, the Board has authorized the Funds to pay distribution and services fees only in an amount equal to the difference between each Fund’s total annual operating expenses and the contractual limit on total annual operating expenses of 1.75% for each Fund.
&lt/R&gt

The Plan was approved by the Trustees, including the Independent Trustees of the Funds. In approving the Plan, the Trustees determined that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders. The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plan and the purposes for which such expenditures were made. With the exception of the Distributor, as the Funds’ principal underwriter, and certain employees of Rafferty that provide marketing services to the Funds, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

28

&ltR&gt
The Plan permits payments to be made by each Fund to the distributor or other third parties for expenditures incurred in connection with the distribution of Fund shares to investors and the provision of certain shareholder services. The Distributor or other third parties are authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of each Fund. In addition, the Plan authorizes payments by each Fund to the Distributor or other third parties for the cost related to selling or servicing efforts, preparing, printing and distributing Fund prospectuses, statements of additional information, and shareholder reports to investors.

The table below show the amount of 12b-1 fees paid by the ContraBond Fund for the fiscal year ended August 31, 2005 and the 10 Year Plus Fund for the fiscal period March 31, 2005 to August 31, 2005.

Fund (Investor Class)	12b-1 fees paid
ContraBond Fund	$97,646
10 Year Plus Fund	$ 0

The fees paid to the Distributor by each of the Funds noted above were used for distribution related expenses, such as advertising and compensation to broker-dealers, sales personnel, and the Distributor. The Funds indicated above that paid 12b-1 fees distributed those fees as follows:

Fund (Investor Class)	Advertising and Marketing	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel	Other Marketing Expenses
ContraBond Fund	$9,079	$0	$3,000	$85,567	$ 0	$ 0
&lt/R&gt

Independent Registered Public Accounting Firm

&ltR&gt
Ernst & Young LLP (“E&Y”), 233 South Wacker Drive, Chicago, Illinois 60606, is the independent registered public accounting firm for the Trust. The Financial Statements of the ContraBond Fund for the fiscal year ended August 31, 2005 and the 10 Year Plus Fund for the fiscal period from March 31, 2005 (commencement of operations) through August 31, 2005 have been audited by E&Y and are incorporated by reference herein with reliance upon the report of said Firm, which is given upon their authority as experts in accounting and auditing.
&lt/R&gt

DETERMINATION OF NET ASSET VALUE

&ltR&gt
The net asset value per share of each Fund is determined daily, Monday through Friday, as of fifteen minutes after the close of regular trading on the New York Stock Exchange (“NYSE”) (normally as of 4:00 p.m. Eastern time), each day the NYSE and the bond market are open for business. The NYSE is not open on New Year’s Day, Presidents’ Day, Martin Luther King’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In addition to these holidays, the bond market is not open on Columbus Day and Veterans’ Day.

A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities traded principally on the NASDAQ® National Market are normally valued at the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ® each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices; in that case, NASDAQ® will adjust the price to equal the inside bid or asked price, whichever is closer. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.
&lt/R&gt

29

When market quotations for options and futures positions held by the Fund are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available, or for which Rafferty has reason to question the validity of quotations received, are valued at fair value as determined by procedures as adopted by the Board.

&ltR&gt
For purposes of determining net asset value per share of the Funds, options and futures contracts are valued at the last sale prices of the exchanges on which they trade. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the last sale price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the last sale price for a like option acquired on the day on which the option is being valued. A last sale price may not be used for the foregoing purposes if the market makes a limit move with respect to a particular instrument.
&lt/R&gt

OTC securities held by the Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of the Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Dividend income and other distributions are recorded on the ex-dividend date.
&ltR&gt
Short-term debt investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. If the Board determines that the amortized cost method does not represent the fair value of the short-term investment, the investment will be valued at fair value as determined by procedures as adopted by the Board. U.S. government securities are valued at the mean between the closing bid and asked price provided by an independent third party pricing service (“Pricing Service”).
&lt/R&gt

Other debt securities are valued by using the mean between the closing bid and asked price provided by the Pricing Service. If the closing bid and asked price are not readily available, the Pricing Service may provide a price determined by a matrix pricing method, which is a mathematical technique used to value fixed-income securities without relying exclusively on quoted prices. In the absence of market quotations or matrix-derived prices from the Pricing Service, the debt securities will be valued at fair value as determined in good faith by the Board.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Rafferty or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations. The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of the Fund are valued at fair value.

&ltR&gt
For purposes of calculating their daily NAV, the Funds typically reflect changes in their holdings of portfolio securities on the first business day following a portfolio trade (commonly known as “T+1 accounting”). However, each Fund is permitted to include same day trades when calculating its NAV (commonly referred to as “trade date accounting”) on days when the Fund receives substantial redemptions. Such redemptions can result in an adverse impact on a Fund’s NAV when there is a disparity between the trade price and the closing price of the security. Thus, a Fund’s use of trade date accounting is likely to lessen the impact of substantial redemptions on the Fund’s NAV.
&lt/R&gt

30

PURCHASES AND REDEMPTIONS

Retirement Plans

&ltR&gt
Individuals who earn compensation and who have not reached age 70½ before the close of the year generally may establish an individual retirement account (“IRA”). An individual may make limited contributions to an IRA of up to $4,000 per taxable year or ($8,000 if such contributions also are made for a nonworking spouse and a joint return is filed) through the purchase of shares of the Funds; these maximum contributions increase by $500 if you attain age 50 before the end of the taxable year ($1,000 if both you and your spouse do so). The Internal Revenue Code of 1986, as amended (“Code”), limits the deductibility of IRA contributions to taxpayers who are not active participants (and, under certain circumstances, whose spouses are not active participants, unless their combined adjusted gross income does not exceed $150,000) in employer-provided retirement plans or who have adjusted gross income below certain levels. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to the same limits as referred to above. In addition, individuals whose with their spouse’s earnings) do not exceed a certain level may establish a Roth IRA; although contributions thereto are nondeductible, withdrawals from a Roth IRA will not be taxable under certain circumstances. An IRA also may be used for certain “rollovers” from qualified benefit plans and from Section 403(b) annuity plans.
&lt/R&gt

Fund shares also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

Redemption in Kind

&ltR&gt
The Trust has filed a notice of election under Rule 18f-1 of the 1940 Act which obligates the Funds to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of the Funds’ net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs. Shareholders who receive futures contracts or options on futures contracts in connection with a redemption in kind may be responsible for making any margin payments due on those contracts.
&lt/R&gt

Redemptions by Telephone

&ltR&gt
Shareholders may redeem shares of the Funds by telephone. When acting on verbal instructions believed to be genuine, the Trust, Rafferty, transfer agent and their trustees, directors, officers and employees are not liable for any loss resulting from a fraudulent telephone transaction request and the investor will bear the risk of loss. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. To the extent that the Trust, Rafferty, transfer agent and their trustees, directors, officers and employees do not employ such procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions.
&lt/R&gt

31

Receiving Payment

&ltR&gt
Payment of redemption proceeds will be made within seven days following the Fund’s receipt of your request (if received in good order as described below) for redemption. For investments that have been made by check, payment on redemption requests may be delayed until the transfer agent is reasonably satisfied that the purchase payment has been collected by the Trust (which may require up to 10 calendar days). To avoid redemption delays, purchases should be made by direct wire transfer.
&lt/R&gt

A redemption request will be considered to be received in “good order” if:

•	The number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;

•	Any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

•
Any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

•
The signatures on any written redemption request of $100,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by U.S. Bancorp Fund Services, LLC, as transfer agent, under its current signature guarantee program.

&ltR&gt
The right of redemption may be suspended or the date of payment postponed for any period during which (1) the NYSE is closed (other than customary weekend or holiday closings); (2) trading on the NYSE, is restricted; (3) situations where an emergency exists as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets or disposal of a Fund’s securities is not reasonably practicable; or (4) the SEC has issued an order for the protection of Fund shareholders.
&lt/R&gt

Anti-Money Laundering

&ltR&gt
The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, the Funds may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a government agency. In addition, pursuant to the Funds’ Customer Identification Program, the Funds’ transfer agent will complete a thorough review of all new opening account applications and will not transact business with any person or entity whose identity cannot be adequately verified.
&lt/R&gt

32

EXCHANGE PRIVILEGE

&ltR&gt
An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by a Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents; or (2) a telephone request for such exchange in accordance with the procedures set forth in the Prospectus and below. Telephone requests for an exchange received by a Fund before 4:00 p.m. Eastern time will be effected at the close of regular trading on that day. Requests for an exchange received after the close of regular trading will be effected on the NYSE’s and the Bond Market’s next trading day. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

The Trust reserves the right to reject any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time. In addition, the Trust may terminate this exchange privilege upon a 60-day notice.
&lt/R&gt
SHAREHOLDER INFORMATION

Each share of a Fund gives the shareholder one vote in matters submitted to shareholders for a vote. Each series has equal voting rights, except that, in matters affecting only a particular series, only shares of that series are entitled to vote. Share voting rights are not cumulative, and shares have no preemptive or conversion rights. Shares are not transferable. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in a Trust’s or a Fund’s operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust’s outstanding shares.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Dividends and Other Distributions

&ltR&gt
Net investment income and any realized net capital gains are distributed as described in the Prospectuses under “Distributions and Taxes.” All distributions from a Fund normally are automatically reinvested without charge in additional shares to the Fund.
&lt/R&gt

Taxes

&ltR&gt
Regulated Investment Company Status. Each Fund is treated as a separate corporation for federal tax purposes and intends to continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code. If a Fund so qualifies and satisfies the Distribution Requirement (defined below) for a taxable year, it will not be subject to federal income tax on the part of its investment company taxable income (generally consisting of net investment income and the excess of net short-term capital gain over net long-term capital loss (“short-term capital gain”), determined without regard to any deduction for dividends paid) and net capital gain (i.e. the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders for that year.

To qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (“Distribution Requirement”) and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities (“Income Requirement”); and (2) at the close of each quarter of the Fund’s taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer (collectively, “Diversification Requirements”).
&lt/R&gt

33

Although each Fund intends to continue to satisfy all the foregoing requirements, there is no assurance that a Fund will be able to do so. The investment by a Fund primarily in options and futures positions entails some risk that it might fail to satisfy the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation used by the Funds, pursuant to which each of them would be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the Internal Revenue Service, which might apply a different method resulting in disqualification of one or more of those Funds.

&ltR&gt
If a Fund failed to qualify for treatment as a RIC any taxable year, (1) it would be taxed on the full amount of its taxable income, including net capital gain, for that year at corporate income tax rates (up to 35%) without being able to deduct the distributions it makes to its shareholders; and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income, except for the part of those dividends that is “qualified dividend income” (described in the Prospectus) (“QDI”) which is subject to a maximum federal income tax rate of 15%) to the extent of the Fund’s earnings and profits. In addition, a Fund would be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.
&lt/R&gt

General. If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable distribution.

Each Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends a Fund distributes (including distributions of short-term capital gain), if any, are taxable to its shareholders as ordinary income (at rates up to 35% for individuals) except to the extent they constitute QDI, regardless of whether the dividends are reinvested in Fund shares or received in cash. Distributions of a Fund’s net capital gain, if any, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether the distributions are reinvested in Fund shares or received in cash. A shareholder’s sale (redemption) of Fund shares may result in a taxable gain, depending on whether the redemption proceeds are more or less than the adjusted basis for the shares. An exchange of Fund shares for shares of another fund generally will have similar consequences.

&ltR&gt&lt/R&gt

Derivatives Strategies. The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from options and futures contracts a Fund derives with respect to its business of investing in securities will be qualifying income under the Income Requirement.

34

&ltR&gt
“Nonequity options” (i.e., certain listed options, such as those on “broad-based” stock indices) and futures in which the Funds may invest may be “section 1256 contracts.” Section 1256 contracts that a Fund holds at the end of each taxable year, other than section 1256 contracts that are part of a “mixed straddle” with respect to which a Fund has made an election not to have the following rules apply, must be “marked-to-market” (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60%t of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.
&lt/R&gt

Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the Funds may invest. That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options and futures contracts are positions in personal property. Under that section any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of straddle transactions are not entirely clear.

If a call option written by a Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto. If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis of the subject securities or futures contract.

If a Fund has an “appreciated financial position” -- generally, an interest (including an interest through an option, futures contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a “constructive sale” of the position, a Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is a Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

35

&ltR&gt
The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Funds. No attempt is made to present a complete explanation of the Federal tax treatment of the Funds’ and their shareholder activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the Funds and to distributions therefrom.

FINANCIAL STATEMENTS

The financial statements for the ContraBond Fund for the fiscal year ended August 31, 2005 and the 10 Year Plus Fund for the fiscal period from March 31, 2005 (commencement of operations) through August 31, 2005, are herein incorporated by reference to the Fund’s Annual Report to Shareholders dated August 31, 2005. To receive a copy of the Prospectus or annual or semi-annual reports to shareholders, without charge, write to or call the Trust at the address or telephone number listed above.
&lt/R&gt

36

APPENDIX A

Potomac Funds
Proxy Voting Policies and Procedures

The Potomac Funds have adopted the following guidelines (the “Guidelines”) pursuant to which the Funds’ investment adviser, Rafferty Asset Management (“RAM”), in the absence of special circumstances, generally shall vote proxies. These Guidelines are designed to reasonably ensure that proxies are voted in the best interest of the shareholders of the Funds.

I. Duty to Vote Proxies

RAM views seriously its responsibility to exercise voting authority over securities that are owned by the Funds.

A.  It is the policy of RAM to review each proxy statement on an individual basis and to vote exclusively with the goal to best serve the financial interests of the Funds’ shareholders.

&ltR&gt
B. To document that proxies are being voted, RAM will keep a record reflecting when and how each proxy is voted. RAM will keep and maintain such records consistent with the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”), and other applicable regulations. RAM will make its proxy voting history and policies and procedures available to shareholders upon request. The proxy voting history and policies and procedures will be available via our website, www.potomacfunds.com, or in written form. If requested in written form, the proxy voting history and policies and procedures shall be sent to a shareholder within three business days of such a request. To request a written copy, shareholders, or their agents, may contact RAM at (800) 851-0511 or by writing to the Funds at P.O. Box 1993, Milwaukee, Wisconsin 53201.
&lt/R&gt

II. Guidelines for Voting Proxies

RAM will generally vote proxies so as to promote the long-term economic value of the underlying securities, and generally will follow the Guidelines provided below. Each proxy proposal should be considered on its own merits, and an independent determination will be made whether to support or oppose management’s position. RAM believes that the recommendation of management should be given substantial weight, but RAM will not support management proposals that may be detrimental to the underlying financial value of a stock.

The Potomac Funds portfolio management department will be responsible for administrating and overseeing the proxy voting process.

The Guidelines set forth below deal with the two basic categories of proxy proposals. While they are not exhaustive, they do provide a good indication of RAM’s general approach to a wide range of issues.

RAM usually will oppose proposals that dilute the economic interest of shareholders, reduce shareholders’ voting rights, or otherwise limit their authority. Proxies will be voted in what is believed to be in the fund shareholders’ best interest and not necessarily always with management. Each situation is considered individually within the general guidelines. Routine proposals normally are voted based on the recommendation of the issuer’s management. Non-routine proposals that could meaningfully impact the position of existing shareholders are given special consideration and voted in a manner that is believed to support the interests of the funds’ shareholders.

1. Routine Proposals

Routine proposals are those that do not propose to change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, routine proposals include:

•	Approval of auditors
•	Election of directors and officers of the corporation
•	Indemnification provisions for directors
•	Liability limitations of directors
•	Name changes
•	Declaring stock splits
•	Elimination of preemptive rights
•	Incentive compensation plans
•	Changing the date and/or the location of the annual meetings
•	Minor amendments to the articles of incorporation
•	Employment contracts between the company and its executives and remuneration for directors
•	Automatic dividend reinvestment plans
•	Retirement plans, pensions plans and profit sharing plans, creation of and amendments thereto

2. Non-Routine Proposals

These proposals are more likely to affect the structure and operations of the corporation and, therefore, will have a greater impact on the value of the stock. The portfolio voting the proxy will review each issue in this category on a case-by-case basis. RAM will be especially critical of lavish executive compensation and highly priced merger acquisition proposals, which would tend to lower future corporate earnings potential.

Non-routine proposals typically include:

•	Mergers and acquisitions
•	Restructuring
•	Re-incorporation or formation
•	Changes in capitalization
•	Increase or decrease in number of directors
•	Increase or decrease in preferred stock
•	Increase or decrease in common stock
•	Stock option plans or other compensation plans
•	Social issues
•	Poison pills
•	Golden parachutes
•	Greenmail
•	Supermajority voting
•	Board classification without cumulative voting
•	Confidential voting

RAM will typically accept management’s recommendations on shareholder proposed social issues, since it does not have the means to either evaluate the economic impact of such proposals, or determine a consensus among shareholders’ social and political viewpoints.

III. Conflicts of Interests

RAM and affiliated companies’ business lines, limited to that of investment advisor to mutual funds and retail broker/dealer, preclude any potential material conflicts of interests between RAM and Potomac Funds’ shareholders. Neither RAM, nor its affiliates underwrite securities or own stock shares.

IV. Recordkeeping and Reporting

RAM is required to maintain records of proxies voted pursuant to Section 204(2) of the Advisers Act and Rule 204-2(c) thereunder. RAM will maintain and make available to fund shareholders for review a copy of its proxy voting policies and procedures, a record of each vote cast, and each written and verbal shareholder request for proxy voting records. In addition, RAM will maintain appropriate proxy voting records for the Funds in compliance with applicable regulations under the Investment Company Act of 1940, as amended.

&ltR&gt
Proxy voting books and records are maintained by RAM for five years, the first two years can be accessed via the Funds’ website, www.potomacfunds.com, or requested in written form. If requested in written form, the proxy voting history and policies and procedures shall be sent to a shareholder within three business days of such a request. To request a written copy, shareholders, or their agents, may contact RAM at (800) 851-0511 or by writing to the Funds at P.O. Box 1993, Milwaukee, Wisconsin 53201. A copy of the twelve-month voting history of the Funds will be made available on the SEC’s website at http://www.sec.gov beginning August 1, 2004 for the twelve-month period beginning July 1, 2003, in accordance with applicable regulations under the 1940 Act.
&lt/R&gt

Effective July 1, 2003

POTOMAC FUNDS

PSI Calendar Effects Fund

STATEMENT OF ADDITIONAL INFORMATION

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

&ltR&gt
The Potomac Funds (the “Trust”) is a management investment company, or mutual fund, which offers a variety of investment portfolios to the public. This Statement of Additional Information (“SAI”) relates to the Investor Class of the PSI Calendar Effects Fund (the “Fund”).

This SAI dated December 29, 2005 is not a prospectus. It should be read in conjunction with the Fund’s Prospectus dated December 29, 2005. This SAI is incorporated by reference into the Fund’s Prospectus. In other words, it is legally part of the Fund’s Prospectus.

To receive a copy of the Prospectus, without charge, write or call the Trust at the address or telephone number listed above.

Dated: December 29, 2005
&lt/R&gt

&ltR&gt

&lt/R&gt

i

THE POTOMAC FUNDS

&ltR&gt
The Trust is a Massachusetts business trust organized on June 6, 1997 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of 22 separate series, 20 of which are offered to the public. This SAI relates only to the PSI Calendar Effects Fund (the “Fund”).

The Fund currently offers one class of shares - Investor Class shares, which are designed for sale exclusively to the clients of the Fund’s subadviser without a sales charge.

&lt/R&gt
CLASSIFICATION OF THE FUND

The Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. The Fund is considered “non-diversified” because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers. To the extent that the Fund assumes large positions in the securities of a small number of issuers, the Fund’s net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market’s assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

The Fund’s classification as a “non-diversified” investment company means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. The Fund, however, intends to meet certain diversification standards at the end of each quarter of its taxable year.

INVESTMENT POLICIES AND TECHNIQUES

The Fund may engage in the investment strategies discussed below. There is no assurance that any of these strategies or any other strategies and methods of investment available to the Fund will result in the achievement of its objective.

American Depositary Receipts (“ADRs”)

&ltR&gt
The Fund may invest in ADRs and sell ADRs short. ADRs are U.S. dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies that evidence ownership of underlying securities issued by a foreign corporation. ADRs include ordinary shares and New York shares (shares issued by non-U.S. companies that are listed on a U.S. securities exchange). ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. ADRs are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States. For investment purposes, ADRs are not considered to be foreign securities by the Fund.
&lt/R&gt
1

Bank Obligations

Money Market Instruments. The Fund may invest in bankers’ acceptances, certificates of deposit, demand and time deposits, savings shares and commercial paper of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”). The Fund also may invest in high quality, short-term, corporate debt obligations, including variable rate demand notes, having a maturity of one year or less. Because there is no secondary trading market in demand notes, the inability of the issuer to make required payments could impact adversely the Fund’s ability to resell when it deems advisable to do so.

Bankers’ Acceptances. Bankers’ acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods. They are termed “accepted” when a bank writes on the draft its agreement to pay it at maturity, using the word “accepted.” The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity.
&ltR&gt

Certificates of Deposit (“CDs”). The FDIC is an agency of the U.S. government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured to the extent this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.

Commercial Paper. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. The Fund may invest in commercial paper rated A-l or A-2 by Standard & Poor’s® (“S&P®”) or Prime-1 or Prime-2 by Moody’s Investors Services®, Inc. (“Moody’s”), and in other lower quality commercial paper.
&lt/R&gt

Corporate Debt Securities

&ltR&gt
The Fund intends to limit its investments in corporate debt securities to short-term, high quality investment grade securities. Investment grade corporate bonds are those rated BBB or better by S&P® or Baa or better by Moody’s. Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics.
&lt/R&gt

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured.

&ltR&gt
The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest. Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.
&lt/R&gt

2

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

Equity Securities

The Fund may invest in common stock, convertible securities, preferred stock, warrants or other equity securities when consistent with the Fund’s objective.

Common Stocks. The Fund may invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Preferred Stock. The Fund may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Warrants and Rights. The Fund may purchase warrants and rights, which are instruments that permit the Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration but they usually do not have voting rights or pay dividends. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

Foreign Securities

The Fund may have indirect exposure to foreign securities through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices.

&ltR&gt
Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, political or financial instability or diplomatic and other developments that could affect such investments. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.
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3

Illiquid Investments and Restricted Securities

The Fund may purchase and hold illiquid investments. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”), which the Trust’s Board of Trustees (“Board” or “Trustees”) or Rafferty Asset Management, LLC (“Rafferty”), the Fund’s investment adviser, has determined under Board-approved guidelines are liquid. The Fund, however, does not currently anticipate investing in such restricted securities.

The term “illiquid investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investments. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days; (2) securities for which market quotations are not readily available; (3) over-the-counter (“OTC”) options and their underlying collateral; (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand; (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board; and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

&ltR&gt
The Fund may not be able to sell illiquid investments when Rafferty and/or Portfolio Strategies, Inc. (“PSI” or “Subadviser”), as applicable, considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. (Collectively, Rafferty and PSI are referred to herein as “Advisers” in certain circumstances.) In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on net asset value.
&lt/R&gt

Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund may be unable to dispose of such securities promptly or at reasonable prices.

4

Indexed Securities

&ltR&gt
The Fund may purchase indexed securities, which are securities the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies.
&lt/R&gt

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See “Illiquid Investments and Restricted Securities” above.

&ltR&gt
The Fund may invest in Standard & Poor’s Depositary Receipts® (“SPDRs®”). SPDRs® represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Standard & Poor’s 500 Composite Stock Price IndexTM (“S&P 500® Index”) and whose shares trade on the American Stock Exchange® (“AMEX®”). The value of SPDRs® fluctuates in relation to changes in the value of the underlying portfolio of common stocks. The market price of SPDRs®, however, may not be equivalent to the pro rata value of the S&P 500® Index. SPDRs® are subject to the risks of an investment in a broadly based portfolio of common stocks.

The Fund may invest in DIAMONDS®. DIAMONDS® represent an investment in a unit investment trust (“DIAMONDS Trust”) that owns shares in proportion to the weightings of the stocks comprising the Dow Jones Industrial AverageSM (“DJIA®”). The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the DJIA®. The DIAMONDS Trust’s shares trade on the AMEX®. An investment in DIAMONDS® is subject to risks similar to those of other diversified stock portfolios, including market volatility and that the general level of stock prices may decline. Although DIAMONDS® are designed to provide investment results that generally correspond to the price and yield performance of the DJIA®, the DIAMONDS Trust may not be able to exactly replicate the performance of the DJIA® because of trust expenses and other factors.

The Fund may invest in NASDAQ-100 Index Tracking Stock® (“QQQs®”). QQQs® represent ownership in the NASDAQ-100 Trust®, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the NASDAQ-100 IndexTM (“NASDAQ-100®”) and whose shares trade on the AMEX®. The value of the QQQs® fluctuates in relation to changes in the value of the underlying portfolio of common stocks. The market price of QQQs®, however, may not be equivalent to the pro rata value of the NASDAQ-100®. QQQs® are subject to the risks of an investment in a broadly based portfolio of common stocks.

Investments in SPDRs®, DIAMONDS® and QQQs® are considered investments in other investment companies discussed below.
&lt/R&gt

5

Mortgage-Backed Securities

A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors. In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans.

&ltR&gt
Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association (“Ginnie Mae®” or “GNMA”), Federal National Mortgage Association (“Fannie Mae©” or “FNMA”) or Federal Home Loan Mortgage Corporation (“Freddie Mac©” or “FHLMC”), but may also be issued or guaranteed by other private issuers. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a publicly owned, government-sponsored corporation that mostly packages mortgaged backed by the Federal Housing Administration, but also sells some non-governmentally backed mortgages. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA. The FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provide certain guarantees. The corporation’s stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Pass-through securities issued by the FHLMC are guaranteed as to timely payment of principal and interest only by the FHLMC.

Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government. The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

Collateralized mortgage obligations (“CMOs”) are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as “Mortgage Assets”). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references in this section to CMOs include multi-class pass-through securities. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities. The Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. The Fund will only invest in SMBS whose mortgage assets are U.S. government obligations. A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.
&lt/R&gt

6

&ltR&gt
Investment in mortgage-backed securities poses several risks, including among others, prepayment, market and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Whether a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.
&lt/R&gt

Options, Futures and Other Strategies

General. The Fund may use certain options (traded on an exchange and OTC, or otherwise), futures contracts (sometimes referred to as “futures”) and options on futures contracts (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

&ltR&gt
The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (“CFTC”). In addition, the Fund’s ability to use Financial Instruments will be limited by tax considerations. See “Dividends, Other Distributions and Taxes.” Pursuant to a claim for exemption filed with the National Futures Association on behalf of the Fund, the Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.

In addition to the instruments, strategies and risks described below and in the Prospectus, the Advisers may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as the Advisers develop new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The Advisers may utilize these opportunities to the extent that they are consistent with the Fund’s investment objective and permitted by the Fund’s investment limitations and applicable regulatory authorities. The Fund’s Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.
&lt/R&gt

7

Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

&ltR&gt
(1)  Successful use of most Financial Instruments depends upon the Advisers’ ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by Rafferty and/or the Subadviser may still not result in a successful transaction. The Advisers may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place that, thus, may result in the strategy being unsuccessful.
&lt/R&gt

(2)   Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3)  As described below, the Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

(4)  Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by the Fund on options transactions.

Cover. Transactions using Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. (“Custodian”), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund’s assets as cover or held in accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

8

&ltR&gt
Options. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange® (“CBOE®”), the AMEX® and other exchanges, as well as the OTC markets.
&lt/R&gt

By buying a call option on a security, the Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, the Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, the Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counter-party (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counter-party from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter-party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counter-party, or by a transaction in the secondary market if any such market exists. There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counter-party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

&ltR&gt
Options on Indices. An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Some stock index options are based on a broad market index such as the S&P 500® Index, the NYSE Composite Index or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.
&lt/R&gt

9

The exchanges have established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that the Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices. If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Futures Contracts and Options on Futures Contracts. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

10

When the Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If the Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When the Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether the Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of the Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. The Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund’s obligations to or from a futures commission merchant. When the Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

11

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Combined Positions. The Fund may purchase and write options in combination with each other. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

&ltR&gt
Other Investment Companies

The Fund may invest in the securities of other investment companies. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

The Fund intends to limit its investments in securities issued by other investment companies in accordance with the 1940 Act. Section 12(d)(1) of the 1940 Act precludes a Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%.

If the Fund invests in investment companies pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund proportionate to the vote of all other holders of such security. In addition, an investment company purchased by the Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.
&lt/R&gt

12

Repurchase Agreements

&ltR&gt
The Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are primary dealers in U.S. government securities. Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, the Fund purchases a U.S. government security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund’s holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. The Fund may not enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See “Illiquid Investments and Restricted Securities” above.
&lt/R&gt

The Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement. In the event of default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by the Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to repurchase the security. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited.

Reverse Repurchase Agreements

The Fund may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed to price. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obliged to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities. During that time, the Fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted. Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of the Fund’s limitation on borrowing.

Swap Agreements

The Fund may enter into swap agreements for purposes of attempting to gain exposure to equity or debt securities without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

13

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act. The Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

&ltR&gt
Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund’s illiquid investment limitations. The Fund will not enter into any swap agreement unless Rafferty or the Subadviser believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party.

The Fund may enter into a swap agreement in circumstances where Rafferty or the Subadviser believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index. The counter-party to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.
&lt/R&gt

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. Rafferty, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

14

U.S. Government Securities

&ltR&gt
The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (“U.S. government securities”) in pursuit of its investment objectives, in order to deposit such securities as initial or variation margin, as “cover” for the investment techniques it employs, as part of a cash reserve and for liquidity purposes.

U.S. government securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. government to purchase the agencies’ obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. government securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

U.S. government agencies and instrumentalities that issue or guarantee securities include the Federal Housing Administration, Fannie Mae©, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, Ginnie Mae®, the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks, Freddie Mac©, the Farm Credit Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association (“Sallie Mae©”).

Yields on short-, intermediate- and long-term U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of the Fund’s portfolio investments in U.S. government securities, while a decline in interest rates generally would increase the market value of the Fund’s portfolio investments in these securities.
&lt/R&gt

Other Investment Risks and Practices

Borrowing. The Fund may borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

15

In addition to the foregoing, the Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of its total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Fund may pledge portfolio securities as Rafferty deems appropriate in connection with any borrowings.

&ltR&gt
Lending Portfolio Securities. The Fund may lend portfolio securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan from the Fund by depositing any combination of short-term government securities and cash as collateral with the Fund. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily. While the Fund’s portfolio securities are on loan, the Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. The Fund may invest the interest received and the collateral, thereby earning additional income. Loans would be subject to termination by the lending Fund on a four-business day notice or by the borrower on a one-day notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund’s shareholders. A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. The Fund currently has no intention of lending its portfolio securities.

Portfolio Turnover. The Trust anticipates that the Fund will have very high portfolio turnover due to the active management of its portfolio. The Fund’s portfolio turnover rate is calculated by the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate. Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year. In any given period, all of the Fund’s investments may have a remaining maturity of less than one year; in which case, the portfolio turnover rate for that period would be equal to zero. However, each Fund’s portfolio turnover rate calculated with all securities whose maturities were one year or less is anticipated to be unusually high.
&lt/R&gt

High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to the Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

INVESTMENT RESTRICTIONS

&ltR&gt
In addition to the investment policies and limitations described above and described in the Prospectus, the Trust, on behalf of the Fund, has adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of that Fund. Under the 1940 Act, a “vote of the majority of the outstanding voting securities” of the Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of the Fund; or (2) 67% or more of the shares of the Fund present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.
&lt/R&gt

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time the Fund’s borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

16

The Fund shall not:

&ltR&gt
1. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund’s total assets would be lent to other parties, except (1) through the purchase of a portion of an issue of debt securities in accordance with the Fund’s investment objective, policies and limitations; or (2) by engaging in repurchase agreements with respect to portfolio securities.
&lt/R&gt

2. Underwrite securities of any other issuer.

3. Purchase, hold, or deal in real estate or oil and gas interests.

4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except: (1) that the Fund may issue senior securities in connection with transactions in options, futures, options on futures and forward contracts, swaps, caps, floors, collars and other similar investments; (2) as otherwise permitted herein and in Investment Limitations Nos. 5 and 7; and (3) the Fund may make short sales of securities.

5. Pledge, mortgage, or hypothecate the Fund’s assets, except: (1) to the extent necessary to secure permitted borrowings; (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis; and (3) in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

6. Invest in physical commodities, except that the Fund may purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.

7. Borrow money, except: (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund’s total assets); (2) as a temporary measure and then only in amounts not to exceed 5% of the value of the Fund’s total assets; (3) to enter into reverse repurchase agreements; and (4) to lend portfolio securities. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

&ltR&gt
8. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.
&lt/R&gt

The Fund has adopted the following fundamental investment policy that enables it to invest in another investment company or series thereof:

Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with the same limitations as the Fund. For this purpose, “all of the Fund’s investable assets” means that the only investment securities that will be held by the Fund will be the Fund’s interest in the investment company.

17

PORTFOLIO TRANSACTIONS AND BROKERAGE

&ltR&gt
Subject to the general supervision by the Board, Rafferty and/or the Fund’s Subadviser, as applicable, are responsible for decisions to buy and sell securities for the Fund, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Rafferty expects that the Fund may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder. There is generally no stated commission in the case of fixed income securities, which are commonly traded in the OTC market, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up.
&lt/R&gt

When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer’s “spread,” the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty or PSI.

&ltR&gt
In effecting portfolio transactions for the Fund, Rafferty seeks to receive the closing prices of securities that are in line with those of the securities included in the applicable index and seeks to execute trades of such securities at the lowest commission rate reasonably available. With respect to agency transactions, Rafferty may execute trades at a higher rate of commission if reasonable in relation to brokerage and research services provided to the Funds or Rafferty. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The Fund believes that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund, Rafferty and/or the Fund’s Subadviser, as applicable, from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

Rafferty and/or the Fund’s Subadviser may use research and services provided to it by brokers in servicing all the Funds of the Trust; however, not all such services may be used by Rafferty and/or the Fund’s Subadviser in connection with the Fund. While the receipt of such information and services is useful in varying degrees and generally would reduce the amount of research or services otherwise performed by Rafferty and/or the Fund’s Subadviser, this information and these services are of indeterminable value and would not reduce Rafferty’s investment advisory fee to be paid by the Fund or the subadvisory fees to be paid by Rafferty.

Purchases and sales of U.S. government securities normally are transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

An aggregate brokerage commission paid by the Fund for the following fiscal period is shown in the table below.
&lt/R&gt

PSI Calendar Effects Fund	Brokerage Fees Paid
April 6, 2005 to August 31, 2005	$102,020

18

PORTFOLIO HOLDINGS INFORMATION

The Trust maintains portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the Fund’s portfolio investments to ensure that such disclosure is in the best interests of the Fund’s shareholders. In adopting the policies, the Board of Trustees considered actual and potential material conflicts that could arise between the interests of Fund shareholders, the Adviser, distributor, or any other affiliated person of the Fund. Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

&ltR&gt
From time to time, rating and ranking organizations such as Standard & Poor’s® and Morningstar, Inc. may request complete portfolio holdings information in connection with rating the Fund. Similarly, pension plan sponsors, consultants and/or other financial institutions may request a complete list of portfolio holdings in order to assess the risks of the Fund’s portfolio along with related performance attribution statistics. The Trust believes that these third parties have legitimate objectives in requesting such portfolio holdings information. To prevent such parties from potentially misusing portfolio holdings information, the Fund will generally only disclose such information as of the end of the most recent calendar quarter, with a lag of approximately 60 days. In addition, the Fund’s President or Chief Compliance Officer may grant exceptions to permit additional disclosure of portfolio holdings information at differing times and with differing lag times to rating agencies and to the parties noted above, provided that (1) the recipient is subject to a confidentiality agreement; (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Fund and will not use the information to facilitate or assist in any investment program; and (3) the recipient will not provide access to third parties to this information. The Chief Compliance Officer shall report any disclosures made pursuant to this exception to the Board of Trustees.
&lt/R&gt

In addition, the Fund’s service providers, such as, custodian, administrator, transfer agent, distributor, legal counsel and independent accounting firm may receive portfolio holdings information in connection with their services to the Fund. In no event shall the Advisers, their affiliates or employees, or the Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

&ltR&gt
In the event a portfolio holdings disclosure made pursuant to the policies presents a conflict of interest between the Fund’s shareholders and Rafferty, the Subadviser, the distributor and their affiliates or employees and any affiliated person of the Fund, the disclosure will not be made unless a majority of the Independent Trustees approves such disclosure.
&lt/R&gt

MANAGEMENT OF THE TRUST

Trustees and Officers

&ltR&gt
The business affairs of the Fund are managed by or under the direction of the Board of Trustees. The Trustees are responsible for managing the Fund’s business affairs and for exercising all of the Fund’s powers except those reserved to the shareholders. A Trustee may be removed by a written instrument, signed by at least two-thirds of the other Trustees or by a two-thirds vote of the outstanding Trust shares.
&lt/R&gt
19

The following table is a list of the Trustees and officers of the Trust, their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust. Each Trustee of the Trust also serves on the Board of the Potomac Funds, the other registered investment company in the Potomac mutual fund complex. The Board oversees a total of 40 portfolios in the Potomac mutual fund complex. Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York, 10004.

&ltR&gt
Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee
Lawrence C. Rafferty(1) Age: 63	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	34	None

Jay F. Higgins(1) Age: 61	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Chairman, Bengal Partners, LLC, 1998-present (NASD Broker-Dealer).	34	Dwango North America Corp. (radio, telephone communications)

Non-Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee
Daniel J. Byrne Age: 62	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992-present; Trustee, The Opening Word Program, Wyandanch, New York.	34	None
Kevin G. Boyle(2) Age: 65	Trustee	Lifetime of Trust until removal or resignation; Since 2002	President, Kevin G. Boyle Securities, Inc., 1981-present.	34	None
Gerald E. Shanley III Age: 62	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985-present; Trustee of Estate of Charles S. Payson, 1987-present.	34	None
&lt/R&gt
20

Officers
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee

Daniel D. O’Neill Age: 38	Chief Executive Officer;	One Year; Since 2003	Managing Director of Rafferty, 1999-present.	N/A	None

	President	One Year; Since 1999
Timothy P. Hagan Age: 64	Chief Compliance Officer	One Year; Since 2004	Vice President of Rafferty, 1997-present.	N/A	None

	Chief Financial Officer	One Year; Since 2004; From 1997-2001
Philip A. Harding Age: 63	Senior Vice President	One Year; Since 1999	Vice President of Rafferty, 1997-present.	N/A	None
Sean Smyth Age: 34	Vice President	Once Year; Since 2005	Lead Portfolio Manager of Rafferty, 2005-present; Portfolio Manager, Gartmore Global Investments, 2000-2005.	N/A	None
Louis Flamino Age: 30	Vice President	One Year; Since 2005	Wholesaler of Rafferty, 1999-present.	N/A	None
Neil Kelly Age: 43	Vice President	One Year; Since 2005	Wholesaler of Rafferty, 2004-present; First Vice President, Salomon Smith Barney, 1997-2003.	N/A	None
Stephen P. Sprague Age: 57	Treasurer and Controller	One Year; Since 1999	Chief Financial Officer of Rafferty for the past 5 years.	N/A	None
Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202 Age: 33	Secretary	One Year; Since 2004	Vice President, U.S. Bancorp Fund Services LLC, 1997-present.	N/A	None
Angela Brickl 615 East Michigan Street Milwaukee, WI 53202 Age: 30	Assistant Secretary	One Year; Since 2004	Compliance Administrator, U.S. Bancorp Fund Services, LLC, 2003-present; Business Analyst, Strong Financial Corp., 2002-2003; Senior Auditor, Arthur Anderson, 1999-2002.	N/A	None
&lt/R&gt

21

(1) Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins own a beneficial interest in Rafferty.

(2) Mr. Boyle was an Interested Trustee from May to September 2004 due to his daughter being employed by Rafferty Capital Markets, LLC during that time period.

&ltR&gt
(3) The Potomac Complex consists of the Potomac Funds which currently offers for sale to the public 20 portfolios of the 22 currently registered with the SEC and the Potomac Insurance Trust which currently offers for sale 4 portfolios of the 12 currently registered with the SEC.
&lt/R&gt

The Trust has an Audit Committee, consisting of Messrs. Boyle, Byrne and Shanley. The members of the Audit Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust’s Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the Trust’s independent registered public accounting firm (including the audit fees charged by the accounting firm); the supervision of investigations into matters relating to audit matters; the review with the independent registered public accounting firm of the results of audits; and addressing any other matters regarding audits. The Audit Committee met twice during the Trust’s most recent fiscal year.

&ltR&gt
The Trust also has a Nominating Committee, consisting of Messrs. Boyle, Byrne and Shanley, each of whom is a disinterested member of the Board. The primary responsibilities of the nominating committee are to make recommendations to the Board on issues related to the composition and operation of the Board and communicate with management on those issues. The nominating committee also evaluates and nominates Board member candidates. The Nominating Committee will consider nominees recommended by shareholders. Such recommendations should be in writing and addressed to the Funds with attention to the Nominating Committee Chair. The recommendations must include the following Preliminary Information regarding the nominee: (1) name; (2) date of birth; (3) education; (4) business professional or other relevant experience and areas of expertise; (5) current business and home addresses and contact information; (6) other board positions or prior experience; and (7) any knowledge and experience relating to investment companies and investment company governance. The Nominating Committee did not meet during the Trust’s most recent fiscal year.
&lt/R&gt
22

The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Boyle, Byrne and Shanley. The members of the Qualified Legal Compliance Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibility of the Trust’s Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report (“Report”) made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee or agent of the Trust. The Qualified Legal Compliance Committee did not meet during the Trust’s most recent fiscal year.

&ltR&gt
The following table shows the amount of equity securities in the portfolios of the Potomac complex owned by the Trustees as of the calendar year ended December 31, 2004:

Dollar Range of Equity Securities Owned:	Interested Trustees:		Disinterested Trustees:
	Lawrence C. Rafferty	Jay Higgins	Kevin G. Boyle	Daniel J. Byrne	Gerald E. Shanley III

PSI Calendar Effects Fund	$ 0	$ 0	$ 0	$ 0	$ 0
Aggregate Dollar Range of Equity Securities in the Potomac Mutual Fund Complex	$ 0	$ 0	$ 0	$10,001-$50,000	$ 0
(1) The Potomac Complex consists of the Potomac Funds which currently offers for sale to the public 20 portfolios of the 22 currently registered with the SEC and the Potomac Insurance Trust which currently offers for sale 4 portfolios of the 12 currently registered with the SEC.
&lt/R&gt
The Trust’s Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

&ltR&gt
No officer, director or employee of Rafferty receives any compensation from the Fund for acting as a Trustee or officer of the Trust. The following table shows the compensation earned by each Trustee for the Trust’s fiscal year ended August 31, 2005.
&lt/R&gt

23

&ltR&gt

Name of Person, Position	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Potomac Complex(2) Paid to the Trustees

Interested Trustees

Lawrence C. Rafferty	$0	$0	$0	$0

Jay F. Higgins	$818	$0	$0	$15,000

Disinterested Trustees

Kevin G. Boyle	$1,013	$0	$0	$18,500

Daniel J. Byrne	$1,013	$0	$0	$18,500

Richard G. Jackson(1)	$0	$0	$0	$0

Gerald E. Shanley III	$1,342	$0	$0	$24,500

(1)	Mr. Jackson resigned from the Board on Trustees effective October 15, 2004.

(2)
The Potomac Complex consists of the Potomac Funds which currently offers for sale to the public 20 portfolios of the 22 currently registered with the SEC and the Potomac Insurance Trust which currently offers for sale 4 portfolios of the 12 currently registered with the SEC.

&lt/R&gt

&ltR&gt
Principal Shareholders, Control Persons and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of any class of a Fund’s outstanding shares. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund. As of November 30, 2005, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

PSI Calendar Effects Fund

Name and Address	% Ownership
Trust Company of America FBO 60/23, 24 PO Box 6580 Englewood, CO 80155-6580	90.36%

In addition, as of December 5, 2005, the Trustees and officers as a group owned less than 1% of the outstanding shares of the Fund.
&lt/R&gt

Investment Adviser and Subadviser

Rafferty Asset Management, LLC, 33 Whitehall Street, 10th Floor, New York, New York, 10004, provides investment advice to the Fund. Rafferty was organized as a New York limited liability corporation in June 1997. Lawrence C. Rafferty controls Rafferty through his ownership in Rafferty Holdings, LLC.

24

&ltR&gt
Under an Investment Advisory Agreement (“Advisory Agreement”), between the Trust, on behalf of the Fund, and Rafferty Rafferty provides a continuous investment program for the Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund, subject to the supervision of the Trustees. Rafferty bears all costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with or interested persons of Rafferty. The Trust bears all other expenses that are not assumed by Rafferty as described in the Prospectus. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which the Fund may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.
&lt/R&gt

Pursuant to the Advisory Agreement, the Fund pays Rafferty at an annual rate of 1.25% based on its average daily net assets.

&ltR&gt
The Fund is responsible for its own operating expenses. Rafferty has voluntarily agreed to waive its fees and/or reimburse operating expenses (excluding dividends and interest on short positions and extraordinary expenses) to the extent that Fund expenses exceed 2.00% of average daily net assets for the period ending August 31, 2006. If overall expenses fall below this percentage limitation, then the Fund may reimburse Rafferty within the following three years. There is no assurance that Rafferty will continue this waiver after this date.

The table below shows the amount of advisory fees paid by the Fund and the amount of fees waived and/or reimbursed by Rafferty for the fiscal period from April 6, 2005 through August 31, 2005.

	Advisory Fees Paid	Waived fees and/or expenses reimbursed by Adviser
PSI Calendar Effects Fund	$330,310	$0

The Advisory Agreement was approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of the Fund, in compliance with the 1940 Act. The Advisory Agreement continues in force for an initial period of two years after the date of its approval. The Agreement is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Rafferty or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of the Fund. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or Rafferty.

Under an Investment Subadvisory Agreement (“Subadvisory Agreement”) between Rafferty and PSI, PSI, subject to direction by Rafferty and the Board, will provide investment advice and portfolio management services to the Fund for a fee payable by Rafferty. Specifically, Rafferty and PSI jointly will manage the Fund’s assets. An investment team from Rafferty and PSI jointly will manage and be responsible for the Fund’s assets. Under the subadviser arrangement, PSI will direct, through Rafferty, the allocation of Fund assets among specific asset categories. Then, Rafferty will implement PSI’s allocation decisions for the Fund by selecting the particular securities that will comprise the asset categories in which the Fund will invest and place all brokerage orders for the purchase and sale of those securities.
&lt/R&gt

For the investment subadvisory services provided to the Fund, out of its advisory fee, Rafferty will pay PSI a fee, computed and paid monthly, equal to 0.75% of the Fund’s average daily net assets.

25

&ltR&gt
The Subadvisory Agreement was initially approved by the Board of the Trust (including all of the Trustees who are not “interested persons” of the Rafferty or PSI, as defined under the 1940 Act) and the shareholders of the Fund, in compliance with the 1940 Act. The Subadvisory Agreement provides that it will be in force for an initial two-year period and it must be approved each year thereafter by (1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Rafferty, PSI or the Trust; and by (2) the majority vote of either the full Board or the vote of a majority of the outstanding shares of the Fund. The Subadvisory Agreement automatically terminates on assignment and is terminable on not less than a 60-day written notice by Rafferty or a 90-day written notice by PSI. Under the terms of the Advisory Agreement, Rafferty automatically becomes responsible for the obligations of PSI upon termination of the Subadvisory Agreement.
&lt/R&gt

In evaluating the appointment of Rafferty as adviser to the PSI Calendar Effects Fund, the Trustees considered, among others, the following factors: (1) Rafferty’s experience in providing quality services; (2) Rafferty’s representation that the Fund will provide a more cost efficient investment vehicle for PSI’s advisory clients than separately managed client accounts; (3) Rafferty’s representation that the Fund is unique and does not have readily identifiable group of similar funds for comparison purposes; (4) the fairness and reasonableness of the proposed advisory fee, especially compared to fees paid by direct clients of PSI for separate account management services; (5) the proposed voluntary cap on expenses by Rafferty; (6) Rafferty’s ability to adopt and implement compliance and control functions for the Fund; (7) Rafferty’s fund trading activities and its capability for executing fund transactions in cooperation with PSI; (8) Rafferty’s capability to supervise subadvisers; and (9) Rafferty’s commitment not to use soft dollar arrangements in connection with Fund transactions and to seek attractive brokerage rates and best execution. The Board did not consider the investment performance of the Fund as it has not yet commenced operations.

In approving the appointment of Rafferty as adviser to the PSI Calendar Effects Fund, the Trustees concluded that: (1) Rafferty has the experience to provide quality services and management to the Fund; (2) Rafferty has the ability to adopt and implement compliance and control functions for the Fund; (3) Rafferty has sufficient capabilities for executing the Fund’s transactions in cooperation with PSI; and (4) Rafferty has the resources to supervise PSI as the Fund’s subadviser; and (5) the proposed advisory fee is fair and reasonable, especially compared to fees paid by direct clients of PSI for separate account management services.

In evaluating the proposed subadvisory agreement between Rafferty and PSI, the Trustees considered, among others, the following factors: (1) the experience of PSI in providing advisory services to clients, including the fact that the adviser has not previously advised a mutual fund; (2) the past experience of the proposed portfolio manager; (3) PSI’s ability to adopt and implement compliance controls and functions for the Fund; (4) PSI’s ability to make buy and sell recommendations for the Fund; (5) the fact that Rafferty, and not the Fund, will pay PSI’s subadvisory fee; and (6) the fairness and reasonableness of the proposed subadvisory fee compared to fees paid by direct clients of PSI for separate account management services. The Board did not consider economies of scale as the Fund has not yet commenced operations.

In approving the proposed subadvisory agreement between Rafferty and PSI, the Trustees concluded that: (1) PSI had experience in providing advisory services to clients, although the adviser has not previously advised a mutual fund; (2) the proposed portfolio manager has strong advisory experience; (3) PSI has the ability to adopt and implement compliance controls and functions for the Fund; (4) PSI has the ability will make buy and sell recommendations to the Fund; and (5) the proposed subadvisory fee is fair and reasonable, especially compared to fees paid by direct clients of PSI for separate account management services.

Rafferty shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

26

PSI shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by it agreement with Rafferty or for any losses that may be sustained in the purchase, holding or sale of any security.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 there under, the Trust, Rafferty, PSI and the distributor have adopted Codes of Ethics (“Codes”). These Codes permit portfolio managers and other access persons of the Fund to invest in securities that may be owned by the Fund, subject to certain restrictions.

Portfolio Manager

&ltR&gt
The Fund is managed by an investment committee solely consisting of Emanuel Schroeter and David Jajewski. In addition to the Fund, the committee manages the following other accounts as of August 31, 2005:

Other Accounts	Total Number of Accounts	Total Assets	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	8,000	$600 million	0	$0

In addition to the Fund, the committee manages two of PSI’s other investment products. These two investment products follow strategies similar to that of the Fund, though they invest only in mutual funds. As a result, PSI has not identified any material conflicts between the Fund and other investment products managed by the committee. However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Fund and other accounts. The management of the Fund and other accounts may result in unequal time and attention being devoted to the Fund and the other accounts. PSI’s management fees for the services it provides to other accounts varies and may be higher or lower than the subadvisory fees it receives from Rafferty. This could create potential conflicts of interest in which the portfolio manager may appear to favor one investment vehicle over another resulting in an account paying higher fees or one investment vehicle out performing another.

As of August 31, 2005, the committee’s compensation is paid by PSI and not the Fund. Their compensation consists of a fixed base salary. The committee members’ fixed base salary is reviewed annually and may be increased based on consideration of various factors, including, among others, experience, overall performance, the performance of the Fund and management responsibilities. The committee members may also participate in PSI’s other benefits generally available to all employees of the firm.
&lt/R&gt
27

&ltR&gt

Portfolio Manager			Dollar Range of Equity Securities in the Fund
	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,000 - $500,000	$500,001 - $1,000,000	Over $1,000,000
Emanuel Schroeter			X
David Jajewski					X
&lt/R&gt

Proxy Voting Policies and Procedures

The Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to Rafferty the responsibility for voting proxies relating to portfolio securities held by the Fund as part of their investment advisory services, subject to the supervision and oversight of the Board. The Proxy Voting Policies of Rafferty are attached as Appendix A. Notwithstanding this delegation of responsibilities, however, the Fund retains the right to vote proxies relating to its portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Fund and its shareholders, taking into account the value of the Fund’s investments.

&ltR&gt
More Information. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free, 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.
&lt/R&gt

Fund Administrator, Fund Accountant and Custodian

&ltR&gt
U.S. Bancorp Fund Services, LLC, (the “Administrator”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administrative, fund accounting and transfer agent services to the Funds. U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, an affiliate of the Administrator, provides custodian services to the Fund.

Pursuant to an Administration Servicing Agreement (“Service Agreement”) between the Trust and the Administrator, the Administrator provides the Trust with administrative and management services (other than investment advisory services). As compensation for these services, the Trust pays the Administrator a fee based on the current Trust’s average daily net assets of 0.06% on assets up to $1 billion, 0.05% on assets between $1 billion and $3 billion, 0.04% on assets between $3 billion and $6 billion and 0.03% on the remaining balance with a minimum fee of $20,000 per fund. The Administrator also is entitled to certain out-of-pocket expenses.

The table below shows the amount of fees paid by the Fund to the Administrator for the fiscal period from April 6, 2005 through August 31, 2005.

Fees paid to the Administrator
PSI Calendar Effects Fund	$ 15,214

Pursuant to a Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC (“Fund Accountant”), the Fund Accountant provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. For these services, the Trust pays the Fund Accountant a fee based on the current Trust’s average daily net assets of 0.015% on assets between $500 million and $3 billion and 0.01% on the remaining balance with a minimum fee of $23,000 per fund. The Fund Accountant also is entitled to certain out-of-pocket expenses, including pricing expenses.
&lt/R&gt
28

&ltR&gt
Pursuant to a Custodian Agreement, U.S. Bank, N.A.serves as the custodian of the Fund’s assets. Under the terms of the Custodian Agreement, the Custodian holds and administers the assets in the Fund’s portfolios. The Custodian receives an annual fee based on the Trust’s total average daily net assets of 0.03% on assets up to $500 million, 0.025% on assets between $500 million and $1 billion and 0.02% on the remaining balance. The Custodian also is entitled to certain out-of-pocket expenses.
&lt/R&gt

Distributor

&ltR&gt
Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as the distributor (“Distributor”) in connection with the offering of the Fund’s shares on a no-load basis. The Distributor and participating dealers with whom it has entered into dealer agreements offer shares of the Fund as agents on a best efforts basis and are not obligated to sell any specific amount of shares. For the fiscal year ended August 31, 2005, the Distributor received $90,000 as compensation from Rafferty for distribution services for the Trust. Mr. Rafferty is an affiliated person of the Distributor.
&lt/R&gt

Distribution Plan

&ltR&gt
Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted a Rule 12b-1 Plan of Distribution (“Plan”) for the Investor Class Shares of the Fund pursuant to which the Fund may pay certain expenses incurred in the distribution of the Investor Class Shares and the servicing and maintenance of existing shareholder accounts. Pursuant to the Plan, the Fund may pay up to 0.25% of its average daily net assets. The Plan provides that the Distributor will be compensated regardless of expenses it incurs.

The Plan was approved by the Trustees and the Independent Trustees of the Fund. In approving the Plan, the Trustees determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plan and the purposes for which such expenditures were made. With the exception of the Distributor, as the Fund’s principal underwriter, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

The Plan permits payments to be made by the Fund to the distributor or other third parties for expenditures incurred in connection with the distribution of Fund shares to investors and the provision of certain shareholder services. The distributor or other third parties are authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of the Fund. In addition, the Plan authorizes payments by the Fund to the distributor or other third parties for the cost related to selling or servicing efforts, preparing, printing and distributing Fund prospectuses, statements of additional information, and shareholder reports to investors.

The tables below show the amount of 12b-1 fees paid by the Fund for the fiscal period shown.

PSI Calendar Effects Fund	12b-1 fees paid
April 6, 2005 to August 31, 2005	$66,062

The fees paid to the Distributor by the Fund noted above were used for distribution related expenses, such as advertising and compensation to broker-dealers, sales personnel, and the Distributor. The Fund distributed those fees as follows:
&lt/R&gt
29

&ltR&gt

	Advertising and Marketing	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel	Other Marketing Expenses
PSI Calendar Effects Fund	$0	$ 0	$0	$66,062	$0	$0
&lt/R&gt

Independent Registered Public Accounting Firm

Ernst & Young LLP (“E&Y”), 233 S. Wacker Drive, Chicago, Illinois 60606, is the independent registered public accounting firm for the Trust. The Financial Statements of the Fund for the fiscal period from April 6, 2005 (commencement of operations) through August 31, 2005 have been audited by E&Y and are incorporated by reference herein with reliance upon the report of said Firm, which is given upon their authority as experts in accounting and auditing.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time), each day the NYSE is open for business. The NYSE is not open on New Year’s Day, Presidents’ Day, Martin Luther King’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

&ltR&gt
A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities traded principally on the NASDAQ National Market® (“NASDAQ®”) for which quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ® each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices; in that case, NASDAQ® will adjust the price to equal the inside bid or asked price, whichever is closer. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.
&lt/R&gt

When market quotations for options and futures positions held by the Fund are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available, or for which Rafferty has reason to question the validity of quotations received, are valued at fair value by procedures adopted by the Board.

&ltR&gt
For purposes of determining net asset value per share of the Fund, options and futures contracts are valued at the last sale prices of the exchanges on which they trade. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the last sale price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the last sale price for a like option acquired on the day on which the option is being valued. A last sale price may not be used for the foregoing purposes if the market makes a limit move with respect to a particular instrument.
&lt/R&gt

For valuation purposes, quotations of foreign securities or other assets denominated in foreign currencies are translated to U.S. dollar equivalents using the net foreign exchange rate in effect at the close of the stock exchange in the country where the security is issued. Short-term debt instruments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. If the Board determines that the amortized cost method does not represent the fair value of the short-term debt instrument, the investment will be valued at fair value by procedures adopted by the Board. U.S. government securities are valued at the mean between the closing bid and asked price provided by an independent third party pricing service (“Pricing Service”).

30

OTC securities held by the Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of the Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Dividend income and other distributions are recorded on the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Rafferty or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations. The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of the Fund are valued at fair value.

&ltR&gt
For purposes of calculating its daily NAV, the Fund typically reflects changes in its holdings of portfolio securities on the first business day following a portfolio trade (commonly known as “T+1 accounting”). However, the Fund is permitted to include same day trades when calculating its NAV (commonly referred to as “trade date accounting”) on days when the Fund receives substantial redemptions. Such redemptions can result in an adverse impact on the Fund’s NAV when there is a disparity between the trade price and the closing price of the security. Thus, the Fund’s use of trade date accounting is likely to lessen the impact of substantial redemptions on the Fund’s NAV.
&lt/R&gt

PURCHASES AND REDEMPTIONS

Retirement Plans

&ltR&gt
Individuals who earn compensation and who have not reached age 70½ before the close of the year generally may establish an individual retirement account (“IRA”). An individual may make limited contributions to an IRA of up to $4,000 per taxable year ($8,000, if such contributions also are made for a nonworking spouse and a joint return is filed) through the purchase of shares of the Fund; these maximum contributions increase by $500 if you attain age 50 before the end of the taxable year ($1,000 if both you and your spouse do so). The Internal Revenue Code of 1986, as amended (“Code”), limits the deductibility of IRA contributions to taxpayers who are not active participants (and, under certain circumstances, whose spouses are not active participants, unless their combined adjusted gross income does not exceed $150,000) in employer-provided retirement plans or who have adjusted gross income below certain levels. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to the same limits as referred to above. In addition, individuals whose earnings (together with their spouse’s earnings) do not exceed a certain level may establish a Roth IRA; although contributions thereto are nondeductible, withdrawals from a Roth IRA will not be taxable under certain circumstances. An IRA also may be used for certain “rollovers” from qualified benefit plans and from Section 403(b) annuity plans.
&lt/R&gt

Fund shares also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

31

Redemption in Kind

The Trust has filed a notice of election under Rule 18f-1 of the 1940 Act which obligates the Fund to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of the Fund’s net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs. Shareholders who receive futures contracts or options on futures contracts in connection with a redemption in kind may be responsible for making any margin payments due on those contracts.

Redemptions by Telephone

&ltR&gt
Shareholders may redeem shares of the Fund by telephone. When acting on verbal instructions believed to be genuine, the Trust, Rafferty, PSI, transfer agent and their trustees, directors, officers and employees are not liable for any loss resulting from a fraudulent telephone transaction request and the investor will bear the risk of loss. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. To the extent that the Trust, Rafferty, PSI, transfer agent and their trustees, directors, officers and employees do not employ such procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions.

Receiving Payment

Payment of redemption proceeds will be made within seven days following the Fund’s receipt of your request (if received in good order as described below) for redemption. For investments that have been made by check, payment on redemption requests may be delayed until the transfer agent is reasonably satisfied that the purchase payment has been collected by the Trust (which may require up to 10 calendar days). To avoid redemption delays, purchases should be made by direct wire transfers.
&lt/R&gt

A redemption request will be considered to be received in “good order” if:

•	The number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;

•	Any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

•
Any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

•
The signatures on any written redemption request of $100,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by U.S. Bancorp Fund Services, LLC, as transfer agent, under its current signature guarantee program.

32

The right of redemption may be suspended or the date of payment postponed for any period during which (1) the NYSE is closed (other than customary weekend or holiday closings); (2) trading on the NYSE is restricted; (3) situations where an emergency exists as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets or disposal of the Fund’s securities is not reasonably practicable; or (4) the SEC has issued an order for the protection of the Fund’s shareholders.

Anti-Money Laundering

&ltR&gt
The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency. In addition, pursuant to the Fund’s Customer Identification Program, the Fund’s transfer agent will complete a thorough review of all new opening account applications and will not transact business with any person or entity whose identity cannot be adequately verified.

EXCHANGE PRIVILEGE

An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents; or (2) a telephone request for such exchange in accordance with the procedures set forth in the Prospectus and below. Telephone requests for an exchange received by the Fund before 4:00 p.m. Eastern time will be effected at the close of regular trading on that day. Requests for an exchange received after the close of regular trading will be effected on the NYSE’s next trading day. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.
&lt/R&gt

The Trust reserves the right to reject any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time. In addition, the Trust may terminate this exchange privilege upon a 60-day notice.

SHAREHOLDER INFORMATION

Each share of the Fund gives the shareholder one vote in matters submitted to shareholders for a vote. Each series has equal voting rights, except that, in matters affecting only a particular series, only shares of that series are entitled to vote. Share voting rights are not cumulative, and shares have no preemptive or conversion rights. Shares are not transferable. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in a Trust’s or the Fund’s operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust’s outstanding shares.

33

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Dividends and Other Distributions

&ltR&gt
Net investment income and any realized net capital gains are distributed as described in the Prospectus under “Distributions and Taxes.” All distributions from the Fund normally are automatically reinvested without charge in additional shares of the Fund.
&lt/R&gt

Taxes

&ltR&gt
Regulated Investment Company Status. The Fund is treated as a separate corporation for federal tax purposes and intends to continue to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Code. If the Fund so qualifies and satisfies the Distribution Requirement (defined below) for a taxable year, it will not be subject to federal income tax on the part of its investment company taxable income (generally consisting of net investment income and the excess of net short-term capital gain over net long-term capital loss (“short-term capital gain”), all determined without regard to any deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term loss) it distributes to its shareholders for that year.

To qualify for treatment as a RIC, the Fund must dis-tribute to its shareholders for each taxable year at least 90% of its investment company taxable income (“Distribution Requirement”) and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each tax-able year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in secu-rities (“Income Requirement”); and (2) at the close of each quarter of the Fund’s tax-able year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not repre-sent more than 10% of the issuer’s outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer (collectively, “Diversification Requirements”).
&lt/R&gt

Although the Fund intends to satisfy the foregoing requirements, there is no assurance that it will be able to do so. The investment by the Fund primarily in options and futures positions entails some risk that it might fail to satisfy the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation used by the Fund, pursuant to which it would be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the Internal Revenue Service, which might apply a different method resulting in disqualification of the Fund.

&ltR&gt
If the Fund failed to qualify for treatment as a RIC for any taxable year, (1) its taxable income, including net capital gain, would be taxed at corporate income tax rates (up to 35%) and it would not receive a deduction for distributions to its shareholders; and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income, except for the part of those dividends that is “qualified dividend income” (described in the Prospectus) (“QDI”), which is subject to a maximum federal income tax rate of 15%) to the extent of the Fund’s earnings and profits. In addition, the Fund would be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.
&lt/R&gt

34

General. If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable distribution.

The Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends the Fund distributes (including distributions of short-term capital gain), if any, are taxable to its shareholders as ordinary income (at rates up to 35% for individuals), except to the extent they constitute QDI regardless of whether the dividends are reinvested in Fund shares or received in cash. Distributions of the Fund’s net capital gain, if any, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether the distributions are reinvested in Fund shares or received in cash. A shareholder’s sale (redemption) of Fund shares may result in a taxable gain, depending on whether the redemption proceeds are more or less than the adjusted basis for the shares. An exchange of Fund shares for shares of another fund generally will have similar consequences.

&ltR&gt
Income from Foreign Securities. Dividends and interest the Fund receives, and gains it realizes on foreign securities, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

The Fund may invest in the stock of “passive foreign invest-ment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to Federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the 15% maximum federal income tax rate on individuals’ QDI.
&lt/R&gt

If the Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then, in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain -- which the Fund probably would have to distribute to satisfy the Distribution Requirement -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The Fund may elect to “mark to market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC’s stock over the Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. The Fund’s adjusted basis in each PFIC’s stock with respect to which it makes this election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

35

&ltR&gt
Gains or losses (1) from the disposition of foreign currencies; (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security; and (3) that are attributable to fluctuations in exchange rates that occur between the time the Fund accrues dividends, interest or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of the Fund’s investment company taxable income to be distributed to its shareholders.
&lt/R&gt

Derivatives Strategies. The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gain from options and futures contracts the Fund derives with respect to its business of investing in securities, will be treated as qualifying income under the Income Requirement.

&ltR&gt
“Nonequity options” (i.e., listed options, such as those on “broad-based” stock indices) and futures in which the Fund may invest may be “section 1256 contracts.” Section 1256 contracts that the Fund holds at the end of each taxable year, other than section 1256 contracts that are part of a “mixed straddle” with respect to which the Fund has made an election not to have the following rules apply, must be “marked-to-market” (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.
&lt/R&gt

Code section 1092 (dealing with straddles) also may affect the taxation of derivatives in which the Fund may invest. That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options and futures contracts are positions in personal property. Under that section, any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. If the Fund makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of straddle transactions are not entirely clear.

If a call option written by the Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If the Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and the Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by the Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto. If the Fund exercises a purchased call option, the premium it paid for the option will be added to the basis of the subject securities or futures contract.

36

If the Fund has an “appreciated financial position” - generally, an interest (including an interest through an option, futures contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures contract the Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

&ltR&gt
The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Fund. No attempt is made to present a complete explanation of the Federal tax treatment of the Fund’s and its shareholders’ activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the Fund and to distributions therefrom.
&lt/R&gt

FINANCIAL STATEMENTS

&ltR&gt
The financial statements for the Fund for the fiscal period from April 6, 2005 (commencement of operations) through August 31, 2005, are herein incorporated by reference to the Fund’s Annual Report to Shareholders dated August 31, 2005. To receive a copy of the Prospectus or annual or semi-annual reports to shareholders, without charge, write to or call the Trust at the address or telephone number listed above.
&lt/R&gt

37

&ltR&gt
Appendix A

Description of Corporate Bond Ratings

Moody’s Investors Service and Standard and Poor’s Corporation are two prominent independent rating agencies that rate the quality of bonds. Following are expanded explanations of the ratings shown in the Prospectus and this SAI.

Moody’s Investors Service Ratings

Aaa: Bonds with this rating are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.

Aa: Bonds with this rating are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude.

A: Bonds with this rating possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds with this rating are considered as medium grade obligations, i.e.; they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds with this rating are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds with this rating generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds with this rating are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds with this rating represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds with this rating are the lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
&lt/R&gt
A-1

&ltR&gt
Generally, investment-grade debt securities are those rated Baa3 or better by Moody’s.

Standard & Poor’s Corporation Ratings

AAA: This rating is the highest rating assigned by Standard & Poor’s and is indicative of a very strong capacity to pay interest and repay principal.

AA: This rating indicates a very strong capacity to pay interest and repay principal and differs from the higher rated issues only by a small degree.

A: This rating indicates a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: This rating indicates an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC: These ratings indicate, on balance, a predominantly speculative capacity of the issuer to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: This rating is reserved for income bonds on which no interest is being paid.

D: This rating indicates debt in default, and payment of interest and/or repayment of principal are in arrears.

The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories, for example A or B+.

Generally, investment-grade debt securities are those rated BBB or better by Standard & Poor’s.
&lt/R&gt

A-2

&ltR&gt
APPENDIX B
&lt/R&gt

Potomac Funds
Proxy Voting Policies and Procedures

The Potomac Funds have adopted the following guidelines (the “Guidelines”) pursuant to which the Funds’ investment adviser, Rafferty Asset Management (“RAM”), in the absence of special circumstances, generally shall vote proxies. These Guidelines are designed to reasonably ensure that proxies are voted in the best interest of the shareholders of the Funds.

I. Duty to Vote Proxies

RAM views seriously its responsibility to exercise voting authority over securities that are owned by the Funds.

A.  It is the policy of RAM to review each proxy statement on an individual basis and to vote exclusively with the goal to best serve the financial interests of the Funds’ shareholders.

&ltR&gt
B. To document that proxies are being voted, RAM will keep a record reflecting when and how each proxy is voted. RAM will keep and maintain such records consistent with the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”), and other applicable regulations. RAM will make its proxy voting history and policies and procedures available to shareholders upon request. The proxy voting history and policies and procedures will be available via our website, www.potomacfunds.com, or in written form. If requested in written form, the proxy voting history and policies and procedures shall be sent to a shareholder within three business days of such a request. To request a written copy, shareholders, or their agents, may contact RAM at (800) 851-0511 or by writing to the Funds at P.O. Box 1993, Milwaukee, Wisconsin 53201.
&lt/R&gt

II. Guidelines for Voting Proxies

RAM will generally vote proxies so as to promote the long-term economic value of the underlying securities, and generally will follow the Guidelines provided below. Each proxy proposal should be considered on its own merits, and an independent determination will be made whether to support or oppose management’s position. RAM believes that the recommendation of management should be given substantial weight, but RAM will not support management proposals that may be detrimental to the underlying financial value of a stock.

The Potomac Funds portfolio management department will be responsible for administrating and overseeing the proxy voting process.

The Guidelines set forth below deal with the two basic categories of proxy proposals. While they are not exhaustive, they do provide a good indication of RAM’s general approach to a wide range of issues.

RAM usually will oppose proposals that dilute the economic interest of shareholders, reduce shareholders’ voting rights, or otherwise limit their authority. Proxies will be voted in what is believed to be in the fund shareholders’ best interest and not necessarily always with management. Each situation is considered individually within the general guidelines. Routine proposals normally are voted based on the recommendation of the issuer’s management. Non-routine proposals that could meaningfully impact the position of existing shareholders are given special consideration and voted in a manner that is believed to support the interests of the funds’ shareholders.

B-1

1. Routine Proposals

Routine proposals are those that do not propose to change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, routine proposals include:

•	Approval of auditors
•	Election of directors and officers of the corporation
•	Indemnification provisions for directors
•	Liability limitations of directors
•	Name changes
•	Declaring stock splits
•	Elimination of preemptive rights
•	Incentive compensation plans
•	Changing the date and/or the location of the annual meetings
•	Minor amendments to the articles of incorporation
•	Employment contracts between the company and its executives and remuneration for directors
•	Automatic dividend reinvestment plans
•	Retirement plans, pensions plans and profit sharing plans, creation of and amendments thereto

2. Non-Routine Proposals

These proposals are more likely to affect the structure and operations of the corporation and, therefore, will have a greater impact on the value of the stock. The portfolio voting the proxy will review each issue in this category on a case-by-case basis. RAM will be especially critical of lavish executive compensation and highly priced merger acquisition proposals, which would tend to lower future corporate earnings potential.

Non-routine proposals typically include:

•	Mergers and acquisitions
•	Restructuring
•	Re-incorporation or formation
•	Changes in capitalization
•	Increase or decrease in number of directors
•	Increase or decrease in preferred stock
•	Increase or decrease in common stock
•	Stock option plans or other compensation plans
•	Social issues
•	Poison pills
•	Golden parachutes
•	Greenmail
•	Supermajority voting
•	Board classification without cumulative voting
•	Confidential voting

B-2

RAM will typically accept management’s recommendations on shareholder proposed social issues, since it does not have the means to either evaluate the economic impact of such proposals, or determine a consensus among shareholders’ social and political viewpoints.

III. Conflicts of Interests

RAM and affiliated companies’ business lines, limited to that of investment advisor to mutual funds and retail broker/dealer, preclude any potential material conflicts of interests between RAM and Potomac Funds’ shareholders. Neither RAM, nor its affiliates underwrite securities or own stock shares.

IV. Recordkeeping and Reporting

RAM is required to maintain records of proxies voted pursuant to Section 204(2) of the Advisers Act and Rule 204-2(c) thereunder. RAM will maintain and make available to fund shareholders for review a copy of its proxy voting policies and procedures, a record of each vote cast, and each written and verbal shareholder request for proxy voting records. In addition, RAM will maintain appropriate proxy voting records for the Funds in compliance with applicable regulations under the Investment Company Act of 1940, as amended.

&ltR&gt
Proxy voting books and records are maintained by RAM for five years, the first two years can be accessed via the Funds’ website, www.potomacfunds.com, or requested in written form. If requested in written form, the proxy voting history and policies and procedures shall be sent to a shareholder within three business days of such a request. To request a written copy, shareholders, or their agents, may contact RAM at (800) 851-0511 or by writing to the Funds at P.O. Box 1993, Milwaukee, Wisconsin 53201. A copy of the twelve-month voting history of the Funds will be made available on the SEC’s website at http://www.sec.gov beginning August 1, 2004 for the twelve-month period beginning July 1, 2003, in accordance with applicable regulations under the 1940 Act.
&lt/R&gt

Effective July 1, 2003

B-3

POTOMAC FUNDS

Potomac Dollar Bear Fund
Potomac Short Real Estate Fund
Potomac Commodity Bull Fund

STATEMENT OF ADDITIONAL INFORMATION

33 Whitehall Street, 10th Floor
New York, NY 10004

(800) 851-0511

&ltR&gt
The Potomac Funds (the “Trust”) is a management investment company, or mutual fund, which currently offers a variety of investment portfolios to the public. This Statement of Additional Information (“SAI”) relates to the Investor Class of the Potomac Dollar Bear Fund, Potomac Short Real Estate Fund and Potomac Commodity Bull Fund (the “Funds”).

This SAI dated December 29, 2005 is not a prospectus. It should be read in conjunction with the Funds’ Prospectus dated December 29, 2005. This SAI is incorporated herein by reference into the Funds’ Prospectus. In other words, it is legally part of the Funds’ Prospectus.

To receive a copy of the Prospectus, without charge, write or call the Trust at the address or telephone number above.
&lt/R&gt

&ltR&gt
Dated: December 29, 2005
&lt/R&gt

i

Redemptions by Telephone	42
Receiving Payment	42
Anti-Money Laundering	43

EXCHANGE PRIVILEGE	43

SHAREHOLDER INFORMATION	43

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES	44
Dividends and Other Distributions	44
Taxes	44

FINANCIAL STATEMENTS	46

APPENDIX A	A-1

APPENDIX B	B-1

ii

THE POTOMAC FUNDS

&ltR&gt
The Trust is a Massachusetts business trust organized on June 6, 1997 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of 22 separate series of which 20 are currently offered to the public. This SAI relates only to the Potomac Dollar Bear Fund (“Dollar Bear Fund”), Potomac Short Real Estate Fund (“Short Real Estate Fund”) and Potomac Commodity Bull Fund (“Commodity Bull Fund”).
&lt/R&gt

The Funds currently offer Investor Class shares, which are designated for sale directly to investors without a sales charge. The Funds are designed principally for experienced investors who intend to follow an asset allocation strategy. The Funds are not designed for inexperienced or less sophisticated investors.

CLASSIFICATION OF THE FUNDS

&ltR&gt
The Funds are “non-diversified” series of the Trust pursuant to the 1940 Act. The Funds are considered “non-diversified” because a relatively high percentage of their assets may be invested in the securities of a limited number of issuers. To the extent that the Funds assume large positions in the securities of a small number of issuers, the Funds’ net asset values may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market’s assessment of the issuers, and the Funds may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

The Funds’ classification as a “non-diversified” investment company means that the proportion of their assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. The Funds, however, intend to meet certain diversification standards at the end of each quarter of their taxable year.
&lt/R&gt

INVESTMENT POLICIES AND TECHNIQUES

&ltR&gt
The Dollar Bear Fund, will seek to profit from the decline of the U.S. dollar by investing in foreign currencies, whether directly or indirectly through futures contracts and other derivative instruments, or in short-term, high quality fixed-income securities, including money market instruments, denominated in foreign currencies. The Dollar Bear Fund will, under normal circumstances, invest at least 80% (plus any borrowing for investment purposes) of its net assets in a manner designed to profit from a decline in the value of the U.S. dollar. The Short Real Estate Fund will seek to profit from a decline in the U.S. property market. The Real Estate Fund will, under normal market conditions, invest at least 80% (plus any borrowing for investment purposes) of its net assets in a manner designed to profit from a decline in U.S. property values. The Commodity Bull Fund will seek to profit from an appreciation in the value of commodities by investing indirectly in physical commodities through commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity linked-notes. The Commodity Bull Fund will, under normal circumstances, invest at least 80% (plus any borrowing for investment purposes) of its net assets in a manner designed to (a) profit from an increase in the value of commodities and (b) provide exposure to commodities. Each Fund unless otherwise indicated may engage in the types of transactions discussed below and in the Funds’ Prospectus. There is no assurance that any method of investment available to each Fund will result in the achievement of its objectives.
&lt/R&gt

Asset-Backed Securities

&ltR&gt
A Fund may invest in asset-backed securities of any rating or maturity. Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables.
&lt/R&gt

The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value. Value is also affected if any credit enhancement has been exhausted.

Bank Obligations

&ltR&gt
Money Market Instruments. A Fund may invest in bankers’ acceptances, certificates of deposit, demand and time deposits, savings shares and commercial paper of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”). A Fund also may invest in high quality, short-term, corporate debt obligations, including variable rate demand notes, having a maturity of one year or less. Because there is no secondary trading market in demand notes, the inability of the issuer to make required payments could impact adversely a Fund’s ability to resell when it deems advisable to do so.
&lt/R&gt

The Dollar Bear Fund may invest in foreign money market instruments, which typically involve more risk that investing in U.S. money market instruments. See “Foreign Securities” below. These risks include, among others, higher brokerage commissions, less public information, and less liquid markets in which to sell and meet large shareholder redemption requests.

Bankers’ Acceptances. Bankers’ acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods. They are termed “accepted” when a bank writes on the draft its agreement to pay it at maturity, using the word “accepted.” The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity.

&ltR&gt
Certificates of Deposit (“CDs”). The FDIC is an agency of the U.S. government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured to the extent this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.
&lt/R&gt

Commercial Paper. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. A Fund may invest in commercial paper rated A-l or A-2 by Standard & Poor’s® (“S&P®”) or Prime-1 or Prime-2 by Moody’s Investors Services®, Inc. (“Moody’s”), and in other lower quality commercial paper.

&ltR&gt
Corporate Debt Securities

A Fund may invest in investment grade corporate debt securities of any rating or maturity. Investment grade corporate bonds are those rated BBB or better by Standard & Poor’s® Ratings Group or Baa or better by Moody’s. Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics. See Appendix A for a description of corporate bond ratings. A Fund may also invest in unrated securities.

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid-and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

Equity Securities

Common Stocks. A Fund may invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
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Convertible Securities. A Fund may invest in convertible securities that may be considered high yield securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. When investing in convertible securities, a Fund may invest in the lowest credit rating category.

Preferred Stock. A Fund may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. When investing in preferred stocks, a Fund may invest in the lowest credit rating category.

Warrants and Rights. A Fund may purchase warrants and rights, which are instruments that permit the Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration but they usually do not have voting rights or pay dividends. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

Foreign Currencies

The Dollar Bear Fund will invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks not least being the fluctuation of foreign currency exchange rates with respect to the U.S. dollar. Exchange rates fluctuate for a number of reasons.

Inflation. Exchange rates change to reflect changes in a currency’s buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

Trade Deficits. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country’s goods more expensive and less competitive and so reducing demand for its currency.

Interest Rates. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation, long-term results may be the opposite.

Budget Deficits and Low Savings Rates. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.
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Political Factors. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall if a country appears a less desirable place in which to invest and do business.

Government Control. Through their own buying and selling of currencies, the world’s central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people’s expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal.

The value of the Dollar Bear Fund’s investments is calculated in U.S. dollars each day that the New York Stock Exchange is open for business. As a result, to the extent that the Dollar Bear Fund’s assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. dollar, the Dollar Bear Fund’s net asset value per share as expressed in U.S. dollars (and, therefore, the value of your investment) should increase. If the U.S. dollar appreciates relative to the other currencies, the opposite should occur.

The currency-related gains and losses experienced by the Dollar Bear Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars. Gains or losses on shares of the Dollar Bear Fund will be based on changes attributable to fluctuations in the net asset value of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares. The amount of appreciation or depreciation in the Dollar Bear Fund’s assets also will be affected by the net investment income generated by the money market instruments in which each Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

The Dollar Bear Fund may incur currency exchange costs when it sells instruments denominated in one currency and buy instruments denominated in another.

Currency Transactions. The Dollar Bear Fund conducts currency exchange transactions on a spot basis. Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency. A Fund also enters into forward currency contracts. See “Options, Futures and Other Strategies” below. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

The Dollar Bear Fund may invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance the Adviser is trying to duplicate. For example, the combination of U.S. dollar-denominated instruments with “long” forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the money market in a particular foreign currency is small or relatively illiquid.

For hedging purposes, the Dollar Bear Fund may invest in forward currency contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging). Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of the Dollar Bear Fund in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward currency contract on a particular currency with respect to portfolio positions denominated or quoted in that currency.
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The Dollar Bear Fund may use forward currency contracts for position hedging if consistent with its policy of trying to expose its net assets to foreign currencies. The Dollar Bear Fund is not required to enter into forward currency contracts for hedging purposes and it is possible that the Dollar Bear Fund may not be able to hedge against a currency devaluation that is so generally anticipated that the Dollar Bear Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible, under certain circumstances, that the Dollar Bear Fund may have to limit its currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code.

The Dollar Bear Fund currently does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of its portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Dollar Bear Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If the Dollar Bear Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Dollar Bear Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Dollar Bear Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Dollar Bear Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Dollar Bear Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Since the Dollar Bear Fund invests in money market instruments denominated in foreign currencies, it may hold foreign currencies pending investment or conversion into U.S. dollars. Although the Dollar Bear Fund values its assets daily in U.S. dollars, it does not convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Dollar Bear Fund will convert its holdings from time to time, however, and incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Dollar Bear Fund at one rate, and offer to buy the currency at a lower rate if the Dollar Bear Fund tries to resell the currency to the dealer.

Foreign Currency Options. The Dollar Bear Fund may invest in foreign currency-denominated securities and may buy or sell put and call options on foreign currencies. The Dollar Bear Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.
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Foreign Currency Exchange-Related Securities.

Foreign currency warrants. Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Principal exchange rate linked securities. Principal exchange rate linked securities (“PERLsSM”) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.
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Performance indexed paper. Performance indexed paper (“PIPsSM”) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.
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Foreign Securities

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A Fund may have both direct and indirect exposure to foreign securities through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices. In some cases, the best available market for foreign securities will be on exchanges or in over-the-counter (“OTC”) markets located outside the United States.
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Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, political or financial instability or diplomatic and other developments that could affect such investments. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments. Investment in emerging and developing countries may offer special opportunities for investment, but also carries greater risk than more developed foreign markets, such as those in Europe, Canada, Australia, New Zealand and Japan.
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Hybrid Instruments

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A Fund may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. A hybrid could be, for example, a bond issued by an oil company that pays a small base level of interest, in addition to interest that accrues when oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.
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Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Commodity Bull Fund will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

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Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investment in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
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Illiquid Investments and Restricted Securities

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A Fund may purchase and hold illiquid investments. A Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”), which the Trust’s Board of Trustees (“Board” or “Trustees”) or Rafferty Asset Management, LLC (“Rafferty” or “Adviser”), the Funds’ investment adviser has determined under Board-approved guidelines are liquid.
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The term “illiquid investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days; (2) securities for which market quotations are not readily available; (3) OTC options and their underlying collateral; (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand; (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board; and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.
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A Fund may not be able to sell illiquid investments when Rafferty considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on net asset value.

Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund may be unable to dispose of such securities promptly or at reasonable prices.
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Indexed Securities

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A Fund may purchase indexed securities, which are securities, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See “Illiquid Investments and Restricted Securities” above.
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Investments in indexed securities are considered investments in other investment companies discussed below.

Interest Rate Swaps

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A Fund may enter into interest rate swaps for hedging purposes and non-hedging purposes. Since swaps are entered into for good faith hedging purposes or are offset by a segregated account maintained by an approved custodian, Rafferty believes that swaps do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions. The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or other liquid securities having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by each Fund’s custodian. A Fund will not enter into any interest rate swap unless Rafferty believes that the other party to the transaction is creditworthy. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreement. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.
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Junk Bonds

A Fund may invest in lower-rated debt securities of any maturity, often called “junk bonds.”Junk bonds generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default. There can be no assurance that such declines will not recur.

The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit a Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market. Changes by recognized rating services in their rating of a fixed-income security may affect the value of these investments. A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Rafferty will monitor the investment to determine whether continued investment in the security will assist in meeting a Fund’s investment objective.
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Mortgage-Backed Securities

A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors. In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans.

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Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association (“Ginnie Mae®” or “GNMA”), Federal National Mortgage Association (“Fannie Mae®” or “FNMA”) or Federal Home Loan Mortgage Corporation (“Freddie Mac®” or “FHLMC”), but may also be issued or guaranteed by other private issuers. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a publicly owned, government-sponsored corporation that mostly packages mortgages backed by the Federal Housing Administration, but also sells some non-governmentally backed mortgages. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA. The FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provide certain guarantees. The corporation’s stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Pass-through securities issued by the FHLMC are guaranteed as to timely payment of principal and interest only by the FHLMC.
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Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government. The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.
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Collateralized mortgage obligations (“CMOs”) are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as “Mortgage Assets”). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references in this section to CMOs include multi-class pass-through securities. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

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Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities. A Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A Fund will only invest in SMBS whose mortgage assets are U.S. government obligations. A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

Investment in mortgage-backed securities poses several risks, including among others, prepayment, market and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.
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Municipal Obligations

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A Fund may invest in municipal obligations. In addition to the usual risks associated with investing for income, the value of municipal obligations can be affected by changes in the actual or perceived credit quality of the issuers. The credit quality of a municipal obligation can be affected by, among other factors: a) the financial condition of the issuer or guarantor; b) the issuer’s future borrowing plans and sources of revenue; c) the economic feasibility of the revenue bond project or general borrowing purpose; d) political or economic developments in the region or jurisdiction where the security is issued; and e) the liquidity of the security. Because municipal obligations are generally traded over the counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal issues can be enhanced by demand features, which enable a Fund to demand payment from the issuer or a financial intermediary on short notice.
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Options, Futures and Other Strategies

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General. A Fund may use certain options (traded on an exchange and OTC, or otherwise), futures contracts (sometimes referred to as “futures”) and options on futures contracts (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying currency, security or commodity, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions. The Dollar Bear Fund may enter into currency futures and currency options to attempt to hedge against change in currency market movements. The Commodity Bull Fund may invest in commodity futures and commodity options to attempt to hedge or limit the exposure of the Commodity Bull Fund’s commodity-linked investments. Commodity futures may be based upon commodities within five main commodity groups: (1) energy; (2) livestock; (3) agriculture; (4) industrial metals; and (5) precious metals.
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The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (“CFTC”). In addition, each Fund’s ability to use Financial Instruments will be limited by tax considerations. See “Dividends, Other Distributions and Taxes.” Pursuant to a claim for exemption filed with the National Futures Association on behalf of each Fund, each Fund is not deemed to be a “commodity pool operator” or a “commodity pool” under the Commodity Exchange Act and is not subject to the registration or regulation as such under the Commodity Exchange Act.

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In addition to the instruments, strategies and risks described below and in the Prospectus, Rafferty may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as Rafferty develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. Rafferty may utilize these opportunities to the extent that they are consistent with a Fund’s investment objective and permitted by the Fund’s investment limitations and applicable regulatory authorities. The Funds’ Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.
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Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1)  Successful use of most Financial Instruments depends upon Rafferty’s ability to predict certain movements of securities, currency or commodity markets. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of currency, stock or commodity market trends by Rafferty may still not result in a successful transaction. Rafferty may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place that, thus, may result in the strategy being unsuccessful.

(2)   Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

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(3)  As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that a Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(4)  Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

Cover. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. (“Custodian”), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover or accounts could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Options. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange® (“CBOE®”), the American Stock Exchange® (“AMEX®”) and other exchanges, as well as the OTC markets.
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By buying a call option on a currency, security or commodity, a Fund has the right, in return for the premium paid, to buy the currency, security or commodity underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver currency, securities or commodities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for the premium, to sell the currency, security or commodity underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the currencies, securities or commodities underlying the option at the exercise price.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Currencies, Securities and Commodities. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counter-party (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counter-party from which it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter-party to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counter-party, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counter-party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.
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Options on Indices. An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option.

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The exchanges have established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that a Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total value for the point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon a Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices. If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
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Futures Contracts and Options on Futures Contracts. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified currency, security or commodity on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

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When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When a Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).
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Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying currency, security, commodity or index. The extent of a Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. A Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract each Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in currency, securities ore commodities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures commission merchant. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.
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Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

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If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.
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Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

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Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.
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Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.

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Combined Positions. A Fund may purchase and write options in combination with each other. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
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Other Investment Companies

A Fund may invest in the securities of other investment companies. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

The Funds intend to limit their investments in securities issued by other investment companies in accordance with the 1940 Act. Section 12(d)(1) of the 1940 Act precludes a Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d) shall not apply to securities purchased or otherwise acquired by a Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%.

If a Fund invests in investment companies pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund proportionate to the vote of all other holders of such security. In addition, an investment company purchased by the Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.

Payment-In-Kind Securities and Strips

The Funds may invest in payment-in-kind securities and strips of any rating or maturity.

Payment-in-kind securities allow the issuer, at its option, to make current interest payments on the bonds either in cash or in bonds. Both zero-coupon securities and payment-in-kind securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though such securities do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments to satisfy distribution requirements. The Funds may also invest in strips, which are debt securities whose interest coupons are taken out and traded separately after the securities are issued but otherwise are comparable to zero-coupon securities. Like zero-coupon securities and payment-in kind securities, strips are generally more sensitive to interest rate fluctuations than interest paying securities of comparable term and quality.
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Real Estate Companies

The Real Estate Fund may make short investments in the securities of real estate companies, which are regarded as those which derive at least 50% of their respective revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate; or has at least 50% of its assets in such real estate. See “Short Sales” below. Under normal circumstances, the Real Estate Fund will invest substantially all of its assets in investments designed to take advantage in the decline in the value of equity securities of real estate companies, which can consist of common stocks (including Real Estate Investment Trust shares, see “Real Estate Investment Trusts” below), rights or warrants to purchase common stocks, securities convertible into common stocks where the conversion feature represents, in Rafferty’s view, a significant element of the securities’ value, and preferred stocks.

Real Estate Investment Trusts

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The Real Estate Fund may make short investments in Real Estate Investment Trusts (“REITs”). See “Short Sales” below. REITs include equity, mortgage and hybrid REITs. Equity REITs own real estate properties, and their revenue comes principally from rent. Mortgage REITs loan money to real estate owners, and their revenue comes principally from interest earned on their mortgage loans. Hybrid REITs combine characteristics of both equity and mortgage REITs. The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended. The performance of both types of REITs depends upon conditions in the real estate industry, management skills and the amount of cash flow. The risks associated with REITs include defaults by borrowers, self-liquidation, failure to qualify as a pass-through entity under the Federal tax law, failure to qualify as an exempt entity under the 1940 Act and the fact that REITs are not diversified.
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Repurchase Agreements

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A Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are primary dealers in U.S. government Securities. Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, a Fund purchases a U.S. government security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund’s holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. A Fund may not enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See “Illiquid Investments and Restricted Securities” above.

A Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement. In the event of default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by the Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to repurchase the security. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited.
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Reverse Repurchase Agreements

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A Fund may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed to price. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a Fund may decline below the price of the securities a Fund has sold but is obliged to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligation to repurchase the securities. During that time, a Fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted. Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of a Fund’s limitation on borrowing.
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Short Sales

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A Fund may engage in short sale transactions under which it sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed stock, the Fund will: (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the stock sold short; and (b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the stock at the time the stock was sold short; or (2) otherwise cover the Fund’s short position.
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Swap Agreements

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A Fund may enter into swap agreements for purposes of attempting to gain exposure to equity or debt securities or the overall commodity markets without actually purchasing those securities, commodities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,”i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Payments may be made at the conclusion of a swap agreement or periodically during its term.
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Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act. A Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund’s illiquid investment limitations. A Fund will not enter into any swap agreement unless Rafferty believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party.

A Fund may enter into a swap agreement in circumstances where Rafferty believes that it may be more cost effective or practical than buying the underlying securities or a futures contract or an option on such securities. The counter-party to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. A Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by a Fund on the notional amount.
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The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. Rafferty, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

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Unrated Debt Securities

A Fund may also invest in unrated debt securities. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.
&lt/R&gt

U.S. Government Securities

&ltR&gt
A Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (“U.S. government securities”) in pursuit of their investment objectives, in order to deposit such securities as initial or variation margin, as “cover” for the investment techniques they employ, as part of a cash reserve and for liquidity purposes.

U.S. government securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. government to purchase the agencies’ obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. government securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

U.S. government agencies and instrumentalities that issue or guarantee securities include the Federal Housing Administration, Fannie Mae©, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, Ginnie Mae®, the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks, the Freddie Mac©, the Farm Credit Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association (“Sallie Mae©”).

Yields on short-, intermediate- and long-term U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of a Fund’s portfolio investments in U.S. government securities, while a decline in interest rates generally would increase the market value of a Fund’s portfolio investments in these securities.
&lt/R&gt

When-Issued Securities

&ltR&gt
A Fund may enter into firm commitment agreements for the purchase of securities on a specified future date. A Fund may purchase, for example, new issues of fixed-income instruments on a when-issued basis, whereby the payment obligation, or yield to maturity, or coupon rate on the instruments may not be fixed at the time of transaction. A Fund will not purchase securities on a when-issued basis if, as a result, more than 15% of its net assets would be so invested. If a Fund enters into a firm commitment agreement, liability for the purchase price and the rights and risks of ownership of the security accrue to the Fund at the time it becomes obligated to purchase such security, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of such an agreement would be to obligate the Fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time a Fund is obligated to purchase such a security, it will be required to segregate assets with an approved custodian in an amount sufficient to settle the transaction.

Zero-Coupon Securities

A Fund may invest in zero-coupon bonds of any rating or maturity.

Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality. If the issuer defaults, a Fund may not receive any return on its investment. Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return. An investment in zero-coupon and delayed interest securities may cause a Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.
&lt/R&gt

Other Investment Risks and Practices

&ltR&gt
Borrowing. A Fund may borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in a Fund’s net asset value and on a Fund’s investments. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund’s net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

A Fund may borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.
&lt/R&gt

&ltR&gt
As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

In addition to the foregoing, a Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of its total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. A Fund may pledge portfolio securities as Rafferty deems appropriate in connection with any borrowings.

Lending Portfolio Securities. A Fund may lend portfolio securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing any combination of short-term government securities and cash as collateral with the Fund. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily. While a Fund’s portfolio securities are on loan, the Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. A Fund may invest the interest received and the collateral, thereby earning additional income. Loans would be subject to termination by the lending Fund on a four business-day notice or by the borrower on a one-day notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund’s shareholders. A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. The Funds currently have no intention of lending its portfolio securities.

Portfolio Turnover. The Trust anticipates that the Funds will have very high portfolio turnover due to the active management of their portfolios. A Fund’s portfolio turnover rate is calculated by the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate. Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year. In any given period, all of a Fund’s investments may have a remaining maturity of less than one year; in which case, the portfolio turnover rate for that period would be equal to zero. However, a Fund’s portfolio turnover rate calculated with all securities whose maturities were one year or less is anticipated to be unusually high.

High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to each Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect each Fund’s performance.
&lt/R&gt

INVESTMENT RESTRICTIONS

&ltR&gt
In addition to the investment policies and limitations described above and described in the Prospectus, the Trust, on behalf of each Fund, has adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of a Fund. Under the 1940 Act, a “vote of the majority of the outstanding voting securities” of a Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of a Fund; or (2) 67% or more of the shares of a Fund present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.
&lt/R&gt

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time each Fund’s borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

Each Fund shall not:

1. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of each Fund’s total assets would be lent to other parties, except (1) through the purchase of a portion of an issue of debt securities in accordance with each Fund’s investment objective, policies and limitations, or (2) by engaging in repurchase agreements with respect to portfolio securities.

2. Underwrite securities of any other issuer.

3. Purchase, hold, or deal in real estate or oil and gas interests.

&ltR&gt
4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except (1) that each Fund may issue senior securities in connection with transactions in options, futures, options on futures and forward contracts, swaps, caps, floors, collars and other similar investments; (2) as otherwise permitted herein and in Investment Limitations Nos. 5 and 7, and (3) each Fund may make short sales of securities.

5. Pledge, mortgage, or hypothecate each Fund’s assets, except (1) to the extent necessary to secure permitted borrowings; (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis; and (3) in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.
&lt/R&gt

6. Invest in physical commodities, except that each Fund may purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.

&ltR&gt
7. Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of each Fund’s total assets); (2) as a temporary measure and then only in amounts not to exceed 5% of the value of each Fund’s total assets; (3) to enter into reverse repurchase agreements, and (4) to lend portfolio securities. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.
&lt/R&gt

8. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, except that the Real Estate Fund will invest at least 25% of the value of its total assets in the securities of issuers related to the real estate industry.

Each Fund has adopted the following fundamental investment policy that enables it to invest in another investment company or series thereof:

Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with the same limitations as each Fund. For this purpose, “all of the Fund’s investable assets” means that the only investment securities that will be held by each Fund will be the Fund’s interest in the investment company.

PORTFOLIO TRANSACTIONS AND BROKERAGE

&ltR&gt
Subject to the general supervision by the Board, Rafferty is responsible for decisions to buy and sell securities for each Fund, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Rafferty expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder. There is generally no stated commission in the case of fixed income securities, which are commonly traded in the OTC market, but the price paid by the Funds usually includes an undisclosed dealer commission or mark-up.
&lt/R&gt

When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer’s “spread,” the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty.

&ltR&gt
In effecting portfolio transactions for the Funds, Rafferty seeks to receive the closing prices of securities that are in line with those of the securities included in the applicable index and seeks to execute trades of such securities at the lowest commission rate reasonably available. With respect to agency transactions, Rafferty may execute trades at a higher rate of commission if reasonable in relation to brokerage and research services provided to the Funds or Rafferty. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The Funds believe that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

Rafferty may use research and services provided to it by brokers in servicing the Funds; however, not all such services may be used by Rafferty in connection with the Funds. While the receipt of such information and services is useful in varying degrees and generally would reduce the amount of research or services otherwise performed by Rafferty, this information and these services are of indeterminable value and would not reduce Rafferty’s investment advisory fee to be paid by each Fund.
&lt/R&gt

&ltR&gt
Purchases and sales of U.S. government securities normally are transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

Aggregate brokerage commission paid by the Commodity Bull Fund for the following fiscal period is shown in the table below.

Commodity Bull Fund	Brokerage Fees Paid
February 17, 2005 to August 31, 2005	$102,020
&lt/R&gt

PORTFOLIO HOLDINGS INFORMATION

&ltR&gt
The Trust maintains portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the Funds’ portfolio investments to ensure that such disclosure is in the best interests of the Funds’ shareholders. In adopting the policies, the Board of Trustees considered actual and potential material conflicts that could arise between the interest of Fund shareholders, the Adviser, distributor, or any other affiliated person of the Funds. Disclosure of a Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

From time to time, rating and ranking organizations such as Standard & Poor’s® and Morningstar, Inc. may request complete portfolio holdings information in connection with rating a Fund. Similarly, pension plan sponsors, consultants and/or other financial institutions may request a complete list of portfolio holdings in order to assess the risks of a Fund’s portfolio along with related performance attribution statistics. The Trust believes that these third parties have legitimate objectives in requesting such portfolio holdings information. To prevent such parties from potentially misusing portfolio holdings information, the Funds will generally only disclose such information as of the end of the most recent calendar quarter, with a lag of at least 60 days. In addition, the Funds’ adviser, or its designee, may grant exceptions to permit additional disclosure of portfolio holdings information at differing times and with differing lag times to rating agencies and to the parties noted above, provided that (1) the recipient is subject to a confidentiality agreement; (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Funds and will not use the information to facilitate or assist in any investment program; and (3) the recipient will not provide access to third parties to this information. The Chief Compliance Officer shall report any disclosures made pursuant to this exception to the Board of Trustees.

In addition, the Funds’ service providers, such as, custodian, and transfer agent may receive portfolio holdings information in connection with their services to the Funds. In no event shall the Adviser, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

In the event a portfolio holdings disclosure made pursuant to the policies presents a conflict of interest between the Funds’ shareholders and Rafferty, the distributor and their affiliates or employees and any affiliated person of the Fund, the disclosure will not be made unless a majority of the Independent Trustees approves such disclosure.
&lt/R&gt

MANAGEMENT OF THE TRUST

Trustees and Officers

&ltR&gt
The business affairs of each Fund are managed by or under the direction of the Board of Trustees. The Trustees are responsible for managing the Funds’ business affairs and for exercising all of the Funds’ powers except those reserved to the shareholders. A Trustee may be removed by a written instrument, signed by at least two-thirds of the other Trustees or by a two-thirds vote of the outstanding Trust shares.
&lt/R&gt

The following table is a list of the Trustees and officers of the Trust, their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust. Each Trustee of the Trust also serves on the Board of the Potomac Insurance Trust, the other registered investment company in the Potomac mutual fund complex. Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor New York, NY 10004.

&ltR&gt
Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee
Lawrence C. Rafferty(1) Age: 63	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	34	None
Jay F. Higgins(1) Age: 61	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Chairman, Bengal Partners, LLC, 1998-present (NASD Broker-Dealer).	34	Dwango North America Corp. (radio, telephone communications)
&lt/R&gt

&ltR&gt
Non-Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee
Daniel J. Byrne Age: 62	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992-present; Trustee, The Opening Word Program, Wyandanch, New York.	34	None
Kevin G. Boyle(2) Age: 65	Trustee	Lifetime of Trust until removal or resignation; Since 2002	President, Kevin G. Boyle Securities, Inc., 1981-present.	34	None
Gerald E. Shanley III Age: 62	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985-present; Trustee of Estate of Charles S. Payson, 1987-present.	34	None
&lt/R&gt

&ltR&gt
Officers
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee
Daniel D. O’Neill Age: 38	Chief Executive Officer	One Year; Since 2003	Managing Director of Rafferty, 1999-present	N/A	None
	President	One Year; Since 1999
Timothy P. Hagan Age: 64	Chief Compliance Officer	One Year; Since 2004	Vice President of Rafferty, 1997-present.	N/A	None
	Chief Financial Officer	One Year; Since 2004; From 1997-2001
Philip A. Harding Age: 63	Senior Vice President	One Year; Since 1999	Vice President of Rafferty, 1997-present.	N/A	None
&lt/R&gt

&ltR&gt

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee
Sean Smyth Age: 34	Vice President	Once Year; Since 2005	Lead Portfolio Manager of Rafferty, 2005-present; Portfolio Manager, Gartmore Global Investments, 2000-2005.	N/A	None
Louis Flamino Age: 30	Vice President	One Year; Since 2005	Wholesaler of Rafferty, 1999-present.	N/A	None
Neil Kelly Age: 43	Vice President	One Year; Since 2005	Wholesaler of Rafferty, 2004-present; First Vice President, Salomon Smith Barney, 1997-2003.	N/A	None
Stephen P. Sprague Age: 57	Treasurer and Controller	One Year; Since 1999	Chief Financial Officer of Rafferty for the past 5 years.	N/A	None
Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202 Age: 33	Secretary	One Year; Since 2004	Vice President, U.S. Bancorp Fund Services LLC, 1997-present.	N/A	None
Angela Brickl 615 East Michigan Street Milwaukee, WI 53202 Age: 30	Assistant Secretary	One Year; Since 2004	Compliance Administrator, U.S. Bancorp Fund Services, LLC, 2003-present; Business Analyst, Strong Financial Corp., 2002-2003; Senior Auditor, Arthur Anderson, 1999-2002.	N/A	None
&lt/R&gt

(1)	Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins owns a beneficial interest in Rafferty.

(2)	Mr. Boyle was an Interested Trustee from May to September 2004 due to his daughter being employed by Rafferty Capital Markets, LLC during that time period.

&ltR&gt
(3)
The Potomac Complex consists of the Potomac Funds which currently offers for sale to the public 20 portfolios of the 22 currently registered with the SEC and the Potomac Insurance Trust which currently offers for sale 4 portfolios of the 12 currently registered with the SEC.

&lt/R&gt

The Trust has an Audit Committee, consisting of Messrs. Boyle, Byrne and Shanley. The members of the Audit Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust’s Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the Trust’s independent registered public accounting firm (including the audit fees charged by the accounting firm); the supervision of investigations into matters relating to audit matters; the review with the independent registered public accounting firm of the results of audits; and addressing any other matters regarding audits. The Audit Committee met twice during the Trust’s most recent fiscal year.

&ltR&gt
The Trust also has a Nominating Committee, consisting of Messrs. Boyle, Byrne and Shanley, each of whom is a disinterested member of the Board. The primary responsibilities of the nominating committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The nominating committee also evaluates and nominates Board member candidates. The Nominating Committee will consider nominees recommended by shareholders. Such recommendations should be in writing and addressed to the Funds with attention to the Nominating Committee Chair. The recommendations must include the following Preliminary Information regarding the nominee: (1) name; (2) date of birth; (3) education; (4) business professional or other relevant experience and areas of expertise; (5) current business and home addresses and contact information; (6) other board positions or prior experience; and (7) any knowledge and experience relating to investment companies and investment company governance. The Nominating Committee did not meet during the Trust’s most recent fiscal year.
&lt/R&gt

The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Boyle, Byrne and Shanley. The members of the Qualified Legal Compliance Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibility of the Trust’s Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report (“Report”) made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee or agent of the Trust. The Qualified Legal Compliance Committee did not meet during the Trust’s most recent fiscal year.

The following table shows the amount of equity securities in each Fund owned by the Trustees as of the calendar year ended December 31, 2004:

&ltR&gt
Dollar Range of Equity Securities Owned:	Interested Trustees:		Disinterested Trustees:
	Lawrence C. Rafferty	Jay Higgins	Kevin G. Boyle	Daniel J. Byrne	Gerald E. Shanley III
Dollar Bear Fund(1)	$ 0	$ 0	$0	$ 0	$ 0
Short Real Estate Fund(1)	$ 0	$ 0	$0	$ 0	$ 0
Commodity Bull Fund	$ 0	$ 0	$0	$ 0	$ 0
Aggregate Dollar Range of Equity Securities in the Potomac Mutual Fund Complex(2)	$ 0	$ 0	$0	$10,001 - $50,000	$ 0

(1)	As of the date of this prospectus, the Dollar Bear and Short Real Estate Funds have not commenced operations.

(2)
The Potomac Complex consists of the Potomac Funds which currently offers for sale to the public 20 portfolios of the 22 currently registered with the SEC and the Potomac Insurance Trust which currently offers for sale 4 portfolios of the 12 currently registered with the SEC.

&lt/R&gt

The Trust’s Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

&ltR&gt
No officer, director or employee of Rafferty receives any compensation from the Trust for acting as a Trustee or officer of the Trust. The following table shows the compensation earned by each Trustee for the Trust’s fiscal year ended August 31, 2005.
&lt/R&gt

&ltR&gt

Name of Person, Position	Aggregate Compensation From the Commodity Bull Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Potomac Complex(2) Paid to the Trustees
Interested Trustees
Lawrence C. Rafferty	$0	$0	$0	$0
Jay F. Higgins	$174	$0	$0	$15,000
Disinterested Trustees
Kevin G. Boyle	$215	$0	$0	$18,500
Daniel J. Byrne	$215	$0	$0	$18,500
Richard G. Jackson(1)	$0	$0	$0	$0
Gerald E. Shanley III	$285	$0	$0	$24,500
&lt/R&gt

(1)	Mr. Jackson resigned from the Board on Trustees effective October 15, 2004.

&ltR&gt
(2)
The Potomac Complex consists of the Potomac Funds which currently offers for sale to the public 20 portfolios of the 22 currently registered with the SEC and the Potomac Insurance Trust which currently offers for sale 4 portfolios of the 12 currently registered with the SEC.

Principal Shareholders, Control Persons and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of any class of a Fund’s outstanding shares. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund. As of November 30, 2005, the following shareholders were considered to be either a control person or principal shareholder of the Commodity Bull Fund:
&lt/R&gt

&ltR&gt
Commodity Bull Fund

Name and Address	% Ownership
National Financial Services Corp. 1 World Financial Center 200 Liberty St. Fl. 5 New York, NY 10281-5503	62.75%

Charles Schwab & Co. Inc. Attn: Mutual Funds 101 Montgomery St. San Francisco, CA 94101-4122	14.51%

FTC & Co. Attn: Datalynx House A/C PO Box 173736 Denver, CO 80217-3736	13.10%

Daniel O’Neill Rafferty Asset Management, LLC 33 Whitehall St. Fl. 10 New York, NY 10004-2114	6.47%

Because the Dollar Bear and Short Real Estate Funds had not commenced operations as of the date of this SAI, they had no control persons or principal shareholders.

In addition, as of December 5, 2005, the Trustees and officers as a group owned 6% of the outstanding shares of the Commodity Bull Fund.
&lt/R&gt

Investment Adviser

Rafferty Asset Management, LLC, 33 Whitehall Street, 10th Floor, New York, NY 10004, provides investment advice to each Fund. Rafferty was organized as a New York limited liability corporation in June 1997. Lawrence C. Rafferty controls Rafferty through his ownership in Rafferty Holdings, LLC.

&ltR&gt
Under an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds and Rafferty, Rafferty provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds, subject to the supervision of the Trustees. Rafferty bears all costs associated with providing these advisory services. The Trust bears all other expenses that are not assumed by Rafferty as described in the Prospectus. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which each Fund may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.
&lt/R&gt

Pursuant to the Advisory Agreement, each Fund pays Rafferty at an annual rate of 0.95% based on its average daily net assets.

&ltR&gt
Each Fund is responsible for its own operating expenses. Rafferty has voluntarily agreed to waive its fees and/or reimburse operating expenses (excluding dividends and interest on short positions and extraordinary expenses) through August 31, 2006 to the extent that each Fund’s expenses exceed 1.75% of average daily net assets. If overall expenses fall below these percentage limitations, then each Fund may reimburse Rafferty within the following three years. There is no assurance that Rafferty will continue this waiver after this date.

The table below shows the amount of advisory fees paid by the Commodity Bull Fund and the amount of fees waived and/or reimbursed by Rafferty for the fiscal period from February 17, 2005 to August 31, 2005.

	Advisory Fees Paid	Waived fees and/or expenses reimbursed by Adviser
Commodity Bull Fund	$64,497	$17,256

The Advisory Agreement was approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of the Funds, in compliance with the 1940 Act. The Advisory Agreement continues in force for an initial period of two years after the date of its approval. The Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Rafferty or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of each Fund. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or Rafferty.

The Advisory Agreement was approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of each Fund, in compliance with the 1940 Act. In approving the Advisory Agreement, the Trustees considered a number of factors and posed questions to management personnel of Rafferty regarding the materials submitted.
&lt/R&gt

Dollar Bear Fund

&ltR&gt
With respect to the Dollar Bear Fund, the Trustees considered, among others, the following factors and concluded that: (1) the Dollar Bear Fund is relatively novel and is designed to take advantage of currency trends; (2) after a discussion of Rafferty’s investment strategy, Rafferty has the ability to manage a fund with investment objective and strategies relating to the U.S. and foreign currency markets; (3) the management and advisory fees are reasonable even though they are slightly higher than the other short funds in the Potomac Funds complex because of the complexity in managing this new Fund; (4) Rafferty has the experience to provide quality advisory and management services to the Trust; (5) Rafferty’s commitment to cap Fund expenses through the Dollar Bear Fund’s 2005 fiscal year will benefit the Fund and its shareholders; (6) Rafferty has the ability to adopt and implement compliance and control functions for the Dollar Bear Fund; (7) the personnel to service the Dollar Bear Fund is adequate due to Rafferty retaining additional personnel; (8) the ability to achieve economies of scale is limited because of expected large fluctuations in Fund assets due to market timing activity; (9) there are benefits to the Potomac Fund complex and to Rafferty by expanding the lines of investment products and options; and (10) Rafferty’s commitment not to use soft dollar arrangements in connection with Fund transactions and to seek attractive brokerage rates and best execution to the benefit the Fund and its shareholders.
&lt/R&gt

Potomac Short Real Estate

&ltR&gt
With respect to the Short Real Estate Fund, the Trustees considered, among others, the following factors and concluded that: (1) the Short Real Estate Fund is relatively novel and is designed to take advantage of declines in the U.S. property market; (2) after a discussion of Rafferty’s investment strategy, Rafferty’s commitment to construct and manage a model portfolio based on the investment objective and strategies of the Short Real Estate Fund; (3) the proposed management and advisory fees are reasonable even though they are slightly higher than the other short funds in the Potomac Fund complex because of the complexity in managing this new Fund; (4) Rafferty has the experience to provide high quality advisory and management services to the Trust; (5) Rafferty’s commitment to cap Fund expenses through the Short Real Estate Fund’s 2005 fiscal year will benefit the Fund and its shareholders; (6) Rafferty has the ability to adopt and implement compliance and control functions for the Short Real Estate Fund; (7) the personnel to service the Short Real Estate Fund is adequate due to Rafferty retaining additional personnel; (8) the ability to achieve economies of scale is limited because of expected large fluctuations in Fund assets due to market timing activity; (9) there are benefits to the Potomac Fund complex and to Rafferty by expanding the lines of investment products and options; and (10) Rafferty’s commitment not to use soft dollar arrangements in connection with Fund transactions and to seek attractive brokerage rates and best execution to the benefit of the Fund and its shareholders.
&lt/R&gt

Commodity Bull Fund

&ltR&gt
With respect to the Commodity Bull Fund, the Trustees considered, among others, the following factors and concluded that: (1) that the Commodity Bull Fund is relatively novel and would be designed to take advantage of changes in the commodities markets; (2) after a discussion of Rafferty’s investment strategy, Rafferty has the ability to manage a fund with investment objective and strategies relating to the commodities markets; (3) the proposed management and advisory fees are reasonable even though they are higher than potentially comparable funds inside and outside the Potomac Fund complex because of the complexity in managing this new Fund; (4) Rafferty has the experience to provide high quality advisory and management services to the Trust; (5) Rafferty’s commitment to cap Fund expenses through the Commodity Bull Fund’s 2005 fiscal year will benefit the Fund and its shareholders; (6)  Rafferty has the ability to adopt and implement compliance and control functions for the Commodity Bull Fund; (7) the personnel to service the Commodity Bull Fund is adequate due to Rafferty retaining additional personnel; (8) the ability to achieve economies of scale is limited because expected large fluctuations in Fund assets due to market timing activity; (9) there are benefits to the Potomac Fund complex and to Rafferty by expanding the lines of investment products and options; and (10) Rafferty’s commitment not to use soft dollar arrangements in connection with Fund transactions and to seek attractive brokerage rates and best execution to the benefit of the Fund and its shareholders.
&lt/R&gt

Rafferty shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Trust, Rafferty and the distributor have adopted Codes of Ethics (“Codes”). These Codes permit portfolio managers and other access persons of each Fund to invest in securities that may be owned by each Fund, subject to certain restrictions.

&ltR&gt
Portfolio Manager

The Funds are managed by an investment committee consisting of Sean Smyth, Ryan King, Brendan Murray, and Paul Brigandi. In addition to the Funds, the committee manages the following other accounts as of August 31, 2005:

Other Accounts	Total Number of Accounts	Total Assets	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Registered Investment Companies	9	$192 million	0	0
Other Pooled Investment Vehicles	6	$189 million	0	0
Other Accounts	0	0	0	0

Rafferty manages no other accounts with an investment objective similar to that of the Funds. However, the Funds may invest in the same securities but the nature of each investment (long or short) may be opposite and in different proportions. Rafferty ordinarily executes transactions for the Funds “market-on-close,” in which Funds purchasing or selling the same security receive the same closing price.

Rafferty has not identified any additional material conflicts between the Funds and other accounts managed by the investment committee. However, other actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Funds and other accounts. The management of the Funds and other accounts may result in unequal time and attention being devoted to the Funds and other accounts. Rafferty’s management fees for the services it provides to other accounts varies and may be higher or lower than the advisory fees it receives from the Fund. This could create potential conflicts of interest in which the portfolio manager may appear to favor one investment vehicle over another resulting in an account paying higher fees or one investment vehicle out performing another.

As of August 31, 2005, the investment committee’s compensation is paid by Rafferty and not the Funds. Their compensation primarily consists of a fixed base salary and a bonus. The investment committee’s salary is reviewed annually and increases are determined by factors such as performance and seniority. Bonuses are determined by the individual performance of an employee including factors such as attention to detail, process, and efficiency, and are impacted by the overall performance of the firm. The investment committee’s salary and bonus are not based on the Funds’ performance and as a result, no benchmarks are used.

The members of the investment committee do not own any shares of the Dollar Bear and Short Real Estate Funds, as the Funds had not commenced operations as of the date of this SAI.

Set forth below are the dollar ranges of securities of the Commodity Bull Fund beneficially owned by each portfolio manager as of August 31, 2005.
&lt/R&gt

&ltR&gt
Portfolio Manager	Dollar Range of Equity Securities in the Commodity Bull Fund
	None	$1 - $10,000	$10,001 - 50,000	$50,001 - $100,000	Over $100,000
Paul Brigandi	X
Ryan King	X
Brendan Murray	X
Sean Smyth	X
&lt/R&gt

Proxy Voting Policies and Procedures

&ltR&gt
The Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to Rafferty the responsibility for voting proxies relating to portfolio securities held by the Funds as part of their investment advisory services, subject to the supervision and oversight of the Board. The Proxy Voting Policies of Rafferty are attached as Appendix B. Notwithstanding this delegation of responsibilities, however, each Fund retains the right to vote proxies relating to its portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of each Fund and its shareholders, taking into account the value of each Fund’s investments.

More Information. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free, 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.
&lt/R&gt

Fund Administrator, Fund Accountant, Transfer Agent and Custodian

&ltR&gt
U.S. Bancorp Fund Services, LLC (“Administrator”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administrative, fund accounting and transfer agent services to the Funds. U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, an affiliate of the Administrator, provides custodian services to the Funds.

Pursuant to an Administration Servicing Agreement between the Trust and the Administrator, the Administrator provides the Trust with administrative and management services (other than investment advisory services). As compensation for these services, the Trust pays the Administrator a fee based on the Trust’s total average daily net assets of 0.06% on assets up to $1 billion, 0.05% on assets between $1 billion and $3 billion, 0.04% on assets between $3 billion and $6 billion and 0.03% on the remaining balance with a minimum fee of $20,000 per fund. The Administrator also is entitled to certain out-of-pocket expenses.

The table below shows the amount of fees paid by the Commodity Bull Fund to the Administrator for the fiscal period from February 17, 2005 to August 31, 2005.

Fees paid to the Administrator
Commodity Bull Fund	$ 12,730

Pursuant to a Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC (“Fund Accountant”), the Fund Accountant provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. For these services, the Trust pays the Fund Accountant a fee based on the Trust’s total average daily net assets of 0.015% on assets between $500 million and $3 billion and 0.01% on the remaining balance with a minimum fee of $23,000 per fund. The Fund Accountant also is entitled to certain out-of-pocket expenses, including pricing expenses.
&lt/R&gt

&ltR&gt
Pursuant to a Custodian Agreement, U.S. Bank, N.A. serves as the custodian of the Funds’ assets. Under the terms of the Custodian Agreement, the Custodian holds and administers the assets in the Funds’ portfolios. The Custodian receives an annual fee based on the Trust’s total average daily net assets of 0.03% on assets up to $500 million, 0.025% on assets between $500 million and $1 billion and 0.02% on the remaining balance. The Custodian also is entitled to certain out-of-pocket expenses.
&lt/R&gt

Distributor

&ltR&gt
Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as the distributor (“Distributor”) in connection with the continuous offering of the Funds’ shares. The Distributor and participating dealers with whom it has entered into dealer agreements offer shares of the Funds as agents on a best efforts basis and are not obligated to sell any specific amount of shares. For the fiscal year ended August 31, 2005, the Distributor received $90,000 as compensation from Rafferty for distribution services for the Trust. Mr. Rafferty is an affiliated person of the Distributor.
&lt/R&gt

Distribution Plan

&ltR&gt
Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted a Rule 12b-1 Plan of Distribution (“Plan”) for the Investor Class Shares of each Fund pursuant to which each Fund may pay certain expenses incurred in the distribution of the Investor Class Shares and the servicing and maintenance of existing shareholder accounts. With the exception of the Distributor, as the Funds’ principal underwriter, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.
&lt/R&gt

Pursuant to the Plan, each Fund may pay up to 1.00% of its average daily net assets. However, the Board has authorized each Fund to pay distribution and services fees only in an amount equal to the difference between a Fund’s total annual operating expenses and the contractual limit on total annual operating expenses of 1.75% for the Funds.

&ltR&gt
The Plan was approved by the Trustees, including the Independent Trustees of the Funds. In approving the Plan, the Trustees determined that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders. The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plan and the purposes for which such expenditures were made.
&lt/R&gt

The Plan permits payments to be made by each Fund to the distributor or other third parties for expenditures incurred in connection with the distribution of Fund shares to investors and the provision of certain shareholder services. The distributor or other third parties are authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of each Fund. In addition, the Plan authorizes payments by each Fund to the distributor or other third parties for the cost related to selling or servicing efforts, preparing, printing and distributing Fund prospectuses, statements of additional information, and shareholder reports to investors.

&ltR&gt
The Commodity Bull Fund did not pay any 12b-1 fees for the fiscal period from February 17, 2005 through August 31, 2005.
&lt/R&gt

Independent Registered Public Accounting Firm

&ltR&gt
Ernst & Young LLP (“E&Y”), 233 S. Wacker Drive, Chicago, Illinois 60606, is the independent registered public accounting firm for the Trust. The Financial Statements of the Commodity Bull Fund for the fiscal period from February 17, 2005 (commencement of operations) through August 31, 2005 have been audited by E&Y and are incorporated by reference herein with reliance upon the report of said Firm, which is given upon their authority as experts in accounting and auditing.
&lt/R&gt

DETERMINATION OF NET ASSET VALUE

&ltR&gt
The net asset value per share of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally as of 4:00 p.m. Eastern time), each day the NYSE and the Chicago Mercantile Exchange (“CME”) are open for business. The NYSE is not open on New Year’s Day, Presidents’ Day, Martin Luther King’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In addition to these holidays, the CME is not open on Columbus Day and Veterans’ Day.

A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities traded principally on the NASDAQ® National Market are normally valued at the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ® each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices; in that case, NASDAQ® will adjust the price to equal the inside bid or asked price, whichever is closer. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.

When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available, or for which Rafferty has reason to question the validity of quotations received, are valued at fair value as determined by procedures as adopted by the Board.

For purposes of determining net asset value per share of the Funds, options and futures contracts are valued at the last sales prices of the exchanges on which they trade. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the last sale price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the last sale price for a like option acquired on the day on which the option is being valued. A last sale price may not be used for the foregoing purposes if the market makes a limit move with respect to a particular instrument.

OTC securities held by the Funds will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of the Funds that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Dividend income and other distributions are recorded on the ex-dividend date.

Short-term debt investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. If the Board determines that the amortized cost method does not represent the fair value of the short-term investment, the investment will be valued at fair value by procedures as adopted by the Board. U.S. government securities are valued at the mean between the closing bid and asked price provided by an independent third party pricing service (“Pricing Service”).
&lt/R&gt

Other debt securities are valued by using the mean between the closing bid and asked price provided by the Pricing Service. If the closing bid and asked price are not readily available, the Pricing Service may provide a price determined by a matrix pricing method, which is a mathematical technique used to value fixed-income securities without relying exclusively on quoted prices. In the absence of market quotations or matrix-derived prices from the Pricing Service, the debt securities will be valued at fair value as determined in good faith by the Board.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Rafferty or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations. The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of the Fund are valued at fair value.

&ltR&gt
For purposes of calculating their daily NAV, the Funds typically reflect changes in their holdings of portfolio securities on the first business day following a portfolio trade (commonly known as “T+1 accounting”). However, each Fund is permitted to include same day trades when calculating its NAV (commonly referred to as “trade date accounting”) on days when a Fund receives substantial redemptions. Such redemptions can result in an adverse impact on a Fund’s NAV when there is a disparity between the trade price and the closing price of the security. Thus, a Fund’s use of trade date accounting is likely to lessen the impact of substantial redemptions on the Fund’s NAV.
&lt/R&gt

PURCHASES AND REDEMPTIONS

Retirement Plans

&ltR&gt
Individuals who earn compensation and who have not reached age 70½ before the close of the year generally may establish an individual retirement account (“IRA”). An individual may make limited contributions to an IRA of up to $4,000 per taxable year ($8,000 if such contributions also are made for a nonworking spouse and a joint return is filed) through the purchase of shares of the Funds; these maximum contributions increase by $500 if you attain age 50 before the end of the taxable year ($1,000 if both you and your spouse do so). The Internal Revenue Code of 1986, as amended (“Code”), limits the deductibility of IRA contributions to taxpayers who are not active participants (and, under certain circumstances, whose spouses are not active participants, unless their combined adjusted gross income does not exceed $150,000) in employer-provided retirement plans or who have adjusted gross income below certain levels. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to the same limits as referred to above. In addition, individuals whose with their spouse’s earnings) do not exceed a certain level may establish a Roth IRA; although contributions thereto are nondeductible, withdrawals from a Roth IRA will not be taxable under certain circumstances. An IRA also may be used for certain “rollovers” from qualified benefit plans and from Section 403(b) annuity plans.
&lt/R&gt

Fund shares also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

Redemption in Kind

&ltR&gt
The Trust has filed a notice of election under Rule 18f-1 of the 1940 Act which obligates the Funds to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of the Funds’ net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as each Fund determine net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs. Shareholders who receive futures contracts or options on futures contracts in connection with a redemption in kind may be responsible for making any margin payments due on those contracts.
&lt/R&gt

Redemptions by Telephone

&ltR&gt
Shareholders may redeem shares of the Funds by telephone. When acting on verbal instructions believed to be genuine, the Trust, Rafferty, transfer agent and their trustees, directors, officers and employees are not liable for any loss resulting from a fraudulent telephone transaction request and the investor will bear the risk of loss. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. To the extent that the Trust, Rafferty, transfer agent and their trustees, directors, officers and employees do not employ such procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions.
&lt/R&gt

Receiving Payment

&ltR&gt
Payment of redemption proceeds will be made within seven days following the Funds’ receipt of your request (if received in good order as described below) for redemption. For investments that have been made by check, payment on redemption requests may be delayed until the transfer agent is reasonably satisfied that the purchase payment has been collected by the Trust (which may require up to 10 calendar days). To avoid redemption delays, purchases should be made by direct wire transfer.
&lt/R&gt

A redemption request will be considered to be received in “good order” if:

•	The number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;

•	Any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

•
Any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

•
The signatures on any written redemption request of $100,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by U.S. Bancorp Fund Services, LLC, as transfer agent, under its current signature guarantee program.

&ltR&gt
The right of redemption may be suspended or the date of payment postponed for any period during which (1) the NYSE is closed (other than customary weekend or holiday closings); (2) trading on the NYSE is restricted; (3) situations where an emergency exists as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets or disposal of a Fund’s securities is not reasonably practicable; or (4) the SEC has issued an order for the protection of Fund shareholders.

Anti-Money Laundering

The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, the Funds may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a government agency. In addition, pursuant to each Fund’s Customer Identification Program, each Fund’s transfer agent will complete a thorough review of all new opening account applications and will not transact business with any person or entity whose identity cannot be adequately verified.
&lt/R&gt

EXCHANGE PRIVILEGE

&ltR&gt
An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by each Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents; or (2) a telephone request for such exchange in accordance with the procedures set forth in the Prospectus and below. Telephone requests for an exchange received by each Fund before 4:00 p.m. Eastern time will be effected at the close of regular trading on that day. Requests for an exchange received after the close of regular trading will be effected on the NYSE and CME’s next trading day. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

The Trust reserves the right to reject any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time. In addition, the Trust may terminate this exchange privilege upon a 60-day notice.
&lt/R&gt

SHAREHOLDER INFORMATION

&ltR&gt
Each share of a Fund gives the shareholder one vote in matters submitted to shareholders for a vote. Each class of each Fund has equal voting rights, except that, in matters affecting only a particular class or series, only shares of that class or series are entitled to vote. Share voting rights are not cumulative, and shares have no preemptive or conversion rights. Shares are not transferable. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in a Trust’s or a Fund’s operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust’s outstanding shares.
&lt/R&gt

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Dividends and Other Distributions

&ltR&gt
Net investment income and any realized net capital gains are distributed as described in the Prospectus under “Distributions and Taxes.” All distributions from a Fund normally are automatically reinvested without charge in additional shares of that Fund.
&lt/R&gt

Taxes

&ltR&gt
Regulated Investment Company Status. Each Fund is treated as a separate corporation for federal tax purposes and intends to continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code. If a Fund so qualifies and satisfies the Distribution Requirement (defined below) for a taxable year, it will not be subject to federal income tax on the part of its investment company taxable income (generally consisting of net investment income and the excess of net short-term capital gain over net long-term capital loss (“short-term capital gain”), determined without regard to any deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders for that year.

To qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (“Distribution Requirement”) and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities (“Income Requirement”); and (2) at the close of each quarter of the Fund’s taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer (collectively, “Diversification Requirements”).
&lt/R&gt

Although each Fund intends to continue to satisfy all the foregoing requirements, there is no assurance that a Fund will be able to do so. The investment by a Fund primarily in options and futures positions entails some risk that it might fail to satisfy the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation used by the Funds, pursuant to which each of them would be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the Internal Revenue Service, which might apply a different method resulting in disqualification of one or more of those Funds.

&ltR&gt
If a Fund failed to qualify for treatment as a RIC any taxable year, (1) it would be taxed on the full amount of its taxable income, including net capital gain, for that year at corporate income tax rates (up to 35%) without being able to deduct the distributions it makes to its shareholders; and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income, except for the part of those dividends that is “qualified dividend income” (described in the Prospectus) (“QDI”) which is subject to a maximum federal income tax rate of 15%) to the extent of the Fund’s earnings and profits. In addition, a Fund would be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.
&lt/R&gt

General. If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable distribution.

Each Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends a Fund distributes (including distributions of short-term capital gain), if any, are taxable to its shareholders as ordinary income (at rates up to 35% for individuals) except to the extent they constitute QDI, regardless of whether the dividends are reinvested in Fund shares or received in cash. Distributions of a Fund’s net capital gain, if any, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether the distributions are reinvested in Fund shares or received in cash. A shareholder’s sale (redemption) of Fund shares may result in a taxable gain, depending on whether the redemption proceeds are more or less than the adjusted basis for the shares. An exchange of Fund shares for shares of another fund generally will have similar consequences.

&ltR&gt&lt/R&gt

Derivatives Strategies. The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from options and futures contracts a Fund derives with respect to its business of investing in securities will be qualifying income under the Income Requirement.

&ltR&gt
“Nonequity options” (i.e., certain listed options, such as those on “broad-based” stock indices) and futures in which the Funds may invest may be “section 1256 contracts.” Section 1256 contracts that a Fund holds at the end of each taxable year, other than section 1256 contracts that are part of a “mixed straddle” with respect to which a Fund has made an election not to have the following rules apply, must be “marked-to-market” (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.
&lt/R&gt

Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the Funds may invest. That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options and futures contracts are positions in personal property. Under that section any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of straddle transactions are not entirely clear.

If a call option written by a Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto. If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis of the subject securities or futures contract.

If a Fund has an “appreciated financial position” -- generally, an interest (including an interest through an option, futures contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a “constructive sale” of the position, a Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is a Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Funds. No attempt is made to present a complete explanation of the Federal tax treatment of the Funds’ and their shareholder activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the Funds and to distributions therefrom.

FINANCIAL STATEMENTS

&ltR&gt
The financial statements for the Commodity Bull Fund for the fiscal period from February 17, 2005 (commencement of operations) to August 31, 2005, are herein incorporated by reference to the Fund’s Annual Report to Shareholders dated August 31, 2005. To receive a copy of the Prospectus or annual or semi-annual reports to shareholders, without charge, write to or call the Trust at the address or telephone number listed above.

No financial statements are available for the Dollar Bear and Short Real Estate Funds because they have not commenced operations as of the date of this SAI.
&lt/R&gt

APPENDIX A

Description of Corporate Bond Ratings

Moody’s Investors Service and Standard and Poor’s Corporation are two prominent independent rating agencies that rate the quality of bonds. Following are expanded explanations of the ratings shown in the Prospectus and this SAI.

Moody’s Investors Service Ratings

Aaa: Bonds with this rating are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.

Aa: Bonds with this rating are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude.

A: Bonds with this rating possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds with this rating are considered as medium grade obligations, i.e.; they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds with this rating are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds with this rating generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds with this rating are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds with this rating represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds with this rating are the lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

A-1

Generally, investment-grade debt securities are those rated Baa3 or better by Moody’s.

Standard & Poor’s Corporation Ratings

AAA: This rating is the highest rating assigned by Standard & Poor’s and is indicative of a very strong capacity to pay interest and repay principal.

AA: This rating indicates a very strong capacity to pay interest and repay principal and differs from the higher rated issues only by a small degree.

A: This rating indicates a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: This rating indicates an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC: These ratings indicate, on balance, a predominantly speculative capacity of the issuer to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: This rating is reserved for income bonds on which no interest is being paid.

D: This rating indicates debt in default, and payment of interest and/or repayment of principal are in arrears.

The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories, for example A or B+.

Generally, investment-grade debt securities are those rated BBB or better by Standard & Poor’s.

A-2

APPENDIX B

Rafferty Asset Management, LLC
Proxy Voting Policies and Procedures

Rafferty Asset Management, LLC (“RAM”) has adopted the following guidelines (the “Guidelines”) pursuant to which, in the absence of special circumstances, generally shall vote proxies. These Guidelines are designed to reasonably ensure that proxies are voted in the best interest of the shareholders of the Funds.

I. Duty to Vote Proxies

RAM views seriously its responsibility to exercise voting authority over securities that are owned by the Funds.

A. It is the policy of RAM to review each proxy statement on an individual basis and to vote exclusively with the goal to best serve the financial interests of the Funds’ shareholders.

&ltR&gt
B. To document that proxies are being voted, RAM will keep a record reflecting when and how each proxy is voted. RAM will keep and maintain such records consistent with the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”), and other applicable regulations. RAM will make its proxy voting history and policies and procedures available to shareholders upon request. The proxy voting history and policies and procedures will be available via our website, www.potomacfunds.com, or in written form. If requested in written form, the proxy voting history and policies and procedures shall be sent to a shareholder within three business days of such a request. To request a written copy, shareholders, or their agents, may contact RAM at (800) 851-0511 or by writing to the Funds at PO Box 1993, Milwaukee, Wisconsin 53201.
&lt/R&gt

II. Guidelines for Voting Proxies

RAM will generally vote proxies so as to promote the long-term economic value of the underlying securities, and generally will follow the Guidelines provided below. Each proxy proposal should be considered on its own merits, and an independent determination will be made whether to support or oppose management’s position. RAM believes that the recommendation of management should be given substantial weight, but RAM will not support management proposals that may be detrimental to the underlying financial value of a stock.

The Potomac Funds portfolio management department will be responsible for administrating and overseeing the proxy voting process.

The Guidelines set forth below deal with the two basic categories of proxy proposals. While they are not exhaustive, they do provide a good indication of RAM’s general approach to a wide range of issues.

RAM usually will oppose proposals that dilute the economic interest of shareholders, reduce shareholders’ voting rights, or otherwise limit their authority. Proxies will be voted in what is believed to be in the fund shareholders’ best interest and not necessarily always with management. Each situation is considered individually within the general guidelines. Routine proposals normally are voted based on the recommendation of the issuer’s management. Non-routine proposals that could meaningfully impact the position of existing shareholders are given special consideration and voted in a manner that is believed to support the interests of the funds’ shareholders.

B-1

1. Routine Proposals

Routine proposals are those that do not propose to change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, routine proposals include:

•	Approval of auditors
•	Election of directors and officers of the corporation
•	Indemnification provisions for directors
•	Liability limitations of directors
•	Name changes
•	Declaring stock splits
•	Elimination of preemptive rights
•	Incentive compensation plans
•	Changing the date and/or the location of the annual meetings
•	Minor amendments to the articles of incorporation
•	Employment contracts between the company and its executives and remuneration for directors
•	Automatic dividend reinvestment plans
•	Retirement plans, pensions plans and profit sharing plans, creation of and amendments thereto

2. Non-Routine Proposals

These proposals are more likely to affect the structure and operations of the corporation and, therefore, will have a greater impact on the value of the stock. The portfolio voting the proxy will review each issue in this category on a case-by-case basis. RAM will be especially critical of lavish executive compensation and highly priced merger acquisition proposals, which would tend to lower future corporate earnings potential.

Non-routine proposals typically include:

•	Mergers and acquisitions
•	Restructuring
•	Re-incorporation or formation
•	Changes in capitalization
•	Increase or decrease in number of directors
•	Increase or decrease in preferred stock
•	Increase or decrease in common stock
•	Stock option plans or other compensation plans
•	Social issues
•	Poison pills
•	Golden parachutes
•	Greenmail
•	Supermajority voting
•	Board classification without cumulative voting
•	Confidential voting

B-2

RAM will typically accept management’s recommendations on shareholder proposed social issues, since it does not have the means to either evaluate the economic impact of such proposals, or determine a consensus among shareholders’ social and political viewpoints.

III. Conflicts of Interests

Each proxy is reviewed by RAM to assess the extent to which there may be a material conflict of interest between RAM, its affiliated companies and their clients. In addition, for the Potomac Funds, RAM will assess to the extent there may be a conflict between Potomac Funds shareholders’ interests and the interests of RAM or the Funds’ principal underwriter. In these instances, RAM will disclose the conflict to clients and obtain their consents before voting. With respect to conflicts of interest for the Funds, the Board of Trustees will be notified as to the nature of the conflict. Client contact forms, which detail the communication between the client and RAM regarding their voting direction will be maintained by RAM for a period of not less than a rolling twelve-month period.

IV. Recordkeeping and Reporting

RAM is required to maintain records of proxies voted pursuant to Section 204(2) of the Advisers Act and Rule 204-2(c) thereunder. RAM will maintain and make available to fund shareholders for review a copy of its proxy voting policies and procedures, a record of each vote cast, and each written and verbal shareholder request for proxy voting records. In addition, RAM will maintain appropriate proxy voting records for the Funds in compliance with applicable regulations under the Investment Company Act of 1940, as amended.

Proxy voting books and records are maintained by RAM for five years, the first two years can be accessed via the Funds’ website, www.potomacfunds.com, or requested in written form. If requested in written form, the proxy voting history and policies and procedures shall be sent to a shareholder within three business days of such a request. To request a written copy, shareholders, or their agents, may contact RAM at (800) 851-0511 or by writing to the Funds at PO Box 1993, Milwaukee, Wisconsin 53201. A copy of the twelve-month voting history of the Funds will be made available on the SEC’s website at http://www.sec.gov beginning August 1, 2004 for the twelve-month period beginning July 1, 2003, in accordance with applicable regulations under the 1940 Act.

Effective July 1, 2003

B-3

POTOMAC FUNDS

&ltR&gt
Evolution Managed Bond Fund
Evolution All-Cap Equity Fund
(formerly the Evolution Managed Equity Fund)
&lt/R&gt

STATEMENT OF ADDITIONAL INFORMATION

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

&ltR&gt
The Potomac Funds (the “Trust”) is a management investment company, or mutual fund that offers shares of a variety of investment portfolios to the public. This Statement of Additional Information (“SAI”) relates to two of those portfolios, the Advisor Class of the Evolution Managed Bond Fund and the Evolution All-Cap Equity Fund, (formerly the Evolution Managed Equity Fund), (the “Funds”).

This SAI dated December 29, 2005 is not a prospectus. It should be read in conjunction with the Funds’ Prospectus dated December 29, 2005. This SAI is incorporated herein by reference into the Funds’ Prospectus. In other words, it is legally part of the Funds’ Prospectus.
&lt/R&gt

To receive a copy of the Prospectus, without charge, write or call the Trust at the address or telephone number above.

&ltR&gt
Dated: December 29, 2005
&lt/R&gt

&ltR&gt

&lt/R&gt
i

&ltR&gt
Receiving Payment	33
Anti-Money Laundering	34
EXCHANGE PRIVILEGE	34
SHAREHOLDER INFORMATION	34
DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES	35
Dividends and Other Distributions	35
Taxes	35
FINANCIAL STATEMENTS	38
APPENDIX A	A-	1
APPENDIX B	B-	1
&lt/R&gt

ii

THE POTOMAC FUNDS

&ltR&gt
The Trust is a Massachusetts business trust organized on June 6, 1997 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of 22 separate series, of which 20 are currently offered to the public. This SAI relates only to the Advisor Class of the Evolution Managed Bond Fund (“Managed Bond Fund”) and the Evolution All-Cap Equity Fund, (formerly the Evolution Managed Equity Fund), (“All-Cap Equity Fund”).

Advisor Class shares are made available through investment advisers, banks, trust companies or other authorized representatives without a sales charge but are subject to a 1.00% distribution and service fee.
&lt/R&gt

CLASSIFICATION OF THE FUNDS

The Funds are “non-diversified” series of the Trust pursuant to the 1940 Act. The Funds are considered “non-diversified” because a relatively high percentage of their assets may be invested in the securities of a limited number of issuers. To the extent that the Funds assume large positions in the securities of a small number of issuers, the Funds’ net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market’s assessment of the issuers, and the Funds may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

The Funds’ classification as a “non-diversified” investment company means that the proportion of their assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. The Funds, however, intend to meet certain diversification standards at the end of each quarter of their taxable year.

INVESTMENT POLICIES AND TECHNIQUES

&ltR&gt
The Managed Bond Fund, under normal circumstances, will invest 80% of its net assets (plus any borrowings for investment purposes) in fixed-income debt securities. The All-Cap Equity Fund, under normal circumstances, will invest 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Funds may engage in the investment strategies discussed below. There is no assurance that any of these strategies or any other strategies and methods of investment available to the Funds will result in the achievement of their objectives.
&lt/R&gt

American Depositary Receipts (“ADRs”)

&ltR&gt
A Fund may invest in ADRs and sell ADRs short. ADRs are U.S. dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies that evidence ownership of underlying securities issued by a foreign corporation. ADRs include ordinary shares and New York shares (shares issued by non-U.S. companies that are listed on a U.S. securities exchange). ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. ADRs are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States. For investment purposes, ADRs are not considered to be foreign securities by the Funds.
&lt/R&gt

1

Asset-Backed Securities

&ltR&gt
A Fund may invest in asset-backed securities of any rating or maturity. Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables.
&lt/R&gt

The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value. Value is also affected if any credit enhancement has been exhausted.

Bank Obligations

&ltR&gt
Money Market Instruments. A Fund may invest in bankers’ acceptances, certificates of deposit, demand and time deposits, savings shares and commercial paper of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”). A Fund also may invest in high quality, short-term, corporate debt obligations, including variable rate demand notes, having a maturity of one year or less. Because there is no secondary trading market in demand notes, the inability of the issuer to make required payments could impact adversely a Fund’s ability to resell when it deems advisable to do so.
&lt/R&gt

Bankers’ Acceptances. Bankers’ acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods. They are termed “accepted” when a bank writes on the draft its agreement to pay it at maturity, using the word “accepted.” The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity.

Certificates of Deposit (“CDs”). The FDIC is an agency of the U.S. government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured to the extent this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.

&ltR&gt
Commercial Paper. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. A Fund may invest in commercial paper rated A-l or A-2 by Standard & Poor’s® (“S&P®”) or Prime-1 or Prime-2 by Moody’s Investors Services®, Inc. (“Moody’s”), and in other lower quality commercial paper.
&lt/R&gt

2

Corporate Debt Securities

&ltR&gt
The Managed Bond Fund may invest in investment grade corporate debt securities. Investment grade corporate bonds are those rated BBB or better by Standard & Poor’s® Ratings Group or Baa or better by Moody’s. Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics. See Appendix A for a description of corporate bond ratings. A Fund may also invest in unrated securities.
&lt/R&gt

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

&ltR&gt
Equity Securities

Common Stocks. A Fund may invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
&lt/R&gt

3

&ltR&gt
Convertible Securities. A Fund may invest in convertible securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. When investing in convertible securities, a Fund may invest in the lowest credit rating category.

Preferred Stock. A Fund may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. When investing in preferred stocks, a Fund may invest in the lowest credit rating category.

Warrants and Rights. A Fund may purchase warrants and rights, which are instruments that permit a Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration but they usually do not have voting rights or pay dividends. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.
&lt/R&gt

Foreign Securities

&ltR&gt
A Fund may have both direct and indirect exposure to foreign securities through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices. In most cases, the best available market for foreign securities will be on exchanges or in over-the-counter (“OTC”) markets located outside the United States.
&lt/R&gt

Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, political or financial instability or diplomatic and other developments that could affect such investments. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.

4

Illiquid Investments and Restricted Securities

&ltR&gt
A Fund may purchase and hold illiquid investments. A Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”), which the Trust’s Board of Trustees (“Board” or “Trustees”) or Rafferty Asset Management, LLC (“Rafferty”), the Funds’ investment adviser has determined under Board-approved guidelines are liquid. The Funds do not currently anticipate investing in such restricted securities.

The term “illiquid investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days; (2) securities for which market quotations are not readily available; (3) OTC options and their underlying collateral; (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand; (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board; and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that a Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund may not be able to sell illiquid investments when Rafferty or Flexible Plan Investments Ltd., (“FPI” or “Subadviser”) considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. (Collectively, Rafferty and FPI are referred to herein as “Advisers” in certain circumstances.) In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on net asset value.
&lt/R&gt

Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and a Fund may be unable to dispose of such securities promptly or at reasonable prices.

Indexed Securities

A Fund may purchase indexed securities, which are securities, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies.

5

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See “Illiquid Investments and Restricted Securities” above.

&ltR&gt
A Fund may invest in Standard & Poor’s Depositary Receipts® (“SPDRs®”). SPDRs® represent ownership in the SPDR Trust Series 1, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Standard & Poor’s 500 Composite Stock Price IndexTM (“S&P 500® Index”) and whose shares trade on the American Stock Exchange® (“AMEX®”). The value of SPDRs® fluctuates in relation to changes in the value of the underlying portfolio of common stocks. The market price of SPDRs®, however, may not be equivalent to the pro rata value of the S&P 500® Index. SPDRs® are subject to the risks of an investment in a broadly based portfolio of common stocks.

A Fund may invest in DIAMONDS®. DIAMONDS® represent an investment in a unit investment trust (“DIAMONDS Trust”) that owns shares in proportion to the weightings of the stocks comprising the Dow Jones Industrial AverageSM (“DJIA®”). The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the DJIA®. The DIAMONDS Trust’s shares trade on the AMEX®. An investment in DIAMONDS® is subject to risks similar to those of other diversified stock portfolios, including market volatility and that the general level of stock prices may decline. Although DIAMONDS® are designed to provide investment results that generally correspond to the price and yield performance of the DJIA®, the DIAMONDS Trust may not be able to exactly replicate the performance of the DJIA® because of trust expenses and other factors.

A Fund may invest in NASDAQ-100 Index Tracking Stock®, often referred to as QQQs®. QQQs® represent ownership in the NASDAQ-100 Trust®, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the NASDAQ-100 Index® and whose shares trade on the AMEX®. The value of the QQQs® fluctuates in relation to changes in the value of the underlying portfolio of common stocks. The market price of QQQs®, however, may not be equivalent to the pro rata value of the NASDAQ-100®. QQQs® are subject to the risks of an investment in a broadly based portfolio of common stocks.
&lt/R&gt

Investments in SPDRs®, DIAMONDS® and QQQs® are considered investments in other investment companies discussed below.

The Funds may invest, instead of or in addition to these indexed securities, in shares of alternate ETFs tracking the same market indices or other market indices within the same general market.

&ltR&gt
Junk Bonds

The Managed Bond Fund may invest in lower-rated debt securities of any maturity, often called “junk bonds.”

Junk bonds generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default. There can be no assurance that such declines will not recur.
&lt/R&gt

6

&ltR&gt
The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Managed Bond Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market. A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Advisers will monitor the investment to determine whether continued investment in the security will assist in meeting a Fund’s investment objective.
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Options, Futures and Other Strategies

General. A Fund may use certain options (traded on an exchange and OTC, or otherwise), futures contracts (sometimes referred to as “futures”) and options on futures contracts (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (“CFTC”). In addition, each Fund’s ability to use Financial Instruments will be limited by tax considerations. See “Dividends, Other Distributions and Taxes.” Pursuant to a claim for exemption filed with the National Futures Association on behalf of each Fund, each Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.

&ltR&gt
In addition to the instruments, strategies and risks described below and in the Prospectus, the Advisers may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as the Advisers develop new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The Advisers may utilize these opportunities to the extent that they are consistent with a Fund’s investment objective and permitted by a Fund’s investment limitations and applicable regulatory authorities. The Funds’ Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.
&lt/R&gt

Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

&ltR&gt
(1)  Successful use of most Financial Instruments depends upon the Advisers’ ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by the Advisers may still not result in a successful transaction. The Advisers may be incorrect in their expectations as to the extent of market movements or the time span within which the movements take place that, thus, may result in the strategy being unsuccessful.
&lt/R&gt

7

(2)   Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3)  As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so, or require that a Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(4)  Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

&ltR&gt
Cover. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. (“Custodian”), in the prescribed amount as determined daily.
&lt/R&gt

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover or accounts could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

&ltR&gt
Options. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange® (“CBOE®”), the AMEX® and other exchanges, as well as the OTC markets.
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8

&ltR&gt
By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.
&lt/R&gt

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

&ltR&gt
Risks of Options on Securities. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counter-party (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counter-party from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter-party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counter-party, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counter-party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.
&lt/R&gt

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices. An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Some stock index options are based on a broad market index such as the S&P 500® Index, the NYSE Composite Index or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

&ltR&gt
The exchanges have established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that a Fund may buy or sell.
&lt/R&gt

9

&ltR&gt
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon a Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices. If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.
&lt/R&gt

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Futures Contracts and Options on Futures Contracts. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When a Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

10

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of a Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. A Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

&ltR&gt
No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures commission merchant. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.
&lt/R&gt

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

11

Combined Positions. A Fund may purchase and write options in combination with each other. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

&ltR&gt
Other Investment Companies

A Fund may invest in the securities of other investment companies. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

The Funds intend to limit their investments in securities issued by other investment companies in accordance with the 1940 Act. Section 12(d)(1) of the 1940 Act precludes a Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d) shall not apply to securities purchased or otherwise acquired by a Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%.

If a Fund invests in investment companies pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund proportionate to the vote of all other holders of such security. In addition, an investment company purchased by the Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.
&lt/R&gt

Repurchase Agreements

&ltR&gt
A Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are primary dealers in U.S. government securities. Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, a Fund purchases a U.S. government security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund’s holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. A Fund may not enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See “Illiquid Investments and Restricted Securities” above.
&lt/R&gt

12

A Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement. In the event of default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by the Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to repurchase the security. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited.

Short Sales

&ltR&gt
A Fund may engage in short sale transactions under which it sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest payments that accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed stock, the Fund will: (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the stock sold short; and (b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the stock at the time the stock was sold short or (2) otherwise cover the Fund’s short position.
&lt/R&gt

Swap Agreements

&ltR&gt
A Fund may enter into equity index swap agreements for purposes of attempting to gain exposure to equity or debt securities without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
&lt/R&gt

13

&ltR&gt
Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.
&lt/R&gt

The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act. A Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

&ltR&gt
Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund’s illiquid investment limitation. A Fund will not enter into any swap agreement unless Rafferty or the Subadviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party.

A Fund may enter into a swap agreement in circumstances where Rafferty or the Subadviser believes that it may be more cost effective or practical than buying the underlying securities or a futures contract or an option on such securities. The counter-party to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. A Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by a Fund on the notional amount.
&lt/R&gt

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. Rafferty, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. Government Securities

&ltR&gt
A Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (“U.S. government securities”) in pursuit of their investment objectives, in order to deposit such securities as initial or variation margin, as “cover” for the investment techniques they employ, as part of a cash reserve and for liquidity purposes.
&lt/R&gt

14

U.S. government securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. government to purchase the agencies’ obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. government securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

&ltR&gt
U.S. government agencies and instrumentalities that issue or guarantee securities include the Federal Housing Administration, the Federal National Mortgage Association (“Fannie Mae©”), the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association (“Ginnie Mae®”), the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac©”), the Farm Credit Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association (“Sallie Mae©”).

Yields on short-, intermediate- and long-term U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of a Fund’s portfolio investments in U.S. government securities, while a decline in interest rates generally would increase the market value of a Fund’s portfolio investments in these securities.

Zero-Coupon Securities

The Managed Bond Fund may invest in zero-coupon bonds of any rating or maturity.

Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality. If the issuer defaults, a Fund may not receive any return on its investment. Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return. An investment in zero-coupon and delayed interest securities may cause a Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.
&lt/R&gt

15

Other Investment Risks and Practices

&ltR&gt
Borrowing. A Fund may borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in a Fund’s net asset value and on a Fund’s investments. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund’s net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.
&lt/R&gt

A Fund may borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

&ltR&gt
In addition to the foregoing, a Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of its total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. A Fund may pledge portfolio securities as Rafferty deems appropriate in connection with any borrowings.

Lending Portfolio Securities. A Fund may lend portfolio securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing any combination of short-term government securities and cash as collateral with a Fund. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily. While a Fund’s portfolio securities are on loan, the Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. A Fund may invest the interest received and the collateral, thereby earning additional income. Loans would be subject to termination by the lending Fund on a four-business day notice or by the borrower on a one-day notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund’s shareholders. A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. The Funds currently have no intention of lending its portfolio securities.

Portfolio Turnover. The Trust anticipates that the Funds will have very high portfolio turnover due to the active management of their portfolios. A Fund’s portfolio turnover rate is calculated by the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate. Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year. In any given period, all of a Fund’s investments may have a remaining maturity of less than one year; in which case, the portfolio turnover rate for that period would be equal to zero. However, a Fund’s portfolio turnover rate calculated with all securities whose maturities were one year or less is anticipated to be unusually high.
&lt/R&gt

16

High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

INVESTMENT RESTRICTIONS

&ltR&gt
In addition to the investment policies and limitations described above and described in the Prospectus, the Trust, on behalf of each Fund, has adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of a Fund. Under the 1940 Act, a “vote of the majority of the outstanding voting securities” of a Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of a Fund; or (2) 67% or more of the shares of a Fund present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.
&lt/R&gt

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time a Fund’s borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

&ltR&gt
A Fund shall not:

1. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund’s total assets would be lent to other parties, except (1) through the purchase of a portion of an issue of debt securities in accordance with the Fund’s investment objective, policies and limitations; or (2) by engaging in repurchase agreements with respect to portfolio securities.
&lt/R&gt

2. Underwrite securities of any other issuer.

3. Purchase, hold, or deal in real estate or oil and gas interests.

4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except (1) that the Fund may issue senior securities in connection with transactions in options, futures, options on futures and forward contracts, swaps, caps, floors, collars and other similar investments; (2) as otherwise permitted herein and in Investment Limitations Nos. 5 and 7; and (3) the Fund may make short sales of securities.

5. Pledge, mortgage, or hypothecate the Fund’s assets, except (1) to the extent necessary to secure permitted borrowings; (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis; and (3) in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

17

6. Invest in physical commodities, except that the Fund may purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.

7. Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund’s total assets); (2) as a temporary measure and then only in amounts not to exceed 5% of the value of the Fund’s total assets; (3) to enter into reverse repurchase agreements; and (4) to lend portfolio securities. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

8. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

&ltR&gt
The Funds have adopted the following fundamental investment policy that enables them to invest in another investment company or series thereof:

Notwithstanding any other limitation, a Fund may invest all of its investable assets in an open-end management investment company with the same limitations as the Fund. For this purpose, “all of the Fund’s investable assets” means that the only investment securities that will be held by the Fund will be the Fund’s interest in the investment company.
&lt/R&gt

PORTFOLIO TRANSACTIONS AND BROKERAGE

&ltR&gt
Subject to the general supervision by the Board, Rafferty and/or the Funds’ Subadviser, as applicable, are responsible for decisions to buy and sell securities for the Funds, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Rafferty expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder. There is generally no stated commission in the case of fixed income securities, which are commonly traded in the OTC market, but the price paid by the Funds usually includes an undisclosed dealer commission or mark-up.

When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer’s “spread,” the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty or FPI.

In effecting portfolio transactions for the Funds, Rafferty seeks to receive the closing prices of securities that are in line with those of the securities included in the applicable index and seeks to execute trades of such securities at the lowest commission rate reasonably available. With respect to agency transactions, Rafferty may execute trades at a higher rate of commission if reasonable in relation to brokerage and research services provided to the Funds or Rafferty. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The Fund believes that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds, Rafferty and/or the Funds’ Subadviser, as applicable, from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.
&lt/R&gt

18

&ltR&gt
Rafferty and/or the Fund’s Subadviser may use research and services provided to it by brokers in servicing all the Funds; however, not all such services may be used by Rafferty and/or the Funds’ Subadviser in connection with the Funds. While the receipt of such information and services is useful in varying degrees and generally would reduce the amount of research or services otherwise performed by Rafferty and/or the Funds’ Subadviser, this information and these services are of indeterminable value and would not reduce Rafferty’s investment advisory fee to be paid by the Funds or the subadvisory fees to be paid by Rafferty.
&lt/R&gt

Purchases and sales of U.S. government securities normally are transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

&ltR&gt
Aggregate brokerage commissions paid by the Funds for the following fiscal periods are shown in the tables below.

Evolution Managed Bond Fund	Brokerage Fees Paid
Year Ended August 31, 2005	$121,715
April 1, 2004 - August 31, 2004	$95,648

Evolution All-Cap Equity Fund	Brokerage Fees Paid
Year Ended August 31, 2005	$135,915
April 1, 2004 - August 31, 2004	$53,137
&lt/R&gt

PORTFOLIO HOLDINGS INFORMATION

The Trust maintains portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the Funds’ portfolio investments to ensure that such disclosure is in the best interests of the Funds’ shareholders. In adopting the policies, the Board of Trustees considered actual and potential material conflicts that could arise between the interest of Fund shareholders, the Adviser, distributor, or any other affiliated person of the Funds. Disclosure of a Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

&ltR&gt
From time to time, rating and ranking organizations such as Standard & Poor’s® and Morningstar, Inc. may request complete portfolio holdings information in connection with rating a Fund. Similarly, pension plan sponsors, consultants and/or other financial institutions may request a complete list of portfolio holdings in order to assess the risks of a Fund’s portfolio along with related performance attribution statistics. The Trust believes that these third parties have legitimate objectives in requesting such portfolio holdings information. To prevent such parties from potentially misusing the complete portfolio holdings information, the Funds will generally only disclose such information as of the end of the most recent calendar quarter, with a lag of approximately 60 days. In addition, the Funds’ President or Chief Compliance Officer may grant exceptions to permit additional disclosure of the complete portfolio holdings information at differing times and with differing lag times to rating agencies and to the parties noted above, provided that (1) the recipient is subject to a confidentiality agreement; (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Funds and will not use the information to facilitate or assist in any investment program; and (3) the recipient will not provide access to third parties to this information. The Chief Compliance Officer shall report any disclosures made pursuant to this exception to the Board of Trustees.
&lt/R&gt

19

&ltR&gt
The Funds also disclose daily up to the top 25 holdings (“top 25 holdings”) on the website of the Subadviser at http://www.flexibleplan.com. The top 25 holdings are normally updated after the close of the current day’s trading and before the start of the next day’s trading. The top 25 holdings for each Fund will remain posted on the Subadviser’s website for at least six months. The Funds may provide separately to any person, including rating and ranking organizations such as Standard & Poor’s® and Morningstar, the Funds’ top 25 holdings commencing the day after it is first published on the Subadviser’s website or a complete list of portfolio holdings is filed with the SEC.
&lt/R&gt

In addition, the Funds’ service providers, such as custodian, administrator, transfer agent, distributor, legal counsel and independent registered public accounting firm may receive portfolio holdings information in connection with their services to the Funds. In no event shall the Advisers, their affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

In the event a portfolio holdings disclosure made pursuant to the policies presents a conflict of interest between the Funds’ shareholders and Rafferty, the Subadviser, the distributor and their affiliates or employees and any affiliated person of the Fund, the disclosure will not be made unless a majority of the Independent Trustees approves such disclosure.

MANAGEMENT OF THE TRUST

Trustees and Officers

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. The Trustees are responsible for managing the Funds’ business affairs and for exercising all of the Funds’ powers except those reserved to the shareholders. A Trustee may be removed by a written instrument, signed by at least two-thirds of the other Trustees or by a two-thirds vote of the outstanding Trust shares.

The following table is a list of the Trustees and officers of the Trust, their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust. Each Trustee of the Trust also serves on the Board of the Potomac Insurance Trust, the other registered investment company in the Potomac mutual fund complex. Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004.

20

&ltR&gt
Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee
Lawrence C. Rafferty(1) Age: 63	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	34	None
Jay F. Higgins(1) Age: 61	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Chairman, Bengal Partners, LLC, 1998-present (NASD Broker-Dealer).	34	Dwango North America Corp. (radio, telephone communications)

Non-Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee
Daniel J. Byrne Age: 62	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992-present; Trustee, The Opening Word Program, Wyandanch, New York.	34	None
Kevin G. Boyle(2) Age: 65	Trustee	Lifetime of Trust until removal or resignation; Since 2002	President, Kevin G. Boyle Securities, Inc., 1981-present.	34	None
Gerald E. Shanley III Age: 62	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985-present; Trustee of Estate of Charles S. Payson, 1987-present.	34	None
&lt/R&gt

21

&ltR&gt
Officers
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee
Daniel D. O’Neill Age: 38	Chief Executive Officer;	One Year; Since 2003	Managing Director of Rafferty, 1999-present.	N/A	None
	President	One Year; Since 1999
Timothy P. Hagan Age: 64	Chief Compliance Officer	One Year; Since 2004	Vice President of Rafferty, 1997-present.	N/A	None
	Chief Financial Officer	One Year; Since 2004; From 1997-2001
Philip A. Harding Age: 63	Senior Vice President	One Year; Since 1999	Vice President of Rafferty, 1997-present.	N/A	None
Sean Smyth Age: 34	Vice President	Once Year; Since 2005	Lead Portfolio Manager of Rafferty, 2005-present; Portfolio Manager, Gartmore Global Investments, 2000-2005.	N/A	None
Louis Flamino Age: 30	Vice President	One Year; Since 2005	Wholesaler of Rafferty, 1999-present.	N/A	None
Neil Kelly Age: 43	Vice President	One Year Since 2005	Wholesaler of Rafferty, 2004-present; First Vice President, Salomon Smith Barney, 1997-2003.	N/A	None
Stephen P. Sprague Age: 57	Treasurer and Controller	One Year; Since 1999	Chief Financial Officer of Rafferty for the past 5 years.	N/A	None
Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202 Age: 33	Secretary	One Year; Since 2004	Vice President, U.S. Bancorp Fund Services LLC, 1997-present.	N/A	None
Angela Brickl 615 East Michigan Street Milwaukee, WI 53202 Age: 30	Assistant Secretary	One Year; Since 2004	Compliance Administrator, U.S. Bancorp Fund Services, LLC, 2003-present; Business Analyst, Strong Financial Corp., 2002-2003; Senior Auditor, Arthur Anderson, 1999-2002.	N/A	None
&lt/R&gt
(1)	Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins owns a beneficial interest in Rafferty.

(2)	Mr. Boyle was an Interested Trustee from May to September 2004 due to his daughter being employed by Rafferty Capital Markets, LLC during that time period.

&ltR&gt
(3)
The Potomac Complex consists of the Potomac Funds which currently offers for sale to the public 20 portfolios of the 22 currently registered with the SEC and the Potomac Insurance Trust which currently offers for sale 4 portfolios of the 12 currently registered with the SEC.

&lt/R&gt

22

The Trust has an Audit Committee, consisting of Messrs. Boyle, Byrne and Shanley. The members of the Audit Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust’s Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the Trust’s independent registered public accounting firm (including the audit fees charged by the accounting firm); the supervision of investigations into matters relating to audit matters; the review with the independent registered public accounting firm of the results of audits; and addressing any other matters regarding audits. The Audit Committee met twice during the Funds’ most recent fiscal year.

&ltR&gt
The Trust also has a Nominating Committee, consisting of Messrs. Boyle, Byrne and Shanley, each of whom is a disinterested member of the Board. The primary responsibilities of the Nominating Committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The Nominating Committee also evaluates and nominates Board member candidates. The Nominating Committee will consider nominees recommended by shareholders. Such recommendations should be in writing and addressed to the Funds with attention to the Nominating Committee Chair. The recommendations must include the following Preliminary Information regarding the nominee: (1) name; (2) date of birth; (3) education; (4) business professional or other relevant experience and areas of expertise; (5) current business and home addresses and contact information; (6) other board positions or prior experience; and (7) any knowledge and experience relating to investment companies and investment company governance. The Nominating Committee did not meet during the Trust’s most recent fiscal year.
&lt/R&gt

The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Boyle, Byrne and Shanley. The members of the Qualified Legal Compliance Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibility of the Trust’s Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report (“Report”) made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee or agent of the Trust. The Qualified Legal Compliance Committee did not meet during the Trust’s most recent fiscal year.

23

The following table shows the amount of equity securities in the Funds owned by the Trustees as of the calendar year ended December 31, 2004:
&ltR&gt
Dollar Range of Equity Securities Owned:	Interested Trustees:		Disinterested Trustees:
	Lawrence C. Rafferty	Jay F. Higgins	Kevin G. Boyle	Daniel J. Byrne	Gerald E. Shanley III
Evolution Managed Bond Fund	$ 0	$ 0	$ 0	$ 0	$ 0
Evolution All-Cap Equity Fund	$ 0	$ 0	$ 0	$ 0	$ 0
Aggregate Dollar Range of Equity Securities in the Potomac Complex(1)	$ 0	$ 0	$0	$10,001 - $50,000	$ 0

(1)
The Potomac Complex consists of the Potomac Funds which currently offers for sale to the public 20 portfolios of the 22 currently registered with the SEC and the Potomac Insurance Trust which currently offers for sale 4 portfolios of the 12 currently registered with the SEC.

&lt/R&gt

The Trust’s Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

&ltR&gt
No officer, director or employee of Rafferty receives any compensation from the Funds for acting as a Trustee or officer of the Trust. The following table shows the compensation earned by each Trustee for the Trust’s fiscal year ended August 31, 2005.

Name of Person, Position	Aggregate Compensation From the Evolution Managed Bond Fund	Aggregate Compensation From the Evolution All-Cap Equity Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Potomac Complex(2) Paid to the Trustees
Interested Trustees
Lawrence C. Rafferty	$0	$0	$0	$0	$0
Jay F. Higgins	$303	$439	$0	$0	$15,000
Disinterested Trustees
Kevin G. Boyle	$375	$544	$0	$0	$18,500
Daniel J. Byrne	$375	$544	$0	$0	$18,500
Richard G. Jackson(1)	$0	$0	$0	$0	$0
Gerald E. Shanley III	$498	$720	$0	$0	$24,500

(1)	Mr. Jackson resigned from the Board of Trustees effective October 15, 2004.

(2)
The Potomac Complex consists of the Potomac Funds which currently offers for sale to the public 20 portfolios of the 22 currently registered with the SEC and the Potomac Insurance Trust which currently offers for sale 4 portfolios of the 12 currently registered with the SEC.

&lt/R&gt
24

Principal Shareholders, Control Persons and Management Ownership

&ltR&gt
A principal shareholder is any person who owns of record or beneficially 5% or more of any class of a Fund’s outstanding shares. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund. As of November 30, 2005, the following shareholders were considered to be either a control person or principal shareholder of each Fund:
&lt/R&gt

&ltR&gt
Evolution Managed Bond Fund--Investor Class

Name and Address	% Ownership
Trust Company of America P.O. Box 6503 Englewood, CA 80155-6503	91.72%

Evolution All-Cap Equity Fund--Investor Class (formerly the Evolution Managed Equity Fund)
Name and Address	% Ownership
Trust Company of America P.O. Box 6503 Englewood, CA 80155-6503	88.18%

Because the Advisor Class of the Funds had not commenced operations as of the date of this SAI, the Funds have no control persons or principal shareholders.

In addition, as of November 30, 2005, the Trustees and officers as a group owned less than 1% of the outstanding shares of each Fund.
&lt/R&gt

25

Investment Adviser and Subadviser

Rafferty Asset Management, LLC, 33 Whitehall Street, 10th Floor, New York, New York, 10004, provides investment advice to the Fund. Rafferty was organized as a New York limited liability corporation in June 1997. Lawrence C. Rafferty controls Rafferty through his ownership in Rafferty Holdings, LLC.

Under an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds and Rafferty, Rafferty provides a continuous investment program for a Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of a Fund, subject to the supervision of the Trustees. Rafferty bears all costs associated with providing these advisory services. The Trust bears all other expenses that are not assumed by Rafferty as described in the Prospectus. The Trust also is liable for nonrecurring expenses that may arise, including litigation to which a Fund may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

Pursuant to the Advisory Agreement, each Fund pays Rafferty at an annual rate of 1.00% based on its average daily net assets.

&ltR&gt
Each Fund is responsible for its own operating expenses. Rafferty has voluntarily agreed to waive its fees and/or reimburse operating expenses (excluding dividends and interest on short positions and extraordinary expenses) through August 31, 2006 to the extent that each Fund’s Advisor Class expenses exceed 2.75% of average daily net assets. If overall expenses fall below these percentage limitations, then the Funds may reimburse Rafferty within the following three years. There is no assurance that Rafferty will continue this waiver after this date.

The table below shows the amount of advisory fees paid by each of the Funds and the amount of fees waived and/or reimbursed by Rafferty for the fiscal periods shown.

Evolution Managed Bond Fund	Advisory Fees Paid	Waived fees and/or expenses reimburseed by Adviser
Year Ended August 31, 2005	$128,212	$12,784
April 1, 2004 - August 31, 2004	$58,344	$11,033

Evolution All-Cap Equity Fund	Advisory Fees Paid	Waived fees and/or expenses reimbursed by Adviser
Year Ended August 31, 2005	$196,594	$0
April 1, 2004 - August 31, 2004	$53,828	$17,999

The Advisory Agreement was approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of the Funds, in compliance with the 1940 Act. The Advisory Agreement continues in force for an initial period of two years after the date of its approval. The Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Rafferty or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of a Fund. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or Rafferty.
&lt/R&gt

26

&ltR&gt
Under an Investment Subadvisory Agreement (“Subadvisory Agreement”) between Rafferty and FPI, FPI, subject to direction by Rafferty and the Board, will provide investment advice and portfolio management services to the Funds for a fee payable by Rafferty. An investment team from FPI will manage the Funds’ assets, under the supervision of Rafferty. Under the subadviser arrangement, FPI will direct, through Rafferty, the allocation of Fund assets among specific baskets of securities, created by FPI. Then, Rafferty will implement FPI’s investment decisions for each Fund by placing all brokerage orders for the purchase and sale of those securities. For the investment subadvisory services provided to the Funds, Rafferty will pay FPI 0.60% of each Fund’s average daily net assets computed and paid monthly. FPI’s subadvisory fee is not impacted by the Adviser’s voluntary fee waiver discussed above.

The Subadvisory Agreement was initially approved by the Board of the Trust (including all of the Trustees who are not “interested persons” of Rafferty or FPI, as defined under the 1940 Act) and the shareholders of the Fund, in compliance with the 1940 Act. The Subadvisory Agreement provides that it will be in force for an initial two-year period and it must be approved each year thereafter by (1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Rafferty, FPI or the Trust; and by (2) the majority vote of either the full Board or the vote of a majority of the outstanding shares of the Fund. The Subadvisory Agreement automatically terminates on assignment and is terminable on not less than a 60-day written notice by Rafferty or a 90-day written notice by FPI. Under the terms of the Advisory Agreement, Rafferty automatically becomes responsible for the obligations of FPI upon termination of the Subadvisory Agreement.
&lt/R&gt

The Advisory and Subadvisory Agreements were approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of the Fund, in compliance with the 1940 Act. In approving the Agreements, the Trustees considered, among other matters: (1) the high quality of services that would be provided by Rafferty and FPI; (2) the performance of the existing Potomac Funds and the representations made by management regarding FPI’s proposed services; (3) the primary role of FPI to create an investment program for the Fund and make asset allocations, as well as Rafferty’s role to effect the Fund’s trades and oversee the management and operations of the Fund; (4) the extensive investment experience and qualifications of the Fund’s proposed portfolio managers, Jerry C. Wagner and Bruce Greig; (5) the resources to be dedicated to the Fund by Rafferty and FPI; (6) the experience of FPI personnel in complying with rules and regulations of the Investment Company Act of 1940 and in Rafferty’s oversight responsibilities to ensure that the Funds are in compliance with such regulations and their investment policies; (7) the proposed fee arrangement with Rafferty and FPI and the Fund’s overall expense ratio, as well as the proposed voluntary cap on expenses by Rafferty; and (8) the fact that Rafferty does not utilize soft dollar commissions.

Based on its evaluation of all material factors, the Board of Trustees, including the Independent Trustees, concluded on February 16, 2004, that the proposed advisory fee structures are fair and reasonable, and that the proposed Advisory Agreement and Subadvisory Agreement should be approved.

Rafferty shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

FPI shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with Rafferty or for any losses that may be sustained in the purchase, holding or sale of any security.

27

&ltR&gt
Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Trust, Rafferty, FPI and the distributor have adopted Codes of Ethics (“Codes”). These Codes permit portfolio managers and other access persons of the Funds to invest in securities that may be owned by the Funds, subject to certain restrictions.
&lt/R&gt

Portfolio Manager

&ltR&gt
Mr. Jerry C. Wagner and Mr. Bruce Greig jointly serve as co-portfolio managers of the Funds. In addition to the Funds, Mr. Wagner and Mr. Greig jointly manage the other accounts set forth below. FPI provided the following information regarding the other accounts managed by the Funds’ portfolio managers, including the number of accounts, the total assets in those accounts and the categorization of the accounts as of August 31, 2005.

Other Accounts	Total Number of Accounts	Total Assets	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Registered Investment Companies	2	$8 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	22,648	$921 million	0	$0
&lt/R&gt

Because the other accounts listed above invest only in shares of mutual funds, FPI has not identified any material conflicts between the Funds and other accounts managed by Mr. Wagner and Mr. Greig. However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Funds and other accounts. The management of the Funds and other accounts may result in unequal time and attention being devoted to the Funds and other accounts. FPI’s management fees for the services it provides to other accounts varies and may be higher or lower than the subadvisory fees it receives from Rafferty. This could create potential conflicts of interest in which the portfolio manager may appear to favor one investment vehicle over another resulting in an account paying higher fees or one investment vehicle out performing another.

&ltR&gt
As of August 31, 2005, the co-portfolio mangers’ compensation is paid by FPI and not the Funds. Their compensation primarily consists of a fixed base salary and a bonus. The co-portfolio mangers’ fixed base salary is reviewed periodically and may be increased based on consideration of various factors including, but not limited to, each manager’s experience, overall performance, and management responsibilities. The amount of Mr. Wagner’s bonus is determined at the discretion of FPI while the amount of Mr. Greig’s bonus is determined by applying a formula against FPI’s adjusted net income. Along with all other employees of FPI, the co-portfolio mangers may participate in the firm’s retirement plan where FPI may make matching contributions up to a defined percentage of their salary. The co-portfolio managers’ salary, bonus, and retirement plan benefits are not based on the performance of the Funds or the value of assets held in the Funds’ portfolio.

Set forth below are the dollar ranges of securities of the Funds beneficially owned by each portfolio manager as of August 31, 2005.
&lt/R&gt

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&ltR&gt
Fund	Dollar Range of Equity Securities in the Fund
	Bruce Greig	Jerry C. Wagner
Evolution Managed Bond Fund	$1-$10,000	$100,001-$500,000
Evolution All-Cap Equity Fund	$10,001-$50,000	$100,001-$500,000
&lt/R&gt

Proxy Voting Policies and Procedures

The Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to Rafferty the responsibility for voting proxies relating to portfolio securities held by the Funds as part of their investment advisory services, subject to the supervision and oversight of the Board. The Proxy Voting Policies of Rafferty are attached as Appendix A. Notwithstanding this delegation of responsibilities, however, each Fund retains the right to vote proxies relating to its portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Fund and its shareholders, taking into account the value of the Funds’ investments.

&ltR&gt
More Information. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free, 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.
&lt/R&gt

Fund Administrator, Fund Accountant, Transfer Agent and Custodian

&ltR&gt
U.S. Bancorp Fund Services, LLC (“Administrator”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administrative, fund accounting and transfer agent services to the Funds. U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, an affiliate of the Administrator, provides custodian services to the Funds.

Pursuant to an Administration Servicing Agreement (“Service Agreement”) between the Trust and the Administrator, the Administrator provides the Trust with administrative and management services (other than investment advisory services). As compensation for these services, the Trust pays the Administrator a fee based on the Trust’s total average daily net assets of 0.06% on assets up to $1 billion, 0.05% on assets between $1 billion and $3 billion, 0.04% on assets between $3 billion and $6 billion and 0.03% on the remaining balance with a minimum fee of $20,000 per fund. The Administrator also is entitled to certain out-of-pocket expenses.

The table below shows the amount of fees paid by each of the Funds to the Administrator for the fiscal periods shown.

Fiscal Period	Evolution Managed Bond Fund	Evolution All-Cap Equity Fund
Fiscal Year Ended August 31, 2005	$ 22,316	$ 24,329
April 1, 2004 to August 31, 2004	$ 6,924	$ 6,936

Pursuant to a Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC (“Fund Accountant”), the Fund Accountant provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. For these services, the Trust pays the Fund Accountant a fee based on the Trust’s total average daily net assets of 0.015% on assets between $500 million and $3 billion and 0.01% on the remaining balance with a minimum fee of $23,000 per fund. The Fund Accountant also is entitled to certain out-of-pocket expenses, including pricing expenses.
&lt/R&gt

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&ltR&gt
Pursuant to a Custodian Agreement, U.S. Bank, N.A. serves as the custodian of the Funds’ assets. Under the terms of the Custodian Agreement, the Custodian holds and administers the assets in the Funds’ portfolios. The Custodian receives an annual fee based on the Trust’s total average daily net assets of 0.03% on assets up to $500 million, 0.025% on assets between $500 million and $1 billion and 0.02% on the remaining balance. The Custodian also is entitled to certain out-of-pocket expenses.
&lt/R&gt

Distributor

&ltR&gt
Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as the distributor (“Distributor”) in connection with the continuous offering of the Funds’ shares. The Distributor and participating dealers with whom it has entered into dealer agreements offer shares of the Funds as agents on a best efforts basis and are not obligated to sell any specific amount of shares. For the fiscal year ended August 31, 2005, the Distributor received $90,000 as compensation from Rafferty for distribution services for the Trust. Mr. Rafferty is an affiliated person of the Distributor.
&lt/R&gt

Distribution Plan

Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted a Rule 12b-1 Plan of Distribution (“Plan”) for the Advisor Class Shares of each Fund pursuant to which each Fund may pay certain expenses incurred in the distribution of the Advisor Class Shares and the servicing and maintenance of existing shareholder accounts. Pursuant to the Plan, a Fund may pay up to 1.00% of its Advisor Class average daily net assets.

The Plan was approved by the Trustees, including the Independent Trustees of the Funds. In approving the Plan, the Trustees determined that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders. The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plan and the purposes for which such expenditures were made. With the exception of the Distributor, as the Funds’ principal underwriter, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

&ltR&gt
The Plan permits payments to be made by each Fund to the distributor or other third parties for expenditures incurred in connection with the distribution of Fund shares to investors and the provision of certain shareholder services. The distributor or other third parties are authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of each Fund. In addition, the Plan authorizes payments by each Fund to the distributor or other third parties for the cost related to selling or servicing efforts, preparing, printing and distributing Fund prospectuses, statements of additional information, and shareholder reports to investors.

The table below shows the amount of 12b-1 fees paid by each Fund for the fiscal year ended August 31, 2005:

Fund (Investor Class)	12b-1 fees paid
Evolution Managed Bond Fund	$ 35,249
Evolution All-Cap Equity Fund	$ 49,148

No information is provided for the Advisor Class because the Advisor Class had not commenced operations prior to the date of this SAI.
&lt/R&gt

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&ltR&gt
The fee paid to the Distributor by the Funds was used for distribution related expenses, such as advertising and compensation to broker-dealers, sales personnel, and the Distributor. The Funds distributed the fee as follows:

Fund (Investor Class)	Advertising and Marketing	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel	Other Marketing Expenses
Evolution Managed Bond Fund	$ 0	$ 0	$ 0	$ 35,249	$ 0	$ 0
Evolution All-Cap Equity Fund	$ 0	$ 0	$ 0	$ 49,178	$ 0	$ 0
&lt/R&gt

Independent Registered Public Accounting Firm

&ltR&gt
Ernst & Young LLP (“E&Y”), 233 S. Wacker Drive, Chicago, Illinois 60606, is the independent registered public accounting firm for the Trust. The Financial Statements of the Funds for the fiscal year ended August 31, 2005 have been audited by E&Y and are incorporated by reference herein with reliance upon the report of said Firm, which is given upon their authority as experts in accounting and auditing.
&lt/R&gt

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Funds’ Advisor Class is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time), each day the NYSE is open for business. The NYSE is not open on New Year’s Day, Presidents’ Day, Martin Luther King’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

&ltR&gt
A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities traded principally on the NASDAQ National Market® (“NASDAQ®”) for which quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ® each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices; in that case, NASDAQ® will adjust the price to equal the inside bid or asked price, whichever is closer. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.

When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available or for which Rafferty has reason to question the validity of quotations received are valued at fair value by procedures as adopted by the Board.

For purposes of determining net asset value per share of the Funds, options and futures contracts are valued at the last sale prices of the exchanges on which they trade. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the last sale price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the last sale price for a like option acquired on the day on which the option is being valued. A last sale price may not be used for the foregoing purposes if the market makes a limit move with respect to a particular instrument.
&lt/R&gt

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For valuation purposes, quotations of foreign securities or other assets denominated in foreign currencies are translated to U.S. Dollar equivalents using the net foreign exchange rate in effect at the close of the stock exchange in the country where the security is issued. Short-term debt instruments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. If the Board determines that the amortized cost method does not represent the fair value of the short-term debt instrument, the investment will be valued at fair value by procedures as adopted by the Board. U.S. government securities are valued at the mean between the closing bid and asked price provided by an independent third party pricing service (“Pricing Service”).

&ltR&gt
Other debt securities are valued by using the mean between the closing bid and asked price provided by the Pricing Service. If the closing bid and asked price are not readily available, the Pricing Service may provide a price determined by a matrix pricing method, which is a mathematical technique used to value fixed-income securities without relying exclusively on quoted prices. In the absence of market quotations or matrix-derived prices from the Pricing Service, the debt securities will be valued at fair value as determined in good faith by the Board.
&lt/R&gt

OTC securities held by the Funds will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of the Funds that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Dividend income and other distributions are recorded on the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Rafferty or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations. The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of the Funds are valued at fair value.

For purposes of calculating their daily NAV, the Funds typically reflect changes in their holdings of portfolio securities on the first business day following a portfolio trade (commonly known as “T+1 accounting”). However, each Fund is permitted to include same day trades when calculating its NAV (commonly referred to as “trade date accounting”) on days when the Fund receives substantial redemptions. Such redemptions can result in an adverse impact on a Fund’s NAV when there is a disparity between the trade price and the closing price of the security. Thus, a Fund’s use of trade date accounting is likely to lessen the impact of substantial redemptions on the Fund’s NAV.

PURCHASES AND REDEMPTIONS

Retirement Plans

&ltR&gt
Individuals who earn compensation and who have not reached age 70½ before the close of the year generally may establish an individual retirement account (“IRA”). An individual may make limited contributions to an IRA of up to $4,000 per taxable year ($8,000 if such contributions also are made for a nonworking spouse and a joint return is filed) through the purchase of shares of the Funds; these maximum contributions increase by $500 if you attain age 50 before the end of the taxable year ($1,000 if both you and your spouse do so). The Internal Revenue Code of 1986, as amended (“Code”), limits the deductibility of IRA contributions to taxpayers who are not active participants (and, under certain circumstances, whose spouses are not active participants, unless their combined adjusted gross income does not exceed $150,000) in employer-provided retirement plans or who have adjusted gross income below certain levels. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to the same limits as referred to above. In addition, individuals whose earnings (together with their spouse’s earnings) do not exceed a certain level may establish a Roth IRA; although contributions thereto are nondeductible, withdrawals from a Roth IRA will not be taxable under certain circumstances. An IRA also may be used for certain “rollovers” from qualified benefit plans and from Section 403(b) annuity plans.
&lt/R&gt

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Fund shares also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

Redemption in Kind

The Trust has filed a notice of election under Rule 18f-1 of the 1940 Act which obligates the Funds to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of the Funds’ net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Funds determine net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs. Shareholders who receive futures contracts or options on futures contracts in connection with a redemption in kind may be responsible for making any margin payments due on those contracts.

Redemptions by Telephone

&ltR&gt
Shareholders may redeem shares of the Funds by telephone. When acting on verbal instructions believed to be genuine, the Trust, Rafferty, transfer agent and their trustees, directors, officers and employees are not liable for any loss resulting from a fraudulent telephone transaction request and the investor will bear the risk of loss. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. To the extent that the Trust, Rafferty, transfer agent and their trustees, directors, officers and employees do not employ such procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions.
&lt/R&gt

Receiving Payment

&ltR&gt
Payment of redemption proceeds will be made within seven days following the Funds’ receipt of your request (if received in good order as described below) for redemption. For investments that have been made by check, payment on redemption requests may be delayed until the transfer agent is reasonably satisfied that the purchase payment has been collected by the Trust (which may require up to 10 calendar days). To avoid redemption delays, purchases should be made by direct wire transfers.
&lt/R&gt

A redemption request will be considered to be received in “good order” if:

•	The number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;

33

•	Any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

•
Any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

•
The signatures on any written redemption request of $100,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by U.S. Bancorp Fund Services, LLC, as transfer agent, under its current signature guarantee program.

The right of redemption may be suspended or the date of payment postponed for any period during which (1) the NYSE is closed (other than customary weekend or holiday closings); (2) trading on the NYSE is restricted; (3) situations where an emergency exists as a result of which it is not reasonably practicable for a Fund fairly to determine the value of their net assets or disposal of a Fund’s securities is not reasonably practicable; or (4) the SEC has issued an order for the protection of a Fund’s shareholders.

Anti-Money Laundering

&ltR&gt
The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, the Funds may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a government agency. In addition, pursuant to the Funds’ Customer Identification Program, the Funds’ transfer agent will complete a thorough review of all new opening account applications and will not transact business with any person or entity whose identity cannot be adequately verified.

EXCHANGE PRIVILEGE

An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents; or (2) a telephone request for such exchange in accordance with the procedures set forth in the Prospectus and below. Telephone requests for an exchange received by the Funds before 4:00 p.m. Eastern time will be effected at the close of regular trading on that day. Requests for an exchange received after the close of regular trading will be effected on the NYSE’s next trading day. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

The Trust reserves the right to reject any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time. In addition, the Trust may terminate this exchange privilege upon a 60-day notice.
&lt/R&gt

SHAREHOLDER INFORMATION

Each share of a Fund gives the shareholder one vote in matters submitted to shareholders for a vote. Each class of each Fund has equal voting rights, except that, in matters affecting only a particular class or series, only shares of that class or series are entitled to vote. Share voting rights are not cumulative, and shares have no preemptive or conversion rights. Shares are not transferable. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in a Trust’s or a Fund’s operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust’s outstanding shares.

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DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Dividends and Other Distributions

&ltR&gt
Net investment income and any realized net capital gains are distributed as described in the Prospectus under “Distributions and Taxes.” All distributions from each Fund normally are automatically reinvested without charge in additional shares of that Fund.
&lt/R&gt

Taxes

&ltR&gt
Regulated Investment Company Status. Each Fund is treated as a separate corporation for federal tax purposes and intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code. If a Fund so qualifies and satisfies the Distribution Requirement (defined below) for a taxable year, it will not be subject to federal income tax on the part of its investment company taxable income (generally consisting of net investment income and the excess of net short-term capital gain over net long-term capital loss (“short-term capital gain”), all determined without regard to any deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders for that year.

To qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (“Distribution Requirement”) and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities (“Income Requirement”); and (2) at the close of each quarter of the Fund’s taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer (collectively, “Diversification Requirements”).

Although each Fund intends to satisfy all the foregoing requirements, there is no assurance that a Fund will be able to do so. The investment by a Fund primarily in options and futures positions entails some risk that it might fail to satisfy the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation used by such other Funds, pursuant to which each of them would be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the Internal Revenue Service, which might apply a different method resulting in disqualification of one or more of those Funds.

If a Fund failed to qualify for treatment as a RIC any taxable year, (1) it would be taxed on the full amount of its taxable income, including net capital gain, for that year at corporate income tax rates (up to 35%) without being able to deduct the distributions it makes to its shareholders; and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income, except for the part of those dividends that is “qualified dividend income” (described in the Prospectus) (“QDI”) which is subject to a maximum federal income tax rate of 15%) to the extent of the Fund’s earnings and profits. In addition, a Fund would be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.
&lt/R&gt

35

General. If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable distribution.

Each Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends a Fund distributes (including distributions of short-term capital gain), if any, are taxable to its shareholders as ordinary income (at rates up to 35% for individuals), except to the extent they constitute QDI regardless of whether the dividends are reinvested in Fund shares or received in cash. Distributions of a Fund’s net capital gain, if any, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether the distributions are reinvested in Fund shares or received in cash. A shareholder’s sale (redemption) of Fund shares may result in a taxable gain, depending on whether the redemption proceeds are more or less than the adjusted basis for the shares. An exchange of Fund shares for shares of another fund generally will have similar consequences.

&ltR&gt
&lt/R&gt
Income from Foreign Securities. Dividends and interest a Fund receives, and gains it realizes on foreign securities, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

&ltR&gt
Each Fund may invest in the stock of “passive foreign invest-ment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on its disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in a Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the 15% maximum federal income tax rate on individuals’ QDI.
&lt/R&gt

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then, in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain -- which the Fund probably would have to distribute to satisfy the Distribution Requirement -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

36

Each Fund may elect to “mark to market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC’s stock over a Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. A Fund’s adjusted basis in each PFIC’s stock with respect to which it makes this election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Gains or losses (1) from the disposition of foreign currencies; (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security; and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues dividends, interest or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders.

Derivatives Strategies. The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from options and futures contracts a Fund derives with respect to its business of investing in securities will be qualifying income under the Income Requirement.

“Nonequity options” (i.e., certain listed options, such as those on “broad-based” stock indices) and futures in which the Funds may invest may be “section 1256 contracts.” Section 1256 contracts that a Fund holds at the end of each taxable year, other than section 1256 contracts that are part of a “mixed straddle” with respect to which a Fund has made an election not to have the following rules apply, must be “marked-to-market” (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the Funds may invest. That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options and futures contracts are positions in personal property. Under that section any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of straddle transactions are not entirely clear.

If a call option written by a Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto. If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis of the subject securities or futures contract.

37

If a Fund has an “appreciated financial position” -- generally, an interest (including an interest through an option, futures contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a “constructive sale” of the position, a Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is a Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Funds. No attempt is made to present a complete explanation of the federal tax treatment of the Funds’ and their shareholder activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the Funds and to distributions therefrom.

FINANCIAL STATEMENTS

&ltR&gt
The financial statements for the Fund for the fiscal year ended August 31, 2005, are herein incorporated by reference to the Fund Annual Report to Shareholders dated August 31, 2005. To receive a copy of the Prospectus or annual or semi-annual reports to shareholders, without charge, write to or call the Trust at the address or telephone number listed above.
&lt/R&gt

38

Appendix A

Description of Corporate Bond Ratings

Moody’s Investors Service and Standard and Poor’s Corporation are two prominent independent rating agencies that rate the quality of bonds. Following are expanded explanations of the ratings shown in the Prospectus and this SAI.

Moody’s Investors Service Ratings

Aaa: Bonds with this rating are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.

Aa: Bonds with this rating are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude.

A: Bonds with this rating possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds with this rating are considered as medium grade obligations, i.e.; they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds with this rating are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds with this rating generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds with this rating are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds with this rating represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds with this rating are the lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

A-1

Generally, investment-grade debt securities are those rated Baa3 or better by Moody’s.

Standard & Poor’s Corporation Ratings

AAA: This rating is the highest rating assigned by Standard & Poor’s and is indicative of a very strong capacity to pay interest and repay principal.

AA: This rating indicates a very strong capacity to pay interest and repay principal and differs from the higher rated issues only by a small degree.

A: This rating indicates a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: This rating indicates an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC: These ratings indicate, on balance, a predominantly speculative capacity of the issuer to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: This rating is reserved for income bonds on which no interest is being paid.

D: This rating indicates debt in default, and payment of interest and/or repayment of principal are in arrears.

The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories, for example A or B+.

Generally, investment-grade debt securities are those rated BBB or better by Standard & Poor’s.

A-2

&ltR&gt
APPENDIX B
&lt/R&gt

Potomac Funds
Proxy Voting Policies and Procedures

The Potomac Funds have adopted the following guidelines (the “Guidelines”) pursuant to which the Funds’ investment adviser, Rafferty Asset Management (“RAM”), in the absence of special circumstances, generally shall vote proxies. These Guidelines are designed to reasonably ensure that proxies are voted in the best interest of the shareholders of the Funds.

I. Duty to Vote Proxies

RAM views seriously its responsibility to exercise voting authority over securities that are owned by the Funds.

A.  It is the policy of RAM to review each proxy statement on an individual basis and to vote exclusively with the goal to best serve the financial interests of the Funds’ shareholders.

B. To document that proxies are being voted, RAM will keep a record reflecting when and how each proxy is voted. RAM will keep and maintain such records consistent with the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”), and other applicable regulations. RAM will make its proxy voting history and policies and procedures available to shareholders upon request. The proxy voting history and policies and procedures will be available via our website, www.potomacfunds.com, or in written form. If requested in written form, the proxy voting history and policies and procedures shall be sent to a shareholder within three business days of such a request. To request a written copy, shareholders, or their agents, may contact RAM at (800) 851-0511 or by writing to the Funds at P.O. Box 1993, Milwaukee, Wisconsin 53201.

II. Guidelines for Voting Proxies

RAM will generally vote proxies so as to promote the long-term economic value of the underlying securities, and generally will follow the Guidelines provided below. Each proxy proposal should be considered on its own merits, and an independent determination will be made whether to support or oppose management’s position. RAM believes that the recommendation of management should be given substantial weight, but RAM will not support management proposals that may be detrimental to the underlying financial value of a stock.

The Potomac Funds portfolio management department will be responsible for administrating and overseeing the proxy voting process.

The Guidelines set forth below deal with the two basic categories of proxy proposals. While they are not exhaustive, they do provide a good indication of RAM’s general approach to a wide range of issues.

RAM usually will oppose proposals that dilute the economic interest of shareholders, reduce shareholders’ voting rights, or otherwise limit their authority. Proxies will be voted in what is believed to be in the fund shareholders’ best interest and not necessarily always with management. Each situation is considered individually within the general guidelines. Routine proposals normally are voted based on the recommendation of the issuer’s management. Non-routine proposals that could meaningfully impact the position of existing shareholders are given special consideration and voted in a manner that is believed to support the interests of the funds’ shareholders.

B-1

1. Routine Proposals

Routine proposals are those that do not propose to change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, routine proposals include:

•	Approval of auditors
•	Election of directors and officers of the corporation
•	Indemnification provisions for directors
•	Liability limitations of directors
•	Name changes
•	Declaring stock splits
•	Elimination of preemptive rights
•	Incentive compensation plans
•	Changing the date and/or the location of the annual meetings
•	Minor amendments to the articles of incorporation
•	Employment contracts between the company and its executives and remuneration for directors
•	Automatic dividend reinvestment plans
•	Retirement plans, pensions plans and profit sharing plans, creation of and amendments thereto

2. Non-Routine Proposals

These proposals are more likely to affect the structure and operations of the corporation and, therefore, will have a greater impact on the value of the stock. The portfolio voting the proxy will review each issue in this category on a case-by-case basis. RAM will be especially critical of lavish executive compensation and highly priced merger acquisition proposals, which would tend to lower future corporate earnings potential.

Non-routine proposals typically include:

•	Mergers and acquisitions
•	Restructuring
•	Re-incorporation or formation
•	Changes in capitalization
•	Increase or decrease in number of directors
•	Increase or decrease in preferred stock
•	Increase or decrease in common stock
•	Stock option plans or other compensation plans
•	Social issues
•	Poison pills
•	Golden parachutes
•	Greenmail
•	Supermajority voting
•	Board classification without cumulative voting
•	Confidential voting

B-2

RAM will typically accept management’s recommendations on shareholder proposed social issues, since it does not have the means to either evaluate the economic impact of such proposals, or determine a consensus among shareholders’ social and political viewpoints.

III. Conflicts of Interests

RAM and affiliated companies’ business lines, limited to that of investment advisor to mutual funds and retail broker/dealer, preclude any potential material conflicts of interests between RAM and Potomac Funds’ shareholders. Neither RAM, nor its affiliates underwrite securities or own stock shares.

IV. Recordkeeping and Reporting

RAM is required to maintain records of proxies voted pursuant to Section 204(2) of the Advisers Act and Rule 204-2(c) thereunder. RAM will maintain and make available to fund shareholders for review a copy of its proxy voting policies and procedures, a record of each vote cast, and each written and verbal shareholder request for proxy voting records. In addition, RAM will maintain appropriate proxy voting records for the Funds in compliance with applicable regulations under the Investment Company Act of 1940, as amended.

Proxy voting books and records are maintained by RAM for five years, the first two years can be accessed via the Funds’ website, www.potomacfunds.com, or requested in written form. If requested in written form, the proxy voting history and policies and procedures shall be sent to a shareholder within three business days of such a request. To request a written copy, shareholders, or their agents, may contact RAM at (800) 851-0511 or by writing to the Funds at P.O. Box 1993, Milwaukee, Wisconsin 53201. A copy of the twelve-month voting history of the Funds will be made available on the SEC’s website at http://www.sec.gov beginning August 1, 2004 for the twelve-month period beginning July 1, 2003, in accordance with applicable regulations under the 1940 Act.

Effective July 1, 2003

B-3

POTOMAC FUNDS
PART C

OTHER INFORMATION

Item 23.  Exhibits.

(a)
Declaration of Trust is herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 6, 1997 via EDGAR, Accession No. 0000898432-97-000314.

(b)
By-Laws are herein incorporated by reference from the Trust’s Initial Registration  Statement on Form N-1A filed with the Securities and Exchange Commission on June 6, 1997 via EDGAR, Accession No. 0000898432-97-000314.

(c)		Voting trust agreement - None

(d)	(i)(A)
Form of Investment Advisory Agreement is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 18, 1997 via EDGAR, Accession No. 0000898432-97-000410.

(i)(B)
Amendment to Schedule A to the Investment Advisory Agreement is herein incorporated by reference from the Post-Effective Amendment No. 54 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on October 17, 2005 via EDGAR, Accession No. 0000894189-05-002709.

(ii)(A)
Form of Investment Subadvisory Agreement between Portfolio Strategies, Inc. and Rafferty Asset Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on March 31, 2005 via EDGAR, Accession No. 0000894189-05-000885.

(ii)(B)
Form of Investment Subadvisory Agreement between Flexible Plan Investments, Ltd. and Rafferty Asset Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 12, 2004 via EDGAR, Accession No. 0000898432-04-000033.

(ii)(C)
Form of Investment Subadvisory Agreement between Hundredfold Advisors and Rafferty Asset Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 32 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 1, 2004 via EDGAR, Accession No. 0000898432-04-000703.

C-1

(ii)(E)
Investment Subadvisory Agreement between Transamerica Investment Management, LLC, and Rafferty Asset Management, LLC for the Potomac Dynamic HY Bond Fund is herein incorporated by reference from the Post-Effective Amendment No. 32 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 1, 2004 via EDGAR, Accession No. 0000898432-04-000703.

(ii)(F)
Investment Subadvisory Agreement between Transamerica Investment Management, LLC, and Rafferty Asset Management, LLC for the Potomac HY Bear Fund is herein incorporated by reference from the Post-Effective Amendment No. 50 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 28, 2005 via EDGAR, Accession No. 0000950134-05-001607.

(ii)(G)
Form of Investment Subadvisory Agreement between Horizon Capital Management Inc. and Rafferty Asset Management, LLC is herein incorporate by reference from the Post-Effective Amendment No. 33 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 2, 2004 via EDGAR, Accession No. 0000894189-04-001808.

(iii)(A)
Fund Administration Servicing Agreement is herein incorporated by reference from the Post-Effective Amendment No. 50 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 28, 2005 via EDGAR, Accession No. 0000950134-05-001607.

(iii)(B)
Amendment to Exhibit A to the Fund Administration Servicing Agreement is herein incorporated by reference from the Post-Effective Amendment No. 54 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on October 17, 2005 via EDGAR, Accession No. 0000894189-05-002709.

(e)	(i)
Form of Distribution Agreement between the Potomac Funds and Rafferty Capital Markets, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 15, 1998 via EDGAR, Accession No. 0000898432-98-000498.

(ii)
Form of Dealer Agreement is herein incorporated by reference from the Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 17, 1999 via EDGAR, Accession No. 0000898432-99-001069.

(f)		Bonus, profit sharing contracts - None

(g)	(i)
Custodian Agreement is herein incorporated by reference from the Post-Effective Amendment No. 50 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 28, 2005 via EDGAR, Accession No. 0000950134-05-001607.

(ii)
Amendment to Exhibit C to the Custodian Agreement is herein incorporated by reference from the Post-Effective Amendment No. 54 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on October 17, 2005 via EDGAR, Accession No. 0000894189-05-002709.

(h)	(i)(A)
Transfer Agent Agreement is herein incorporated by reference from the Post-Effective Amendment No. 50 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 28, 2005 via EDGAR, Accession No. 0000950134-05-001607.

(i)(B)
Amendment to Exhibit A to the Transfer Agent Agreement is herein incorporated by reference from the Post-Effective Amendment No. 54 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on October 17, 2005 via EDGAR, Accession No. 0000894189-05-002709.

(ii)(A)
Fund Accounting Servicing Agreement is herein incorporated by reference from the Post-Effective Amendment No. 50 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 28, 2005 via EDGAR, Accession No. 0000950134-05-001607.

(ii)(B)
Amendment to Exhibit A to the Fund Accounting Servicing Agreement is herein incorporated by reference from the Post-Effective Amendment No. 54 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on October 17, 2005 via EDGAR, Accession No. 0000894189-05-002709.

(iii)(A)
Fulfillment Servicing Agreement is herein incorporated by reference from the Post-Effective Amendment No. 50 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 28, 2005 via EDGAR, Accession No. 0000950134-05-001607.

(iii)(B)
Amendment to Exhibit A to the Fulfillment Servicing Agreement is herein incorporated by reference from the Post-Effective Amendment No. 54 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on October 17, 2005 via EDGAR, Accession No. 0000894189-05-002709.

(i)		Opinion and consent of counsel - filed herewith

(j)	(i)	Consent of Independent Registered Public Accounting Firm - filed herewith

(ii)
Powers of Attorney is herein incorporated by reference from the Post-Effective Amendment No. 48 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on May 18, 2005 via EDGAR, Accession No. 0000894189-05-001232.

(k)		Financial statements omitted from prospectus - None

(l)
Letter of investment intent is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 18, 1997 via EDGAR, Accession No. 0000898432-97-000410.

(m)	(i)
Investor Class Plan pursuant to Rule 12b-1 is herein incorporated by reference from the Post-Effective Amendment No. 27 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on May 11, 2004 via EDGAR, Accession No. 0000898432-04-000438.

(ii)
Amended Schedule A to Investor Class Plan pursuant to Rule 12b-1 is herein incorporated by reference from the Post-Effective Amendment No. 54 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on October 17, 2005 via EDGAR, Accession No. 0000894189-05-002709.

(iii)
Advisor Class Plan pursuant to Rule 12b-1 is herein incorporated by reference from the Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 17, 1999 via EDGAR, Accession No. 0000898432-99-001069.

(iv)
Amended Schedule A to Advisor Class Plan is herein incorporated by reference from the Post-Effective Amendment No. 53 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 2005 via EDGAR, Accession No. 0000950137-05-010727.

(n)
Plan pursuant to Rule 18f-3 is herein incorporated by reference from the Post-Effective Amendment No. 15 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 2003 via EDGAR, Accession No. 0000898432-03-000812.

(o)		Reserved

(p)	(i)
Code of Ethics of the Potomac Funds, Potomac Insurance Trust and Rafferty Asset Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 37 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 1, 2004 via EDGAR, Accession No. 0000894189-04-002567.

(ii)
Code of Ethics of Portfolio Strategies, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on March 31, 2005 via EDGAR, Accession No. 0000894189-05-000885.

(iii)
Code of Ethics of Flexible Plan Investments, Ltd is herein incorporated by reference from the Post-Effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 12, 2004 via EDGAR, Accession No. 0000898432-04-000033.

(iv)
Code of Ethics of Hundredfold Advisors is herein incorporated by reference from the Post-Effective Amendment No. 32 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 1, 2004 via EDGAR, Accession No. 0000898432-04-000703.

(v)
Code of Ethics of Transamerica Investment Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 30 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 28, 2004 via EDGAR, Accession No. 0000898432-04-000568.

(vi)
Code of Ethics for Rafferty Capital Markets, LLC is herein incorporated by reference from the Post-Effective Amendment No. 20 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 31, 2003 via EDGAR, Accession No. 0000894189-03-001984.

Item 24. Persons Controlled by or Under Common Control with Registrant

                None.

Item 25. Indemnification

Article XI, Section 2 of the Trust’s Declaration of Trust provides that:

(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

(i)
every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust and/or by the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof;

(ii)
the words “claim,”  “action,”  “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while a Covered Person is in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Covered Person:

(i)
who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

(ii)
in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry or full investigation); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent legal counsel.

(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

(d)
Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification under this Section 2; provided, however, that:

(i)	such Covered Person shall have provided appropriate security for such undertaking,

(ii)	the Trust is insured against losses arising out of any such advance payments, or

(iii)
either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust and not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Series or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26. Business and Other Connections of Investment Adviser

Rafferty Asset Management, LLC (the “Adviser”), 33 Whitehall Street, 10th Floor, New York, New York 10004, offers investment advisory services. Information as to the officers and directors of the Adviser is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-54679).

Portfolio Strategies, Inc. (“PSI”), 1102 Broadway, #302, Tacoma, Washington 98402, offers investment advisory services. Information as to the officers and directors of PSI is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-18475).

Flexible Plan Investments, Ltd. (“Flexible Plan”), 3883 Telegraph Road, Suite 100, Bloomfield Hills, Michigan, 48302, offers investment advisory services. Information as to the officers and directors of Flexible Plan is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-21073).

Hundredfold Advisors (“Hundredfold”), 2940 N. Lynnhaven Road, Suite 210A, Virginia Beach, VA 23452, offers investment advisory services. Information as to the officers and directors of Hundredfold is included in its current Form ADV filed with the Securities and Exchange Commission. (Registration Number 801-63226)

Transamerica Investment Management, LLC (“Transamerica”), 1150 South Olive Street, 27th Floor, Los Angeles, CA 90015, offers investment advisory services. Information as to the officers and directors of Transamerica is included in its current form ADV filed with the Securities and Exchange Commission (Registration Number 801- 57089).

Horizon Capital Management, Inc. (“HCM”), 141 Ridgeway Drive, Suite 203, Lafayette, LA 70503, offers investment advisory services. Information as to the officers and directors of HCM is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-26038).

Item 27. Principal Underwriter

(a) Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as principal underwriter for the Potomac Funds, Badgley Funds, Berkshire Funds, Bremer Funds, Marketocracy Funds, Kirr Marbach Funds, Leuthold Funds, and Texas Capital Value Funds.

(b)	The director and officers of Rafferty Capital Markets, LLC are:

Name	Positions and Offices with Underwriter	Position and Offices with Registrant
Thomas A. Mulrooney	President	None
Lawrence C. Rafferty	Director	Chairman of the Board of Trustees
Stephen P. Sprague	Chief Financial Officer	Treasurer and Controller

The principal business address of each of the persons listed above is 59 Hilton Avenue, Garden City, New York 11530.

Item 28.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the physical possession of the Potomac Funds’ investment adviser, subadviser, administrator, custodian, subcustodian, or transfer agent.

Item 29.  Management Services

Not applicable.

Item 30. Undertakings

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of its latest annual report to Shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 59 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 59 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on December 22, 2005.

POTOMAC FUNDS

By:	/s/ Daniel D. O’Neill
Daniel D. O’Neill
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 59 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Lawrence C. Rafferty*	Chairman of the Board	December __, 2005
Lawrence C. Rafferty

/s/ Jay F. Higgins*	Trustee	December __, 2005
Jay F. Higgins

/s/ Daniel J. Byrne*	Trustee	December __, 2005
Daniel J. Byrne

/s/ Kevin G. Boyle*	Trustee	December __, 2005
Kevin G. Boyle

/s/ Gerald E. Shanley III*	Trustee	December __, 2005
Gerald E. Shanley III

/s/ Daniel D. O’Neill	President and	December __, 2005
Daniel D. O’Neill	Chief Executive Officer

/s/ Timothy P. Hagan	Chief Financial Officer	December __, 2005
Timothy P. Hagan

*By: /s/ Daniel D. O’Neill
Daniel D. O’Neill, President, Chief Executive Officer and Attorney-In Fact

INDEX TO EXHIBITS

Exhibit Number	Description

(i)	Opinion and consent of counsel

(j)(i)	Consent of Independent Registered Public Accounting Firm